                                                             File Nos. 333-54016
                                                                        811-7060
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 5                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 57                                                       [X]

                 (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
     -----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
     -------------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, California             92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          Richard C. Pearson
          Executive Vice President
          MetLife Investors Insurance Company of California
          22 Corporate Plaza Drive
          Newport Beach, California  92660
          (949) 629-1317

     Copies to:
          W. Thomas Conner
          Sutherland, Asbill & Brennan
          1275 Pennsylvania Avenue, NW
          Washington, DC 20004
          (202)383-0590

It is proposed that this filing will become effective:

_X__ immediately upon filing pursuant to paragraph (b) of Rule 485 ____ on May 1, 2003, pursuant to paragraph (b) of Rule 485
____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                           EXPLANATORY NOTE

===============================================================================
This Post-Effective Amendment No. _ (the "Amendment") includes a new prospectus to be used on or after the effective date of the Amendment to offer individual variable annuity contracts with certain new product features (the "New Prospectus"). The New Prospectus appears first in the Amendment, followed by the prospectus for the existing contracts (the "Existing Prospectus"). Different versions of the Existing Prospectus may be created from the Amendment. The New Prospectus will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933 (or a certification will be filed pursuant to Rule 497(j)) and the different versions of the Existing Prospectus will be filed with the Commission pursuant to Rule 497. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
===============================================================================

                                   PART A

                          The Variable Annuity Contract
                                    issued by

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                       and
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company of California (MetLife Investors or we or us).

The annuity contract has 20 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 193 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

Met Investors Series Trust (Class B):

                       Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                       Harris Oakmark International Portfolio
                        (formerly State Street Research Concentrated
                        International Portfolio)
                       Janus Aggressive Growth Portfolio
                       Lord Abbett Bond Debenture Portfolio
                       Lord Abbett Growth and Income Portfolio
                       MFS(R)Research International Portfolio
                       Oppenheimer Capital Appreciation Portfolio
                       PIMCO Inflation Protected Bond Portfolio
                       PIMCO Innovation Portfolio
                       PIMCO Money Market Portfolio
                       PIMCO Total Return Portfolio
                       Met/Putnam Research Portfolio
                       T. Rowe Price Mid-Cap Growth Portfolio
                        (formerly MFS(R)Mid Cap Growth Portfolio)
                       Third Avenue Small Cap Value Portfolio

Metropolitan Series Fund, Inc.:

                      Davis Venture Value Portfolio (Class E)
                      Harris Oakmark Focused Value Portfolio (Class B) Jennison Growth Portfolio (Class B)
                      MetLife Stock Index Portfolio (Class B)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission
(SEC)and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.

The contracts:

o        are not bank deposits
o        are not FDIC insured
o        are not insured by any federal government agency
o        are not guaranteed by any bank or credit union
o        may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2003

TABLE OF CONTENTS                                                        Page

INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLES AND EXAMPLES

1. THE ANNUITY CONTRACT
         Market Timing
2. PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Free Look
         Accumulation Units
         Account Value
         Contract Exchanges
3. INVESTMENT OPTIONS
         Transfers
         Dollar Cost Averaging Programs
         Three Month Market Entry Program
         Automatic Rebalancing Program
         Asset Allocation Programs
         Voting Rights
         Substitution of Investment Options
4. EXPENSES
         Product Charges
         Account Fee
         Guaranteed Minimum Income Benefit - Rider Charge
         Withdrawal Charge
         Reduction or Elimination of the Withdrawal Charge
         Premium and Other Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuity Options
         Guaranteed Minimum Income Benefit
6. ACCESS TO YOUR MONEY
         Systematic Withdrawal Program
         Suspension of Payments or Transfers
7. PERFORMANCE
8. DEATH BENEFIT
         Upon Your Death
         Standard Death Benefit - Principal Protection
         Optional Death Benefit - Annual Step-Up
         Optional Death Benefit - Compounded-Plus
         Additional Death Benefit - Earnings Preservation Benefit
         General Death Benefit Provisions
         Spousal Continuation
         Death of Annuitant
         Controlled Payout
9. FEDERAL INCOME TAX STATUS
         Taxation of Non-Qualified Contracts
         Taxation of Qualified Contracts
         Foreign Tax Credits.
         Possible Tax Law Changes
10. OTHER INFORMATION
         MetLife Investors
         The Separate Account
         Distributor
         Requests and Elections
         Ownership
         Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the Guaranteed Minimum Income Benefit ("GMIB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you elect the GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES. If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at www.metlifeinvestors.com for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)
   (as a percentage of purchase payments                 7%

TRANSFER FEE (Note 2)                                    $0  (First 12 per year)
                                                         $25 (Thereafter)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See Expenses - Withdrawal Charge.)

Number of Complete Years from            Withdrawal Charge
 Receipt of Purchase Payment          (% of Purchase Payment)
---------------------------           -----------------------
          0                                     7
          1                                     6
          2                                     6
          3                                     5
          4                                     4
          5                                     3
          6                                     2
          7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

PERIODIC FEES AND EXPENSES TABLE *

ACCOUNT FEE (Note 1)                               $30

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGE

  If no optional death benefit is selected         0.50% of Income Base (Note 2)
  If an optional death benefit is selected         0.45% of Income Base (Note 2)

SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

  Mortality and Expense Charge                     1.05%
  Administration Charge                            0.25%
  Total Separate Account Annual Expenses           1.30%


Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate Account)

  Optional Death Benefit - Annual Step-Up          0.20%
  Optional Death Benefit - Compounded-Plus         0.35%

  Additional Death Benefit-Earnings Preservation   0.25%
  Benefit

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

*Certain periodic fees and expenses for contracts issued before May 1, 2003, are different. (See "Expenses.")

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                         Minimum           Maximum
                                                     -------           -------
(expenses that are deducted from                      0.56%             2.64%
investment portfolio assets, including
management fees, 12b-1/service fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                                                                  ALLIANCE-
                                                                  BERNSTEIN  Alliance- Alliance-
                    AIM       AIM V.I.     AIM V.I.      AIM V.I. VARIABLE   Bernstein Bernstein    FIDELITY  VIP
                    VARIABLE  Capital      International Premier  PRODUCTS   Premier   Real Estate  VARIABLE  Equity-   VIP
                    INSURANCE Appreciation Growth        Equity   SERIES     Growth    Investment   INSURANCE Income    Growth
                    FUNDS     Fund         Fund          Fund     FUND, INC. Portfolio Portfolio(2) PRODUCTS  Portfolio Portfolio
                    --------- ------------ ------------- -------- ---------- --------- ------------ --------- --------- ---------
Management Fees                  0.61%         0.74%       0.61%                1.00%      0.90%                0.48%      0.58%

12b-1/Service Fees               0.25%         0.25%       0.25%                0.25%      0.25%                0.25%      0.25%

Other Expenses                   0.24%         0.35%       0.24%                0.06%      0.37%                0.10%      0.10%

Total Annual                     1.10%         1.34%       1.10%                1.31%      1.52%                0.83%      0.93%
  Portfolio Expenses

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NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense
Voluntary
Contractual
Termination of
  Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed toreimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2002.

NOTE 2. The AllianceBernstein Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to 1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page



INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                              FRANKLIN
                              TEMPLETON                      Templeton                       Met/AIM
                    VIP       VARIABLE            Mutual     Developing Templeton  MET       Mid Cap   Met/AIM   Harris
                    High      INSURANCE Franklin  Shares     Markets    Foreign    INVESTORS Core      Small Cap Oakmark
                    Income    PRODUCTS  Small Cap Securities Securities Securities SERIES    Equity    Growth    International
                    Portfolio TRUST     Fund      Fund       Fund       Fund       TRUST     Portfolio Portfolio Portfolio
                    --------- --------- --------- ---------- ---------- ---------- --------- --------- --------- ---------
Management Fees       0.58%               0.53%     0.60%      1.25%       0.70%               0.75%     0.90%     0.85%

12b-1/Service Fees    0.25%               0.25%     0.25%      0.25%       0.25%               0.25%     0.25%     0.25%

Other Expenses        0.14%               0.31%     0.21%      0.33%       0.20%               0.91%     1.17%     1.54%

Total Annual          0.97%               1.09%     1.06%      1.83%       1.15%               1.91%     2.32%     2.64%
  Portfolio Expenses

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NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                       1.04%     1.05%                  1.13%               1.20%     1.30%     1.45%
Voluntary                                   x         x                      x
Contractual                                                                                      x         x         x
Termination of
  Contract                                                                                    4/30/04   4/30/04   4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page



INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                              J.P.      J.P.      Lord         Lord       Lord        Lord          Lord
                    Janus     Morgan    Morgan    Abbett       Abbett     Abbett      Abbett        Abbett    MFS(R)
                    Agressive Quality   Select    America's    Bond       Growth and  Growth        Mid-Cap   Research
                    Growth    Bond      Equity    Value        Debenture  Income      Opportunities Value     International
                    Portfolio Portfolio Portfolio Portfolio(3) Portfolio  Portfolio   Portfolio     Portfolio Portfolio
                    --------- --------- --------- ------------ ---------- ----------- ------------- --------- -------------
Management Fees       0.80%     0.53%     0.62%      0.65%        0.60%      0.58%        0.70%        0.70%      0.80%

12b-1/Service Fees    0.25%     0.25%     0.25%      0.25%        0.25%      0.25%        0.25%        0.25%      0.25%

Other Expenses        0.64%     0.18%     0.18%      0.78%        0.20%      0.10%        1.03%        0.21%      1.02%

Total Annual          1.69%     0.96%     1.05%      1.68%        1.05%      0.93%        1.98%        1.16%      2.07%
  Portfolio Expenses

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NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense   1.15%     0.95%                1.05%        1.00%                   1.15%                   1.35%
Voluntary
Contractual             x         x                    x            x                       x                       x
Termination of
  Contract           4/30/04   4/30/04              4/30/04      4/30/04                 4/30/04                 4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page




INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                                 PIMCO                                                                 T. Rowe   Third
                    Oppenheimer  Inflation               PIMCO     PIMCO      Met/Putnam               Price     Avenue
                    Capital      Protected    PIMCO      Money     Total      Capital       Met/Putnam Mid-Cap   Small Cap
                    Appreciation Bond         Innovation Market    Return     Opportunities Research   Growth    Value
                    Portfolio    Portfolio(3) Portfolio  Portfolio Portfolio  Portfolio     Portfolio  Portfolio Portfolio
                    ------------ ------------ ---------- --------- ---------- ------------- ---------- --------- ----------
Management Fees         0.65%       0.50%        0.95%     0.40%      0.50%       0.85%        0.80%      0.75%     0.75%

12b-1/Service Fees      0.25%       0.25%        0.25%     0.25%      0.25%       0.25%        0.25%      0.25%     0.25%

Other Expenses          0.32%       0.35%        0.76%     0.21%      0.15%       0.37%        0.33%      0.51%     0.69%

Total Annual            1.22%       1.10%        1.96%     0.86%      0.90%       1.47%        1.38%      1.51%     1.69%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense     1.00%       0.95%        1.35%                                         1.15%      1.20%     1.25%
Voluntary
Contractual               x           x            x                                             x          x         x
Termination of
  Contract             4/30/04     4/30/04      4/30/04                                       4/30/04    4/30/04   4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page




INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                                                       Harris
                                 Capital     Davis     Oakmark             MetLife   MFS(R)     MFS(R)    MFS(R)
                    METROPOLITAN Guardian    Venture   Focused   Jennison  Stock     Investors  Research  Total     Met/Putnam
                    SERIES       U.S. Equity Value     Value     Growth    Index     Trust      Managers  Return    Voyager
                    FUND, INC.   Portfolio   Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio Portfolio Portfolio
                    ------------ ----------- --------- --------- --------- --------- ---------- --------- --------- ----------
Management Fees                    0.68%       0.75%     0.75%     0.68%     0.25%      0.75%     0.75%      0.50%     0.80%

12b-1/Service Fees                 0.25%       0.15%     0.25%     0.25%     0.25%      0.25%     0.25%      0.25%     0.25%

Other Expenses                     0.06%       0.05%     0.07%     0.06%     0.06%      0.59%     0.39%      0.16%     0.27%

Total Annual                       0.99%       0.95%     1.07%     0.99%     0.56%      1.59%     1.39%      0.91%     1.32%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                                                                     1.25%     1.25%                1.25%
Voluntary
Contractual                                                                               x         x                    x
Termination of
  Contract                                                                             4/30/04   4/30/04              4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page




INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                              PIMCO
                    Putnam        MFS(R)    MFS(R)   MFS(R) MFS(R)    MFS(R)    PIMCO     PIMCO     PIMCO     StocksPLUS
                    International VARIABLE  Emerging High   New       Strategic VARIABLE  High      Low       Growth and
                    Stock         INSURANCE Growth   Income Discovery Income    INSURANCE Yield     Duration  Income
                    Portfolio     TRUST     Series   Series Series    Series    TRUST     Portfolio Portfolio Portfolio
                    ------------- --------- -------- ------ --------- --------- --------- --------- --------- ---------
Management Fees        0.90%                  0.75%   0.75%    0.90%     0.75%              0.25%     0.25%      0.40%

12b-1/Service Fees     0.25%                  0.25%   0.25%    0.25%     0.25%              0.15%     0.15%      0.15%

Other Expenses         0.22%                  0.11%   0.15%    0.15%     0.35%              0.36%     0.27%      0.11%

Total Annual           1.37%                  1.11%   1.15%    1.30%     1.35%              0.76%     0.67%      0.66%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE  REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                           1.10%            1.29%     1.15%              0.75%     0.66%      0.65%
Voluntary
Contractual                                     x                x         x                  x         x          x
Termination of
  Contract                                   4/30/04          4/30/04   4/30/04            12/31/03  12/31/03   12/31/03

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page



INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                             Putnam VT Putnam VT
                    PUTNAM   Equity    Growth and Putnam VT
                    VARIABLE Income    Income     Vista
                    TRUST    Fund(3)   Fund       Fund
                    -------- --------- ---------- ---------
Management Fees                0.65%     0.48%      0.64%

12b-1/Service Fees             0.25%     0.25%      0.25%

Other Expenses                 0.67%     0.04%      0.10%

  Total Annual                 1.57%     0.77%      0.99%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense
Voluntary
Contractual
Termination of
  Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: a) MAXIMUM AND (b) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.90%% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

 (a) $1,215.61   (a) $2,082.44   (a) $2,923.46   (a) $5,090.77
 (b) $1,011.12   (b) $1,490.37   (b) $1,973.00   (b) $3,377.54

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

 (a)   $515.61   (a) $1,542.44   (a) $2,563.46   (a) $5,090.77
 (b)   $311.12   (b) $  950.37   (b) $1,613.00   (b) $3,377.54

CHART 2. Chart 2 below assumes that you do not select optional death benefit riders or the Guaranteed Minimum Income Benefit rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.30% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

 (a) $1,112.91   (a) $1,788.29   (a) $2,456.57   (a) $4,274.99
 (b) $  906.25   (b) $1,176.79   (b) $1,452.55   (b) $2,352.16

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

 (a)   $412.91   (a) $1,248.29   (a) $2,096.57   (a) $4,274.99
 (b)   $206.25   (b) $  636.79   (b) $1,092.55   (b) $2,352.16


1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us, and the minimum guaranteed interest rate will vary based on the state as to which the contract is issued. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")

2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

o        We will accept a different amount if required by federal tax law.

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000 or any lower amount required by federal tax laws.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

3. INVESTMENT OPTIONS

The contract offers 19 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE PORTFOLIO PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

MET INVESTORS SERIES TRUST (CLASS B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

        Met/AIM Mid Cap Core Equity Portfolio
        Met/AIM Small Cap Growth Portfolio
        Harris Oakmark International Portfolio
          (formerly State Street Research Concentrated International Portfolio) Janus Aggressive Growth Portfolio
        Lord Abbett Bond Debenture Portfolio
        Lord Abbett Growth and Income Portfolio
        MFS(R) Research International Portfolio
        Oppenheimer Capital Appreciation Portfolio
        PIMCO Inflation Protected Bond Portfolio
        PIMCO Innovation Portfolio
        PIMCO Money Market Portfolio
        PIMCO Total Return Portfolio
        Met/Putnam Research Portfolio
        T. Rowe Price Mid-Cap Growth Portfolio
           (formerly MFS(R) Mid Cap Growth Portfolio)
        Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.
-------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Metropolitan Life Insurance Company is the subinvestment manager for the MetLife Stock Index Portfolio. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

        Davis Venture Value Portfolio (Class E)
        Harris Oakmark Focused Value Portfolio (Class B)
        Jennison Growth Portfolio (Class B)
        MetLife Stock Index Portfolio (Class B)

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "The Annuity Contract - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre- scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

o The requirement of a minimum time period between each transfer;

o Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

o Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

o Requiring that a written transfer request be provided to us, signed by an owner.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if either of the following conditions exist:

o        The credited interest rate is equal to the guaranteed minimum rate; or

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

o A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)

         This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only)or from a money market investment portfolio to any of the other investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

         The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

         You can make subsequent purchase payments while you have an active EDCA account in effect, provided however that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

         o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

         o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

         o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

         (See Appendix C for further examples of EDCA with multiple purchase payments.)

         The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

         The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

         Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolios. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.

Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program.

RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a recognized asset allocation program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing. (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense Charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

         Annual Step-Up Death Benefit                                     0.20%
         Compounded-Plus Death Benefit                                    0.35%
         Additional Death Benefit - Earnings Preservation Benefit         0.25%

For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15%.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit GMIB rider which you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. This charge is reduced to 0.45% of the income base in the event that you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued prior to February 15, 2003, the GMIB charge equals 0.35% of the income base.

The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

(1) Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

(2)      The free withdrawal amount described below; then

(3) Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                                         Withdrawal Charge
    Number of Complete Years                              (% of Purchase
from Receipt of Purchase Payment                              Payment)
--------------------------------                            --------
             0                                                  7
             1                                                  6
             2                                                  6
             3                                                  5
             4                                                  4
             5                                                  3
             6                                                  2
             7 and thereafter                                   0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE:  For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability.) Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 4%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o        fixed account,
o        the available investment portfolio(s), or
o        a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)       the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you can elect the guaranteed minimum income benefit (GMIB) rider. This benefit may not be available in your state. You can only elect the GMIB at the time you purchase the contract and if you are age 75 or less. Once the GMIB is elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

The GMIB is designed to provide you a predictable level of future income (for life) regardless of investment performance or actual account value. Annuity payments under the specified life annuity options described below are determined by applying the value of the income base, as described below, to the GMIB Annuity Table specified in the GMIB rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. You retain the right to receive annuity payments at any time under the basic terms of your contract at the higher of our guaranteed or current annuity purchase rates. The amount of lifetime income that the GMIB guarantees may be less than the amount of income that would be provided by applying your contract value on your annuity dates to then current payout rates.

Upon exercise of the GMIB, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payment (The Income Phase).")

When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o        a joint survivor life annuity with a 10 year period certain.

EXAMPLE OF GMIB:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the GMIB for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                Payments

      55                            65                           $  788
                                    70                           $1,187
                                    75                           $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE GMIB:

         You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary. If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

         Nevertheless, you must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE GMIB RIDER:

The GMIB rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o        The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o        Change of the owner, for any reason, unless we otherwise agree.

MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

INCOME BASE

The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: on the issue date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                  (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                  (2) If total partial withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payment and charges for the GMIB rider.

While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and GMIB payment. If joint owners are named, the age of the oldest owner will be used to determine the income base.

The election of the GMIB may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.

6. ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);
(2) by electing to receive annuity payments; or
(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o        less any applicable withdrawal charge,
o        less any premium or other tax,
o        less any account fee, and
o        less any applicable prorata GMIB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o        trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

7. PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges
(including death benefit rider charges), account fee, withdrawal charges, GMIB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

8. DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

The Annual Step-Up death benefit will be the greatest of:

(1)      the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)      the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1) the account value; or (2) the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)      is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                                     BENEFIT PERCENTAGE

                              ISSUE AGE                    PERCENTAGE
                              ---------                    ----------

                           Ages 69 or younger                 40%
                           Ages 70-79                         25%
                           Ages 80 and above                   0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract". The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract".

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

         o   made on or after the taxpayer reaches age 59 1/2

         o   made on or after the death of an owner;

         o   attributable to the taxpayer's becoming disabled;

         o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

         o Under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS conceivably may take the position that use of an optional death benefit rider adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 for 2003 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 15% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

SECTION 457(b) PLANS. A 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a separate account, MetLife Investors Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the SEPARATE ACCOUNT are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 8.0% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months). Non-cash compensation may also be paid to broker dealers in forms such as expenses for conference trips, awards, prizes, and gifts as permitted by applicable regulatory requirements. Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

o        Through your registered representative

o By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o        In writing to our Annuity Service Center or

o        By fax at (515) 457-4400

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transaction capability to contract owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal 1.40% on an annual basis)

                                                            Period Ended           Period Ended
                                                              12/31/01         12/31/02
------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Sub-Account
     Beginning of Period                                      10.000000                 10.991234
     End of Period                                            10.991234                 9.665975
     Number of Accum. Units Outstanding                       10.0000                   9,524.7853

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period                                      10.000000                 11.852311
     End of Period                                            11.852311                 8.472945
     Number of Accum. Units Outstanding                       10.0000                   17,517.8061

Janus Aggressive Growth Sub-Account
     Beginning of Period                                      10.000000                 7.308054
     End of Period                                            7.308054                  5.200438
     Number of Accum. Units Outstanding                       10.0000                   37,465.0965

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                      13.960333                 13.978494
     End of Period                                            13.978494                 13.70514
     Number of Accum. Units Outstanding                       24,761.6721               114,804.8029

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                      39.912615                 41.392944
     End of Period                                            41.392944                 33.42128
     Number of Accum. Units Outstanding                       41,610.1257               152,027.0401

MFS(R) Research International Sub-Account
     Beginning of Period                                      10.000000                 8.381159
     End of Period                                            8.381159                  7.28928
     Number of Accum. Units Outstanding                       10.0000                   28,859.3087

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS(R) Mid Cap Growth Sub-Account)
     Beginning of Period                                      10.000000                 8.236645
     End of Period                                            8.236645                  4.54527
     Number of Accum. Units Outstanding                       10.0000                   41,303.0605

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                      10.000000                 8.466912
     End of Period                                            8.466912                  6.283863
     Number of Accum. Units Outstanding                       10.0000                   69,500.0352

PIMCO Innovation Sub-Account
     Beginning of Period                                      10.000000                 6.093409
     End of Period                                            6.093409                  2.960358
     Number of Accum. Units Outstanding                       10.0000                   20.6585

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.000000                 10.536235
     End of Period                                            10.536235                 11.35536
     Number of Accum. Units Outstanding                       10.0000                   131,061.1500



PIMCO Money Market Sub-Account
     Beginning of Period                                      10.000000                 10.154282
     End of Period                                            10.154282                 10.12288
     Number of Accum. Units Outstanding                       9,314.1301                38,733.0679

Met/Putnam Research Sub-Account
     Beginning of Period                                      10.000000                 8.065922
     End of Period                                            8.065922                  6.298411
     Number of Accum. Units Outstanding                       10.0000                   4,432.6834

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period                                      10.000000                 10.935611
     End of Period                                            10.935611                 8.832552
     Number of Accum. Units Outstanding                       10.0000                   10,226.8312

Third Avenue Small Cap Value Sub-Account
     Beginning of Period                                                                10.000000
     End of Period                                                                      8.232502
     Number of Accum. Units Outstanding                                                 15,791.6772

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period                                      10.000000                 10.849814
     End of Period                                            10.849814                 8.289818
     Number of Accum. Units Outstanding                       10.0000                   10,695.7557

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period                                      10.197594                 10.156586
     End of Period                                            10.156586                 8.357717
     Number of Accum. Units Outstanding                       9.8062                    70,108.0499

Harris Oakmark Focused Value Sub-Account (Class B)
     Beginning of Period                                      10.164480                 11.947753
     End of Period                                            11.947753                 10.71349
     Number of Accum. Units Outstanding                       9.8382                    30,178.3503

Jennison Growth Sub-Account (Class B)
     Beginning of Period                                                                10.000000
     End of Period                                                                      7.628086
     Number of Accum. Units Outstanding                                                 46,536.9842

CHART 2 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.80% on an annual basis)

                                                            Period Ended           Period Ended
                                                              12/31/01               12/31/02
------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Sub-Account
     Beginning of Period                                      10.000000                 10.981256
     End of Period                                            10.981256                 9.618604
     Number of Accum. Units Outstanding                       10.0000                   3,171.5311

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period                                      10.000000                 11.841568
     End of Period                                            11.841568                 8.431404
     Number of Accum. Units Outstanding                       10.0000                   4,953.3586

Janus Aggressive Growth Sub-Account
     Beginning of Period                                      7.790426                  7.285235
     End of Period                                            7.285235                  5.163465
     Number of Accum. Units Outstanding                       12.8346                   7,488.2380

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                      13.958495                 13.934910
     End of Period                                            13.934910                 13.60786
     Number of Accum. Units Outstanding                       2,517.4786                15,349.2954



Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                      39.907383                 41.263886
     End of Period                                            41.263886                 33.18384
     Number of Accum. Units Outstanding                       2,259.6406                14,364.5587

MFS(R) Research International Sub-Account
     Beginning of Period                                      8.739093                  8.354994
     End of Period                                            8.354994                  7.237479
     Number of Accum. Units Outstanding                       265.2123                  9,352.8493

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS(R) Mid Cap Growth Sub-Account)
     Beginning of Period                                      7.614667                  8.210931
     End of Period                                            8.210931                  4.512937
     Number of Accum. Units Outstanding                       13.1308                   8,644.0856

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                      8.579351                  8.440489
     End of Period                                            8.440489                  6.239188
     Number of Accum. Units Outstanding                       11.6544                   13,524.5637

PIMCO Innovation Sub-Account
     Beginning of Period                                      6.761420                  6.074341
     End of Period                                            6.074341                  2.939266
     Number of Accum. Units Outstanding                       14.7878                   3,405.6802

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.074541                 10.503380
     End of Period                                            10.503380                 11.27478
     Number of Accum. Units Outstanding                       155.8636                  40,562.7622

PIMCO Money Market Sub-Account
     Beginning of Period                                      10.041115                 10.122589
     End of Period                                            10.122589                 10.05099
     Number of Accum. Units Outstanding                       1,640.7344                56,592.4217

Met/Putnam Research Sub-Account
     Beginning of Period                                      8.188716                  8.040755
     End of Period                                            8.040755                  6.253646
     Number of Accum. Units Outstanding                       12.2103                   5,022.6894

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period                                      10.000000                 10.925670
     End of Period                                            10.925670                 8.789245
     Number of Accum. Units Outstanding                       10.0000                   4,671.4013

Third Avenue Small Cap Value Sub-Account
     Beginning of Period                                                                10.000000
     End of Period                                                                      8.210477
     Number of Accum. Units Outstanding                                                 5,112.1554

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period                                      10.000000                 10.839954
     End of Period                                            10.839954                 8.249162
     Number of Accum. Units Outstanding                       10.0000                   184.6805

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period                                      10.196255                 10.124913
     End of Period                                            10.124913                 8.298345
     Number of Accum. Units Outstanding                       163.5518                  10,833.8340

Harris Oakmark Focused Value Sub-Account (Class B)
     Beginning of Period                                      10.163146                 11.910526
     End of Period                                            11.910526                 10.63741
     Number of Accum. Units Outstanding                       9.8382                    6,033.6411

Jennison Growth Sub-Account (Class B)
     Beginning of Period                                                                10.000000
     End of Period                                                                      7.607663
     Number of Accum. Units Outstanding                                                 7,775.6814

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)
------------------------------------

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

Investment Objective: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

Investment Objective: The Harris Oakmark International
Portfolio seeks long-term growth of capital.

JANUS AGGRESSIVE GROWTH PORTFOLIO

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Investment Objective: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO INNOVATION PORTFOLIO

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO MONEY MARKET PORTFOLIO

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

PIMCO TOTAL RETURN PORTFOLIO

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM RESEARCH PORTFOLIO

Investment Objective: The Met/Putnam Research Portfolio seeks capital appreciation.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Investment Objective: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

Investment Objective: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation

METROPOLITAN SERIES FUND, INC.
------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

Investment Objective: The investment objective of the Davis Venture Value Portfolio is growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the Harris Oakmark Focused Value Portfolio is long-term capital appreciation.

JENNISON GROWTH PORTFOLIO (CLASS B)

Investment Objective: The investment objective of the Jennison Growth Portfolio is long term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

APPENDIX C

EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12) - EDCA

Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                  -----------Account Values---------
     Beg of         Amount Allocated      Actual EDCA             EDCA             1st Payment          2nd Payment
     Month               to EDCA           Transfer           Account Value          Bucket               Bucket
     -----               -------           --------           -------------          ------               ------
       1                 12000                2000                10000               10000
       2                                      2000                 8095                8095
       3                                      2000                 6172                6172
       4                  6000                3000                 9230                3230                 6000
       5                                      3000                 6309                 261                 6048
       6                                      3000                 3359                   0                 3359
       7                                      3000                  386                   0                  386
       8                                       389                    0                   0                    0
       9                                         0                    0                   0                    0
       10                                        0                    0                   0                    0
       11                                        0                    0                   0                    0
       12                                        0                    0                   0                    0
       13                                        0                    0                   0                    0
       14                                        0                    0                   0                    0
       15                                        0                    0                   0                    0

12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                    ----------Account Values---------
     Beg of         Amount Allocated         Actual EDCA             EDCA             1st Payment        2nd Payment
     Month               to EDCA              Transfer           Account Value          Bucket             Bucket
     -----               -------              --------           -------------          ------             ------
       1                  24000                2000                22000               22000
       2                                       2000                20209               20209
       3                                       2000                18401               18401
       4                                       2000                16575               16575
       5                                       2000                14732               14732
       6                  12000                3000                23872               11872                12000
       7                                       3000                21801                8985                12096
       8                                       3000                18262                6070                12192
       9                                       3000                15417                3128                12289
       10                                      3000                12545                 157                12387
       11                                      3000                 9645                   0                 9645
       12                                      3000                 6722                   0                 6722
       13                                      3000                 3776                   0                 3776
       14                                      3000                  806                   0                  806
       15                                       812                    0                   0                    0

                          The Variable Annuity Contract
                                    issued by

                 METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                       and
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company of California (MetLife Investors or we or us).

The annuity contract has 54 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 53 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

AIM Variable Insurance Funds (Series 2):

                         AIM V.I. Capital Appreciation Fund
                         AIM V.I. International Growth Fund
                         AIM V.I. Premier Equity Fund

Alliance Variable Products Series Fund, Inc. (Class B):

                         AllianceBernstein Premier Growth Portfolio
                         AllianceBernstein Real Estate Investment Portfolio

Fidelity Variable Insurance Products Fund (Service Class 2):

                         VIP Equity-Income Portfolio
                         VIP Growth Portfolio
                         VIP High Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 2):

                         Franklin Small Cap Fund
                         Mutual Shares Securities Fund
                         Templeton Developing Markets Securities Fund
                         Templeton Foreign Securities Fund

Met Investors Series Trust (Class B):

                         Met/AIM Mid Cap Core Equity Portfolio
                         Met/AIM Small Cap Growth Portfolio
                         Harris Oakmark International Portfolio
                         Janus Aggressive Growth Portfolio
                         J.P. Morgan Quality Bond Portfolio
                         J.P. Morgan Select Equity Portfolio
                         Lord Abbott America's Value Protfolio
                         Lord Abbett Bond Debenture Portfolio
                         Lord Abbett Growth and Income Portfolio
                         Lord Abbett Growth Opportunities Portfolio
                         Lord Abbett Mid-Cap Value Portfolio
                         MFS Research International Portfolio
                         Oppenheimer Capital Appreciation Portfolio
                         PIMCO Inflation Protected Bond Portfolio
                         PIMCO Innovation Portfolio
                         PIMCO Money Market Portfolio
                         PIMCO Total Return Portfolio
                         Met/Putnam Capital Opportunities Portfolio
                         Met/Putnam Research Portfolio
                         T. Rowe Price Mid-Cap Growth Portfolio
                         Third Avenue Small Cap Value Portfolio

Metropolitan Series Fund, Inc. (Class B and E):

                         Capital Guardian U.S. Equity Portfolio (Class B) Davis Venture Value Portfolio (Class E)
                         Harris Oakmark Focused Value Portfolio (Class B) Jennison Growth Portfolio (Class B)
                         MetLife Stock Index Portfolio (Class B)
                         MFS Investors Trust Portfolio (Class B)
                         MFS Research Managers Portfolio (Class B)
                         MFS Total Return Portfolio (Class B)
                         Met/Putnam Voyager Portfolio (Class B)
                         Putnam International Stock Portfolio (Class B)

MFS Variable Insurance Trust (Service Class):

                         MFS Emerging Growth Series
                         MFS High Income Series
                         MFS New Discovery Series
                         MFS Strategic Income Series

PIMCO Variable Insurance Trust (Administrative Class):

                         PIMCO High Yield Portfolio
                         PIMCO Low Duration Portfolio
                         PIMCO StocksPLUS Growth and Income Portfolio

Putnam Variable Trust (Class IB):

                         Putnam VT Equity-Income Fund
                         Putnam VT Growth and Income Fund
                         Putnam VT Vista Fund


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission
(SEC)and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.

The contracts:

o        are not bank deposits
o        are not FDIC insured
o        are not insured by any federal government agency
o        are not guaranteed by any bank or credit union
o        may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2003

TABLE OF CONTENTS                                                           Page

INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLES AND EXAMPLES
1. THE ANNUITY CONTRACT
         Market Timing
2. PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Free Look
         Accumulation Units
         Account Value
         Contract Exchanges
3. INVESTMENT OPTIONS
         Transfers
         Dollar Cost Averaging Programs
         Three Month Market Entry Program
         Automatic Rebalancing Program
         Asset Allocation Programs
         Voting Rights
         Substitution of Investment Options
4. EXPENSES
         Product Charges
         Account Fee
         Guaranteed Minimum Income Benefit - Rider Charge
         Withdrawal Charge
         Reduction or Elimination of the Withdrawal Charge
         Premium and Other Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuity Options
         Guaranteed Minimum Income Benefit
6. ACCESS TO YOUR MONEY
         Systematic Withdrawal Program
         Suspension of Payments or Transfers
7. PERFORMANCE
8. DEATH BENEFIT
         Upon Your Death
         Standard Death Benefit - Annual Step-Up
         Optional Death Benefit - Compounded-Plus
         Additional Death Benefit - Earnings Preservation Benefit
         General Death Benefit Provisions
         Spousal Continuation
         Death of Annuitant
         Controlled Payout
9. FEDERAL INCOME TAX STATUS
         Taxation of Non-Qualified Contracts
         Taxation of Qualified Contracts
         Foreign Tax Credits
         Possible Tax Law Changes
10. OTHER INFORMATION
         MetLife Investors
         The Separate Account
         Distributor
         Requests and Elections
         Ownership
         Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the Guaranteed Minimum Income Benefit ("GMIB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you elect the GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES.  If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at www.metlifeinvestors.com for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)
   (as a percentage of purchase payments          7%


TRANSFER FEE (Note 2)
                                                  $0  (First 12 per year)

                                                  $25 (Thereafter)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See Expenses - Withdrawal Charge.)

Number of Complete Years from           Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
---------------------------                  --------
          0                                     7
          1                                     6
          2                                     6
          3                                     5
          4                                     4
          5                                     3
          6                                     2
          7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

PERIODIC FEES AND EXPENSES TABLE *

ACCOUNT FEE (Note 1)                         $30


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
RIDER CHARGE                                 0.50% of Income Base (Note 2)


SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)

  Mortality and Expense Charge               1.15
  Administration Charge                      0.25%
  Total Separate Account Annual Expenses     1.40%

Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate Account)

  Optional Death Benefit - Compounded-Plus   0.15


  Additional Death Benefit-Earnings
  Preservation Benefit                       0.25%

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

*Certain periodic fees and expenses for contracts issued before May 1, 2003, are different. (See "Expenses.")

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
investment portfolio assets, including             0.56%               2.64%
management fees, 12b-1/service fees, and other expenses)

Investment Portfolio Expenses
INSERT WORKSHEET

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Chart 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the GMIB rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.80% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR

 (a) $ 1,161.95    (a) $ 1,929.55    (a) $ 2,682.10    (a) $ 4,675.28
 (b) $   956.33    (b) $ 1,327.38    (b) $ 1,703.94    (b) $ 2,855.12

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR

 (a) $   461.95    (a) $ 1,389.55    (a) $ 2,322.10    (a) $ 4,675.28
 (b) $   256.33    (b) $   787.38    (b) $ 1,343.94    (b) $ 2,855.12

CHART 2. Chart 2 below assumes that you do not select the optional death benefit rider or the GMIB rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.40% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR

 (a) $ 1,122.74    (a) $ 1,816.72    (a) $ 2,502.15    (a) $ 4,356.82
 (b) $   916.29    (b) $ 1,207.09    (b) $ 1,503.35    (b) $ 2,454.96

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR

 (a) $   422.74    (a) $ 1,276.76    (a) $ 2,142.15    (a) $ 4,356.82
 (b) $   216.29    (b) $   667.09    (b) $ 1,143.35    (b) $ 2,454.96

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us, and the minimum guaranteed interest rate will vary based on the state as to which the contract is issued. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")

2.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

o        We will accept a different amount if required by federal tax law.

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000 or any lower amount required by federal tax laws.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s)

you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

3.  INVESTMENT OPTIONS

The contract offers 37 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE PORTFOLIO PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

AIM VARIABLE INSURANCE FUNDS (Series II)
---------------------------------------

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

    AIM V.I. Capital Appreciation Fund
    AIM V.I. International Growth Fund
    AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (Class B)
---------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. is a registered open-end management investment company with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class B portfolios are available under the contract:

    AllianceBernstein Premier Growth Portfolio (formerly Premier Growth
      Portfolio)
    AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (Service Class 2)
------------------------------------------------------

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class II portfolios are available under the contract:

    VIP Equity-Income Portfolio
    VIP Growth Portfolio
    VIP High Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2)
--------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

    Franklin Small Cap Fund
    Mutual Shares Securities Fund
    Templeton Developing Markets Securities Fund
    Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (Class B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

                         Met/AIM Mid Cap Core Equity Portfolio
                         Met/AIM Small Cap Growth Portfolio
                         Harris Oakmark International Portfolio
                         Janus Aggressive Growth Portfolio
                         J.P. Morgan Quality Bond Portfolio
                         J.P. Morgan Select Equity Portfolio
                         Lord Abbott America's Value Protfolio
                         Lord Abbett Bond Debenture Portfolio
                         Lord Abbett Growth and Income Portfolio
                         Lord Abbett Growth Opportunities Portfolio
                         Lord Abbett Mid-Cap Value Portfolio
                         MFS Research International Portfolio
                         Oppenheimer Capital Appreciation Portfolio
                         PIMCO Inflation Protected Bond Portfolio
                         PIMCO Innovation Portfolio
                         PIMCO Money Market Portfolio
                         PIMCO Total Return Portfolio
                         Met/Putnam Capital Opportunities Portfolio
                         Met/Putnam Research Portfolio
                         T. Rowe Price Mid-Cap Growth Portfolio
                         Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.
------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

                         Capital Guardian U.S. Equity Portfolio (Class B) Davis Venture Value Portfolio (Class E)
                         Harris Oakmark Focused Value Portfolio (Class B) Jennison Growth Portfolio (Class B)
                         MetLife Stock Index Portfolio (Class B)
                         MFS Investors Trust Portfolio (Class B)
                         MFS Research Managers Portfolio (Class B)
                         MFS Total Return Portfolio (Class B)
                         Met/Putnam Voyager Portfolio (Class B)
                         Putnam International Stock Portfolio (Class B)

MFS(R) VARIABLE INSURANCE TRUST (Service Class)
-----------------------------------------------

MFS(R) Variable Insurance Trust is a trust with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following Service Class portfolios are available under the contract:

    MFS(R) Emerging Growth Series
    MFS(R) High Income Series
    MFS(R) New Discovery Series
    MFS(R) Strategic Income Series

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)
-----------------------------------------------------

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

    PIMCO High Yield Portfolio
    PIMCO Low Duration Portfolio
    PIMCO StocksPLUS Growth and Income Portfolio

PUTNAM VARIABLE TRUST (Class IB):
--------------------------------

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

                         Putnam VT Equity-Income Fund
                         Putnam VT Growth and Income Fund
                         Putnam VT Vista Fund

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "The Annuity Contract - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre- scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

o The requirement of a minimum time period between each transfer;

o Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

o Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

o Requiring that a written transfer request be provided to us, signed by an owner.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if either of the following conditions exist:

o The credited interest rate is equal to the guaranteed minimum rate; or

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values
         (currently, there is no limit); or

o A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.       STANDARD DOLLAR COST AVERAGING (DCA)

         This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2.       ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

         The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

         You can make subsequent purchase payments while you have an active EDCA account in effect, provided however that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

         o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

         o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

         o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

         (See Appendix C for further examples of EDCA with multiple purchase payments.)

         The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

         The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

         Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a recognized Aaset allocation program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing. (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.15% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

         Compounded-Plus Death Benefit                                    0.15%
         Additional Death Benefit - Earnings Preservation Benefit         0.25%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit - GMIB rider which you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. For contracts issued prior to February 15, 2003, the GMIB charge equals 0.35% of the income base.

The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

(1) Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

(2)      The free withdrawal amount described below; then


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(3)      Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                                            Withdrawal Charge
Number of Complete Years                                    (% of Purchase
from Receipt of Purchase Payment                            Payment)
--------------------------------                            --------
0                                                              7
1                                                              6
2                                                              6
3                                                              5
4                                                              4
5                                                              3
6                                                              2
7 and thereafter                                               0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE:  For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 4%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.

5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o        fixed account,
o        the available investment portfolio(s), or
o        a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)       the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.
Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you can elect the guaranteed minimum income benefit (GMIB) rider. This benefit may not be available in your state. You can only elect the GMIB when you purchase the contract and you are age 75 or less. Once the GMIB is elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

The GMIB is designed to provide you a predictable level of future income (for life) regardless of investment performance or actual account value. Annuity payments under the specified life annuity options described below are determined by applying the value of the income base, as described below, to the GMIB Annuity Table specified in the GMIB rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. You retain the right to receive annuity payments at any time under the basic terms of your contract at the higher of our guaranteed or current annuity purchase rates. The amount of lifetime income that the GMIB guarantees may be less than the amount of income that would be provided by applying your contract value on your annuity dates to then current payout rates.

Upon exercise of the GMIB, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payment (The Income Phase.")

When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o        a joint survivor life annuity with a 10 year period certain.

EXAMPLE OF GMIB:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the GMIB for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                Payments

      55                            65                           $  788
                                    70                           $1,187
                                    75                           $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE GMIB:

         You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary. If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

         Nevertheless, you must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE GMIB RIDER:

The GMIB rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o        The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o        Change of the owner, for any reason, unless we otherwise agree.

MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

INCOME BASE

The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: on the issue date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                  (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                  (2) If total partial withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payment and charges for the GMIB rider.

While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and GMIB payment. If joint owners are named, the age of the oldest owner will be used to determine the income base.

The election of the GMIB may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.

6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)      by making a withdrawal (either a partial or a complete withdrawal);
(2)      by electing to receive annuity payments; or
(3)      when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o        less any applicable withdrawal charge,
o        less any premium or other tax,
o        less any account fee, and
o        less any applicable prorata GMIB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o        trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

7.  PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Annual Step-Up is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - ANNUAL STEP-UP

The Annual Step-Up death benefit will be the greatest of:

(1)      the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)      the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)      the account value; or
(2)      the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)      is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                               Benefit Percentage

                     Issue Age                    Percentage
                     ---------                    ----------

                  Ages 69 or younger                 40%
                  Ages 70-79                         25%
                  Ages 80 and above                   0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of an owner;

     o    attributable to the taxpayer's becoming disabled;

     o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

     o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS conceivably may take the position that use of an optional death benefit rider adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 for 2003 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 15% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

SECTION 457(b) PLANS. A 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a separate account, MetLife Investors Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the SEPARATE ACCOUNT are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 8.0% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months). Non-cash compensation may also be paid to broker dealers in forms such as expenses for conference trips, awards, prizes, and gifts as permitted by applicable regulatory requirements. Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

     Requests for service may be made:

     o        Through your registered representative

     o By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

     o        In writing to our Annuity Service Center or

     o        By fax at (515) 457-4400

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transaction capability to contract owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal
          1.40% on an annual basis)

                                                            Period Ended           Period Ended
                                                              12/31/01              12/31/02
------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                      14.783765         11.183281
     End of Period                                            11.183281         8.341693
     Number of Accum. Units Outstanding                       293,287.9725      239,036.9951

AIM V.I. International Growth Sub-Account
     Beginning of Period                                      12.671029         9.553604
     End of Period                                            9.553604          7.944031
     Number of Accum. Units Outstanding                       56,837.5896       42,392.2720

AIM V.I. Premier Equity Sub-Account
     Beginning of Period                                      14.096940         12.153563
     End of Period                                            12.153563         8.357993
     Number of Accum. Units Outstanding                       468,035.6256      372,636.7447

AIM Variable Insurance Funds (Class B):

AIM V.I. Capital Appreciation Sub-Account (Class B)
     Beginning of Period                                                        10.501043
     End of Period                                                              8.332567
     Number of Accum. Units Outstanding                                         2,441.5748

AIM V.I. International Growth Sub-Account Class B
     Beginning of Period                                                        9.707071
     End of Period                                                              7.929173
     Number of Accum. Units Outstanding                                         10.3018

AIM V.I. Premier Equity Sub-Account Class B
     Beginning of Period                                                        10.833047
     End of Period                                                              8.340204
     Number of Accum. Units Outstanding                                         3,742.6508

Alliance Variable Products Series Fund, Inc. (Class B):

AllianceBernstein Premier Growth Sub-Account
(formerly Premier Growth Sub-Account)
     Beginning of Period                                      13.360301         12.767316
     End of Period                                            12.767316         8.706807
     Number of Accum. Units Outstanding                       28,911.4972       175,756.0567

AllianceBernstein Real Estate
  Investment Sub-Account
     Beginning of Period                                      9.045983          10.192752
     End of Period                                            10.192752         10.282946
Number of Accum. Units Outstanding                            12,667.8045       60,097.2323

AllianceBernstein Value Sub-Account
     Beginning of Period                                      10.000000         9.976213
     End of Period                                            9.976213          8.563449
     Number of Accum. Units Outstanding                       25.7300           2,563.4782

AllianceBernstein Small Cap Value Sub-Account
     Beginning of Period                                      10.000000         11.095691
     End of Period                                            11.095691         10.24411
     Number of Accum. Units Outstanding                       315.2869          6,912.0145

American Century Variable Portfolios, Inc.:

VP Income & Growth Sub-Account
     Beginning of Period                                      9.100007          8.223442
     End of Period                                            8.223442          6.538203
     Number of Accum. Units Outstanding                       127,069.2016      330,731.8322



VP International Sub-Account
     Beginning of Period                                      10.292299         7.187549
     End of Period                                            7.187549          5.643647
     Number of Accum. Units Outstanding                       5,908.0448        8,057.5389

VP Value Sub-Account
     Beginning of Period                                      11.172495         12.429283
     End of Period                                            12.429283         10.70952
     Number of Accum. Units Outstanding                       58,262.7798       67,093.3247

Dreyfus Variable Investment Fund (Class B):

Dreyfus Stock Index Sub-Account (Class B)
     Beginning of Period                                      8.158267          7.968599
     End of Period                                            7.968599          6.085947
     Number of Accum. Units Outstanding                       12.2575           15,501.0092

Appreciation Sub-Account (Class B)
     Beginning of Period                                      8.945879          8.832633
     End of Period                                            8.832633          7.238554
     Number of Accum. Units Outstanding                       11,286.9101       68,262.2095

Disciplined Stock Sub-Account (Class B)
     Beginning of Period                                      8.119154          7.869049
     End of Period                                            7.869049          5.9963
     Number of Accum. Units Outstanding                       5,468.8114        5,308.0211

Fidelity Variable Insurance Products
Fund (Service Class 2 Shares):
High Income Sub-Account
     Beginning of Period                                      10.000000         9.025089
     End of Period                                            9.025089          9.193222
     Number of Accum. Units Outstanding                       10.0000           1,119.4376

Growth Sub-Account
     Beginning of Period                                      14.011787         12.611329
     End of Period                                            12.611329         8.66819
     Number of Accum. Units Outstanding                       893.9791          7,103.0965

Equity-Income Sub-Account
     Beginning of Period                                      11.741897         11.141971
     End of Period                                            11.141971         9.102437
     Number of Accum. Units Outstanding                       8.5165            4,517.9198

Franklin Templeton Variable Insurance
Products Trust (Class 2 Shares):

Franklin Small Cap Sub-Account
     Beginning of Period                                      11.207439         12.198150
     End of Period                                            12.198150         8.578154
     Number of Accum. Units Outstanding                       6,830.9710        18,000.9624

Templeton Developing Markets
  Securities Sub-Account
     Beginning of Period      01/01/200                       6.977784          6.977321
     End of Period                                            6.977321          6.870187
     Number of Accum. Units Outstanding                       14,985.4226       62,134.8761

Templeton Foreign Securities Sub-Account
     Beginning of Period                                      9.492602          8.918168
     End of Period                                            8.918168          7.161705
     Number of Accum. Units Outstanding                       6,611.2326        21,235.7970

Mutual Shares Securities Sub-Account
     Beginning of Period                                      11.957464         12.232460
     End of Period                                            12.232460         10.63755
     Number of Accum. Units Outstanding                       9,269.5461        47,401.7028

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                      10.605154         7.201833
     End of Period                                            7.201833          4.836232
     Number of Accum. Units Outstanding                       72,627.5238       174,816.0337

INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                      8.814651          7.395337
     End of Period                                            7.395337          7.198007
     Number of Accum. Units Outstanding                       16,516.8241       14,849.2817

Liberty Variable Investment Trust:

Newport Tiger Fund, Variable
Series (Class A) Sub-Account
     Beginning of Period                                      12.810216         10.298309
     End of Period                                            10.298309         8.432185
     Number of Accum. Units Outstanding                       7,288.0775        6,861.0765



Met Investors Series Trust (Class B):

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period                                      17.111181         17.140791
     End of Period                                            17.140791         12.65682
     Number of Accum. Units Outstanding                       7,969.7273        15,161.5770

J.P. Morgan International Equity Sub-Account
     Beginning of Period                                      11.366251         10.512950
     End of Period                                            10.512950         8.654755
     Number of Accum. Units Outstanding                       613.0395          1,423.4311

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period                                      13.042663         13.402074
     End of Period                                            13.402074         14.35145
     Number of Accum. Units Outstanding                       15,211.6818       88,634.3373

J.P. Morgan Select Equity Sub-Account
     Beginning of Period                                      14.909620         15.718285
     End of Period                                            15.718285         11.49655
     Number of Accum. Units Outstanding                       21,162.0234       27,735.0663

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period                                      13.031953         14.261437
     End of Period                                            14.261437         11.08285
     Number of Accum. Units Outstanding                       1,484.0625        8,622.7838

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                      13.960333         13.978494
     End of Period                                            13.978494         13.70514
     Number of Accum. Units Outstanding                       24,761.6721       114,804.8029

Lord Abbett Developing Growth Sub-Account
     Beginning of Period                                      9.170160          10.607266
     End of Period                                            10.607266         7.412032
     Number of Accum. Units Outstanding                       8,257.3886        13,938.2582

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                      39.912615         41.392944
     End of Period                                            41.392944         33.42128
     Number of Accum. Units Outstanding                       41,610.1257       152,027.0401

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period                                      10.000000         8.819461
     End of Period                                            8.819461          6.57358
     Number of Accum. Units Outstanding                       14,351.7742       40,449.3863

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period                                      15.845706         17.457790
     End of Period                                            17.457790         15.56523
     Number of Accum. Units Outstanding                       31,685.9453       115,089.8999

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.000000         10.536235
     End of Period                                            10.536235         11.35536
     Number of Accum. Units Outstanding                       10.0000           131,061.1500

PIMCO Money Market Sub-Account
     Beginning of Period                                      10.000000         10.154282
     End of Period                                            10.154282         10.12288
     Number of Accum. Units Outstanding                       9,314.1301        38,733.0679

MFS(R) Variable Insurance Trust (Service Class):

MFS(R) Emerging Growth Sub-Account
     Beginning of Period                                      13.158597         11.968714
     End of Period                                            11.968714         7.806484
     Number of Accum. Units Outstanding                       7.5996            7.5996

MFS(R) Strategic Income Sub-Account
     Beginning of Period                                      10.665345         10.940184
     End of Period                                            10.940184         11.67149
     Number of Accum. Units Outstanding                       9.3762            4,825.6619

MFS(R) Investors Trust Sub-Account
     Beginning of Period                                      11.029498         10.343215
     End of Period                                            10.343215         8.041738
     Number of Accum. Units Outstanding                       24,971.3381       81,648.4761

MFS(R) High Income Sub-Account
     Beginning of Period                                      9.733531          9.539603
     End of Period                                            9.539603          9.625843
     Number of Accum. Units Outstanding                       9,111.6682        72,600.2408

MFS(R) Research Sub-Account
     Beginning of Period                                      11.749005         10.837961
     End of Period                                            10.837961         8.045246
     Number of Accum. Units Outstanding                       1,025.1469        4,114.5924



MFS(R) New Discovery Sub-Account
     Beginning of Period                                      7.390419          8.041413
     End of Period                                            8.041413          5.407779
     Number of Accum. Units Outstanding                       25,804.1483       138,347.6570

New England Zenith Fund:

Capital Guardian U.S. Equity Sub-Account (Class B)
     Beginning of Period                                                        10.000000
     End of Period                                                              7.816345
     Number of Accum. Units Outstanding                                         37,256.7743

MFS(R) Investors Trust Sub-Account (Class B)
     Beginning of Period                                                        10.000000
     End of Period                                                              8.286021
     Number of Accum. Units Outstanding                                         83,925.6797

PIMCO Variable Insurance Trust (Administrative Class):

PIMCO High Yield Sub-Account
     Beginning of Period                                      9.864135          9.953420
     End of Period                                            9.953420          9.698219
     Number of Accum. Units Outstanding                       1,324.3417        6,570.9692

PIMCO Low Duration Sub-Account
     Beginning of Period                                      10.693186         11.348021
     End of Period                                            11.348021         11.98009
     Number of Accum. Units Outstanding                       13,270.7832       21,590.6708

PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                                      9.279000          8.109327
     End of Period                                            8.109327          6.379619
     Number of Accum. Units Outstanding                       185.3468          10,910.6194

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.753921         11.492649
     End of Period                                            11.492649         12.36208
     Number of Accum. Units Outstanding                       80,941.2461       145,839.9890

Putnam Variable Trust (Class IB):

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                      11.579412         11.222898
     End of Period                                            11.222898         8.965451
     Number of Accum. Units Outstanding                       926.3577          28,658.6893

Putnam VT International Growth Sub-Account
     Beginning of Period                                      14.406299         12.931708
     End of Period                                            12.931708         10.4986
     Number of Accum. Units Outstanding                       19,594.0435       108,194.7208

Putnam VT International New
Opportunities Sub-Account
     Beginning of Period                                      10.870934         9.723656
     End of Period                                            9.723656          8.281257
     Number of Accum. Units Outstanding                       9.1988            364.0018

Putnam VT New Value Sub-Account
     Beginning of Period                                      12.663647         12.763839
     End of Period                                            12.763839         10.62234
     Number of Accum. Units Outstanding                       7.8966            1,021.3172

Putnam VT Vista Sub-Account
     Beginning of Period                                      11.886743         11.036442
     End of Period                                            11.036442         7.552586
     Number of Accum. Units Outstanding                       8.4127            1,165.1322

Scudder Variable Series I (Class B):

International Sub-Account
     Beginning of Period                                      7.574525          6.129472
     End of Period                                            6.129472          4.918752
     Number of Accum. Units Outstanding                       9,261.3172        51,808.6960

Scudder Variable Series II:

Scudder Government Securities Sub-Account
     Beginning of Period                                      11.550173         12.242645
     End of Period                                            12.242645         13.04446
     Number of Accum. Units Outstanding                       79,054.8914       68,739.8813

Scudder Small Cap Growth Sub-Account
     Beginning of Period                                      13.645796         9.581495
     End of Period                                            9.581495          6.286321
     Number of Accum. Units Outstanding                       20,745.5179       22,912.2319

SVS Dreman Small Cap Value Sub-Account
     Beginning of Period                                      9.117475          10.580230
     End of Period                                            10.580230         9.248856
     Number of Accum. Units Outstanding                       32,714.4671       29,585.3417



Goldman Sachs Fund Series:

Goldman Sachs Growth & Income Sub-Account
     Beginning of Period                                      9.683455          8.656980
     End of Period                                            8.656980          7.568604
     Number of Accum. Units Outstanding                       34,763.8289       23,091.0828

Goldman Sachs Int'l Equity Sub-Account
     Beginning of Period                                      12.707776         9.740698
     End of Period                                            9.740698          7.843897
     Number of Accum. Units Outstanding                       32,627.0808       23,655.0302

Goldman Sachs Global Income Sub-Account
     Beginning of Period                                      11.353358
     End of Period                                            11.732665
     Number of Accum. Units Outstanding                       8,563.7600

Goldman Sachs Internet Tollkpr Sub-Account
     Beginning of Period                                      6.512850
     End of Period                                            4.259904
     Number of Accum. Units Outstanding                       18,659.6201


CHART 2 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.80% on an annual basis)

                                                            Period Ended           Period Ended
                                                              12/31/01             12/31/02
------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                      11.401035         11.149853
     End of Period                                            11.149853         8.283479
     Number of Accum. Units Outstanding                       1,625.8148        1,657.6502

AIM V.I. International Growth Sub-Account
     Beginning of Period                                      10.460362         9.525031
     End of Period                                            9.525031          7.888596
     Number of Accum. Units Outstanding                       1,024.3857        1,064.1345

AIM V.I. Premier Equity Sub-Account
     Beginning of Period                                      12.328241         12.117240
     End of Period                                            12.117240         8.29967
     Number of Accum. Units Outstanding                       8.1115            673.1608

AIM Variable Insurance Funds (Class B):

AIM V.I. Capital Appreciation Sub-Account (Class B)
     Beginning of Period                                                        10.455755
     End of Period                                                              8.274422
     Number of Accum. Units Outstanding                                         9.5641

AIM V.I. International Growth Sub-Account Class B
     Beginning of Period                                                        9.665202
     End of Period                                                              7.873851
     Number of Accum. Units Outstanding                                         1,704.9159

AIM V.I. Premier Equity Sub-Account Class B
     Beginning of Period                                                        10.786324
     End of Period                                                              8.281995
     Number of Accum. Units Outstanding                                         1,549.3692

Alliance Variable Products Series Fund, Inc. (Class B):

AllianceBernstein Premier Growth Sub-Account
(formerly Premier Growth Sub-Account)
     Beginning of Period                                      13.360301         12.730273
     End of Period                                            12.730273         8.6468
     Number of Accum. Units Outstanding                       46,083.3892       77,043.4990

AllianceBernstein Real Estate
  Investment Sub-Account
     Beginning of Period                                      9.045586          10.164324
     End of Period                                            10.164324         10.21333
     Number of Accum. Units Outstanding                       20,871.2238       25,313.2078

AllianceBernstein Value Sub-Account
     Beginning of Period                                      10.000000         9.949574
     End of Period                                            9.949574          8.506437
     Number of Accum. Units Outstanding                       10.0000           10.0000

AllianceBernstein Small Cap Value Sub-Account
     Beginning of Period                                      10.000000         11.066056
     End of Period                                            11.066056         10.17592
     Number of Accum. Units Outstanding                       10.0000           10.0000



American Century Variable Portfolios, Inc.:

VP Income & Growth Sub-Account
     Beginning of Period                                      8.268891          8.199582
     End of Period                                            8.199582          6.493162
     Number of Accum. Units Outstanding                       71,378.5455       109,098.6506

VP International  Sub-Account
     Beginning of Period                                      8.495151          7.166682
     End of Period                                            7.166682          5.60476
     Number of Accum. Units Outstanding                       11.7714           11.7714

VP Value Sub-Account
     Beginning of Period                                      11.138556         12.393257
     End of Period                                            12.393257         10.63578
     Number of Accum. Units Outstanding                       20,853.6019       26,509.3128

Dreyfus Variable Investment Fund (Service Shares):

Dreyfus Stock Index (Service
   Shares) Sub-Account
     Beginning of Period                                      8.158267          7.945482
     End of Period                                            7.945482          6.04401
     Number of Accum. Units Outstanding                       12.2575           12.2575

Appreciation Sub-Account
     Beginning of Period                                      8.945879          8.807008
     End of Period                                            8.807008          7.188696
     Number of Accum. Units Outstanding                       30,009.2562       47,683.1985

Disciplined Stock Sub-Account
     Beginning of Period                                      8.119154          7.846220
     End of Period                                            7.846220          5.954985
     Number of Accum. Units Outstanding                       12.3166           12.3166

Fidelity Variable Insurance Products
Fund (Service Class 2 Shares):

High Income Sub-Account
     Beginning of Period      0/01/2002                       10.000000         9.000486
     End of Period                                            9.000486          9.131561
     Number of Accum. Units Outstanding                       10.0000           10.0000

Growth Sub-Account
     Beginning of Period                                      14.011787         12.576934
     End of Period                                            12.576934         8.609956
     Number of Accum. Units Outstanding                       7.1368            1,474.9209

Equity-Income Sub-Account
     Beginning of Period                                      11.741897         11.111610
     End of Period                                            11.111610         9.041335
     Number of Accum. Units Outstanding                       8.5165            1,732.3729

Franklin Templeton Variable Insurance
Products Trust (Class 2 Shares):

Franklin Small Cap Sub-Account
     Beginning of Period                                      11.207439         12.161685
     End of Period                                            12.161685         8.518278
     Number of Accum. Units Outstanding                       8.9226            93.1179

Templeton Developing Markets
  Securities Sub-Account
     Beginning of Period                                      6.977784          6.957091
     End of Period                                            6.957091          6.822902
     Number of Accum. Units Outstanding                       26,461.6796       33,366.3267

Templeton Foreign Securities Sub-Account
     Beginning of Period                                      9.492602          8.891510
     End of Period                                            8.891510          7.111749
     Number of Accum. Units Outstanding                       10.5345           10.5345

Mutual Shares Securities Sub-Account
     Beginning of Period                                      11.957464         12.197249
     End of Period                                            12.197249         10.56455
     Number of Accum. Units Outstanding                       20,420.0875       27,534.2468

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                      7.687457          7.180915
     End of Period                                            7.180915          4.80289
     Number of Accum. Units Outstanding                       32,704.8060       58,253.3748

INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                      8.738366          7.373879
     End of Period                                            7.373879          7.148465
     Number of Accum. Units Outstanding                       4,817.8942        6,049.1378



Liberty Variable Investment Trust:

Newport Tiger Fund, Variable
Series (Class A) Sub-Account
     Beginning of Period                                      10.955669         10.268429
     End of Period                                            10.268429         8.374106
     Number of Accum. Units Outstanding                       9.1277            9.1277

Met Investors Series Trust (Class B):

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period                                      17.111181         17.089569
     End of Period                                            17.089569         12.56852
     Number of Accum. Units Outstanding                       776.3739          2,133.4546

J.P. Morgan International Equity Sub-Account
     Beginning of Period                                      11.366251         10.481506
     End of Period                                            10.481506         8.594369
     Number of Accum. Units Outstanding                       732.1904          1,942.6846

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period                                      13.042663         13.362058
     End of Period                                            13.362058         14.2515
     Number of Accum. Units Outstanding                       7,083.3975        12,444.4353

J.P. Morgan Select Equity Sub-Account
     Beginning of Period                                      14.909620         15.671320
     End of Period                                            15.671320         11.41634
     Number of Accum. Units Outstanding                       6.7071            404.4832

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period                                      13.031953         14.218826
     End of Period                                            14.218826         11.00554
     Number of Accum. Units Outstanding                       745.2934          858.4182

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                      13.958495         13.934910
     End of Period                                            13.934910         13.60786
     Number of Accum. Units Outstanding                       2,517.4786        15,349.2954

Lord Abbett Developing Growth Sub-Account
     Beginning of Period                                      9.170160          10.575580
     End of Period                                            10.575580         7.360312
     Number of Accum. Units Outstanding                       10.9049           5,908.3833

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                      39.907383         41.263886
     End of Period                                            41.263886         33.18384
     Number of Accum. Units Outstanding                       2,259.6406        14,364.5587

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period                                      8.163640          8.793111
     End of Period                                            8.793111          6.527712
     Number of Accum. Units Outstanding                       50.9838           4,850.9936

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period                                      15.845706         17.405673
     End of Period                                            17.405673         15.45673
     Number of Accum. Units Outstanding                       1,624.1192        9,565.7199

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.074541         10.503380
     End of Period                                            10.503380         11.27478
     Number of Accum. Units Outstanding                       155.8636          40,562.7622

PIMCO Money Market Sub-Account
     Beginning of Period                                      10.041115         10.122589
     End of Period                                            10.122589         10.05099
     Number of Accum. Units Outstanding                       1,640.7344        56,592.4217

MFS(R) Variable Insurance Trust (Service Class):

MFS(R) Emerging Growth Sub-Account
     Beginning of Period                                      13.158597         11.933961
     End of Period                                            11.933961         7.752653
     Number of Accum. Units Outstanding                       324.2845          715.8196

MFS(R) Strategic Income Sub-Account
     Beginning of Period                                      10.665345         10.908456
     End of Period                                            10.908456         11.59119
     Number of Accum. Units Outstanding                       9.3762            916.3955

MFS(R) Investors Trust Sub-Account
     Beginning of Period                                      11.029498         10.313205
     End of Period                                            10.313205         7.986347
     Number of Accum. Units Outstanding                       30,440.6395       40,510.5540



MFS(R) High Income Sub-Account
     Beginning of Period                                      9.733531          9.511941
     End of Period                                            9.511941          9.559619
     Number of Accum. Units Outstanding                       11,405.5438       16,065.8911

MFS(R) Research Sub-Account
     Beginning of Period                                      11.749005         10.806499
     End of Period                                            10.806499         7.989801
     Number of Accum. Units Outstanding                       8.5114            8.5114

MFS(R) New Discovery Sub-Account
     Beginning of Period                                      7.390419          8.018085
     End of Period                                            8.018085          5.370516
     Number of Accum. Units Outstanding                       32,952.3574       55,133.5616

New England Zenith Fund:

Capital Guardian U.S. Equity Sub-Account
     Beginning of Period                                                        10.000000
     End of Period                                                              7.79543
     Number of Accum. Units Outstanding                                         10.0000

MFS(R) Investors Trust Sub-Account
     Beginning of Period                                                        10.000000
     End of Period                                                              8.263852
     Number of Accum. Units Outstanding                                         4,319.9123

PIMCO Variable Insurance Trust (Administrative Class):

PIMCO High Yield Sub-Account
     Beginning of Period                                      9.813112          9.924556
     End of Period                                            9.924556          9.631487
     Number of Accum. Units Outstanding                       10.1904           286.7113

PIMCO Low Duration Sub-Account
     Beginning of Period                                      10.898695         11.315125
     End of Period                                            11.315125         11.89768
     Number of Accum. Units Outstanding                       9.1754            1,825.4716

PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                                      8.168710          8.085799
     End of Period                                            8.085799          6.335664
     Number of Accum. Units Outstanding                       12.2418           12.2418

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.990799         11.459325
     End of Period                                            11.459325         12.27704
     Number of Accum. Units Outstanding                       30,996.2887       37,337.3338

Putnam Variable Trust (Class IB):

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                      11.579412         11.190345
     End of Period                                            11.190345         8.903701
     Number of Accum. Units Outstanding                       8.6360            8.6360

Putnam VT International Growth Sub-Account
     Beginning of Period                                      14.406299         12.894161
     End of Period                                            12.894161         10.42626
     Number of Accum. Units Outstanding                       30,430.8039       46,077.4372

Putnam VT International New
Opportunities Sub-Account
     Beginning of Period                                      10.870934         9.695419
     End of Period                                            9.695419          8.224198
     Number of Accum. Units Outstanding                       434.7890          443.4573

Putnam VT New Value Sub-Account
     Beginning of Period                                      12.663647         12.726824
     End of Period                                            12.726824         10.54917
     Number of Accum. Units Outstanding                       353.7454          361.2104

Putnam VT Vista Sub-Account
     Beginning of Period                                      11.886743         11.004394
     End of Period                                            11.004394         7.500515
     Number of Accum. Units Outstanding                       627.1809          1,036.0499

Scudder Variable Series I (Class B):

International Sub-Account
     Beginning of Period                                      7.574525          6.111659
     End of Period                                            6.111659          4.884831
     Number of Accum. Units Outstanding                       21,277.8416       35,399.6542

Scudder Variable Series II:

Scudder Government Securities Sub-Account
     Beginning of Period                                      11.799539         12.207514
     End of Period                                            12.207514         12.9551
     Number of Accum. Units Outstanding                       8.4749            573.4382



Scudder Small Cap Growth Sub-Account
     Beginning of Period                                      9.865125          9.553958
     End of Period                                            9.553958          6.243156
     Number of Accum. Units Outstanding                       10.1367           194.2877

SVS Dreman Small Cap Value Sub-Account
     Beginning of Period                                      8.896468          10.549871
     End of Period                                            10.549871         9.185451
     Number of Accum. Units Outstanding                       11.2404           11.2404

Goldman Sachs Fund Series:

Goldman Sachs Growth & Income Sub-Account
     Beginning of Period                                      8.657172          8.631869
     End of Period                                            8.631869          7.516483
     Number of Accum. Units Outstanding                       11.5511           11.5511

Goldman Sachs Int'l Equity Sub-Account
     Beginning of Period                                      11.035464         9.712412
     End of Period                                            9.712412          7.789851
     Number of Accum. Units Outstanding                       9.0617            9.0617

Goldman Sachs Global Income Sub-Account
     Beginning of Period                                      11.599133
     End of Period                                            11.698638
     Number of Accum. Units Outstanding                       315.1386

Goldman Sachs Internet Tollkpr Sub-Account
     Beginning of Period                                      4.961921
     End of Period                                            4.247531
     Number of Accum. Units Outstanding                       20.1535

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of termination): (a) Goldman Sachs Variable Insurance Trust ("GSVIT"): GSVIT Growth and Income Fund and the GSVIT International Equity Fund (terminated effective March 1, 2002); (b) Scudder Variable Series II:
Scudder Government Securities Portfolio; Scudder Small Cap Growth Portfolio; and Scudder Dreman Small Cap Value Portfolio (terminated effective May 1, 2002); (c) Liberty Variable Investments: Newport Tiger Fund, Variable Series (Class A) (terminated effective May 1, 2002); (d) INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-High Yield Fund (terminated effective May 1, 2002); (e) Alliance Variable Products Series Fund: AllianceBernstein Value Portfolio and AllianceBernstein Small Cap Portfolio (terminated effective May 1, 2003); (f) American Century Variable Portfolios, Inc.: VP Income & Growth Fund; VP International Fund and VP Value Fund (terminated effective May 1, 2003);(g) Dreyfus Stock Index Fund (Service Series) (terminated effective May 1, 2003);
(h) Dreyfus Variable Investment Fund (Service Series): Dreyfus VIF-Capital Appreciation Portfolio and Dreyfus VIP - Disciplined Stock Portfolio (terminated effective May 1, 2003); (i) INVESCO Variable Investment Funds, Inc.: INVESCO VIF-Dynamics Fund (terminated effective May 1, 2003); (j) Putnam Variable Trust (Class B): Putnam VT International Growth Fund; Putnam VT International New Opportunities Fund and Putnam VT New Value Fund (terminated effective May 1,
2003); (k) Scudder Variable Series I, (Class B): International Portfolio (terminated effective May 1, 2003); and (l) MFS(R) Variable Insurance Trust (Service Series): MFS(R) Research Series (terminated effective May 1, 2003).

Effective as of May 1, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J. P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J. P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUND (SERIES II)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

AIM V.I. CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVE:  The Fund's investment objective is growth of capital.

AIM V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. PREMIER EQUITY FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class B portfolios are available under the contract:

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO

INVESTMENT OBJECTIVE: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. is the subsadviser for the fund. The following Service Class 2 portfolios are available under the contract:

VIP EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

VIP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Growth Portfolio seeks to achieve capital appreciation.

VIP HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

FRANKLIN SMALL CAP FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its total assets in investments of small capitalization (small cap) companies.

MUTUAL SHARES SECURITIES FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market conditions.

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in the investments of issuers located outside the U.S., including those in emerging markets.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM  MID CAP CORE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term growth of capital.

JANUS AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

J.P. MORGAN QUALITY BOND PORTFOLIO

INVESTMENT OBJECTIVE: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. MORGAN SELECT EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

LORD ABBETT AMERICA'S VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: The MFS(R)Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO INNOVATION PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

PIMCO TOTAL RETURN PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

MET/PUTNAM RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Putnam Research Portfolio seeks capital appreciation.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Capital Guardian U.S. Equity Portfolio is long term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

INVESTMENT OBJECTIVE: The investment objective of the Davis Venture Value Portfolio is growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Harris Oakmark Focused Value Portfolio is long-term capital appreciation.

JENNISON GROWTH PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Jennison Growth Portfolio is long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

MFS(R)INVESTORS TRUST PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the MFS(R) Investors Trust Portfolio is growth of capital with a secondary objective to seek reasonable current income.

MFS(R)RESEARCH MANAGERS PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The MFS(R)Research Managers Portfolio seeks long-term growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the MFS(R) Total Return Portfolio is a favorable total return through investment in a diversified portfolio.

MET/PUTNAM VOYAGER PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The Met/Putnam Voyager Portfolio seeks capital appreciation.

PUTNAM INTERNATIONAL STOCK PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The Putnam International Stock Portfolio seeks long-term growth of capital.

MFS(R)VARIABLE INSURANCE TRUST (SERVICE CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Service Class portfolios are available under the contract:

MFS(R) EMERGING GROWTH SERIES

INVESTMENT OBJECTIVE: The Series' investment objective is long-term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.

MFS(R) HIGH INCOME SERIES

INVESTMENT OBJECTIVE: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS(R) NEW DISCOVERY SERIES

INVESTMENT OBJECTIVE: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.

MFS(R) STRATEGIC INCOME SERIES

INVESTMENT OBJECTIVE: The Series' investment objective is to seek income and capital appreciation.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios.
PIMCO is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

PIMCO HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: The High Yield Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Portfolio invests under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.

PIMCO LOW DURATION PORTFOLIO

INVESTMENT OBJECTIVE: The Low Duration Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying securities.

PIMCO STOCKPLUS GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The StockPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P 500. The StockPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiplying portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

PUTNAM VT GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income.

PUTNAM VT VISTA FUND

INVESTMENT OBJECTIVE: The Fund seeks capital appreciation.

APPENDIX C

EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1               12000            2000           10000          10000
       2                                2000            8095           8095
       3                                2000            6172           6172
       4                6000            3000            9230           3230           6000
       5                                3000            6309            261           6048
       6                                3000            3359              0           3359
       7                                3000             386              0            386
       8                                 389               0              0              0
       9                                   0               0              0              0
       10                                  0               0              0              0
       11                                  0               0              0              0
       12                                  0               0              0              0
       13                                  0               0              0              0
       14                                  0               0              0              0
       15                                  0               0              0              0

12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1                24000           2000           22000          22000
       2                                2000           20209          20209
       3                                2000           18401          18401
       4                                2000           16575          16575
       5                                2000           14732          14732
       6                12000           3000           23872          11872           12000
       7                                3000           21801           8985           12096
       8                                3000           18262           6070           12192
       9                                3000           15417           3128           12289
       10                               3000           12545            157           12387
       11                               3000            9645              0            9645
       12                               3000            6722              0            6722
       13                               3000            3776              0            3776
       14                               3000             806              0             806
       15                                812               0              0               0



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                                       AND

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2003, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366 (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2003.

                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY

EXPERTS

CUSTODIAN

LEGAL OPINIONS

DISTRIBUTION

   Reduction or Elimination of the Withdrawal Charge

CALCULATION OF PERFORMANCE INFORMATION

   Total Return

   Performance Information

PART 1 - SEPARATE ACCOUNT PERFORMANCE

PART 2 - HISTORICAL FUND PERFORMANCE

   Historical Unit Values

   Reporting Agencies

ANNUITY PROVISIONS

   Variable Annuity

   Fixed Annuity

   Mortality and Expense Guarantee

   Regulatory Restrictions on Transactions

TAX STATUS OF THE CONTRACTS

CONDENSED FINANCIAL INFORMATION

FINANCIAL STATEMENTS

                                     COMPANY

MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. On December 31, 2002. MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                     EXPERTS

The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche is One City Centre, St. Louis, Missouri 63101.

                                    CUSTODIAN

MetLife Investors Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis. The parent of MetLife Investors paid the following amounts to the distributor, and the distributor retained the following amounts for 2001 and 2002. No information is available for 2000.

2001      Received       $29,390,486
          Retained       $0

2002      Received       $59,130,954
          Retained       $0

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and GMIB rider charge. For purposes of calculating performance information, the GMIB rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                    n
            P (1 + T) = ERV

Where:

     P =          a hypothetical initial payment of $1,000

     T =          average annual total return

     n =          number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge and GMIB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are new and therefore have limited performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown. The prospectus (Appendix B) also contains performance information.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. There are performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) as well as the portfolio expenses. There are also performance figures for the accumulation units that reflect the separate account product charge (including the death benefit rider charge), the account fee, the GMIB rider charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2002. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2002, may be different than the numbers shown below.

                      PART 1 - SEPARATE ACCOUNT PERFORMANCE

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account.

There are two sets of charts below. Each chart presents performance information based upon which riders you can select

The first set consists of 6 charts:

Chart 1 is for contracts with the standard Principal Protection death benefit.

Chart 2 is for contracts with the optional Annual Step-Up death benefit.

Chart 3 is for contracts with the Principal Protection death benefit and the Additional Death Benefit - Earnings Preservation Benefit

Chart 4 is for contracts with the Compounded-Plus death benefit.

Chart 5 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 6 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

The sencond set consists of 4 charts:

Chart 1 is for contracts with the optional Annual Step-Up death benefit.

Chart 2 is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge, the account fee and the GMIB rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge) and fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 1                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/21/01  -34.62%       N/A   -25.90%   -28.77%       N/A   -21.63%
Met Investors - Lord Abbett Bond Debenture B                 3/21/01   -7.70%       N/A    -4.51%    -1.86%       N/A    -0.95%
Met Investors - Lord Abbett Growth & Income B                 2/9/01  -24.96%       N/A   -16.34%   -19.18%       N/A   -12.63%
Met Investors - Met Putnam Research Portfolio B              3/21/01  -27.61%       N/A   -17.19%   -21.84%       N/A   -13.31%
Met Investors - MFS Research International Portfolio B       3/21/01  -18.75%       N/A   -13.76%   -12.94%       N/A    -9.98%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -17.78%       N/A    -7.60%   -11.97%       N/A    -2.63%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.19%       N/A   -17.60%   -28.44%       N/A   -12.54%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -24.93%       N/A   -14.55%   -19.15%       N/A    -9.53%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -24.91%       N/A       N/A    -17.62
Met Investors - Oppenheimer Capital Appreciation B           3/21/01  -31.47%       N/A   -19.79%   -25.71%       N/A   -15.84%
Met Investors - PIMCO Innovation Portfolio B                 3/21/01  -57.04%       N/A   -44.37%   -51.37%       N/A   -39.39%
Met Investors - PIMCO Money Market Portfolio B               3/21/01   -6.06%       N/A    -2.92%    -0.21%       N/A     0.61%
Met Investors - PIMCO Total Return Portfolio B               3/21/01    2.01%       N/A     3.13%     7.88%       N/A     6.54%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/21/01  -50.45%       N/A   -32.00%   -44.76%       N/A   -27.63%
MetLife - MetLife Stock Index B                              10/9/01  -29.29%       N/A   -19.15%   -23.52%       N/A   -14.08%
Zenith - Davis Venture Value E                               3/21/01  -23.42%       N/A   -13.26%   -17.63%       N/A    -9.49%
Zenith - Harris Oakmark Focused Value Series B               3/21/01  -16.06%       N/A    0.60%   -10.24%        N/A     4.05%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -30.95%       N/A       N/A   -23.67%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 2                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -34.77%       N/A   -26.42%   -28.91%       N/A   -22.14%
Met Investors - Lord Abbett Bond Debenture B                  5/1/01   -8.04%       N/A    -5.86%    -2.05%       N/A    -1.92%
Met Investors - Lord Abbett Growth & Income B               12/11/89  -25.24%       N/A     8.71%   -19.34%       N/A     9.31%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -27.88%       N/A   -18.72%   -21.99%       N/A   -14.68%
Met Investors - MFS Research International Portfolio B        5/1/01  -19.05%       N/A   -19.59%   -13.12%       N/A   -15.35%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.08%       N/A    -7.95%   -12.15%       N/A    -2.83%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.44%       N/A   -17.91%   -28.58%       N/A   -12.72%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.22%       N/A   -14.87%   -19.31%       N/A    -9.71%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.11%       N/A       N/A   -17.73%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -31.73%       N/A   -20.94%   -25.86%       N/A   -16.84%
Met Investors - PIMCO Innovation Portfolio B                  5/1/01  -57.21%       N/A   -51.33%   -51.47%       N/A   -45.85%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -6.41%       N/A    -3.29%    -0.41%       N/A     0.39%
Met Investors - PIMCO Total Return Portfolio B                5/1/01    1.63%       N/A     3.97%     7.67%       N/A     7.75%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B       5/1/01  -50.65%       N/A   -41.99%   -44.87%       N/A   -37.00%
MetLife - MetLife Stock Index B                              1/22/01  -29.55%       N/A   -24.61%   -23.67%       N/A   -20.55%
Zenith - Davis Venture Value E                               4/19/95  -23.71%       N/A     8.92%   -17.79%       N/A     9.53%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.37%       N/A    -0.74%   -10.42%       N/A     2.95%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.12%       N/A       N/A   -23.77%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 3                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION

Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -34.70%       N/A   -26.34%   -28.95%       N/A   -22.18%
Met Investors - Lord Abbett Bond Debenture B                 5/20/96   -7.95%       N/A     3.63%    -2.10%       N/A     4.30%
Met Investors - Lord Abbett Growth & Income B                7/20/95  -25.16%       N/A     6.65%   -19.38%       N/A     7.09%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -27.80%       N/A   -18.63%   -22.03%       N/A   -14.72%
Met Investors - MFS Research International Portfolio B       3/20/01  -18.96%       N/A   -14.45%   -13.16%       N/A   -10.65%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.00%       N/A    -7.85%   -12.19%       N/A    -2.88%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.37%       N/A   -17.82%   -28.62%       N/A   -12.76%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.13%       N/A   -14.78%   -19.35%       N/A    -9.76%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.05%       N/A       N/A   -17.76%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -31.65%       N/A   -20.86%   -25.90%       N/A   -16.88%
Met Investors - PIMCO Innovation Portfolio B                 3/20/01  -57.16%       N/A   -44.77%   -51.49%       N/A   -39.77%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -6.31%       N/A    -3.17%    -0.46%       N/A     0.36%
Met Investors - PIMCO Total Return Portfolio B               3/20/01    1.74%       N/A     2.96%     7.61%       N/A     6.37%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/20/01  -50.59%       N/A   -33.28%   -44.90%       N/A   -28.86%
MetLife - MetLife Stock Index B                              10/9/01  -29.48%       N/A   -19.37%   -23.71%       N/A   -14.30%
Zenith - Davis Venture Value E                                4/2/01  -23.62%       N/A   -14.75%   -17.84%       N/A   -10.89%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.28%       N/A    -0.63%   -10.47%       N/A     2.90%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.07%       N/A       N/A   -23.80%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 4                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION

Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -34.77%       N/A   -26.42%   -29.02%       N/A   -22.26%
Met Investors - Lord Abbett Bond Debenture B                 5/20/96   -8.04%       N/A     3.52%    -2.20%       N/A     4.19%
Met Investors - Lord Abbett Growth & Income B                7/20/95  -25.24%       N/A     6.54%   -19.46%       N/A     6.99%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -27.88%       N/A   -18.72%   -22.11%       N/A   -14.81%
Met Investors - MFS Research International Portfolio B       3/20/01  -19.05%       N/A   -14.54%   -13.25%       N/A   -10.74%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.08%       N/A    -7.95%   -12.28%       N/A    -2.97%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.44%       N/A   -17.91%   -28.69%       N/A   -12.85%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.22%       N/A   -14.87%   -19.43%       N/A    -9.85%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.11%       N/A       N/A   -17.81%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -31.73%       N/A   -20.94%   -25.97%       N/A   -16.96%
Met Investors - PIMCO Innovation Portfolio B                 3/20/01  -57.21%       N/A   -44.84%   -51.54%       N/A   -39.83%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -6.41%       N/A    -3.27%    -0.56%       N/A     0.26%
Met Investors - PIMCO Total Return Portfolio B               3/20/01    1.63%       N/A     2.85%     7.51%       N/A     6.26%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/20/01  -50.65%       N/A   -33.36%   -44.96%       N/A   -28.93%
MetLife - MetLife Stock Index B                              10/9/01  -29.55%       N/A   -19.46%   -23.79%       N/A   -14.39%
Zenith - Davis Venture Value E                                4/2/01  -23.70%       N/A   -14.84%   -17.92%       N/A   -10.98%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.37%       N/A    -0.74%   -10.56%       N/A     2.80%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.13%       N/A       N/A   -23.85%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 5                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/21/01  -34.94%       N/A   -26.26%   -29.09%       N/A   -21.99%
Met Investors - Lord Abbett Bond Debenture B                 3/21/01   -8.29%       N/A    -5.11%    -2.30%       N/A    -1.39%
Met Investors - Lord Abbett Growth & Income B                 2/9/01  -25.44%       N/A   -16.88%   -19.54%       N/A   -13.02%
Met Investors - Met Putnam Research Portfolio B              3/21/01  -28.08%       N/A   -17.72%   -22.19%       N/A   -13.70%
Met Investors - MFS Research International Portfolio B       3/21/01  -19.27%       N/A   -14.32%   -13.33%       N/A   -10.38%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.30%       N/A    -8.19%   -12.37%       N/A    -3.07%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.62%       N/A   -18.13%   -28.76%       N/A   -12.93%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.42%       N/A   -15.10%   -19.51%       N/A    -9.94%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.24%       N/A       N/A   -17.87%
Met Investors - Oppenheimer Capital Appreciation B           3/21/01  -31.91%       N/A   -20.31%   -26.04%       N/A   -16.22%
Met Investors - PIMCO Innovation Portfolio B                 3/21/01  -57.33%       N/A   -44.76%   -51.59%       N/A   -39.67%
Met Investors - PIMCO Money Market Portfolio B               3/21/01   -6.65%       N/A    -3.42%    -0.66%       N/A     0.28%
Met Investors - PIMCO Total Return Portfolio B               3/21/01    1.36%       N/A     2.48%     7.40%       N/A     6.06%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/21/01  -50.78%       N/A   -32.46%   -45.01%       N/A   -27.96%
MetLife - MetLife Stock Index B                              10/9/01  -29.74%       N/A   -19.67%   -23.86%       N/A   -14.47%
Zenith - Davis Venture Value E                               3/21/01  -23.91%       N/A   -13.82%   -18.00%       N/A    -9.90%
Zenith - Harris Oakmark Focused Value Series B               3/21/01  -16.59%       N/A    -0.03%   -10.64%       N/A     3.58%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.25%       N/A       N/A   -23.90%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 6                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B          3/21/01  -35.05%       N/A   -26.38%   -29.20%       N/A   -22.10%
Met Investors - Lord Abbett Bond Debenture B                 3/21/01   -8.43%       N/A    -5.27%    -2.45%       N/A    -1.54%
Met Investors - Lord Abbett Growth & Income B                 2/9/01  -25.56%       N/A   -17.01%   -19.66%       N/A   -13.16%
Met Investors - Met Putnam Research Portfolio B              3/21/01  -28.19%       N/A   -17.86%   -22.30%       N/A   -13.83%
Met Investors - MFS Research International Portfolio B       3/21/01  -19.39%       N/A   -14.45%   -13.46%       N/A   -10.52%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.43%       N/A    -8.34%   -12.50%       N/A    -3.22%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.73%       N/A   -18.26%   -28.87%       N/A   -13.07%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.54%       N/A   -15.23%   -19.64%       N/A   -10.07%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.32%       N/A       N/A   -17.95%
Met Investors - Oppenheimer Capital Appreciation B           3/21/01  -32.02%       N/A   -20.44%   -26.15%       N/A   -16.35%
Met Investors - PIMCO Innovation Portfolio B                 3/21/01  -57.40%       N/A   -44.86%   -51.66%       N/A   -39.76%
Met Investors - PIMCO Money Market Portfolio B               3/21/01   -6.80%       N/A    -3.69%    -0.81%       N/A     0.00%
Met Investors - PIMCO Total Return Portfolio B               3/21/01    1.20%       N/A     2.32%     7.24%       N/A     5.90%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/21/01  -50.87%       N/A   -32.57%   -45.09%       N/A   -28.06%
MetLife - MetLife Stock Index B                              10/9/01  -29.86%       N/A   -19.80%   -23.98%       N/A   -14.60%
Zenith - Davis Venture Value E                               3/21/01  -24.03%       N/A   -13.95%   -18.12%       N/A   -10.03%
Zenith - Harris Oakmark Focused Value Series B               3/21/01  -16.72%       N/A    -0.19%   -10.78%       N/A     3.43%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.33%       N/A       N/A   -23.97%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 1                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION

AIM - Aim Capital Appreciation                              12/31/97  -31.17%    -4.63%   -4.62%   -25.41%    -3.56%   -3.56%
AIM - Aim Capital Appreciation B                            12/31/97  -31.31%    -6.28%   -6.27%   -25.55%    -5.17%   -5.17%
AIM - Aim International Growth Fund                         12/31/97  -22.64%    -5.59%   -5.59%   -16.85%    -4.50%   -4.50%
AIM - Aim International Growth Fund B                       12/31/97  -22.89%    -7.59%   -7.59%   -17.10%    -6.44%   -6.44%
AIM - Aim Premier Equity                                    12/31/97  -36.97%    -4.58%   -4.58%   -31.23%    -3.52%   -3.52%
AIM - AIM Premier Equity Fund B                             12/31/97  -37.17%    -6.71%   -6.71%   -31.43%    -5.59%   -5.59%
Alliance - AllianceBernstein Real Estate Inv Portfolio B     4/24/01   -4.97%       N/A    4.33%     0.89%       N/A    7.89%
Alliance - AllianceBernstein Small Cap B                      5/1/01  -13.50%       N/A   -2.26%    -7.68%       N/A    1.46%
Alliance - AllianceBernstein Value B                          5/1/01  -19.96%       N/A  -12.81%   -14.16%       N/A   -8.88%
Alliance - Premier Growth Portfolio B                        4/10/01  -37.54%       N/A  -26.19%   -31.80%       N/A  -21.97%
American Century - VP Income & Growth Fund                  11/19/99  -26.27%    -2.62%  -15.19%   -20.49%    -1.60%  -12.74%
American Century - VP International Fund                    11/19/99  -27.25%    -4.14%  -19.43%   -21.48%    -3.09%  -16.76%
American Century - VP Value Fund                            11/19/99  -19.64%     1.51%    0.33%   -13.84%     2.47%    2.22%
Dreyfus - Dreyfus VIF-Appreciation Portfolio B              11/19/99  -23.83%    -0.79%  -12.17%   -18.05%     0.19%   -9.85%
Dreyfus - Dreyfus VIF-Disciplined Stock Port. B             11/19/99  -29.57%    -4.25%  -17.69%   -23.80%    -3.19%  -15.12%
Dreyfus - Dreyfus VIP-Stock Index Fund B                    11/19/99  -29.39%    -3.41%  -17.26%   -23.63%    -2.38%  -14.71%
Fidelity - Fidelity Equity-Income Fund B                     2/17/98  -24.09%    -2.29%   -3.30%   -18.31%    -1.27%   -2.04%
Fidelity - Fidelity Growth Fund B                            2/17/98  -37.01%    -2.97%   -4.33%   -31.27%    -1.95%   -3.05%
Fidelity - Fidelity High Income Fund B                       4/26/01   -3.99%    -8.73%   -8.71%     1.86%    -7.52%   -4.88%
Franklin - Franklin Mutual Shares B                          9/21/98  -18.84%     1.58%    4.67%   -13.04%     2.53%    5.86%
Franklin - Franklin Small Cap B                               3/1/99  -35.42%    -2.37%   -1.67%   -29.68%    -1.36%   -0.03%
Franklin - Large Cap Growth Securities B                      3/1/99  -30.02%     0.13%   -4.58%   -24.26%     1.09%   -2.83%
Franklin - Templeton Dev Markets Securities B                9/21/98   -7.38%    -7.97%    3.35%    -1.54%    -6.78%    4.56%
Franklin - Templeton Foreign Securities B                    9/21/98  -25.48%    -4.57%   -3.80%   -19.70%    -3.50%   -2.40%
Franklin - Templeton Global Income Securities B               3/1/99   13.55%     2.95%    3.25%    19.47%     3.89%    4.78%
Franklin - Templeton Growth Securities B                      3/3/99  -25.41%    -0.74%   -1.81%   -19.62%     0.25%   -0.15%
Goldman Sachs - Goldman Sachs Growth & Income Fnd            3/31/98  -18.38%       N/A   -9.45%   -12.57%       N/A   -7.93%
Goldman Sachs - Goldman Sachs Int'l Equity Fund              3/31/98  -25.25%       N/A   -8.69%   -19.47%       N/A   -7.21%
INVESCO - INVESCO VIF-Dynamics Fund                         11/19/99  -38.58%    -5.84%  -23.70%   -32.85%    -4.75%  -20.78%
INVESCO - INVESCO VIF-High Yield Fund                       11/19/99   -8.51%    -6.31%  -12.34%    -2.67%    -5.18%  -10.01%
Keyport - Liberty Newport Tiger Fund                        12/31/97  -23.91%    -4.42%   -4.42%   -18.12%    -3.35%   -3.35%
Met Investors - J.P. Morgan Enhanced Index Portfolio B       5/16/96  -31.92%    -4.34%    2.65%   -26.16%    -3.28%    3.31%
Met Investors - J.P. Morgan International Equity B           5/14/96  -23.46%    -6.66%   -3.11%   -17.68%    -5.53%   -2.36%
Met Investors - J.P. Morgan Quality Bond B                   5/20/96    1.21%     4.09%    4.81%     7.08%     5.01%    5.48%
Met Investors - J.P. Morgan Select Equity B                  5/15/96  -32.62%    -5.18%    1.02%   -26.86%    -4.10%    1.70%
Met Investors - J.P. Morgan Small Cap Stock B                5/15/96  -28.06%    -5.04%   -0.57%   -22.29%    -3.96%    0.15%
Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -34.59%       N/A  -26.22%   -28.84%       N/A   -22.06%
Met Investors - Lord Abbett Bond Debenture B                 5/20/96   -7.80%     0.10%    3.79%    -1.96%     1.08%     4.46%




 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 1 (continued)                                                       portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Lord Abbett Developing Growth B              11/7/97  -35.87%    -8.10%    -8.44%   -30.12%    -6.94%    -7.25%
Met Investors - Lord Abbett Growth & Income B                7/20/95  -25.04%     0.49%     6.81%   -19.26%     1.46%     7.26%
Met Investors - Lord Abbett Growth Opportunities B           3/20/01  -31.23%       N/A   -16.54%   -25.47%       N/A   -12.69%
Met Investors - Lord Abbett Mid-Cap Value B                  11/7/97  -16.65%     7.31%     7.95%   -10.84%     8.18%     8.80%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -27.69%       N/A   -18.50%   -21.91%       N/A   -14.59%
Met Investors - MFS Research International Portfolio B       3/20/01  -18.83%       N/A   -14.31%   -13.03%       N/A   -10.52%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -17.86%       N/A    -7.70%   -12.06%       N/A    -2.73%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.26%       N/A   -17.68%   -28.51%       N/A   -12.63%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.01%       N/A   -14.64%   -19.23%       N/A    -9.62%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -24.97%       N/A       N/A   -17.68%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -31.54%       N/A   -20.73%   -25.78%       N/A   -16.75%
Met Investors - PIMCO Innovation Portfolio B                 3/20/01  -57.09%       N/A   -44.68%   -51.42%       N/A   -39.68%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -6.16%       N/A    -3.02%    -0.31%       N/A     0.51%
Met Investors - PIMCO Total Return Portfolio B               3/20/01    1.90%       N/A     3.12%     7.77%       N/A     6.53%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/20/01  -50.51%       N/A   -33.17%   -44.82%       N/A   -28.75%
MetLife - MetLife Stock Index B                              10/9/01  -29.36%    -3.78%   -19.24%   -23.60%    -2.74%   -14.17%
MFS - MFS Emerging Growth Series B                          12/31/97  -40.50%    -5.94%    -5.94%   -34.78%    -4.86%    -4.85%
MFS - MFS High Income Series B                              12/31/97   -4.95%    -1.77%    -1.77%     0.90%    -0.74%    -0.74%
MFS - MFS Investors Trust Series B                          12/31/97  -28.02%    -5.39%    -5.39%   -22.25%    -4.30%    -4.30%
MFS - MFS New Discovery Series B                              9/1/00  -38.49%       N/A   -27.07%   -32.75%       N/A   -23.22%
MFS - MFS Research Series B                                 12/31/97  -31.53%    -5.38%    -5.38%   -25.77%    -4.30%    -4.30%
MFS - MFS Strategic Income Series B                         12/31/97    0.81%     2.05%     2.05%     6.68%     3.00%     3.00%
PIMCO - PIMCO High Yield Portfolio                          11/19/99   -8.41%       N/A    -2.97%    -2.56%       N/A    -0.98%
PIMCO - PIMCO Low Duration Portfolio                        11/19/99   -0.30%       N/A     4.17%     5.57%       N/A     5.97%
PIMCO - PIMCO Total Return Portfolio                        11/19/99    1.69%     4.28%     5.27%     7.57%     5.19%    7.04%
PIMCO - StockPLUS Growth & Income Portfolio                 11/19/99  -27.11%    -2.27%   -15.91%   -21.33%    -1.25%   -13.43%
Putnam - Putnam VT Growth & Income B                        12/31/97  -25.89%    -3.29%    -3.29%   -20.12%    -2.25%    -2.24%
Putnam - Putnam VT Int Growth B                             12/31/97  -24.60%    -0.08%    -0.08%   -18.82%     0.88%     0.88%
Putnam - Putnam VT Int New Opp B                            12/31/97  -20.63%    -4.85%    -4.85%   -14.83%    -3.78%    -3.78%
Putnam - Putnam VT New Value Class B                        12/31/97  -22.57%     0.17%     0.17%   -16.78%     1.14%     1.14%
Putnam - Putnam VT Vista Class B Shares                     12/31/97  -37.31%    -6.64%    -6.64%   -31.57%    -5.53%    -5.53%
Scudder I - International Portfolio B                       11/19/99  -25.53%    -6.78%   -23.34%   -19.75%    -5.65%   -20.44%
Scudder II - Government Securities Portfolio                12/31/97    0.68%     4.55%     4.55%     6.55%     5.46%     5.46%
Scudder II - Scudder II SVS Dreman Small Cap Value          12/31/97  -18.39%    -2.59%    -2.59%   -12.58%    -1.55%    -1.55%
Scudder II - Small Cap Growth Portfolio                     12/31/97  -40.12%   -10.09%   -10.08%   -34.39%    -8.87%    -8.86%
Zenith - Davis Venture Value E                                4/2/01  -23.50%    -0.74%   -14.61%   -17.71%     0.24%   -10.76%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.14%     3.22%    -0.48%   -10.33%     4.15%     3.06%
Zenith - Zenith Capital Guardian US Equity B                  5/1/02      N/A       N/A    -29.12%      N/A       N/A   -21.84%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A    -31.00%      N/A       N/A   -23.72%
Zenith - Zenith MFS Investors Trust B                         5/1/02  -27.21%       N/A    -24.43%  -21.44%       N/A   -17.14%
Zenith - Zenith MFS Total Return B                            5/1/02  -12.65%     0.54%    -16.08%   -6.83%     1.50%    -8.77%
MetLife - MetLife MFS Research B                             4/30/99  -31.20%       N/A   -13.29%   -25.33%       N/A   -10.99%
MetLife - MetLife Putnam Int. Stock B                         5/1/91  -24.72%    -6.25%    -1.29%   -18.81%    -4.99%    -0.71%
MetLife - MetLife/Putnam Voyager Portfolio B                  5/1/02      N/A       N/A   -26.81%       N/A       N/A   -19.44%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 2                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
AIM - Aim Capital Appreciation                              12/31/97  -31.28%    -6.37%   -6.36%   -25.52%    -5.26%    -5.25%
AIM - Aim Capital Appreciation B                            12/31/97  -31.42%    -6.42%   -6.42%   -25.66%    -5.31%    -5.31%
AIM - Aim International Growth Fund                         12/31/97  -22.76%    -7.67%   -7.67%   -16.97%    -6.52%    -6.52%
AIM - Aim International Growth Fund B                       12/31/97  -23.02%    -7.74%   -7.73%   -17.23%    -6.58%    -6.58%
AIM - Aim Premier Equity                                    12/31/97  -37.07%    -6.80%   -6.79%   -31.33%    -5.67%    -5.67%
AIM - AIM Premier Equity Fund B                             12/31/97  -37.27%    -6.86%   -6.85%   -31.53%    -5.74%    -5.73%
Alliance - AllianceBernstein Real Estate Inv Portfolio B     4/24/01   -5.12%       N/A    4.16%     0.73%       N/A     7.73%
Alliance - AllianceBernstein Small Cap B                      5/1/01  -13.64%       N/A   -2.41%    -7.81%       N/A     1.30%
Alliance - AllianceBernstein Value B                          5/1/01  -20.09%       N/A  -12.95%   -14.29%       N/A    -9.01%
Alliance - Premier Growth Portfolio B                        4/10/01  -37.64%       N/A  -26.31%   -31.91%       N/A   -22.09%
American Century - VP Income & Growth Fund                  11/19/99  -26.39%    -2.78%  -15.34%   -20.61%    -1.76%   -12.88%
American Century - VP International Fund                    11/19/99  -27.37%    -4.35%  -19.66%   -21.60%    -3.30%   -16.98%
American Century - VP Value Fund                            11/19/99  -19.77%     1.34%    0.14%   -13.97%     2.29%     2.04%
Dreyfus - Dreyfus VIF-Appreciation Portfolio B              11/19/99  -23.96%    -0.94%  -12.31%   -18.17%     0.04%    -9.99%
Dreyfus - Dreyfus VIF-Disciplined Stock Port. B             11/19/99  -29.68%    -4.40%  -17.83%   -23.91%    -3.33%   -15.25%
Dreyfus - Dreyfus VIP-Stock Index Fund B                    11/19/99  -29.51%    -3.56%  -17.40%   -23.74%    -2.52%   -14.84%
Fidelity - Fidelity Equity-Income Fund B                     2/17/98  -24.21%    -2.44%   -3.46%   -18.43%    -1.42%    -2.18%
Fidelity - Fidelity Growth Fund B                            2/17/98  -37.11%    -3.12%   -4.48%   -31.37%    -2.10%    -3.20%
Fidelity - Fidelity High Income Fund B                       4/26/01   -4.15%    -8.87%   -8.85%     1.71%    -7.66%    -5.02%
Franklin - Franklin Mutual Shares B                          9/21/98  -18.97%     1.42%    4.51%   -13.17%     2.38%     5.70%
Franklin - Franklin Small Cap B                               3/1/99  -35.53%    -2.52%   -1.82%   -29.78%    -1.51%    -0.18%
Franklin - Large Cap Growth Securities B                      3/1/99  -30.14%    -0.02%   -4.73%   -24.37%     0.94%    -2.98%
Franklin - Templeton Dev Markets Securities B                9/21/98   -7.53%    -8.11%    3.19%    -1.68%    -6.92%     4.40%
Franklin - Templeton Foreign Securities B                    9/21/98  -25.60%    -4.72%   -3.95%   -19.82%    -3.64%    -2.55%
Franklin - Templeton Global Income Securities B               3/1/99   13.37%     2.79%    3.08%    19.29%     3.73%     4.62%
Franklin - Templeton Growth Securities B                      3/3/99  -25.53%    -0.89%   -1.96%   -19.74%     0.10%    -0.30%
Goldman Sachs - Goldman Sachs Growth & Income Fnd            3/31/98  -18.51%       N/A   -9.60%   -12.70%       N/A    -8.08%
Goldman Sachs - Goldman Sachs Int'l Equity Fund              3/31/98  -25.38%       N/A   -8.86%   -19.59%       N/A    -7.38%
INVESCO - INVESCO VIF-Dynamics Fund                         11/19/99  -38.68%    -6.01%  -23.85%   -32.95%    -4.91%   -20.93%
INVESCO - INVESCO VIF-High Yield Fund                       11/19/99   -8.65%    -6.47%  -12.50%    -2.81%    -5.34%   -10.16%
Keyport - Liberty Newport Tiger Fund                        12/31/97  -24.03%    -4.72%   -4.71%   -18.24%    -3.64%    -3.64%
Met Investors - J.P. Morgan Enhanced Index Portfolio B       5/16/96  -32.03%    -4.49%    2.49%   -26.27%    -3.43%     3.16%
Met Investors - J.P. Morgan International Equity B           5/14/96  -23.59%    -6.80%   -3.26%   -17.80%    -5.67%    -2.50%
Met Investors - J.P. Morgan Quality Bond B                   5/20/96    1.05%     3.93%    4.65%     6.92%     4.85%     5.32%
Met Investors - J.P. Morgan Select Equity B                  5/15/96  -32.72%    -5.33%    0.86%   -26.97%    -4.24%     1.55%
Met Investors - J.P. Morgan Small Cap Stock B                5/15/96  -28.18%    -5.19%   -0.72%   -22.41%    -4.10%     0.00%
Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -34.70%       N/A  -26.34%   -28.95%       N/A   -22.18%
Met Investors - Lord Abbett Bond Debenture B                 5/20/96   -7.95%    -0.06%    3.63%    -2.10%     0.93%     4.30%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 2 (continued)                                                       portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Lord Abbett Developing Growth B              11/7/97  -35.97%    -8.25%    -8.58%   -30.23%    -7.08%    -7.39%
Met Investors - Lord Abbett Growth & Income B                7/20/95  -25.16%     0.34%     6.65%   -19.38%     1.30%     7.09%
Met Investors - Lord Abbett Growth Opportunities B           3/20/01  -31.34%       N/A   -16.67%   -25.58%       N/A   -12.82%
Met Investors - Lord Abbett Mid-Cap Value B                  11/7/97  -16.79%     7.15%     7.78%   -10.98%     8.02%     8.64%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -27.80%       N/A   -18.63%   -22.03%       N/A   -14.72%
Met Investors - MFS Research International Portfolio B       3/20/01  -18.96%       N/A   -14.45%   -13.16%       N/A   -10.65%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.00%       N/A    -7.85%   -12.19%       N/A    -2.88%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.37%       N/A   -17.82%   -28.62%       N/A   -12.76%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.13%       N/A   -14.78%   -19.35%       N/A    -9.76%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.05%       N/A       N/A   -17.76%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -31.65%       N/A   -20.86%   -25.90%       N/A   -16.88%
Met Investors - PIMCO Innovation Portfolio B                 3/20/01  -57.16%       N/A   -44.77%   -51.49%       N/A   -39.77%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -6.31%       N/A    -3.17%    -0.46%       N/A     0.36%
Met Investors - PIMCO Total Return Portfolio B               3/20/01    1.74%       N/A     2.96%     7.61%       N/A     6.37%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/20/01  -50.59%       N/A   -33.28%   -44.90%       N/A   -28.86%
MetLife - MetLife Stock Index B                              10/9/01  -29.48%    -3.93%   -19.37%   -23.71%    -2.88%   -14.30%
MFS - MFS Emerging Growth Series B                          12/31/97  -40.60%    -6.09%    -6.09%   -34.87%    -5.00%    -5.00%
MFS - MFS High Income Series B                              12/31/97   -5.10%    -1.92%    -1.92%     0.75%    -0.89%    -0.89%
MFS - MFS Investors Trust Series B                          12/31/97  -28.14%    -5.54%    -5.54%   -22.37%    -4.45%    -4.44%
MFS - MFS New Discovery Series B                              9/1/00  -38.59%       N/A   -27.19%   -32.85%       N/A   -23.33%
MFS - MFS Research Series B                                 12/31/97  -31.64%    -5.53%    -5.53%   -25.88%    -4.44%    -4.44%
MFS - MFS Strategic Income Series B                         12/31/97    0.65%     1.89%     1.89%     6.53%     2.85%     2.84%
PIMCO - PIMCO High Yield Portfolio                          11/19/99   -8.55%       N/A    -3.18%    -2.71%       N/A    -1.18%
PIMCO - PIMCO Low Duration Portfolio                        11/19/99   -0.46%       N/A     3.54%     5.41%       N/A     5.35%
PIMCO - PIMCO Total Return Portfolio                        11/19/99    1.53%     4.10%     5.07%     7.40%     5.02%     6.85%
PIMCO - StockPLUS Growth & Income Portfolio                 11/19/99  -27.22%    -2.61%   -16.33%   -21.45%    -1.59%   -13.82%
Putnam - Putnam VT Growth & Income B                        12/31/97  -26.01%    -3.44%    -3.44%   -20.24%    -2.39%    -2.39%
Putnam - Putnam VT Int Growth B                             12/31/97  -24.72%    -0.24%    -0.24%   -18.94%     0.73%     0.73%
Putnam - Putnam VT Int New Opp B                            12/31/97  -20.76%    -5.00%    -5.00%   -14.96%    -3.93%    -3.93%
Putnam - Putnam VT New Value Class B                        12/31/97  -22.69%     0.01%     0.01%   -16.90%     0.99%     0.99%
Putnam - Putnam VT Vista Class B Shares                     12/31/97  -37.41%    -6.79%    -6.78%   -31.67%    -5.67%    -5.67%
Scudder I - International Portfolio B                       11/19/99  -25.65%    -6.92%   -23.47%   -19.87%    -5.80%   -20.56%
Scudder II - Government Securities Portfolio                12/31/97    0.52%     4.23%     4.22%     6.39%     5.14%     5.14%
Scudder II - Scudder II SVS Dreman Small Cap Value          12/31/97  -18.52%    -2.53%    -2.53%   -12.72%    -1.49%    -1.49%
Scudder II - Small Cap Growth Portfolio                     12/31/97  -40.22%    -9.83%    -9.83%   -34.49%    -8.62%    -8.62%
Zenith - Davis Venture Value E                                4/2/01  -23.62%    -0.89%   -14.75%   -17.84%     0.09%   -10.89%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.28%     3.06%    -0.63%   -10.47%     3.99%     2.90%
Zenith - Zenith Capital Guardian US Equity B                  5/1/02      N/A       N/A   -29.20%       N/A       N/A   -21.92%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.07%       N/A       N/A   -23.80%
Zenith - Zenith MFS Investors Trust B                         5/1/02  -27.33%       N/A   -24.52%   -21.56%       N/A   -17.22%
Zenith - Zenith MFS Total Return B                            5/1/02  -12.79%     0.38%   -16.17%    -6.97%     1.35%    -8.86%
MetLife - MetLife MFS Research B                             4/30/99  -31.32%       N/A   -13.43%   -25.44%       N/A   -11.12%
MetLife - MetLife Putnam Int. Stock B                         5/1/91  -24.84%    -6.39%    -1.44%   -18.94%    -5.14%    -0.86%
MetLife - MetLife/Putnam Voyager Portfolio B                  5/1/02      N/A       N/A   -26.89%       N/A       N/A   -19.52%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 3                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
AIM - Aim Capital Appreciation                              12/31/97  -31.36%    -6.46%   -6.46%   -25.60%    -5.35%    -5.35%
AIM - Aim Capital Appreciation B                            12/31/97  -31.50%    -6.52%   -6.52%   -25.74%    -5.41%    -5.40%
AIM - Aim International Growth Fund                         12/31/97  -22.85%    -7.77%   -7.76%   -17.06%    -6.61%    -6.61%
AIM - Aim International Growth Fund B                       12/31/97  -23.10%    -7.83%   -7.83%   -17.31%    -6.68%    -6.67%
AIM - Aim Premier Equity                                    12/31/97  -37.14%    -6.89%   -6.89%   -31.40%    -5.77%    -5.77%
AIM - AIM Premier Equity Fund B                             12/31/97  -37.34%    -6.95%   -6.95%   -31.60%    -5.83%    -5.83%
Alliance - AllianceBernstein Real Estate Inv Portfolio B     4/24/01   -5.22%       N/A    4.05%     0.63%       N/A     7.62%
Alliance - AllianceBernstein Small Cap B                      5/1/01  -13.73%       N/A   -2.52%    -7.91%       N/A     1.20%
Alliance - AllianceBernstein Value B                          5/1/01  -20.18%       N/A  -13.05%   -14.38%       N/A    -9.10%
Alliance - Premier Growth Portfolio B                        4/10/01  -37.71%       N/A  -26.39%   -31.98%       N/A   -22.17%
American Century - VP Income & Growth Fund                  11/19/99  -26.47%    -2.88%  -15.44%   -20.69%    -1.86%   -12.97%
American Century - VP International Fund                    11/19/99  -27.45%    -4.45%  -19.75%   -21.68%    -3.39%   -17.06%
American Century - VP Value Fund                            11/19/99  -19.85%     1.23%    0.04%   -14.05%     2.19%     1.94%
Dreyfus - Dreyfus VIF-Appreciation Portfolio B              11/19/99  -24.04%    -1.04%  -12.40%   -18.25%    -0.06%   -10.08%
Dreyfus - Dreyfus VIF-Disciplined Stock Port. B             11/19/99  -29.76%    -4.49%  -17.92%   -23.99%    -3.43%   -15.33%
Dreyfus - Dreyfus VIP-Stock Index Fund B                    11/19/99  -29.58%    -3.66%  -17.48%   -23.82%    -2.62%   -14.92%
Fidelity - Fidelity Equity-Income Fund B                     2/17/98  -24.29%    -2.54%   -3.56%   -18.51%    -1.51%    -2.28%
Fidelity - Fidelity Growth Fund B                            2/17/98  -37.18%    -3.22%   -4.58%   -31.44%    -2.20%    -3.29%
Fidelity - Fidelity High Income Fund B                       4/26/01   -4.25%    -8.97%   -8.95%     1.61%    -7.75%    -5.12%
Franklin - Franklin Mutual Shares B                          9/21/98  -19.06%     1.32%    4.40%   -13.26%     2.28%     5.60%
Franklin - Franklin Small Cap B                               3/1/99  -35.60%    -2.62%   -1.92%   -29.85%    -1.61%    -0.28%
Franklin - Large Cap Growth Securities B                      3/1/99  -30.21%    -0.13%   -4.83%   -24.45%     0.84%    -3.08%
Franklin - Templeton Dev Markets Securities B                9/21/98   -7.63%    -8.21%    3.08%    -1.78%    -7.02%     4.29%
Franklin - Templeton Foreign Securities B                    9/21/98  -25.68%    -4.81%   -4.05%   -19.90%    -3.74%    -2.65%
Franklin - Templeton Global Income Securities B               3/1/99   13.25%     2.68%    2.98%    19.17%     3.63%     4.51%
Franklin - Templeton Growth Securities B                      3/3/99  -25.60%    -0.99%   -2.07%   -19.82%     0.00%    -0.40%
Goldman Sachs - Goldman Sachs Growth & Income Fnd            3/31/98  -18.60%       N/A   -9.70%   -12.79%       N/A    -8.17%
Goldman Sachs - Goldman Sachs Int'l Equity Fund              3/31/98  -25.46%       N/A   -8.96%   -19.67%       N/A    -7.47%
INVESCO - INVESCO VIF-Dynamics Fund                         11/19/99  -38.75%    -6.11%  -23.94%   -33.02%    -5.01%   -21.01%
INVESCO - INVESCO VIF-High Yield Fund                       11/19/99   -8.75%    -6.57%  -12.60%    -2.91%    -5.44%   -10.25%
Keyport - Liberty Newport Tiger Fund                        12/31/97  -24.11%    -4.82%   -4.81%   -18.33%    -3.74%    -3.74%
Met Investors - J.P. Morgan Enhanced Index Portfolio B       5/16/96  -32.10%    -4.59%    2.39%   -26.34%    -3.52%     3.05%
Met Investors - J.P. Morgan International Equity B           5/14/96  -23.67%    -6.90%   -3.36%   -17.88%    -5.77%    -2.60%
Met Investors - J.P. Morgan Quality Bond B                   5/20/96    0.94%     3.83%    4.54%     6.82%     4.75%     5.22%
Met Investors - J.P. Morgan Select Equity B                  5/15/96  -32.80%    -5.43%    0.76%   -27.04%    -4.34%     1.45%
Met Investors - J.P. Morgan Small Cap Stock B                5/15/96  -28.25%    -5.29%   -0.82%   -22.48%    -4.20%    -0.10%
Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -34.77%       N/A  -26.42%   -29.02%       N/A   -22.26%
Met Investors - Lord Abbett Bond Debenture B                 5/20/96   -8.04%    -0.16%    3.52%    -2.20%     0.83%     4.19%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 3 (continued)                                                       portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Lord Abbett Developing Growth B              11/7/97  -36.04%    -8.34%    -8.68%   -30.30%    -7.17%    -7.48%
Met Investors - Lord Abbett Growth & Income B                7/20/95  -25.24%     0.24%     6.54%   -19.46%     1.20%     6.99%
Met Investors - Lord Abbett Growth Opportunities B           3/20/01  -31.41%       N/A   -16.76%   -25.65%       N/A   -12.91%
Met Investors - Lord Abbett Mid-Cap Value B                  11/7/97  -16.88%     7.04%     7.67%   -11.06%     7.91%     8.53%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -27.88%       N/A   -18.72%   -22.11%       N/A   -14.81%
Met Investors - MFS Research International Portfolio B       3/20/01  -19.05%       N/A   -14.54%   -13.25%       N/A   -10.74%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.08%       N/A    -7.95%   -12.28%       N/A    -2.97%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.44%       N/A   -17.91%   -28.69%       N/A   -12.85%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.22%       N/A   -14.87%   -19.43%       N/A    -9.85%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.11%       N/A       N/A   -17.81%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -31.73%       N/A   -20.94%   -25.97%       N/A   -16.96%
Met Investors - PIMCO Innovation Portfolio B                 3/20/01  -57.21%       N/A   -44.84%   -51.54%       N/A   -39.83%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -6.41%       N/A    -3.27%    -0.56%       N/A     0.26%
Met Investors - PIMCO Total Return Portfolio B               3/20/01    1.63%       N/A     2.85%     7.51%       N/A     6.26%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/20/01  -50.65%       N/A   -33.36%   -44.96%       N/A   -28.93%
MetLife - MetLife Stock Index B                              10/9/01  -29.55%    -4.03%   -19.46%   -23.79%    -2.98%   -14.39%
MFS - MFS Emerging Growth Series B                          12/31/97  -40.67%    -6.19%    -6.18%   -34.94%    -5.09%    -5.09%
MFS - MFS High Income Series B                              12/31/97   -5.20%    -2.02%    -2.02%     0.65%    -0.99%    -0.99%
MFS - MFS Investors Trust Series B                          12/31/97  -28.22%    -5.64%    -5.63%   -22.45%    -4.54%    -4.54%
MFS - MFS New Discovery Series B                              9/1/00  -38.65%       N/A   -27.27%   -32.92%       N/A   -23.41%
MFS - MFS Research Series B                                 12/31/97  -31.71%    -5.63%    -5.62%   -25.95%    -4.54%    -4.54%
MFS - MFS Strategic Income Series B                         12/31/97    0.55%     1.79%     1.79%     6.42%     2.74%     2.74%
PIMCO - PIMCO High Yield Portfolio                          11/19/99   -8.65%       N/A    -3.28%    -2.81%       N/A    -1.28%
PIMCO - PIMCO Low Duration Portfolio                        11/19/99   -0.56%       N/A     3.43%     5.31%       N/A     5.25%
PIMCO - PIMCO Total Return Portfolio                        11/19/99    1.42%     3.99%     4.96%     7.30%     4.91%     6.74%
PIMCO - StockPLUS Growth & Income Portfolio                 11/19/99  -27.30%    -2.71%   -16.42%   -21.53%    -1.69%   -13.91%
Putnam - Putnam VT Growth & Income B                        12/31/97  -26.09%    -3.54%    -3.54%   -20.31%    -2.49%    -2.49%
Putnam - Putnam VT Int Growth B                             12/31/97  -24.80%    -0.34%    -0.34%   -19.02%     0.63%     0.63%
Putnam - Putnam VT Int New Opp B                            12/31/97  -20.84%    -5.10%    -5.10%   -15.05%    -4.03%    -4.02%
Putnam - Putnam VT New Value Class B                        12/31/97  -22.78%    -0.09%    -0.09%   -16.99%     0.89%     0.89%
Putnam - Putnam VT Vista Class B Shares                     12/31/97  -37.48%    -6.88%    -6.88%   -31.74%    -5.76%    -5.76%
Scudder I - International Portfolio B                       11/19/99  -25.73%    -7.02%   -23.55%   -19.95%    -5.89%   -20.64%
Scudder II - Government Securities Portfolio                12/31/97    0.41%     4.12%     4.12%     6.28%     5.04%     5.03%
Scudder II - Scudder II SVS Dreman Small Cap Value          12/31/97  -18.61%    -2.63%    -2.63%   -12.80%    -1.59%    -1.58%
Scudder II - Small Cap Growth Portfolio                     12/31/97  -40.28%    -9.93%    -9.92%   -34.56%    -8.71%    -8.71%
Zenith - Davis Venture Value E                                4/2/01  -23.70%    -1.00%   -14.84%   -17.92%    -0.01%   -10.98%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.37%     2.95%    -0.74%   -10.56%     3.89%     2.80%
Zenith - Zenith Capital Guardian US Equity B                  5/1/02      N/A       N/A   -29.25%       N/A       N/A   -21.97%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.13%       N/A       N/A   -23.85%
Zenith - Zenith MFS Investors Trust B                         5/1/02  -27.41%       N/A   -24.57%   -21.63%       N/A   -17.28%
Zenith - Zenith MFS Total Return B                            5/1/02  -12.89%     0.28%   -16.23%    -7.06%     1.25%    -8.92%
MetLife - MetLife MFS Research B                             4/30/99  -31.39%       N/A   -13.53%   -25.52%       N/A   -11.21%
MetLife - MetLife Putnam Int. Stock B                         5/1/91  -24.92%    -6.49%    -1.54%   -19.02%    -5.23%    -0.95%
MetLife - MetLife/Putnam Voyager Portfolio B                  5/1/02      N/A       N/A   -26.94%       N/A       N/A   -19.57%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 4                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
AIM - Aim Capital Appreciation                              12/31/97  -31.47%    -6.61%   -6.61%   -25.71%    -5.49%    -5.49%
AIM - Aim Capital Appreciation B                            12/31/97  -31.61%    -6.67%   -6.66%   -25.85%    -5.55%    -5.54%
AIM - Aim International Growth Fund                         12/31/97  -22.97%    -7.91%   -7.91%   -17.18%    -6.75%    -6.75%
AIM - Aim International Growth Fund B                       12/31/97  -23.22%    -7.98%   -7.97%   -17.43%    -6.82%    -6.81%
AIM - Aim Premier Equity                                    12/31/97  -37.24%    -7.04%   -7.03%   -31.51%    -5.91%    -5.91%
AIM - AIM Premier Equity Fund B                             12/31/97  -37.44%    -7.10%   -7.10%   -31.70%    -5.97%    -5.97%
Alliance - AllianceBernstein Real Estate Inv Portfolio B     4/24/01   -5.37%       N/A    3.89%     0.48%       N/A     7.46%
Alliance - AllianceBernstein Small Cap B                      5/1/01  -13.87%       N/A   -2.67%    -8.04%       N/A     1.05%
Alliance - AllianceBernstein Value B                          5/1/01  -20.30%       N/A  -13.19%   -14.51%       N/A    -9.24%
Alliance - Premier Growth Portfolio B                        4/10/01  -37.81%       N/A  -26.51%   -32.08%       N/A   -22.28%
American Century - VP Income & Growth Fund                  11/19/99  -26.59%    -3.03%  -15.57%   -20.81%    -2.00%   -13.10%
American Century - VP International Fund                    11/19/99  -27.57%    -4.60%  -19.88%   -21.79%    -3.54%   -17.19%
American Century - VP Value Fund                            11/19/99  -19.98%     1.08%   -0.12%   -14.18%     2.04%     1.78%
Dreyfus - Dreyfus VIF-Appreciation Portfolio B              11/19/99  -24.16%    -1.20%  -12.54%   -18.38%    -0.21%   -10.21%
Dreyfus - Dreyfus VIF-Disciplined Stock Port. B             11/19/99  -29.87%    -4.64%  -18.05%   -24.10%    -3.58%   -15.46%
Dreyfus - Dreyfus VIP-Stock Index Fund B                    11/19/99  -29.70%    -3.81%  -17.62%   -23.93%    -2.77%   -15.05%
Fidelity - Fidelity Equity-Income Fund B                     2/17/98  -24.42%    -2.69%   -3.71%   -18.63%    -1.66%    -2.43%
Fidelity - Fidelity Growth Fund B                            2/17/98  -37.28%    -3.37%   -4.73%   -31.54%    -2.34%    -3.44%
Fidelity - Fidelity High Income Fund B                       4/26/01   -4.40%    -9.11%   -9.10%     1.46%    -7.89%    -5.26%
Franklin - Franklin Mutual Shares B                          9/21/98  -19.19%     1.16%    4.24%   -13.39%     2.12%     5.44%
Franklin - Franklin Small Cap B                               3/1/99  -35.70%    -2.77%   -2.08%   -29.96%    -1.75%    -0.43%
Franklin - Large Cap Growth Securities B                      3/1/99  -30.33%    -0.28%   -4.98%   -24.56%     0.69%    -3.22%
Franklin - Templeton Dev Markets Securities B                9/21/98   -7.77%    -8.35%    2.92%    -1.93%    -7.16%     4.14%
Franklin - Templeton Foreign Securities B                    9/21/98  -25.80%    -4.96%   -4.20%   -20.02%    -3.88%    -2.79%
Franklin - Templeton Global Income Securities B               3/1/99   13.07%     2.53%    2.82%    18.99%     3.47%     4.36%
Franklin - Templeton Growth Securities B                      3/3/99  -25.73%    -1.14%   -2.22%   -19.95%    -0.15%    -0.55%
Goldman Sachs - Goldman Sachs Growth & Income Fnd            3/31/98  -18.73%       N/A   -9.84%   -12.92%       N/A    -8.31%
Goldman Sachs - Goldman Sachs Int'l Equity Fund              3/31/98  -25.58%       N/A   -9.10%   -19.80%       N/A    -7.61%
INVESCO - INVESCO VIF-Dynamics Fund                         11/19/99  -38.85%    -6.25%  -24.06%   -33.12%    -5.15%   -21.12%
INVESCO - INVESCO VIF-High Yield Fund                       11/19/99   -8.90%    -6.72%  -12.74%    -3.06%    -5.58%   -10.39%
Keyport - Liberty Newport Tiger Fund                        12/31/97  -24.23%    -4.96%   -4.96%   -18.45%    -3.88%    -3.88%
Met Investors - J.P. Morgan Enhanced Index Portfolio B       5/16/96  -32.21%    -4.73%    2.23%   -26.46%    -3.67%     2.90%
Met Investors - J.P. Morgan International Equity B           5/14/96  -23.79%    -7.05%   -3.51%   -18.00%    -5.91%    -2.75%
Met Investors - J.P. Morgan Quality Bond B                   5/20/96    0.78%     3.67%    4.38%     6.66%     4.59%     5.06%
Met Investors - J.P. Morgan Select Equity B                  5/15/96  -32.91%    -5.58%    0.60%   -27.15%    -4.48%     1.30%
Met Investors - J.P. Morgan Small Cap Stock B                5/15/96  -28.37%    -5.44%   -0.98%   -22.60%    -4.34%    -0.25%
Met Investors - Janus Aggressive Growth Portfolio B          3/20/01  -34.87%       N/A  -26.54%   -29.12%       N/A   -22.38%
Met Investors - Lord Abbett Bond Debenture B                 5/20/96   -8.19%    -0.31%    3.36%    -2.35%     0.68%     4.04%
Met Investors - Lord Abbett Developing Growth B              11/7/97  -36.15%    -8.49%   -8.82%   -30.40%    -7.31%    -7.62%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)             Accumulation Unit Performance   Accumulation Unit Performance
SEVEN YEAR VA                                                                  Column A                        Column B
AS OF 12/31/02                                                       (Reflects all charges and    (reflects separate account product
CHART 4 (continued)                                                       portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                          ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                             SINCE                          SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Lord Abbett Growth & Income B                7/20/95  -25.36%     0.08%     6.38%   -19.58%     1.05%     6.83%
Met Investors - Lord Abbett Growth Opportunities B           3/20/01  -31.52%       N/A   -16.90%   -25.76%       N/A   -13.04%
Met Investors - Lord Abbett Mid-Cap Value B                  11/7/97  -17.01%     6.87%     7.51%   -11.20%     7.75%     8.37%
Met Investors - Met Putnam Research Portfolio B              3/20/01  -28.00%       N/A   -18.85%   -22.23%       N/A   -14.94%
Met Investors - MFS Research International Portfolio B       3/20/01  -19.18%       N/A   -14.68%   -13.38%       N/A   -10.87%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -18.22%       N/A    -8.09%   -12.41%       N/A    -3.12%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.55%       N/A   -18.04%   -28.80%       N/A   -12.98%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -25.34%       N/A   -15.01%   -19.55%       N/A    -9.98%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A       N/A   -25.19%       N/A       N/A   -17.90%
Met Investors - Oppenheimer Capital Appreciation B           3/20/01  -31.84%       N/A   -21.07%   -26.08%       N/A   -17.09%
Met Investors - PIMCO Innovation Portfolio B                 3/20/01  -57.28%       N/A   -44.93%   -51.61%       N/A   -39.92%
Met Investors - PIMCO Money Market Portfolio B               3/20/01   -6.55%       N/A    -3.43%    -0.71%       N/A     0.11%
Met Investors - PIMCO Total Return Portfolio B               3/20/01    1.47%       N/A     2.69%     7.34%       N/A     6.11%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B      3/20/01  -50.73%       N/A   -33.47%   -45.04%       N/A   -29.03%
MetLife - MetLife Stock Index B                              10/9/01  -29.67%    -4.18%   -19.59%   -23.90%    -3.13%   -14.51%
MFS - MFS Emerging Growth Series B                          12/31/97  -40.76%    -6.33%    -6.33%   -35.04%    -5.24%    -5.23%
MFS - MFS High Income Series B                              12/31/97   -5.35%    -2.17%    -2.17%     0.50%    -1.14%    -1.14%
MFS - MFS Investors Trust Series B                          12/31/97  -28.33%    -5.78%    -5.78%   -22.56%    -4.68%    -4.68%
MFS - MFS New Discovery Series B                              9/1/00  -38.75%       N/A   -27.40%   -33.02%       N/A   -23.53%
MFS - MFS Research Series B                                 12/31/97  -31.82%    -5.78%    -5.77%   -26.07%    -4.68%    -4.68%
MFS - MFS Strategic Income Series B                         12/31/97    0.39%     1.63%     1.63%     6.26%     2.59%     2.59%
PIMCO - PIMCO High Yield Portfolio                          11/19/99   -8.79%       N/A    -3.44%    -2.95%       N/A    -1.43%
PIMCO - PIMCO Low Duration Portfolio                        11/19/99   -0.72%       N/A     3.27%     5.15%       N/A     5.09%
PIMCO - PIMCO Total Return Portfolio                        11/19/99    1.26%     3.83%     4.80%     7.14%     4.75%     6.58%
PIMCO - StockPLUS Growth & Income Portfolio                 11/19/99  -27.42%    -2.86%   -16.56%   -21.65%    -1.84%   -14.04%
Putnam - Putnam VT Growth & Income B                        12/31/97  -26.21%    -3.69%    -3.69%   -20.43%    -2.64%    -2.64%
Putnam - Putnam VT Int Growth B                             12/31/97  -24.92%    -0.49%    -0.49%   -19.14%     0.48%     0.48%
Putnam - Putnam VT Int New Opp B                            12/31/97  -20.97%    -5.25%    -5.25%   -15.17%    -4.17%    -4.17%
Putnam - Putnam VT New Value Class B                        12/31/97  -22.90%    -0.25%    -0.25%   -17.11%     0.74%     0.74%
Putnam - Putnam VT Vista Class B Shares                     12/31/97  -37.58%    -7.03%    -7.03%   -31.84%    -5.91%    -5.90%
Scudder I - International Portfolio B                       11/19/99  -25.85%    -7.16%   -23.68%   -20.07%    -6.03%   -20.75%
Scudder II - Government Securities Portfolio                12/31/97    0.25%     3.96%     3.96%     6.12%     4.88%     4.88%
Scudder II - Scudder II SVS Dreman Small Cap Value          12/31/97  -18.74%    -2.78%    -2.78%   -12.93%    -1.73%    -1.73%
Scudder II - Small Cap Growth Portfolio                     12/31/97  -40.38%   -10.07%   -10.06%   -34.65%    -8.85%    -8.84%
Zenith - Davis Venture Value E                                4/2/01  -23.83%    -1.15%   -14.98%   -18.04%    -0.16%   -11.12%
Zenith - Harris Oakmark Focused Value Series B                4/2/01  -16.50%     2.79%    -0.90%   -10.69%     3.73%     2.64%
Zenith - Zenith Capital Guardian US Equity B                  5/1/02      N/A       N/A   -29.33%       N/A       N/A   -22.05%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A       N/A   -31.20%       N/A       N/A   -23.92%
Zenith - Zenith MFS Investors Trust B                         5/1/02  -27.53%       N/A   -24.65%   -21.75%       N/A   -17.36%
Zenith - Zenith MFS Total Return B                            5/1/02  -13.02%     0.12%   -16.32%    -7.20%     1.10%    -9.01%
MetLife - MetLife MFS Research B                             4/30/99  -31.50%       N/A   -13.67%   -25.63%       N/A   -11.35%
MetLife - MetLife Putnam Int. Stock B                         5/1/91  -25.05%    -6.64%    -1.69%   -19.14%    -5.37%    -1.10%
MetLife - MetLife/Putnam Voyager Portfolio B                  5/1/02      N/A       N/A   -27.02%       N/A       N/A   -19.65%

                      PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are new and therefore have limited performance history. However, certain investment portfolios have been in existence for some time and have an investment history. To show how the historical performance of the investment portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are two sets of charts below. Each chart presents performance information based upon which riders you can select.

The first set of 6 charts:

Chart 1 is for contracts with the standard Principal Protection death benefit.

Chart 2 is for contracts with the standard Annual Step-Up death benefit.

Chart 3 is for contracts with the Principal Protection death benefit and the Additional Death Benefit - Earnings Preservation Benefit

Chart 4 is for contracts with the Compounded-Plus death benefit.

Chart 5 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 6 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

The second set of 4 charts:

Chart 1 is for contracts with the optional Annual Step-Up death benefit.

Chart 2 is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit

o The performance figures in Column A reflect the fees and expenses paid by each portfolio based on the Class of shares for investment.

o Column B presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge, the account fee and the GMIB rider charges, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 1                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01     -27.83%  N/A     -28.31%   -34.62%      N/A   -33.77%  -28.77%    N/A   -29.28%
Met Investors - Lord Abbett Bond Deben    5/1/96      -0.57%  N/A       0.33%    -7.70%     0.20%    3.94%   -1.86%   1.18%    4.60%
Met Investors - Lord Abbett Growth & I  12/11/89     -18.12%  N/A      -7.17%   -24.96%     0.60%    9.09%  -19.18%   1.56%    9.53%
Met Investors - Met Putnam Research Po   2/12/01     -20.81%  N/A     -20.64%   -27.61%      N/A   -25.75%  -21.84%    N/A   -21.70%
Met Investors - MFS Research Internati   2/12/01     -11.80%  N/A     -14.25%   -18.75%      N/A   -19.19%  -12.94%    N/A   -15.38%
Met Investors - MIST AIM Mid Cap Core    10/9/01     -10.82%  N/A      -1.35%   -17.78%      N/A    -7.60%  -11.97%    N/A    -2.63%
Met Investors - MIST AIM Small Cap Gro   10/9/01     -27.50%  N/A     -11.37%   -34.19%      N/A   -17.60%  -28.44%    N/A   -12.54%
Met Investors - MIST Harris Oakmark In   10/9/01     -18.09%  N/A      -8.33%   -24.93%      N/A   -14.55%  -19.15%    N/A    -9.53%
Met Investors - MIST Third Ave Small C    5/1/02         N/A  N/A     -16.90%       N/A      N/A   -24.91%      N/A    N/A   -17.62%
Met Investors - Oppenheimer Capital Ap   2/12/01     -24.73%  N/A     -20.74%   -31.47%      N/A   -25.84%  -25.71%    N/A   -21.80%
Met Investors - PIMCO Innovation Portf   2/12/01     -50.73%  N/A     -46.83%   -57.04%      N/A   -53.24%  -51.37%    N/A   -47.57%
Met Investors - PIMCO Money Market Por   2/12/01       1.09%  N/A       2.07%    -6.06%      N/A    -2.61%   -0.21%    N/A     0.75%
Met Investors - PIMCO Total Return Por   2/12/01       9.29%  N/A       8.49%     2.01%      N/A     3.87%    7.88%    N/A     7.09%
Met Investors - T Rowe Price Mid Cap G   2/12/01     -44.04%  N/A     -33.25%   -50.45%      N/A   -38.81%  -44.76%    N/A   -34.16%
MetLife - MetLife Stock Index B           5/1/90     -22.52%  N/A     -16.44%   -29.29%    -3.68%    7.76%  -23.52%  -2.64%    8.19%
Zenith - Davis Venture Value E          10/31/94     -16.55%  N/A     -14.94%   -23.42%    -0.64%    9.65%  -17.63%   0.35%   10.09%
Zenith - Harris Oakmark Focused Value    4/30/93      -9.06%  N/A       2.70%   -16.06%     3.32%    8.82%  -10.24%   4.25%    9.27%
Zenith - Zenith Jennison Growth Portfo    5/1/02         N/A  N/A     -23.00%       N/A      N/A   -30.95%      N/A    N/A   -23.67%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 2                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01    -27.83%   N/A    -28.31%    -34.77%      N/A   -33.92%  -28.91%    N/A   -29.42%
Met Investors - Lord Abbett Bond Deben    5/1/96     -0.57%   N/A      0.33%     -8.04%    -0.16%    3.57%   -2.05%   0.98%    4.40%
Met Investors - Lord Abbett Growth & I  12/11/89    -18.12%   N/A     -7.17%    -25.24%     0.24%    8.71%  -19.34%   1.36%    9.31%
Met Investors - Met Putnam Research Po   2/12/01    -20.81%   N/A    -20.64%    -27.88%      N/A   -26.03%  -21.99%    N/A   -21.86%
Met Investors - MFS Research Internati   2/12/01    -11.80%   N/A    -14.25%    -19.05%      N/A   -19.50%  -13.12%    N/A   -15.55%
Met Investors - MIST AIM Mid Cap Core    10/9/01    -10.82%   N/A     -1.35%    -18.08%      N/A    -7.95%  -12.15%    N/A    -2.83%
Met Investors - MIST AIM Small Cap Gro   10/9/01    -27.50%   N/A    -11.37%    -34.44%      N/A   -17.91%  -28.58%    N/A   -12.72%
Met Investors - MIST Harris Oakmark In   10/9/01    -18.09%   N/A     -8.33%    -25.22%      N/A   -14.87%  -19.31%    N/A    -9.71%
Met Investors - MIST Third Ave Small C    5/1/02        N/A   N/A    -16.90%        N/A      N/A   -25.11%      N/A    N/A   -17.73%
Met Investors - Oppenheimer Capital Ap   2/12/01    -24.73%   N/A    -20.74%    -31.73%      N/A   -26.13%  -25.86%    N/A   -21.95%
Met Investors - PIMCO Innovation Portf   2/12/01    -50.73%   N/A    -46.83%    -57.21%      N/A   -53.44%  -51.47%    N/A   -47.68%
Met Investors - PIMCO Money Market Por   2/12/01      1.09%   N/A      2.07%     -6.41%      N/A    -2.98%   -0.41%    N/A     0.53%
Met Investors - PIMCO Total Return Por   2/12/01      9.29%   N/A      8.49%      1.63%      N/A     3.49%    7.67%    N/A     6.88%
Met Investors - T Rowe Price Mid Cap G   2/12/01    -44.04%   N/A    -33.25%    -50.65%      N/A   -39.05%  -44.87%    N/A   -34.29%
MetLife - MetLife Stock Index B           5/1/90    -22.52%   N/A    -16.44%    -29.55%    -3.97%    7.48%  -23.67%  -2.77%    8.08%
Zenith - Davis Venture Value E          10/31/94    -16.55%   N/A    -14.94%    -23.71%    -1.00%    9.26%  -17.79%   0.14%    9.87%
Zenith - Harris Oakmark Focused Value    4/30/93     -9.06%   N/A      2.70%    -16.37%     2.95%    8.44%  -10.42%   4.04%    9.05%
Zenith - Zenith Jennison Growth Portfo    5/1/02        N/A   N/A    -23.00%        N/A      N/A   -31.12%      N/A    N/A   -23.77%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 3                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                       PORTFOLIO                   10 YRS OR                    10 YRS OR                  10 YRS OR
                                       INCEPTION                     SINCE                        SINCE                      SINCE
                PORTFOLIO                 DATE     1 YEAR   5 YEAR  INCEPTION   1 YEAR   5 YEAR  INCEPTION  1 YEAR  5 YEAR INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%     N/A   -28.31%    -34.70%     N/A  -33.85%   -28.95%     N/A   -29.45%
Met Investors - Lord Abbett Bond Deben    5/1/96     -.57%     N/A      .33%     -7.95%  -0.06%    3.67%    -2.10%   0.93%     4.34%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%     N/A    -7.17%    -25.16%   0.34%    8.82%   -19.38%   1.30%     9.26%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%     N/A   -20.64%    -27.80%     N/A  -25.95%   -22.03%     N/A   -21.90%
Met Investors - MFS Research Internati   2/12/01   -11.80%     N/A   -14.25%    -18.96%     N/A  -19.41%   -13.16%     N/A   -15.59%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%     N/A    -1.35%    -18.00%     N/A   -7.85%   -12.19%     N/A    -2.88%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%     N/A   -11.37%    -34.37%     N/A  -17.82%   -28.62%     N/A   -12.76%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%     N/A    -8.33%    -25.13%     N/A  -14.78%   -19.35%     N/A    -9.76%
Met Investors - MIST Third Ave Small C    5/1/02       N/A     N/A   -16.90%       N/A      N/A  -25.05%       N/A     N/A   -17.76%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%     N/A   -20.74%    -31.65%     N/A  -26.05%   -25.90%     N/A   -21.99%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%     N/A   -46.83%    -57.16%     N/A  -53.38%   -51.49%     N/A   -47.70%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%     N/A     2.07%     -6.31%     N/A   -2.86%    -0.46%     N/A     0.50%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%     N/A     8.49%      1.74%     N/A    3.60%     7.61%     N/A     6.83%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%     N/A   -33.25%    -50.59%     N/A  -38.98%   -44.90%     N/A   -34.32%
MetLife - MetLife Stock Index B           5/1/90   -22.52%     N/A   -16.44%    -29.48%  -3.93%    7.49%   -23.71%  -2.88%     7.92%
Zenith - Davis Venture Value E          10/31/94   -16.55%     N/A   -14.94%    -23.62%  -0.89%    9.37%   -17.84%   0.09%     9.82%
Zenith - Harris Oakmark Focused Value    4/30/94    -9.06%     N/A     2.70%    -16.28%   3.06%    8.55%   -10.47%   3.99%     8.99%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A     N/A   -23.00%       N/A     N/A   -31.07%       N/A     N/A   -23.80%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 4                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                  10 YRS OR                    10 YRS OR                  10 YRS OR
                                        INCEPTION                    SINCE                        SINCE                      SINCE
                PORTFOLIO                 DATE     1 YEAR   5 YEAR  INCEPTION  1 YEAR    5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%    N/A   -28.31%    -34.77%      N/A   -33.92%  -29.02%    N/A    -29.52%
Met Investors - Lord Abbett Bond Deben    5/1/96    -0.57%    N/A     0.33%     -8.04%   -0.16%     3.57%   -2.20%   0.83%     4.24%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%    N/A    -7.17%    -25.24%    0.24%     8.71%  -19.46%   1.20%     9.15%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%    N/A   -20.64%    -27.88%      N/A   -26.03%  -22.11%    N/A    -21.97%
Met Investors - MFS Research Internati   2/12/01   -11.80%    N/A   -14.25%    -19.05%      N/A   -19.50%  -13.25%    N/A    -15.67%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%    N/A    -1.35%    -18.08%      N/A    -7.95%  -12.28%    N/A     -2.97%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%    N/A   -11.37%    -34.44%      N/A   -17.91%  -28.69%    N/A    -12.85%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%    N/A    -8.33%    -25.22%      N/A   -14.87%  -19.43%    N/A     -9.85%
Met Investors - MIST Third Ave Small C    5/1/02       N/A    N/A   -16.90%        N/A      N/A   -25.11%      N/A    N/A    -17.81%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%    N/A   -20.74%    -31.73%      N/A   -26.13%  -25.97%    N/A    -22.07%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%    N/A   -46.83%    -57.21%      N/A   -53.44%  -51.54%    N/A    -47.76%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%    N/A     2.07%     -6.41%      N/A    -2.96%   -0.56%    N/A      0.40%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%    N/A     8.49%      1.63%      N/A     3.49%    7.51%    N/A      6.72%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%    N/A   -33.25%    -50.65%      N/A   -39.05%  -44.96%    N/A    -34.39%
MetLife - MetLife Stock Index B           5/1/90   -22.52%    N/A   -16.44%    -29.55%   -4.03%     7.38%  -23.79%  -2.98%     7.82%
Zenith - Davis Venture Value E          10/31/94   -16.55%    N/A    -14.94    -23.83%   -1.15%     9.10%  -17.92%  -0.01%     9.71%
Zenith - Harris Oakmark Focused Value    4/30/94    -9.06%    N/A     2.70%    -16.37%    2.95%     8.44%  -10.56%   3.89%     8.89%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A    N/A   -23.00%        N/A      N/A   -31.13%      N/A    N/A    -23.85%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 5                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                  10 YRS OR                   10 YRS OR
                                        INCEPTION                     SINCE                      SINCE                       SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR   5 YEAR  INCEPTION

Met Investors - Janus Aggressive Growt   2/12/01   -27.83%  N/A     -28.31%   -34.94%      N/A   -34.11%  -29.09%      N/A   -29.59%
Met Investors - Lord Abbett Bond Deben    5/1/96    -0.57%  N/A       0.33%    -8.29%    -0.42%    3.31%   -2.30%     0.73%    4.14%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%  N/A      -7.17%   -25.44%    -0.02%    8.44%  -19.54%     1.11%    9.04%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%  N/A     -20.64%   -28.08%      N/A   -26.23%  -22.19%      N/A   -22.05%
Met Investors - MFS Research Internati   2/12/01   -11.80%  N/A     -14.25%   -19.27%      N/A   -19.72%  -13.33%      N/A   -15.76%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%  N/A      -1.35%   -18.30%      N/A    -8.19%  -12.37%      N/A    -3.07%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%  N/A     -11.37%   -34.62%      N/A   -18.13%  -28.76%      N/A   -12.93%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%  N/A      -8.33%   -25.42%      N/A   -15.10%  -19.51%      N/A    -9.94%
Met Investors - MIST Third Ave Small C    5/1/02       N/A  N/A     -16.90%       N/A      N/A   -25.24%      N/A      N/A   -17.87%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%  N/A     -20.74%   -31.91%      N/A   -26.33%  -26.04%      N/A   -22.15%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%  N/A     -46.83%   -57.33%      N/A   -53.58%  -51.59%      N/A   -47.81%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%  N/A       2.07%    -6.65%      N/A    -3.10%   -0.66%      N/A     0.41%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%  N/A       8.49%     1.36%      N/A     3.22%    7.40%      N/A     6.61%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%  N/A     -33.25%   -50.78%      N/A   -39.22%  -45.01%      N/A   -34.46%
MetLife - MetLife Stock Index B           5/1/90   -22.52%  N/A     -16.44%   -29.74%    -4.28%    7.12%  -23.86%    -3.08%    7.71%
Zenith - Davis Venture Value E          10/31/94   -16.55%  N/A      -14.94   -23.91%    -1.25%    8.99%  -18.00%    -0.11%    9.60%
Zenith - Harris Oakmark Focused Value    4/30/93    -9.06%  N/A       2.70%   -16.59%     2.69%    8.17%  -10.64%     3.78%    8.78%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A  N/A     -23.00%       N/A      N/A   -31.25%      N/A      N/A   -23.90%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 6                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                  10 YRS OR                  10 YRS OR
                                        INCEPTION                     SINCE                      SINCE                      SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION  1 YEAR  5 YEAR  INCEPTION

Met Investors - Janus Aggressive Growt   2/12/01   -27.83%  N/A     -28.31%   -35.05%      N/A   -34.22%  -29.20%      N/A   -29.70%
Met Investors - Lord Abbett Bond Deben    5/1/96    -0.57%  N/A       0.33%    -8.43%    -0.57%    3.15%   -2.45%     0.58%    3.98%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%  N/A      -7.17%   -25.56%    -0.18%    8.27%  -19.66%     0.95%    8.87%
Met Investors - Met Putnam Research Po   2/12/01   -20.81%  N/A     -20.64%   -28.19%      N/A   -26.36%  -22.30%      N/A   -22.17%
Met Investors - MFS Research Internati   2/12/01   -11.80%  N/A     -14.25%   -19.39%      N/A   -19.85%  -13.46%      N/A   -15.89%
Met Investors - MIST AIM Mid Cap Core    10/9/01   -10.82%  N/A      -1.35%   -18.43%      N/A    -8.34%  -12.50%      N/A    -3.22%
Met Investors - MIST AIM Small Cap Gro   10/9/01   -27.50%  N/A     -11.37%   -34.73%      N/A   -18.26%  -28.87%      N/A   -13.07%
Met Investors - MIST Harris Oakmark In   10/9/01   -18.09%  N/A      -8.33%   -25.54%      N/A   -15.23%  -19.64%      N/A   -10.07%
Met Investors - MIST Third Ave Small C    5/1/02       N/A  N/A     -16.90%       N/A      N/A   -25.32%      N/A      N/A   -17.95%
Met Investors - Oppenheimer Capital Ap   2/12/01   -24.73%  N/A     -20.74%   -32.02%      N/A   -26.45%  -26.15%      N/A   -22.26%
Met Investors - PIMCO Innovation Portf   2/12/01   -50.73%  N/A     -46.83%   -57.40%      N/A   -53.67%  -51.66%      N/A   -47.89%
Met Investors - PIMCO Money Market Por   2/12/01     1.09%  N/A       2.07%    -6.80%      N/A    -3.38%   -0.81%      N/A     0.15%
Met Investors - PIMCO Total Return Por   2/12/01     9.29%  N/A       8.49%     1.20%      N/A     3.06%    7.24%      N/A     6.45%
Met Investors - T Rowe Price Mid Cap G   2/12/01   -44.04%  N/A     -33.25%   -50.87%      N/A   -39.33%  -45.09%      N/A   -34.55%
MetLife - MetLife Stock Index B           5/1/90   -22.52%  N/A     -16.44%   -29.86%    -4.43%    6.95%  -23.98%    -3.22%    7.55%
Zenith - Davis Venture Value E          10/31/94   -16.55%  N/A     -14.94%   -24.03%    -1.40%    8.83%  -18.12%    -0.26%    9.44%
Zenith - Harris Oakmark Focused Value    4/30/93    -9.06%  N/A       2.70%   -16.72%     2.53%    8.00%  -10.78%     3.63%    8.61%
Zenith - Zenith Jennison Growth Portfo    5/1/02       N/A  N/A     -23.00%       N/A      N/A   -31.33%      N/A      N/A   -23.97%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 1                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                   10 YRS OR                  10 YRS OR
                                        INCEPTION                    SINCE                        SINCE                      SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR  INCEPTION  1 YEAR   5 YEAR  INCEPTION  1 YEAR   5 YEAR INCEPTION

AIM - Aim Capital Appreciation            5/5/93   -24.35%  -2.26%   7.32%    -31.17%    -4.63%    5.29%  -25.41%   -3.56%     5.71%
AIM - Aim Capital Appreciation B          5/5/93   -24.52%  -2.49%   7.06%    -31.31%    -6.28%    4.37%  -25.55%   -5.17%     4.80%
AIM - Aim International Growth Fund       5/5/93   -15.67%  -3.20%   4.26%    -22.64%    -5.59%    2.23%  -16.85%   -4.50%     2.66%
AIM - Aim International Growth Fund B     5/5/93   -15.89%  -3.44%   4.00%    -22.89%    -7.59%    1.15%  -17.10%   -6.44%     1.58%
AIM - Aim Premier Equity                  5/5/93   -30.26%  -2.19%   7.84%    -36.97%    -4.58%    5.04%  -31.23%   -3.52%     5.47%
AIM - AIM Premier Equity Fund B           5/5/93   -30.44%  -2.43%   7.57%    -37.17%    -6.71%    3.87%  -31.43%   -5.59%     4.29%
Alliance - AllianceBernstein Real Esta   4/24/01     2.31%     N/A   9.41%     -4.97%       N/A    4.33%    0.89%     N/A      7.89%
Alliance - AllianceBernstein Small Cap    5/1/01    -6.37%     N/A   2.89%    -13.50%       N/A   -2.26%   -7.68%     N/A      1.46%
Alliance - AllianceBernstein Value B      5/1/01   -12.95%     N/A  -7.59%    -19.96%       N/A  -12.81%  -14.16%     N/A     -8.88%
Alliance - Premier Growth Portfolio B    7/14/99   -30.84%     N/A -16.39%    -37.54%       N/A  -20.16%  -31.80%     N/A    -17.54%
American Century - VP Income & Growth   10/30/97   -19.37%  -0.22%   1.25%    -26.27%    -2.62%   -1.14%  -20.49%   -1.60%    -0.15%
American Century - VP International Fu    5/2/94   -20.37%  -1.79%   3.27%    -27.25%    -4.14%    1.45%  -21.48%   -3.09%     1.88%
American Century - VP Value Fund          5/1/90   -12.62%   3.89%   8.41%    -19.64%     1.51%    6.27%  -13.84%    2.47%     6.92%
Dreyfus - Dreyfus VIF-Appreciation Por    4/5/93    -0.18%   0.00%  10.18%    -23.83%    -0.79%    8.14%  -18.05%    0.19%     8.58%
Dreyfus - Dreyfus VIF-Disciplined Stoc    5/1/96    -0.24%  -0.03%   7.08%    -29.57%    -4.25%    3.34%  -23.80%   -3.19%     3.99%
Dreyfus - Dreyfus VIP-Stock Index Fund   9/29/89    -0.23%  -0.02%   9.23%    -29.39%    -3.41%    7.22%  -23.63%   -2.38%     7.66%
Fidelity - Fidelity Equity-Income Fund   10/9/86   -17.15%   0.13%   9.97%    -24.09%    -2.29%    8.00%  -18.31%   -1.27%     8.43%
Fidelity - Fidelity Growth Fund B        10/9/86   -30.30%  -0.55%  10.33%    -37.01%    -2.97%    8.35%  -31.27%   -1.95%     8.78%
Fidelity - Fidelity High Income Fund B   9/20/85     3.30%  -6.22%   6.69%     -3.99%    -8.73%    1.09%    1.86%   -7.52%     1.54%
Franklin - Franklin Mutual Shares B      11/8/96   -11.81%   3.98%   6.60%    -18.84%     1.58%    4.42%  -13.04%    2.53%     5.11%
Franklin - Franklin Small Cap B          11/1/95   -28.68%   0.03%   6.34%    -35.42%    -2.37%    4.41%  -29.68%   -1.36%     4.85%
Franklin - Large Cap Growth Securities    5/1/96   -23.19%   2.52%   6.50%    -30.02%     0.13%    4.37%  -24.26%    1.09%     5.02%
Franklin - Templeton Dev Markets Secur    3/4/96    -0.15%  -5.47%  -9.57%     -7.38%    -7.97%  -11.84%   -1.54%   -6.78%   -10.83%
Franklin - Templeton Foreign Securitie    5/1/92   -18.56%  -2.13%   6.63%    -25.48%    -4.57%    4.71%  -19.70%   -3.50%     5.14%
Franklin - Templeton Global Income Sec   1/24/89    21.15%   5.34%   6.76%     13.55%     2.95%    4.84%   19.47%    3.89%     5.28%
Franklin - Templeton Growth Securities   3/15/94   -18.49%   1.46%   6.36%    -25.41%    -0.74%    4.18%  -19.62%    0.25%     4.62%
Goldman Sachs - Goldman Sachs Growth &   1/12/98   -11.34%     N/A  -3.17%    -18.38%       N/A   -5.85%  -12.57%      N/A    -4.52%
Goldman Sachs - Goldman Sachs Int'l Eq   1/12/98   -18.34%     N/A  -2.71%    -25.25%       N/A   -5.34%  -19.47%      N/A    -4.04%
INVESCO - INVESCO VIF-Dynamics Fund      8/25/97   -31.90%  -3.43%  -2.60%    -38.58%    -5.84%   -4.99%  -32.85%   -4.75%    -3.94%
INVESCO - INVESCO VIF-High Yield Fund    5/26/94    -1.30%   3.86%   3.58%     -8.51%    -6.31%    1.63%   -2.67%   -5.18%     2.07%
Keyport - Liberty Newport Tiger Fund      5/1/95   -12.83%  -1.39%   2.05%    -23.91%    -4.42%   -4.65%  -18.12%   -3.35%    -4.21%
Met Investors - J.P. Morgan Enhanced I    5/1/96   -25.12%     N/A -14.67%    -31.92%    -4.34%    2.85%  -26.16%   -3.28%     3.51%
Met Investors - J.P. Morgan Internatio    5/1/96   -16.51%     N/A -13.21%    -23.46%    -6.66%   -3.20%  -17.68%   -5.53%    -2.45%
Met Investors - J.P. Morgan Quality Bo    5/1/96     8.59%     N/A   7.13%      1.21%     4.09%    4.85%    7.08%    5.01%     5.52%
Met Investors - J.P. Morgan Select Equ    5/1/96   -25.83%     N/A -12.59%    -32.62%    -5.18%    1.12%  -26.86%   -4.10%     1.80%
Met Investors - J.P. Morgan Small Cap     5/1/96   -21.19%     N/A  -7.55%    -28.06%    -5.04%   -0.08%  -22.29%   -3.96%     0.63%
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%     N/A -28.31%    -34.59%       N/A  -33.74%  -28.84%      N/A   -29.35%
Met Investors - Lord Abbett Bond Deben    5/1/96    -0.57%     N/A   0.33%     -7.80%     0.10%    3.83%   -1.96%    1.08%     4.50%
Met Investors - Lord Abbett Developing   8/20/97   -29.14%     N/A -10.20%    -35.87%    -8.10%   -6.75%  -30.12%   -6.94%    -5.64%
Met Investors - Lord Abbett Growth & I  12/11/89   -18.12%     N/A  -7.17%    -25.04%     0.49%    8.98%  -19.26%    1.46%     9.42%
Met Investors - Lord Abbett Growth Opp   2/12/01   -24.41%     N/A -18.82%    -31.23%       N/A  -23.95%  -25.47%      N/A   -19.98%
Met Investors - Lord Abbett Mid-Cap Va   8/20/97    -9.58%     N/A   0.38%    -16.65%     7.31%    7.62%  -10.84%    8.18%     8.45%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 1 (continued)                                                                                       (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                    10 YRS OR                10 YRS OR
                                        INCEPTION                     SINCE                        SINCE                    SINCE
                PORTFOLIO                 DATE      1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION
Met Investors - Met Putnam Research Po   2/12/01    -20.81%     N/A   -20.64%   -27.69%    N/A   -25.83%  -21.91%     N/A    -21.78%
Met Investors - MFS Research Internati   2/12/01    -11.80%     N/A   -14.25%   -18.83%    N/A   -19.28%  -13.03%     N/A    -15.46%
Met Investors - MIST AIM Mid Cap Core    10/9/01    -10.82%     N/A    -1.35%   -17.86%    N/A    -7.70%  -12.06%     N/A     -2.73%
Met Investors - MIST AIM Small Cap Gro   10/9/01    -27.50%     N/A   -11.37%   -34.26%    N/A   -17.68%  -28.51%     N/A    -12.63%
Met Investors - MIST Harris Oakmark In   10/9/01    -18.09%     N/A    -8.33%   -25.01%    N/A   -14.64%  -19.23%     N/A     -9.62%
Met Investors - MIST Third Ave Small C    5/1/02        N/A     N/A   -16.90%       N/A    N/A   -24.97%      N/A     N/A    -17.68%
Met Investors - Oppenheimer Capital Ap   2/12/01    -24.73%     N/A   -20.74%   -31.54%    N/A   -25.92%  -25.78%     N/A    -21.87%
Met Investors - PIMCO Innovation Portf   2/12/01    -50.73%     N/A   -46.83%   -57.09%    N/A   -53.30%  -51.42%     N/A    -47.62%
Met Investors - PIMCO Money Market Por   2/12/01      1.09%     N/A     2.07%    -6.16%    N/A    -2.71%   -0.31%     N/A      0.65%
Met Investors - PIMCO Total Return Por   2/12/01      9.29%     N/A     8.49%     1.90%    N/A     3.76%    7.77%     N/A      6.99%
Met Investors - T Rowe Price Mid Cap G   2/12/01    -44.04%     N/A   -33.25%   -50.51%    N/A   -38.88%  -44.82%     N/A    -34.22%
MetLife - MetLife Stock Index B           5/1/90    -22.52%     N/A   -16.44%   -29.36%  -3.78%    7.65%  -23.60%  -2.74%      8.09%
MFS - MFS Emerging Growth Series B        7/4/95    -33.85%  -3.51%     4.63%   -40.50%  -5.94%    2.75%  -34.78%  -4.86%      3.18%
MFS - MFS High Income Series B          12/31/97      2.33%   0.66%     4.44%    -4.95%  -1.77%    2.54%    0.90%  -0.74%      2.99%
MFS - MFS Investors Trust Series B       7/26/95    -21.15%  -2.95%     5.60%   -28.02%  -5.39%    3.69%  -22.25%  -4.30%      4.13%
MFS - MFS New Discovery Series B         4/29/98    -31.80%     N/A     2.49%   -38.49%     N/A   -0.15%  -32.75%     N/A      1.05%
MFS - MFS Research Series B              7/26/95    -24.72%  -2.96%     4.64%   -31.53%  -5.38%    2.75%  -25.77%  -4.30%      3.19%
MFS - MFS Strategic Income Series B      6/14/94      8.19%   4.45%     4.65%     0.81%   2.05%    2.73%    6.68%   3.00%      3.19%
PIMCO - PIMCO High Yield Portfolio       4/30/98     -1.19%     N/A    1.08%%    -8.41%     N/A   -1.57%   -2.56%     N/A     -0.31%
PIMCO - PIMCO Low Duration Portfolio     2/16/99      7.05%     N/A     6.34%    -0.30%     N/A    3.75%    5.57%     N/A      5.24%
PIMCO - PIMCO Total Return Portfolio    12/31/97      9.07%     N/A     7.05%     1.69%   4.28%    4.28%    7.57%   5.19%      5.19%
PIMCO - StockPLUS Growth & Income Port  12/31/97    -20.22%     N/A    -0.06%   -27.11%  -2.27%   -2.26%  -21.33%  -1.25%     -1.25%
Putnam - Putnam VT Growth & Income B      2/1/88    -18.99%  -0.87%    10.35%   -25.89%  -3.29%    8.37%  -20.12%  -2.25%      8.80%
Putnam - Putnam VT Int Growth B           1/2/97    -17.67%   2.30%     4.47%   -24.60%  -0.08%    2.18%  -18.82%   0.88%      3.01%
Putnam - Putnam VT Int New Opp B          1/2/97    -13.63%  -2.42%    -2.07%   -20.63%  -4.85%   -4.41%  -14.83%  -3.78%     -3.43%
Putnam - Putnam VT New Value Class B      1/2/97    -15.60%   2.56%     4.91%   -22.57%   0.17%    2.61%  -16.78%   1.14%      3.45%
Putnam - Putnam VT Vista Class B Share    1/2/97    -30.60%  -4.20%    -0.12%   -37.31%  -6.64%   -2.43%  -31.57%  -5.53%     -1.51%
Scudder I - International Portfolio B     5/8/97    -18.37%  -4.15%     4.40%   -25.53%  -6.78%   -5.83%  -19.75%  -5.65%     -4.78%
Scudder II - Government Securities Por    9/3/87      8.05%   6.78%     6.69%     0.68%   4.55%    5.66%    6.55%   5.46%      6.10%
Scudder II - Scudder II SVS Dreman Sma    5/1/96    -11.43%  -0.21%    -0.13%   -18.39%  -2.59%   12.18%  -12.58%  -1.55%     12.77%
Scudder II - Small Cap Growth Portfoli    5/2/94    -33.46%  -7.59%     5.31%   -40.12% -10.09%    3.38%  -34.39%  -8.87%      3.81%
Zenith - Davis Venture Value E          10/31/94    -16.55%     N/A   -14.94%   -23.50%  -0.74%    9.54%  -17.71%   0.24%      9.98%
Zenith - Harris Oakmark Focused Value    4/30/94     -9.06%     N/A     2.70%   -16.14%   3.22%    8.71%  -10.33%   4.15%      9.16%
Zenith - Zenith Capital Guardian US Eq    5/1/02        N/A     N/A   -21.10%       N/A     N/A  -29.12%      N/A     N/A    -21.84%
Zenith - Zenith Jennison Growth Portfo    5/1/02        N/A     N/A   -23.00%       N/A     N/A  -31.00%      N/A     N/A    -23.72%
Zenith - Zenith MFS Investors Trust B    4/30/99        N/A     N/A   -16.36%   -27.21%     N/A  -13.11%  -21.44%     N/A    -10.94%
Zenith - Zenith MFS Total Return B       4/30/87        N/A     N/A    -7.91%   -12.65%   0.54%    7.53%   -6.83%   1.50%      7.96%
MetLife - MetLife MFS Research B         4/30/99    -18.99%  -0.87%    10.35%   -31.20%     N/A  -13.29%  -25.33%     N/A    -10.99%
MetLife - MetLife Putnam Int. Stock B     5/1/91        N/A     N/A   -18.10%   -24.72%  -6.25%   -1.29%  -18.81%  -4.99%     -0.71%
MetLife - MetLife/Putnam Voyager Portfol  5/1/02        N/A     N/A   -18.68%       N/A     N/A  -26.81%      N/A     N/A    -19.44%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 2                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                   10 YRS OR                     10 YRS OR                10 YRS OR
                                        INCEPTION                     SINCE                         SINCE                     SINCE
                PORTFOLIO                  DATE     1 YEAR   5 YEAR  INCEPTION  1 YEAR     5 YEAR INCEPTION 1 YEAR  5 YEAR INCEPTION
AIM - Aim Capital Appreciation            5/5/93    -24.35%  -2.26%   7.32%     -31.28%    -6.37%   4.25%   -25.52%  -5.26%    4.67%
AIM - Aim Capital Appreciation B          5/5/93    -24.52%  -2.49%   7.06%     -31.42%    -6.42%   4.22%   -25.66%  -5.31%    4.64%
AIM - Aim International Growth Fund       5/5/93    -15.67%  -3.20%   4.26%     -22.76%    -7.67%   1.03%   -16.97%  -6.52%    1.46%
AIM - Aim International Growth Fund B     5/5/93    -15.89%  -3.44%   4.00%     -23.02%    -7.74%   1.00%   -17.23%  -6.58%    1.42%
AIM - Aim Premier Equity                  5/5/93    -30.26%  -2.19%   7.84%     -37.07%    -6.80%   3.74%   -31.33%  -5.67%    4.17%
AIM - AIM Premier Equity Fund B           5/5/93    -30.44%  -2.43%   7.57%     -37.27%    -6.86%   3.71%   -31.53%  -5.74%    4.13%
Alliance - AllianceBernstein Real Esta   4/24/01      2.31%     N/A   9.41%      -5.12%       N/A   4.16%     0.73%     N/A    7.73%
Alliance - AllianceBernstein Small Cap    5/1/01     -6.37%     N/A   2.89%     -13.64%       N/A  -2.41%    -7.81%     N/A    1.30%
Alliance - AllianceBernstein Value B      5/1/01    -12.95%     N/A  -7.59%     -20.09%       N/A -12.95%   -14.29%     N/A   -9.01%
Alliance - Premier Growth Portfolio B    7/14/99    -30.84%     N/A -16.39%     -37.64%       N/A -20.29%   -31.91%     N/A  -17.67%
American Century - VP Income & Growth   10/30/97    -19.37%  -0.22%   1.25%     -26.39%    -2.78%  -1.31%   -20.61%  -1.76%   -0.31%
American Century - VP International Fu    5/2/94    -20.37%  -1.79%   3.27%     -27.37%    -4.35%   1.25%   -21.60%  -3.30%    1.68%
American Century - VP Value Fund          5/1/96    -12.62%   3.89%   8.41%     -19.77%     1.34%   6.10%   -13.97%   2.29%    6.74%
Dreyfus - Dreyfus VIF-Appreciation Por    4/5/93     -0.18%   0.00%  10.18%     -23.96%    -0.94%   7.98%   -18.17%   0.04%    8.42%
Dreyfus - Dreyfus VIF-Disciplined Stoc    5/1/90     -0.24%  -0.03%   7.08%     -29.68%    -4.40%   3.18%   -23.91%  -3.33%    3.84%
Dreyfus - Dreyfus VIP-Stock Index Fund   9/29/89     -0.23%  -0.02%   9.23%     -29.51%    -3.56%   7.06%   -23.74%  -2.52%    7.50%
Fidelity - Fidelity Equity-Income Fund   10/9/86    -17.15%   0.13%   9.97%     -24.21%    -2.44%   7.84%   -18.43%  -1.42%    8.27%
Fidelity - Fidelity Growth Fund B        10/9/86    -30.30%  -0.55%  10.33%     -37.11%    -3.12%   8.19%   -31.37%  -2.10%    8.62%
Fidelity - Fidelity High Income Fund B   9/20/85      3.30%  -6.22%   6.69%      -4.15%    -8.87%   0.94%     1.71%  -7.66%    1.38%
Franklin - Franklin Mutual Shares B      11/8/96    -11.81%   3.98%   6.60%     -18.97%     1.42%   4.26%   -13.17%   2.38%    4.96%
Franklin - Franklin Small Cap B          11/1/95    -28.68%   0.03%   6.34%     -35.53%    -2.52%   4.25%   -29.78%  -1.51%    4.70%
Franklin - Large Cap Growth Securities    5/1/96    -23.19%   2.52%   6.50%     -30.14%    -0.02%   4.21%   -24.37%   0.94%    4.86%
Franklin - Templeton Dev Markets Secur    3/4/96     -0.15%  -5.47%  -9.57%      -7.53%    -8.11% -11.98%    -1.68%  -6.92%  -10.96%
Franklin - Templeton Foreign Securitie    5/1/92    -18.56%  -2.13%   6.63%     -25.60%    -4.72%   4.55%   -19.82%  -3.64%    4.98%
Franklin - Templeton Global Income Sec   1/24/89     21.15%   5.34%   6.76%      13.37%     2.79%   4.68%    19.29%   3.73%    5.12%
Franklin - Templeton Growth Securities   3/15/94    -18.49%   1.46%   6.36%     -25.53%    -0.89%   4.03%   -19.74%   0.10%    4.47%
Goldman Sachs - Goldman Sachs Growth &   1/12/98    -11.34%     N/A  -3.17%     -18.51%       N/A  -6.01%   -12.70%     N/A   -4.67%
Goldman Sachs - Goldman Sachs Int'l Eq   1/12/98    -18.34%     N/A  -2.71%     -25.38%       N/A  -5.52%   -19.59%     N/A   -4.21%
INVESCO - INVESCO VIF-Dynamics Fund      8/25/97    -31.90%  -3.43%  -2.60%     -38.68%    -6.01%  -5.16%   -32.95%  -4.91%   -4.10%
INVESCO - INVESCO VIF-High Yield Fund    5/26/94     -1.30%   3.86%   3.58%      -8.65%    -6.47%   1.47%    -2.81%  -5.34%    1.91%
Keyport - Liberty Newport Tiger Fund      5/1/95    -12.83%  -1.39%   2.05%     -24.03%    -4.72%  -4.89%   -18.24%  -3.64%   -4.45%
Met Investors - J.P. Morgan Enhanced I    5/1/96    -25.12%     N/A -14.67%     -32.03%    -4.49%   2.70%   -26.27%  -3.43%    3.36%
Met Investors - J.P. Morgan Internatio    5/1/96    -16.51%     N/A -13.21%     -23.59%    -6.80%  -3.35%   -17.80%  -5.67%   -2.60%
Met Investors - J.P. Morgan Quality Bo    5/1/96      8.59%     N/A   7.13%       1.05%     3.93%   4.69%     6.92%   4.85%    5.36%
Met Investors - J.P. Morgan Select Equ    5/1/96    -25.83%     N/A -12.59%     -32.72%    -5.33%   0.97%   -26.97%  -4.24%    1.65%
Met Investors - J.P. Morgan Small Cap     5/1/96    -21.19%     N/A  -7.55%     -28.18%    -5.19%  -0.23%   -22.41%  -4.10%    0.47%
Met Investors - Janus Aggressive Growt   2/12/01    -27.83%     N/A -28.31%     -34.70%       N/A -33.85%   -28.95%     N/A  -29.45%
Met Investors - Lord Abbett Bond Deben    5/1/96     -0.57%     N/A   0.33%      -7.95%    -0.06%   3.67%    -2.10%   0.93%    4.34%
Met Investors - Lord Abbett Developing   8/20/97    -29.14%     N/A -10.20%     -35.97%    -8.25%  -6.90%   -30.23%  -7.08%   -5.78%
Met Investors - Lord Abbett Growth & I  12/11/89    -18.12%     N/A  -7.17%     -25.16%     0.34%   8.82%   -19.38%   1.30%    9.26%
Met Investors - Lord Abbett Growth Opp   2/12/01    -24.41%     N/A -18.82%     -31.34%       N/A -24.08%   -25.58%     N/A  -20.10%
Met Investors - Lord Abbett Mid-Cap Va   8/20/97     -9.58%     N/A   0.38%     -16.79%     7.15%   7.46%   -10.98%   8.02%    8.29%
Met Investors - Met Putnam Research Po   2/12/01    -20.81%     N/A -20.64%     -27.80%       N/A -25.95%   -22.03%     N/A  -21.90%
Met Investors - MFS Research Internati   2/12/01    -11.80%     N/A -14.25%     -18.96%       N/A -19.41%   -13.16%     N/A  -15.59%
Met Investors - MIST AIM Mid Cap Core    10/9/01    -10.82%     N/A  -1.35%     -18.00%       N/A  -7.85%   -12.19%     N/A   -2.88%
Met Investors - MIST AIM Small Cap Gro   10/9/01    -27.50%     N/A -11.37%     -34.37%       N/A -17.82%   -28.62%     N/A  -12.76%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 2 (continued)                                                                                       (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                 10 YRS OR                     10 YRS OR                 10 YRS OR
                                        INCEPTION                   SINCE                         SINCE                      SINCE
                PORTFOLIO                  DATE   1 YEAR   5 YEAR  INCEPTION   1 YEAR    5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - MIST Harris Oakmark In   10/9/01  -18.09%     N/A   -8.33%     -25.13%       N/A  -14.78%  -19.35%    N/A     -9.76%
Met Investors - MIST Third Ave Small C    5/1/02      N/A     N/A  -16.90%         N/A       N/A  -25.05%      N/A    N/A    -17.76%
Met Investors - Oppenheimer Capital Ap   2/12/01  -24.73%     N/A  -20.74%     -31.65%       N/A  -26.05%  -25.90%    N/A    -21.99%
Met Investors - PIMCO Innovation Portf   2/12/01  -50.73%     N/A  -46.83%     -57.16%       N/A  -53.38%  -51.49%    N/A    -47.70%
Met Investors - PIMCO Money Market Por   2/12/01    1.09%     N/A    2.07%      -6.31%       N/A   -2.86%   -0.46%    N/A      0.50%
Met Investors - PIMCO Total Return Por   2/12/01    9.29%     N/A    8.49%       1.74%       N/A    3.60%    7.61%    N/A      6.83%
Met Investors - T Rowe Price Mid Cap G   2/12/01  -44.04%     N/A  -33.25%     -50.59%       N/A  -38.98%  -44.90%    N/A    -34.32%
MetLife - MetLife Stock Index B           5/1/90  -22.52%     N/A  -16.44%     -29.48%    -3.93%    7.49%  -23.71%  -2.88%     7.92%
MFS - MFS Emerging Growth Series B        7/4/95  -33.85%  -3.51%    4.63%     -40.60%    -6.09%    2.59%  -34.87%  -5.00%     3.02%
MFS - MFS High Income Series B          12/31/97    2.33%   0.66%    4.44%      -5.10%    -1.92%    2.38%    0.75%  -0.89%     2.83%
MFS - MFS Investors Trust Series B       7/26/95  -21.15%  -2.95%    5.60%     -28.14%    -5.54%    3.53%  -22.37%  -4.45%     3.97%
MFS - MFS New Discovery Series B         4/29/98  -31.80%     N/A    2.49%     -38.59%       N/A   -0.31%  -32.85%    N/A      0.90%
MFS - MFS Research Series B              7/26/95  -24.72%  -2.96%    4.64%     -31.64%    -5.53%    2.60%  -25.88%  -4.44%     3.03%
MFS - MFS Strategic Income Series B      6/14/94    8.19%   4.45%    4.65%       0.65%     1.89%    2.58%    6.53%   2.85%     3.03%
PIMCO - PIMCO High Yield Portfolio       4/30/98   -1.19%     N/A    1.08%      -8.55%       N/A   -1.76%   -2.71%    N/A     -0.49%
PIMCO - PIMCO Low Duration Portfolio     2/16/99    7.05%     N/A    6.34%      -0.46%       N/A    3.21%    5.41%    N/A      4.72%
PIMCO - PIMCO Total Return Portfolio    12/31/97    9.07%     N/A    7.05%       1.53%     4.10%    4.10%    7.40%   5.02%     5.01%
PIMCO - StockPLUS Growth & Income Port  12/31/97  -20.22%     N/A   -0.06%     -27.22%    -2.61%   -2.61%  -21.45%  -1.59%    -1.59%
Putnam - Putnam VT Growth & Income B      2/1/88  -18.99%  -0.87%   10.35%     -26.01%    -3.44%    8.21%  -20.24%  -2.39%     8.64%
Putnam - Putnam VT Int Growth B           1/2/97  -17.67%   2.30%    4.47%     -24.72%    -0.24%    2.02%  -18.94%   0.73%     2.86%
Putnam - Putnam VT Int New Opp B          1/2/97  -13.63%  -2.42%   -2.07%     -20.76%    -5.00%   -4.56%  -14.96%  -3.93%    -3.58%
Putnam - Putnam VT New Value Class B      1/2/97  -15.60%   2.56%    4.91%     -22.69%     0.01%    2.46%  -16.90%   0.99%     3.30%
Putnam - Putnam VT Vista Class B Share    1/2/97  -30.60%  -4.20%   -0.12%     -37.41%    -6.79%   -2.58%  -31.67%  -5.67%    -1.65%
Scudder I - International Portfolio B     5/8/97  -18.37%  -4.15%    4.40%     -25.65%    -6.92%   -5.98%  -19.87%  -5.80%    -4.93%
Scudder II - Government Securities Por    9/3/87    8.05%   6.78%    6.69%       0.52%     4.23%    5.45%    6.39%   5.14%     5.89%
Scudder II - Scudder II SVS Dreman Sma    5/1/96  -11.43%  -0.21%   -0.13%     -18.52%    -2.53%   12.20%  -12.72%  -1.49%    12.78%
Scudder II - Small Cap Growth Portfoli    5/2/94  -33.46%  -7.59%    5.31%     -40.22%    -9.83%    3.48%  -34.49%  -8.62%     3.90%
Zenith - Davis Venture Value E          10/31/94  -16.55%     N/A  -14.94%     -23.62%    -0.89%    9.37%  -17.84%   0.09%     9.82%
Zenith - Harris Oakmark Focused Value    4/30/94   -9.06%     N/A    2.70%     -16.28%     3.06%    8.55%  -10.47%   3.99%     8.99%
Zenith - Zenith Capital Guardian US Eq    5/1/02      N/A     N/A  -21.10%         N/A       N/A  -29.20%      N/A    N/A    -21.92%
Zenith - Zenith Jennison Growth Portfo    5/1/02      N/A     N/A  -23.00%         N/A       N/A  -31.07%      N/A    N/A    -23.80%
Zenith - Zenith MFS Investors Trust B    4/30/99      N/A     N/A  -16.36%     -27.33%       N/A  -13.25%  -21.56%    N/A    -11.07%
Zenith - Zenith MFS Total Return B       4/30/87      N/A     N/A   -7.91%     -12.79%     0.38%    7.37%   -6.97%   1.35%     7.80%
MetLife - MetLife MFS Research B         4/30/99  -18.99%  -0.87%   10.35%     -31.32%       N/A  -13.43%  -25.44%    N/A    -11.12%
MetLife - MetLife Putnam Int. Stock B     5/1/91      N/A     N/A  -18.10%     -24.84%    -6.39%   -1.44%  -18.94%  -5.14%    -0.86%
MetLife - MetLife/Putnam Voyager Portfol  5/1/02      N/A     N/A  -18.68%         N/A       N/A  -26.89%      N/A    N/A    -19.52%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 3                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                  10 YRS OR                   10 YRS OR                 10 YRS OR
                                          INCEPTION                    SINCE                       SINCE                    SINCE
                PORTFOLIO                    DATE    1 YEAR  5 YEAR  INCEPTION  1 YEAR  5 YEAR   INCEPTION 1 YEAR  5 YEAR  INCEPTION
AIM - Aim Capital Appreciation            5/5/93    -24.35%  -2.26%   7.32%     -31.36%   -6.46%    4.14%  -25.60%  -5.35%     4.57%
AIM - Aim Capital Appreciation B          5/5/93    -24.52%  -2.49%   7.06%     -31.50%   -6.52%    4.11%  -25.74%  -5.41%     4.54%
AIM - Aim International Growth Fund       5/5/93    -15.67%  -3.20%   4.26%     -22.85%   -7.77%    0.93%  -17.06%  -6.61%     1.36%
AIM - Aim International Growth Fund B     5/5/93    -15.89%  -3.44%   4.00%     -23.10%   -7.83%    0.90%  -17.31%  -6.68%     1.32%
AIM - Aim Premier Equity                  5/5/93    -30.26%  -2.19%   7.84%     -37.14%   -6.89%    3.64%  -31.40%  -5.77%     4.06%
AIM - AIM Premier Equity Fund B           5/5/93    -30.44%  -2.43%   7.57%     -37.34%   -6.95%    3.61%  -31.60%  -5.83%     4.03%
Alliance - AllianceBernstein Real Esta   4/24/01      2.31%     N/A   9.41%      -5.22%      N/A    4.05%    0.63%    N/A      7.62%
Alliance - AllianceBernstein Small Cap    5/1/01     -6.37%     N/A   2.89%     -13.73%      N/A   -2.52%   -7.91%    N/A      1.20%
Alliance - AllianceBernstein Value B      5/1/01    -12.95%     N/A  -7.59%     -20.18%      N/A  -13.05%  -14.38%    N/A     -9.10%
Alliance - Premier Growth Portfolio B    7/14/99    -30.84%     N/A -16.39%     -37.71%      N/A  -20.38%  -31.98%    N/A    -17.75%
American Century - VP Income & Growth   10/30/97    -19.37%  -0.22%   1.25%     -26.47%   -2.88%   -1.41%  -20.69%  -1.86%    -0.41%
American Century - VP International Fu    5/2/94    -20.37%  -1.79%   3.27%     -27.45%   -4.45%    1.15%  -21.68%  -3.39%     1.58%
American Century - VP Value Fund          5/1/96    -12.62%   3.89%   8.41%     -19.85%    1.23%    5.99%  -14.05%   2.19%     6.63%
Dreyfus - Dreyfus VIF-Appreciation Por    4/5/93     -0.18%   0.00%  10.18%     -24.04%   -1.04%    7.87%  -18.25%  -0.06%     8.31%
Dreyfus - Dreyfus VIF-Disciplined Stoc    5/1/96     -0.24%  -0.03%   7.08%     -29.76%   -4.49%    3.08%  -23.99%  -3.43%     3.73%
Dreyfus - Dreyfus VIP-Stock Index Fund   9/29/89     -0.23%  -0.02%   9.23%     -29.58%   -3.66%    6.95%  -23.82%  -2.62%     7.39%
Fidelity - Fidelity Equity-Income Fund   10/9/86    -17.15%   0.13%   9.97%     -24.29%   -2.54%    7.73%  -18.51%  -1.51%     8.16%
Fidelity - Fidelity Growth Fund B        10/9/86    -30.30%  -0.55%  10.33%     -37.18%   -3.22%    8.08%  -31.44%  -2.20%     8.51%
Fidelity - Fidelity High Income Fund B   9/20/85      3.30%  -6.22%   6.69%      -4.25%   -8.97%    0.83%    1.61%  -7.75%     1.28%
Franklin - Franklin Mutual Shares B      11/8/96    -11.81%   3.98%   6.60%     -19.06%    1.32%    4.16%  -13.26%   2.28%     4.85%
Franklin - Franklin Small Cap B          11/1/95    -28.68%   0.03%   6.34%     -35.60%   -2.62%    4.15%  -29.85%  -1.61%     4.59%
Franklin - Large Cap Growth Securities    5/1/96    -23.19%   2.52%   6.50%     -30.21%   -0.13%    4.11%  -24.45%   0.84%     4.76%
Franklin - Templeton Dev Markets Secur    3/4/96     -0.15%  -5.47%  -9.57%      -7.63%   -8.21%  -12.07%   -1.78%  -7.02%   -11.05%
Franklin - Templeton Foreign Securitie    5/1/92    -18.56%  -2.13%   6.63%     -25.68%   -4.81%    4.45%  -19.90%  -3.74%     4.88%
Franklin - Templeton Global Income Sec   1/24/89     21.15%   5.34%   6.76%      13.25%    2.68%    4.57%   19.17%   3.63%     5.02%
Franklin - Templeton Growth Securities   3/15/94    -18.49%   1.46%   6.36%     -25.60%   -0.99%    3.92%  -19.82%   0.00%     4.36%
Goldman Sachs - Goldman Sachs Growth &   1/12/98    -11.34%     N/A  -3.17%     -18.60%      N/A   -6.11%  -12.79%    N/A     -4.76%
Goldman Sachs - Goldman Sachs Int'l Eq   1/12/98    -18.34%     N/A  -2.71%     -25.46%      N/A   -5.62%  -19.67%    N/A     -4.30%
INVESCO - INVESCO VIF-Dynamics Fund      8/25/97    -31.90%  -3.43%  -2.60%     -38.75%   -6.11%   -5.25%  -33.02%  -5.01%    -4.19%
INVESCO - INVESCO VIF-High Yield Fund    5/26/94     -1.30%   3.86%   3.58%      -8.75%   -6.57%    1.37%   -2.91%  -5.44%     1.81%
Keyport - Liberty Newport Tiger Fund      5/1/95    -12.83%  -1.39%   2.05%     -24.11%   -4.82%   -4.98%  -18.33%  -3.74%    -4.55%
Met Investors - J.P. Morgan Enhanced I    5/1/96    -25.12%     N/A -14.67%     -32.10%   -4.59%    2.59%  -26.34%  -3.52%     3.25%
Met Investors - J.P. Morgan Internatio    5/1/96    -16.51%     N/A -13.21%     -23.67%   -6.90%   -3.45%  -17.88%  -5.77%    -2.70%
Met Investors - J.P. Morgan Quality Bo    5/1/96      8.59%     N/A   7.13%       0.94%    3.83%    4.59%    6.82%   4.75%     5.26%
Met Investors - J.P. Morgan Select Equ    5/1/96    -25.83%     N/A -12.59%     -32.80%   -5.43%    0.86%  -27.04%  -4.34%     1.55%
Met Investors - J.P. Morgan Small Cap     5/1/96    -21.19%     N/A  -7.55%     -28.25%   -5.29%   -0.34%  -22.48%  -4.20%     0.37%
Met Investors - Janus Aggressive Growt   2/12/01    -27.83%     N/A -28.31%     -34.77%      N/A  -33.92%  -29.02%     N/A   -29.52%
Met Investors - Lord Abbett Bond Deben    5/1/96     -0.57%     N/A   0.33%      -8.04%   -0.16%    3.57%   -2.20%   0.83%     4.24%
Met Investors - Lord Abbett Developing   8/20/97    -29.14%     N/A -10.20%     -36.04%   -8.34%   -6.99%  -30.30%  -7.17%    -5.87%
Met Investors - Lord Abbett Growth & I  12/11/89    -18.12%     N/A  -7.17%     -25.24%    0.24%    8.71%  -19.46%   1.20%     9.15%
Met Investors - Lord Abbett Growth Opp   2/12/01    -24.41%     N/A -18.82%     -31.41%      N/A  -24.16%  -25.65%     N/A   -20.18%
Met Investors - Lord Abbett Mid-Cap Va   8/20/97     -9.58%     N/A   0.38%     -16.88%    7.04%    7.35%  -11.06%   7.91%     8.18%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 3 (continued)                                                                                       (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                  10 YRS OR                  10 YRS OR                  10 YRS OR
                                          INCEPTION                    SINCE                     SINCE                       SINCE
                PORTFOLIO                    DATE    1 YEAR  5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR   INCEPTION
Met Investors - Met Putnam Research Po   2/12/01    -20.81%    N/A   -20.64%   -27.88%     N/A   -26.03%  -22.11%     N/A    -21.97%
Met Investors - MFS Research Internati   2/12/01    -11.80%    N/A   -14.25%   -19.05%     N/A   -19.50%  -13.25%     N/A    -15.67%
Met Investors - MIST AIM Mid Cap Core    10/9/01    -10.82%    N/A    -1.35%   -18.08%     N/A    -7.95%  -12.28%     N/A     -2.97%
Met Investors - MIST AIM Small Cap Gro   10/9/01    -27.50%    N/A   -11.37%   -34.44%     N/A   -17.91%  -28.69%     N/A    -12.85%
Met Investors - MIST Harris Oakmark In   10/9/01    -18.09%    N/A    -8.33%   -25.22%     N/A   -14.87%  -19.43%     N/A     -9.85%
Met Investors - MIST Third Ave Small C    5/1/02        N/A    N/A   -16.90%       N/A     N/A   -25.11%      N/A     N/A    -17.81%
Met Investors - Oppenheimer Capital Ap   2/12/01    -24.73%    N/A   -20.74%   -31.73%     N/A   -26.13%  -25.97%     N/A    -22.07%
Met Investors - PIMCO Innovation Portf   2/12/01    -50.73%    N/A   -46.83%   -57.21%     N/A   -53.44%  -51.54%     N/A    -47.76%
Met Investors - PIMCO Money Market Por   2/12/01      1.09%    N/A     2.07%    -6.41%     N/A    -2.96%   -0.56%     N/A      0.40%
Met Investors - PIMCO Total Return Por   2/12/01      9.29%    N/A     8.49%     1.63%     N/A     3.49%    7.51%     N/A      6.72%
Met Investors - T Rowe Price Mid Cap G   2/12/01    -44.04%    N/A   -33.25%   -50.65%     N/A   -39.05%  -44.96%     N/A    -34.39%
MetLife - MetLife Stock Index B           5/1/90    -22.52%    N/A   -16.44%   -29.55%   -4.03%    7.38%  -23.79%   -2.98%     7.82%
MFS - MFS Emerging Growth Series B        7/4/95    -33.85% -3.51%     4.63%   -40.67%   -6.19%    2.49%  -34.94%   -5.09%     2.92%
MFS - MFS High Income Series B          12/31/97      2.33%  0.66%     4.44%    -5.20%   -2.02%    2.28%    0.65%   -0.99%     2.73%
MFS - MFS Investors Trust Series B       7/26/95    -21.15% -2.95%     5.60%   -28.22%   -5.64%    3.43%  -22.45%   -4.54%     3.87%
MFS - MFS New Discovery Series B         4/29/98    -31.80%    N/A     2.49%   -38.65%     N/A    -0.41%  -32.92%     N/A      0.80%
MFS - MFS Research Series B              7/26/95    -24.72% -2.96%     4.64%   -31.71%   -5.63%    2.50%  -25.95%   -4.54%     2.93%
MFS - MFS Strategic Income Series B      6/14/94      8.19%  4.45%     4.65%     0.55%    1.79%    2.48%    6.42%    2.74%     2.93%
PIMCO - PIMCO High Yield Portfolio       4/30/98     -1.19%    N/A     1.08%    -8.65%     N/A    -1.86%   -2.81%     N/A     -0.59%
PIMCO - PIMCO Low Duration Portfolio     2/16/99      7.05%    N/A     6.34%    -0.56%     N/A     3.10%    5.31%     N/A      4.62%
PIMCO - PIMCO Total Return Portfolio    12/31/97      9.07%    N/A     7.05%     1.42%    3.99%    3.99%    7.30%    4.91%     4.91%
PIMCO - StockPLUS Growth & Income Port  12/31/97    -20.22%    N/A    -0.06%   -27.30%   -2.71%   -2.71%  -21.53%   -1.69%    -1.69%
Putnam - Putnam VT Growth & Income B      2/1/88    -18.99% -0.87%    10.35%   -26.09%   -3.54%    8.10%  -20.31%   -2.49%     8.53%
Putnam - Putnam VT Int Growth B           1/2/97    -17.67%  2.30%     4.47%   -24.80%   -0.34%    1.92%  -19.02%    0.63%     2.75%
Putnam - Putnam VT Int New Opp B          1/2/97    -13.63% -2.42%    -2.07%   -20.84%   -5.10%   -4.66%  -15.05%   -4.03%    -3.67%
Putnam - Putnam VT New Value Class B      1/2/97    -15.60%  2.56%     4.91%   -22.78%   -0.09%    2.35%  -16.99%    0.89%     3.19%
Putnam - Putnam VT Vista Class B Share    1/2/97    -30.60% -4.20%    -0.12%   -37.48%   -6.88%   -2.68%  -31.74%   -5.76%    -1.75%
Scudder I - International Portfolio B     5/8/97    -18.37% -4.15%     4.40%   -25.73%   -7.02%   -6.08%  -19.95%   -5.89%    -5.02%
Scudder II - Government Securities Por    9/3/87      8.05%  6.78%     6.69%     0.41%    4.12%    5.34%    6.28%    5.04%     5.79%
Scudder II - Scudder II SVS Dreman Sma    5/1/96    -11.43% -0.21%    -0.13%   -18.61%   -2.63%   12.08%  -12.80%   -1.59%    12.67%
Scudder II - Small Cap Growth Portfoli    5/2/94    -33.46% -7.59%     5.31%   -40.28%   -9.93%    3.35%  -34.56%   -8.71%     3.77%
Zenith - Davis Venture Value E          10/31/94    -16.55%    N/A   -14.94%   -23.70%   -1.00%    9.26%  -17.92%   -0.01%     9.71%
Zenith - Harris Oakmark Focused Value    4/30/94     -9.06%    N/A     2.70%   -16.37%    2.95%    8.44%  -10.56%    3.89%     8.89%
Zenith - Zenith Capital Guardian US Eq    5/1/02        N/A    N/A   -21.10%       N/A      N/A  -29.25%      N/A     N/A    -21.97%
Zenith - Zenith Jennison Growth Portfo    5/1/02        N/A    N/A   -23.00%       N/A      N/A  -31.13%      N/A     N/A    -23.85%
Zenith - Zenith MFS Investors Trust B    4/30/99        N/A    N/A   -16.36%   -27.41%      N/A  -13.34%  -21.63%     N/A    -11.16%
Zenith - Zenith MFS Total Return B       4/30/87        N/A    N/A    -7.91%   -12.89%    0.28%    7.26%   -7.06%    1.25%     7.69%
MetLife - MetLife MFS Research B          4/30/99   -18.99% -0.87%    10.35%   -31.39%      N/A  -13.53%  -25.52%      N/A   -11.21%
MetLife - MetLife Putnam Int. Stock B      5/1/91       N/A    N/A   -18.10%   -24.92%   -6.49%   -1.54%  -19.02%   -5.23%    -0.95%
MetLife - MetLife/Putnam Voyager Portfol   5/1/02       N/A    N/A   -18.68%       N/A      N/A  -26.94%      N/A      N/A   -19.57%




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 4                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                  10 YRS OR                     10 YRS OR                 10 YRS OR
                                        INCEPTION                   SINCE                         SINCE                       SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR INCEPTION  1 YEAR    5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION
AIM - Aim Capital Appreciation            5/5/93   -24.35%  -2.26%   7.32%    -31.47%    -6.61%    3.99%  -25.71%   -5.49%     4.41%
AIM - Aim Capital Appreciation B          5/5/93   -24.52%  -2.49%   7.06%    -31.61%    -6.67%    3.95%  -25.85%   -5.55%     4.38%
AIM - Aim International Growth Fund       5/5/93   -15.67%  -3.20%   4.26%    -22.97%    -7.91%    0.78%  -17.18%   -6.75%     1.21%
AIM - Aim International Growth Fund B     5/5/93   -15.89%  -3.44%   4.00%    -23.22%    -7.98%    0.74%  -17.43%   -6.82%     1.17%
AIM - Aim Premier Equity                  5/5/93   -30.26%  -2.19%   7.84%    -37.24%    -7.04%    3.48%  -31.51%   -5.91%     3.91%
AIM - AIM Premier Equity Fund B           5/5/93   -30.44%  -2.43%   7.57%    -37.44%    -7.10%    3.45%  -31.70%   -5.97%     3.87%
Alliance - AllianceBernstein Real Esta   4/24/01     2.31%     N/A   9.41%     -5.37%       N/A    3.89%    0.48%     N/A      7.46%
Alliance - AllianceBernstein Small Cap    5/1/01    -6.37%     N/A   2.89%    -13.87%       N/A   -2.67%   -8.04%     N/A      1.05%
Alliance - AllianceBernstein Value B      5/1/01   -12.95%     N/A  -7.59%    -20.30%       N/A  -13.19%  -14.51%     N/A     -9.24%
Alliance - Premier Growth Portfolio B    7/14/99   -30.84%     N/A -16.39%    -37.81%       N/A  -20.51%  -32.08%     N/A    -17.87%
American Century - VP Income & Growth   10/30/97   -19.37%  -0.22%   1.25%    -26.59%    -3.03%   -1.56%  -20.81%   -2.00%    -0.56%
American Century - VP International Fu    5/2/94   -20.37%  -1.79%   3.27%    -27.57%    -4.60%    1.00%  -21.79%   -3.54%     1.43%
American Century - VP Value Fund          5/1/96   -12.62%   3.89%   8.41%    -19.98%     1.08%    5.83%  -14.18%    2.04%     6.47%
Dreyfus - Dreyfus VIF-Appreciation Por    4/5/93    -0.18%   0.00%  10.18%    -24.16%    -1.20%    7.71%  -18.38%   -0.21%     8.15%
Dreyfus - Dreyfus VIF-Disciplined Stoc    5/1/96    -0.24%  -0.03%   7.08%    -29.87%    -4.64%    2.92%  -24.10%   -3.58%     3.58%
Dreyfus - Dreyfus VIP-Stock Index Fund   9/29/89    -0.23%  -0.02%   9.23%    -29.70%    -3.81%    6.79%  -23.93%   -2.77%     7.23%
Fidelity - Fidelity Equity-Income Fund   10/9/86   -17.15%   0.13%   9.97%    -24.42%    -2.69%    7.57%  -18.63%   -1.66%     8.00%
Fidelity - Fidelity Growth Fund B        10/9/86   -30.30%  -0.55%  10.33%    -37.28%    -3.37%    7.92%  -31.54%   -2.34%     8.35%
Fidelity - Fidelity High Income Fund B   9/20/85     3.30%  -6.22%   6.69%     -4.40%    -9.11%    0.68%    1.46%   -7.89%     1.13%
Franklin - Franklin Mutual Shares B      11/8/96   -11.81%   3.98%   6.60%    -19.19%     1.16%    4.00%  -13.39%    2.12%     4.69%
Franklin - Franklin Small Cap B          11/1/95   -28.68%   0.03%   6.34%    -35.70%    -2.77%    3.99%  -29.96%   -1.75%     4.44%
Franklin - Large Cap Growth Securities    5/1/96   -23.19%   2.52%   6.50%    -30.33%    -0.28%    3.95%  -24.56%    0.69%     4.60%
Franklin - Templeton Dev Markets Secur    3/4/96    -0.15%  -5.47%  -9.57%     -7.77%    -8.35%  -12.21%   -1.93%   -7.16%   -11.18%
Franklin - Templeton Foreign Securitie    5/1/92   -18.56%  -2.13%   6.63%    -25.80%    -4.96%    4.29%  -20.02%   -3.88%     4.72%
Franklin - Templeton Global Income Sec   1/24/89    21.15%   5.34%   6.76%     13.07%     2.53%    4.42%   18.99%    3.47%     4.86%
Franklin - Templeton Growth Securities   3/15/94   -18.49%   1.46%   6.36%    -25.73%    -1.14%    3.77%  -19.95%   -0.15%     4.21%
Goldman Sachs - Goldman Sachs Growth &   1/12/98   -11.34%     N/A  -3.17%    -18.73%       N/A   -6.26%  -12.92%      N/A    -4.90%
Goldman Sachs - Goldman Sachs Int'l Eq   1/12/98   -18.34%     N/A  -2.71%    -25.58%       N/A   -5.77%  -19.80%      N/A    -4.45%
INVESCO - INVESCO VIF-Dynamics Fund      8/25/97   -31.90%  -3.43%  -2.60%    -38.85%    -6.25%   -5.40%  -33.12%   -5.15%    -4.34%
INVESCO - INVESCO VIF-High Yield Fund    5/26/94    -1.30%   3.86%   3.58%     -8.90%    -6.72%    1.22%   -3.06%   -5.58%     1.65%
Keyport - Liberty Newport Tiger Fund      5/1/95   -12.83%  -1.39%   2.05%    -24.23%    -4.96%   -5.13%  -18.45%   -3.88%    -4.69%
Met Investors - J.P. Morgan Enhanced I    5/1/96   -25.12%     N/A -14.67%    -32.21%    -4.73%    2.44%  -26.46%   -3.67%     3.10%
Met Investors - J.P. Morgan Internatio    5/1/96   -16.51%     N/A -13.21%    -23.79%    -7.05%   -3.60%  -18.00%   -5.91%    -2.84%
Met Investors - J.P. Morgan Quality Bo    5/1/96     8.59%     N/A   7.13%      0.78%     3.67%    4.43%    6.66%    4.59%     5.10%
Met Investors - J.P. Morgan Select Equ    5/1/96   -25.83%     N/A -12.59%    -32.91%    -5.58%    0.71%  -27.15%   -4.48%     1.40%
Met Investors - J.P. Morgan Small Cap     5/1/96   -21.19%     N/A  -7.55%    -28.37%    -5.44%   -0.49%  -22.60%   -4.34%     0.22%
Met Investors - Janus Aggressive Growt   2/12/01   -27.83%     N/A -28.31%    -34.87%       N/A  -34.03%  -29.12%      N/A   -29.63%



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (MLIOC)                               Accumulation               Accumulation
SEVEN YEAR VA                                                                      Unit Performance            Unit Performance
AS OF 12/31/02                                               Column A                  Column B                    Column C
CHART 4 (continued)                                                                                       (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                        PORTFOLIO                  10 YRS OR                   10 YRS OR                   10 YRS OR
                                        INCEPTION                   SINCE                        SINCE                       SINCE
                PORTFOLIO                  DATE    1 YEAR   5 YEAR INCEPTION  1 YEAR  5 YEAR   INCEPTION  1 YEAR   5 YEAR  INCEPTION
Met Investors - Lord Abbett Bond Deben    5/1/96   -0.57%     N/A   0.33%      -8.19%  -0.31%     3.41%   -2.35%   0.68%      4.08%
Met Investors - Lord Abbett Developing  11/20/97  -29.14%     N/A -10.20%     -36.15%  -8.49%    -7.14%  -30.40%  -7.31%     -6.01%
Met Investors - Lord Abbett Growth & I  12/11/89  -18.12%     N/A  -7.17%     -25.36%   0.08%     8.54%  -19.58%   1.05%      8.98%
Met Investors - Lord Abbett Growth Opp   2/12/01  -24.41%     N/A -18.82%     -31.52%     N/A   -24.29%  -25.76%     N/A    -20.30%
Met Investors - Lord Abbett Mid-Cap Va   8/20/97   -9.58%     N/A   0.38%     -17.01%   6.87%     7.18%  -11.20%   7.75%      8.02%
Met Investors - Met Putnam Research Po   2/12/01  -20.81%     N/A -20.64%     -28.00%     N/A   -26.15%  -22.23%     N/A    -22.09%
Met Investors - MFS Research Internati   2/12/01  -11.80%     N/A -14.25%     -19.18%     N/A   -19.63%  -13.38%     N/A    -15.80%
Met Investors - MIST AIM Mid Cap Core    10/9/01  -10.82%     N/A  -1.35%     -18.22%     N/A    -8.09%  -12.41%     N/A     -3.12%
Met Investors - MIST AIM Small Cap Gro   10/9/01  -27.50%     N/A -11.37%     -34.55%     N/A   -18.04%  -28.80%     N/A    -12.98%
Met Investors - MIST Harris Oakmark In   10/9/01  -18.09%     N/A  -8.33%     -25.34%     N/A   -15.01%  -19.55%     N/A     -9.98%
Met Investors - MIST Third Ave Small C    5/1/02      N/A     N/A -16.90%         N/A     N/A   -25.19%      N/A     N/A    -17.90%
Met Investors - Oppenheimer Capital Ap   2/12/01  -24.73%     N/A -20.74%     -31.84%     N/A   -26.25%  -26.08%     N/A    -22.19%
Met Investors - PIMCO Innovation Portf   2/12/01  -50.73%     N/A -46.83%     -57.28%     N/A   -53.53%  -51.61%     N/A    -47.83%
Met Investors - PIMCO Money Market Por   2/12/01    1.09%     N/A   2.07%      -6.55%     N/A    -3.12%   -0.71%     N/A      0.25%
Met Investors - PIMCO Total Return Por   2/12/01    9.29%     N/A   8.49%       1.47%     N/A     3.33%    7.34%     N/A      6.56%
Met Investors - T Rowe Price Mid Cap G   2/12/01  -44.04%     N/A -33.25%     -50.73%     N/A   -39.16%  -45.04%     N/A    -34.49%
MetLife - MetLife Stock Index B           5/1/90  -22.52%     N/A -16.44%     -29.67%  -4.18%     7.22%  -23.90%  -3.13%      7.66%
MFS - MFS Emerging Growth Series B        7/4/95  -33.85%  -3.51%   4.63%     -40.76%  -6.33%     2.34%  -35.04%  -5.24%      2.76%
MFS - MFS High Income Series B          12/31/97    2.33%   0.66%   4.44%      -5.35%  -2.17%     2.13%    0.50%  -1.14%      2.58%
MFS - MFS Investors Trust Series B       7/26/95  -21.15%  -2.95%   5.60%     -28.33%  -5.78%     3.27%  -22.56%  -4.68%      3.71%
MFS - MFS New Discovery Series B         4/29/98  -31.80%     N/A   2.49%     -38.75%     N/A    -0.57%  -33.02%     N/A      0.65%
MFS - MFS Research Series B              7/26/95  -24.72%  -2.96%   4.64%     -31.82%  -5.78%     2.34%  -26.07%  -4.68%      2.77%
MFS - MFS Strategic Income Series B      6/14/94    8.19%   4.45%   4.65%       0.39%   1.63%     2.32%    6.26%   2.59%      2.78%
PIMCO - PIMCO High Yield Portfolio       4/30/98   -1.19%     N/A   1.08%      -8.79%     N/A    -2.01%   -2.95%     N/A     -0.74%
PIMCO - PIMCO Low Duration Portfolio    12/31/97    7.05%     N/A   6.34%      -0.72%     N/A     2.94%    5.15%     N/A      4.46%
PIMCO - PIMCO Total Return Portfolio    12/31/97    9.07%     N/A   7.05%       1.26%   3.83%     3.83%    7.14%   4.75%      4.75%
PIMCO - StockPLUS Growth & Income Port    2/1/88  -20.22%     N/A  -0.06%     -27.42%  -2.86%    -2.86%  -21.65%  -1.84%     -1.84%
Putnam - Putnam VT Growth & Income B      1/2/97  -18.99%  -0.87%  10.35%     -26.21%  -3.69%     7.94%  -20.43%  -2.64%      8.37%
Putnam - Putnam VT Int Growth B           1/2/97  -17.67%   2.30%   4.47%     -24.92%  -0.49%     1.76%  -19.14%   0.48%      2.60%
Putnam - Putnam VT Int New Opp B          1/2/97  -13.63%  -2.42%  -2.07%     -20.97%  -5.25%    -4.81%  -15.17%  -4.17%     -3.82%
Putnam - Putnam VT New Value Class B      1/2/97  -15.60%   2.56%   4.91%     -22.90%  -0.25%     2.19%  -17.11%   0.74%      3.04%
Putnam - Putnam VT Vista Class B Share    1/2/97  -30.60%  -4.20%  -0.12%     -37.58%  -7.03%    -2.83%  -31.84%  -5.91%     -1.90%
Scudder I - International Portfolio B     5/8/97  -18.37%  -4.15%   4.40%     -25.85%  -7.16%    -6.23%  -20.07%  -6.03%     -5.17%
Scudder II - Government Securities Por    9/3/87    8.05%   6.78%   6.69%       0.25%   3.96%     5.19%    6.12%   4.88%      5.63%
Scudder II - Scudder II SVS Dreman Sma    5/1/96  -11.43%  -0.21%  -0.13%     -18.74%  -2.78%    11.91%  -12.93%  -1.73%     12.50%
Scudder II - Small Cap Growth Portfoli    5/2/94  -33.46%  -7.59%   5.31%     -40.38% -10.07%     3.22%  -34.65%  -8.85%      3.64%
Zenith - Davis Venture Value E          10/31/94  -16.55%     N/A -14.94%     -23.83%  -1.15%     9.10%  -18.04%  -0.16%      9.54%
Zenith - Harris Oakmark Focused Value    4/30/94   -9.06%     N/A   2.70%     -16.50%   2.79%     8.28%  -10.69%   3.73%      8.72%
Zenith - Zenith Capital Guardian US Eq    5/1/02      N/A     N/A -21.10%         N/A     N/A    -29.33%    N/A      N/A    -22.05%
Zenith - Zenith Jennison Growth Portfo    5/1/02      N/A     N/A -23.00%         N/A     N/A    -31.20%    N/A      N/A    -23.92%
Zenith - Zenith MFS Investors Trust B    4/30/99      N/A     N/A -16.36%     -27.53%     N/A    -13.48% -21.75%     N/A    -11.29%
Zenith - Zenith MFS Total Return B       4/30/87      N/A     N/A  -7.91%     -13.02%   0.12%      7.10%  -7.20%   1.10%      7.53%
MetLife - MetLife MFS Research B          4/30/99 -18.99%  -0.87%  10.35%     -31.50%    N/A     -13.67% -25.63%     N/A    -11.35%
MetLife - MetLife Putnam Int. Stock B      5/1/91     N/A     N/A -18.10%     -25.05%  -6.64%     -1.69% -19.14%  -5.37%     -1.10%
MetLife - MetLife/Putnam Voyager Portfol   5/1/02     N/A     N/A -18.68%         N/A    N/A     -27.02%    N/A      N/A    -19.65%

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

o dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

o the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is     (i)      the net asset value per share of the portfolio at the end of the current business day; plus

         (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is     (i)      the separate account product charges and for each day
                  since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

         (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o        You may not make a transfer from the fixed account to the Separate
         Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o        You may make a transfer from the Separate Account to the fixed account.
         The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment portfolios of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over Separate Account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

                         CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

CHART 3 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.55% on an annual basis)

                                                            Period Ended           Period Ended
                                                              12/31/01              12/31/02
------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                      11.401035              11.17073
     End of Period                                            11.17073               8.319806
     Number of Accum. Units Outstanding                       2,193.1556             8,582.8946

AIM V.I. International Growth Sub-Account
(formerly AIM V.I. International Equity sub-account)
     Beginning of Period                                      10.460362              9.542879
     End of Period                                            9.542879               7.923193
     Number of Accum. Units Outstanding                       2,521.5419             2,519.2420

AIM V.I. Premier Equity Sub-Account
(formerly AIM V.I. Value sub-account)
     Beginning of Period                                      12.328241              12.13992
     End of Period                                            12.13992               8.336069
     Number of Accum. Units Outstanding                       5,756.2592             4,507.4375

AIM Variable Insurance Funds (Class B):

AIM V.I. Capital Appreciation Sub-Account (Class B)
     Beginning of Period      05/01/2002                                             10.484032
     End of Period                                                                   8.31071
     Number of Accum. Units Outstanding                                              9.5383

AIM V.I. International Growth Sub-Account Class B
(formerly AIM V.I. International Equity sub-account)
     Beginning of Period      05/01/2002                                             9.69135
     End of Period                                                                   7.90838
     Number of Accum. Units Outstanding                                              10.3185

AIM V.I. Premier Equity Sub-Account Class B
(formerly AIM V.I. Value sub-account)
     Beginning of Period      05/01/2002                                             10.815494
     End of Period                                                                   8.318328
     Number of Accum. Units Outstanding                                              80.7748

Alliance Variable Products Series Fund, Inc. (Class B):

Premier Growth Sub-Account
     Beginning of Period                                      13.360301              12.75341
     End of Period                                            12.75341               8.684257
     Number of Accum. Units Outstanding                       9,848.6171             35,444.3029

AllianceBernstein Real Estate
  Investment Sub-Account
     Beginning of Period                                      9.045834               10.18208
     End of Period                                            10.18208               10.25679
Number of Accum. Units Outstanding                            3,445.9808             17,798.4051

AllianceBernstein Value Sub-Account
     Beginning of Period                                      10.000000              9.966212
     End of Period                                            9.966212               8.542022
     Number of Accum. Units Outstanding                       10.0000                10.0000

AllianceBernstein Small Cap Value Sub-Account
     Beginning of Period                                      10.000000              11.08457
     End of Period                                            11.08457               10.21848
     Number of Accum. Units Outstanding                       10.0000                10.0000

American Century Variable Portfolios, Inc.:

VP Income & Growth Sub-Account
     Beginning of Period                                      8.268891               8.214478
     End of Period                                            8.214478               6.521269
     Number of Accum. Units Outstanding                       10,406.4367            52,032.4045

VP International  Sub-Account
     Beginning of Period                                      8.495151               7.179717
     End of Period                                            7.179717               5.629027
     Number of Accum. Units Outstanding                       620.4316               647.6801

VP Value Sub-Account
     Beginning of Period                                      11.138556              12.41577
     End of Period                                            12.41577               10.68182
     Number of Accum. Units Outstanding                       4,248.6333             19,220.5462

Dreyfus Variable Investment Fund (Service Shares):

Dreyfus Stock Index (Service
   Shares) Sub-Account
     Beginning of Period                                      8.158267               7.959924
     End of Period                                            7.959924               6.070194
     Number of Accum. Units Outstanding                       12.2575                2,237.3439

Appreciation Sub-Account
     Beginning of Period                                      8.945879               8.823014
     End of Period                                            8.823014               7.219814
     Number of Accum. Units Outstanding                       10,608.6156            16,515.9200

Disciplined Stock Sub-Account
     Beginning of Period                                      8.119154               7.860477
     End of Period                                            7.860477               5.980777
     Number of Accum. Units Outstanding                       12.3166                12.3166

Fidelity Variable Insurance Products
Fund (Service Class 2 Shares):
High Income Sub-Account
     Beginning of Period                                      10.000000              9.015854
     End of Period                                            9.015854               9.170045
     Number of Accum. Units Outstanding                       10.0000                10.0000

Growth Sub-Account
     Beginning of Period                                      14.011787              12.59842
     End of Period                                            12.59842               8.646314
     Number of Accum. Units Outstanding                       7.1368                 7.1368

Equity-Income Sub-Account
     Beginning of Period                                      11.741897              11.13058
     End of Period                                            11.13058               9.079468
     Number of Accum. Units Outstanding                       8.5165                 764.7344

Franklin Templeton Variable Insurance
Products Trust (Class 2 Shares):

Franklin Small Cap Sub-Account
     Beginning of Period                                      11.207439              12.18446
     End of Period                                            12.18446               8.555648
     Number of Accum. Units Outstanding                       8.9226                 8.9226

Franklin Large Cap
  Growth Securities Sub-Account
     Beginning of Period                                      13.87405               13.29046
     End of Period                                            13.29046               10.05137
     Number of Accum. Units Outstanding                       1,267.3965             2,305.8395

Templeton Developing Markets
  Securities Sub-Account
     Beginning of Period                                      6.977784               6.969734
     End of Period                                            6.969734               6.852423
     Number of Accum. Units Outstanding                       2,526.9829             9,153.2524

Templeton Global Income
  Securities Sub-Account
     Beginning of Period                                      9.755873               10.13298
     End of Period                                            10.13298               12.08722
     Number of Accum. Units Outstanding                       10.2502                10.2502

Templeton Foreign Securities
(formerly Templeton International Securities sub-account)
     Beginning of Period                                      9.492602               8.908162
     End of Period                                            8.908162               7.142932
     Number of Accum. Units Outstanding                       10.5345                2,140.4107

Templeton Growth Securities Sub-Account
     Beginning of Period                                      12.599543              12.933
     End of Period                                            12.933                 10.37948
     Number of Accum. Units Outstanding                       7.9368                 600.0213

Mutual Shares Securities Sub-Account
     Beginning of Period                                      11.957464              12.21925
     End of Period                                            12.21925               10.61013
     Number of Accum. Units Outstanding                       3,223.7328             7,856.6885

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                      7.687457               7.19399
     End of Period                                            7.19399                4.823712
     Number of Accum. Units Outstanding                       6,554.8821             26,869.3205

INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                      8.738366               7.387287
     End of Period                                            7.387287               7.179396
     Number of Accum. Units Outstanding                       3,156.8182             3,301.2151

Liberty Variable Investment Trust:

Newport Tiger Fund, Variable
Series (Class A) Sub-Account
     Beginning of Period                                      10.955669              10.28709
     End of Period                                            10.28709               8.41035
     Number of Accum. Units Outstanding                       9.1277                 9.1277

Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Sub-Account
(formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period                                      10.000000              10.98749
     End of Period                                            10.98749               9.64818
     Number of Accum. Units Outstanding                       10.0000                1,129.6438

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period                                      10.000000              11.84828
     End of Period                                            11.84828               8.457339
     Number of Accum. Units Outstanding                       909.5980               2,153.6888

Janus Aggressive Growth Sub-Account
     Beginning of Period                                      7.79107                7.299489
     End of Period                                            7.299489               5.186539
     Number of Accum. Units Outstanding                       12.8346                978.4342

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period                                      17.111181              17.12156
     End of Period                                            17.12156               12.62365
     Number of Accum. Units Outstanding                       1,382.4796             2,829.6008

J.P. Morgan International Equity Sub-Account
     Beginning of Period                                      11.366251              10.50115
     End of Period                                            10.50115               8.63206
     Number of Accum. Units Outstanding                       479.7523               479.7523

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period                                      13.042663              13.38706
     End of Period                                            13.38706               14.31388
Number of Accum. Units Outstanding                            4,848.5062             39,967.4057

J.P. Morgan Select Equity Sub-Account
     Beginning of Period                                      14.90962               15.70066
     End of Period                                            15.70066               11.46641
     Number of Accum. Units Outstanding                       559.8207               1,808.7533

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period                                      13.031953              14.24544
     End of Period                                            14.24544               11.0538
     Number of Accum. Units Outstanding                       7.6734                 1,002.2128

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                      13.959643              13.96213
     End of Period                                            13.96213               13.66858
     Number of Accum. Units Outstanding                       8,168.4712             16,133.3381

Lord Abbett Developing Growth Sub-Account
     Beginning of Period                                      9.17016                10.59537
     End of Period                                            10.59537               7.392581
     Number of Accum. Units Outstanding                       10.9049                2,766.1747

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                      39.910653              41.3445
     End of Period                                            41.3445                33.33205
     Number of Accum. Units Outstanding                       17,245.9811            26,942.6715

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period                                      8.16364                8.809572
     End of Period                                            8.809572               6.556337
     Number of Accum. Units Outstanding                       2,043.6725             5,364.3615

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period                                      15.845706              17.43823
     End of Period                                            17.43823               15.52445
     Number of Accum. Units Outstanding                       4,641.5827             18,885.4863

MFS Research International Sub-Account
     Beginning of Period                                      8.739813               8.371336
     End of Period                                            8.371336               7.269814
     Number of Accum. Units Outstanding                       1,930.9534             5,925.7458

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS Mid Cap Growth Sub-Account)
     Beginning of Period                                      7.6153                 8.226988
     End of Period                                            8.226988               4.53311
     Number of Accum. Units Outstanding                       1,613.9483             3,621.6049

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                      8.580057               8.456989
     End of Period                                            8.456989               6.267067
     Number of Accum. Units Outstanding                       747.6498               3,760.1029

PIMCO Innovation Sub-Account
     Beginning of Period                                      6.761984               6.08625
     End of Period                                            6.08625                2.952425
     Number of Accum. Units Outstanding                       1,543.0729             3,013.1738

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.075368              10.52389
     End of Period                                            10.52389               11.32506
     Number of Accum. Units Outstanding                       9.9247                 33,722.1519

PIMCO Money Market Sub-Account
     Beginning of Period                                      10.041941              10.14236
     End of Period                                            10.14236               10.09583
     Number of Accum. Units Outstanding                       9.9589                 15,478.5104

Met/Putnam Research Sub-Account
     Beginning of Period                                      8.189391               8.056476
     End of Period                                            8.056476               6.28159
     Number of Accum. Units Outstanding                       2,422.7418             2,052.6998

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period                                      10.000000              10.93189
     End of Period                                            10.93189               8.816298
     Number of Accum. Units Outstanding                       1,413.5343             2,550.0289

Third Avenue Small Cap Value Sub-Account
     Beginning of Period      05/01/2002                                             10.000000
     End of Period                                                                   8.224231
     Number of Accum. Units Outstanding                                              2,171.0641

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period                                      10.000000              10.84612
     End of Period                                            10.84612               8.274548
     Number of Accum. Units Outstanding                       10.0000                3,970.4340

MFS Variable Insurance Trust (Service Class):

MFS Emerging Growth Sub-Account
     Beginning of Period                                      13.158597              11.95567
     End of Period                                            11.95567               7.786244
     Number of Accum. Units Outstanding                       7.5996                 7.5996

MFS Strategic Income Sub-Account
(formerly known as MFS (R) Global Governments
Sub-Account)
     Beginning of Period                                      10.665345              10.92827
     End of Period                                            10.92827               11.64131
     Number of Accum. Units Outstanding                       9.3762                 59.0773

MFS Investors Trust Sub-Account
     Beginning of Period                                      11.029498              10.33195
     End of Period                                            10.33195               8.020934
     Number of Accum. Units Outstanding                       4,119.2201             17,894.9599

MFS High Income Sub-Account
     Beginning of Period                                      9.733531               9.529217
     End of Period                                            9.529217               9.600956
     Number of Accum. Units Outstanding                       1,686.3184             18,543.5846

MFS Research Sub-Account
     Beginning of Period                                      11.749005              10.82616
     End of Period                                            10.82616               8.024413
     Number of Accum. Units Outstanding                       8.5114                 8.5114

MFS New Discovery Sub-Account
     Beginning of Period                                      7.390419               8.03266
     End of Period                                            8.03266                5.393776
     Number of Accum. Units Outstanding                       6,844.7993             29,287.6353

New England Zenith Fund:

Capital Guardian U.S. Equity Sub-Account (Class B)
     Beginning of Period      05/01/2002                                             10.000000
     End of Period                                                                   7.808491
     Number of Accum. Units Outstanding                                              6,018.1804

Davis Venture Value Sub-Account (Class E)
     Beginning of Period                                      10.197092              10.14469
     End of Period                                            10.14469               8.3354
     Number of Accum. Units Outstanding                       1,905.9408             11,033.7659

Harris Oakmark Focused Value Sub-Account (Class B)
(formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period                                      10.163981              11.93378
     End of Period                                            11.93378               10.6849
     Number of Accum. Units Outstanding                       9.8382                 1,143.4311

Jennison Growth Sub-Account (Class B)
     Beginning of Period      05/01/2002                                             10.000000
     End of Period                                                                   7.620419
     Number of Accum. Units Outstanding                                              1,242.4475

MFS Total Return Sub-Account (Class B)
     Beginning of Period      05/01/2002                                             10.000000
     End of Period                                                                   9.1142
     Number of Accum. Units Outstanding                                              176.5401

MFS Investors Trust Sub-Account (Class B)
     Beginning of Period      05/01/2002                                             10.000000
     End of Period                                                                   8.277696
     Number of Accum. Units Outstanding                                              18,696.6270

PIMCO Variable Insurance Trust (Administrative Class):

PIMCO High Yield Sub-Account
     Beginning of Period                                      9.813112               9.942579
     End of Period                                            9.942579               9.67314
     Number of Accum. Units Outstanding                       10.1904                10.1904

PIMCO Low Duration Sub-Account
     Beginning of Period                                      10.898695              11.33567
     End of Period                                            11.33567               11.94912
     Number of Accum. Units Outstanding                       921.9013               3,980.8434

PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                                      8.16871                8.100489
     End of Period                                            8.100489               6.363091
     Number of Accum. Units Outstanding                       3,829.7348             1,080.9607

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.990799              11.48014
     End of Period                                            11.48014               12.33013
     Number of Accum. Units Outstanding                       5,979.5864             43,952.5055

Putnam Variable Trust (Class IB):

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                      11.579412              11.21067
     End of Period                                            11.21067               8.942238
     Number of Accum. Units Outstanding                       1,342.5056             2,043.8923

Putnam VT International Growth Sub-Account
     Beginning of Period                                      14.406299              12.91762
     End of Period                                            12.91762               10.47142
     Number of Accum. Units Outstanding                       4,731.6431             24,645.5431

Putnam VT International New
Opportunities Sub-Account
     Beginning of Period                                      10.870934              9.713052
     End of Period                                            9.713052               8.259805
     Number of Accum. Units Outstanding                       9.1988                 1,048.4895

Putnam VT New Value Sub-Account
     Beginning of Period                                      12.663647              12.74994
     End of Period                                            12.74994               10.59483
     Number of Accum. Units Outstanding                       7.8966                 7.8966

Putnam VT Vista Sub-Account
     Beginning of Period                                      11.886743              11.02442
     End of Period                                            11.02442               7.533023
     Number of Accum. Units Outstanding                       8.4127                 8.4127

Scudder Variable Series I (Class B):

International Sub-Account
     Beginning of Period                                      7.574525               6.122784
     End of Period                                            6.122784               4.905998
     Number of Accum. Units Outstanding                       3,465.9875             5,840.5607
Scudder Variable Series II:

Scudder Government Securities Sub-Account
     Beginning of Period                                      11.799539              12.22946
     End of Period                                            12.22946               13.01088
     Number of Accum. Units Outstanding                       8.4749                 730.0024

Scudder Small Cap Growth Sub-Account
     Beginning of Period                                      9.865125               9.571151
     End of Period                                            9.571151               6.270096
     Number of Accum. Units Outstanding                       10.1367                10.1367

SVS Dreman Small Cap Value Sub-Account
(formerly Scudder Small Cap Value sub-account)
     Beginning of Period                                      8.896468               10.56884
     End of Period                                            10.56884               9.225035
     Number of Accum. Units Outstanding                       912.7454               6,456.1560

Goldman Sachs Fund Series:

Goldman Sachs Growth & Income Sub-Account
     Beginning of Period                                      8.657172               8.647553
     End of Period                                            8.647553               7.549018
     Number of Accum. Units Outstanding                       11.5511                11.5511

Goldman Sachs Int'l Equity Sub-Account
     Beginning of Period                                      11.035464              9.730088
     End of Period                                            9.730088               7.823598
     Number of Accum. Units Outstanding                       9.0617                 9.0617

Goldman Sachs Global Income Sub-Account
     Beginning of Period                                      11.599133
     End of Period                                            11.71989
     Number of Accum. Units Outstanding                       449.7028

Goldman Sachs Internet Tollkpr Sub-Account
     Beginning of Period                                      4.961921
     End of Period                                            4.255263
     Number of Accum. Units Outstanding                       2,276.9768




CHART 4 - Contracts with Additional Death Benefit - Earnings Preservation
Benefit (total separate account product charges equal 1.65% on an annual basis)

                                                            Period Ended      Period Ended
                                                              12/31/01          12/31/02
------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                      11.401035         11.16239
     End of Period                                            11.16239          8.305264
     Number of Accum. Units Outstanding                       7,311.7802        10,417.8186

AIM V.I. International Growth Sub-Account
(formerly AIM V.I. International Equity sub-account)
     Beginning of Period                                      10.460362         9.535727
     End of Period                                            9.535727          7.909335
     Number of Accum. Units Outstanding                       526.3286          541.3707

AIM V.I. Premier Equity Sub-Account
(formerly AIM V.I. Value sub-account)
     Beginning of Period                                      12.328241         12.13084
     End of Period                                            12.13084          8.321485
     Number of Accum. Units Outstanding                       10,835.3030       13,981.5352

AIM Variable Insurance Funds (Class B):

AIM V.I. Capital Appreciation Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.47272
     End of Period                                                              8.29619
     Number of Accum. Units Outstanding                                         9.5486

AIM V.I. International Growth Sub-Account Class B
(formerly AIM V.I. International Equity sub-account)
     Beginning of Period      05/01/2002                                        9.680874
     End of Period                                                              7.89454
     Number of Accum. Units Outstanding                                         10.3296

AIM V.I. Premier Equity Sub-Account Class B
(formerly AIM V.I. Value sub-account)
     Beginning of Period      05/01/2002                                        10.803813
     End of Period                                                              8.303774
     Number of Accum. Units Outstanding                                         241.0308

Alliance Variable Products Series Fund, Inc. (Class B):

Premier Growth Sub-Account
     Beginning of Period                                      13.360301         12.74415
     End of Period                                            12.74415          8.669262
     Number of Accum. Units Outstanding                       21,721.4771       77,432.3935

AllianceBernstein Real Estate
  Investment Sub-Account
     Beginning of Period                                      9.045735          10.17497
     End of Period                                            10.17497          10.23938
Number of Accum. Units Outstanding                            9,003.7151        18,494.4980

AllianceBernstein Value Sub-Account
     Beginning of Period                                      10.000000         9.959547
     End of Period                                            9.959547          8.527764
     Number of Accum. Units Outstanding                       10.0000           2,738.5779

AllianceBernstein Small Cap Value Sub-Account
     Beginning of Period                                      10.000000         11.07716
     End of Period                                            11.07716          10.20143
     Number of Accum. Units Outstanding                       1,664.9071        3,548.0096

American Century Variable Portfolios, Inc.:

VP Income & Growth Sub-Account
     Beginning of Period                                      8.268891          8.208521
     End of Period                                            8.208521          6.510021
     Number of Accum. Units Outstanding                       33,758.8506       74,801.9732

VP International  Sub-Account
     Beginning of Period                                      8.495151          7.1745
     End of Period                                            7.1745            5.61931
     Number of Accum. Units Outstanding                       11.7714           4,788.9347

VP Value Sub-Account
     Beginning of Period                                      11.138556         12.40676
     End of Period                                            12.40676          10.66339
     Number of Accum. Units Outstanding                       16,311.3607       18,410.0915

Dreyfus Variable Investment Fund (Service Shares):

Dreyfus Stock Index (Service
   Shares) Sub-Account
     Beginning of Period                                      8.158267          7.95414
     End of Period                                            7.95414           6.059699
     Number of Accum. Units Outstanding                       321.7961          41,354.5354

Appreciation Sub-Account
     Beginning of Period                                      8.945879          8.816609
     End of Period                                            8.816609          7.207355
     Number of Accum. Units Outstanding                       14,185.7048       32,178.6937

Disciplined Stock Sub-Account
     Beginning of Period                                      8.119154          7.854776
     End of Period                                            7.854776          5.97045
     Number of Accum. Units Outstanding                       12.3166           12.3166

Fidelity Variable Insurance Products
Fund (Service Class 2 Shares):
High Income Sub-Account
     Beginning of Period                                      10.000000         9.009707
     End of Period                                            9.009707          9.154638
     Number of Accum. Units Outstanding                       10.0000           407.6428

Growth Sub-Account
     Beginning of Period                                      14.011787         12.58981
     End of Period                                            12.58981          8.631748
     Number of Accum. Units Outstanding                       6,022.8256        11,294.3960

Equity-Income Sub-Account
     Beginning of Period                                      11.741897         11.12298
     End of Period                                            11.12298          9.064194
     Number of Accum. Units Outstanding                       3,614.5869        6,786.7088

Franklin Templeton Variable Insurance
Products Trust (Class 2 Shares):

Franklin Small Cap Sub-Account
     Beginning of Period                                      11.207439         12.17534
     End of Period                                            12.17534          8.540681
     Number of Accum. Units Outstanding                       1,589.3950        3,043.2107

Franklin Large Cap
  Growth Securities Sub-Account
     Beginning of Period                                      13.87405          13.28051
     End of Period                                            13.28051          10.03378
     Number of Accum. Units Outstanding                       83.3622           509.4551

Templeton Developing Markets
  Securities Sub-Account
     Beginning of Period                                      6.977784          6.964671
     End of Period                                            6.964671          6.840593
     Number of Accum. Units Outstanding                       11,943.4585       17,571.4298

Templeton Global Income
  Securities Sub-Account
     Beginning of Period                                      9.755873          10.1254
     End of Period                                            10.1254           12.06612
     Number of Accum. Units Outstanding                       10.2502           10.2502

Templeton Foreign Securities (formerly Templeton International Securities sub-account)
     Beginning of Period                                      9.492602          8.901506
     End of Period                                            8.901506          7.13045
     Number of Accum. Units Outstanding                       461.4075          2,807.8021

Templeton Growth Securities Sub-Account
     Beginning of Period                                      12.599543         12.92334
End of Period                                                 12.92334          10.36135
     Number of Accum. Units Outstanding                       7.9368            325.8700

Mutual Shares Securities Sub-Account
     Beginning of Period                                      11.957464         12.21044
     End of Period                                            12.21044          10.59187
     Number of Accum. Units Outstanding                       12,778.4336       13,616.7431

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                      7.687457          7.188752
     End of Period                                            7.188752          4.815363
     Number of Accum. Units Outstanding                       18,042.8306       44,528.6173

INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                      8.738366          7.381925
     End of Period                                            7.381925          7.167015
     Number of Accum. Units Outstanding                       3,857.0212        3,886.7343

Liberty Variable Investment Trust:

Newport Tiger Fund, Variable
Series (Class A) Sub-Account
     Beginning of Period                                      10.955669         10.27962
     End of Period                                            10.27962          8.395837
     Number of Accum. Units Outstanding                       9.1277            9.1277

Met Investors Series Trust (Class B):

Met/AIM Mid Cap Core Equity Sub-Account
(formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period                                      10.000000         10.98499
     End of Period                                            10.98499          9.63634
     Number of Accum. Units Outstanding                       3,065.3189        45,322.3834

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period                                      10.000000         11.8456
     End of Period                                            11.8456           8.446962
     Number of Accum. Units Outstanding                       2,835.0103        65,638.5673

Janus Aggressive Growth Sub-Account
     Beginning of Period                                      7.790814          7.293775
     End of Period                                            7.293775          5.177286
     Number of Accum. Units Outstanding                       12.8346           59,372.4730

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period                                      17.111181         17.10876
     End of Period                                            17.10876          12.60156
     Number of Accum. Units Outstanding                       657.8996          1,964.5527

J.P. Morgan International Equity Sub-Account
     Beginning of Period                                      11.366251         10.49328
     End of Period                                            10.49328          8.616959
     Number of Accum. Units Outstanding                       8.7980            8.7980

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period                                      13.042663         13.37705
     End of Period                                            13.37705          14.28889
Number of Accum. Units Outstanding                            5,219.7784        20,958.8089

J.P. Morgan Select Equity Sub-Account
     Beginning of Period                                      14.90962          15.68891
     End of Period                                            15.68891          11.44636
     Number of Accum. Units Outstanding                       1,512.3557        1,526.7737

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period                                      13.031953         14.23479
     End of Period                                            14.23479          11.03447
     Number of Accum. Units Outstanding                       2,152.2695        6,352.2446

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                      13.959185         13.95124
     End of Period                                            13.95124          13.64425
     Number of Accum. Units Outstanding                       8,553.7396        103,615.7632

Lord Abbett Developing Growth Sub-Account
     Beginning of Period                                      9.17016           10.58745
     End of Period                                            10.58745          7.379656
     Number of Accum. Units Outstanding                       1,338.0137        5,878.5934

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                      39.909345         41.31224
     End of Period                                            41.31224          33.27268
     Number of Accum. Units Outstanding                       15,514.9738       100,186.4942

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period                                      8.16364           8.802984
     End of Period                                            8.802984          6.54488
     Number of Accum. Units Outstanding                       9,292.0785        21,387.1753

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period                                      15.845706         17.4252
     End of Period                                            17.4252           15.49733
     Number of Accum. Units Outstanding                       11,660.6097       33,631.0251

MFS Research International Sub-Account
     Beginning of Period                                      8.739526          8.364799
     End of Period                                            8.364799          7.256874
     Number of Accum. Units Outstanding                       5,535.7263        48,101.6017

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS Mid Cap Growth Sub-Account)
     Beginning of Period                                      7.615046          8.220557
     End of Period                                            8.220557          4.525032
     Number of Accum. Units Outstanding                       1,372.2868        77,425.7419

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                      8.579774          8.450379
     End of Period                                            8.450379          6.255898
     Number of Accum. Units Outstanding                       11,907.4557       128,705.6953

PIMCO Innovation Sub-Account
     Beginning of Period                                      6.761758          6.081488
     End of Period                                            6.081488          2.947164
     Number of Accum. Units Outstanding                       7,383.9799        61,040.8579

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.075038         10.51569
     End of Period                                            10.51569          11.30492
     Number of Accum. Units Outstanding                       2,014.3428        196,889.3786

PIMCO Money Market Sub-Account
     Beginning of Period                                      10.041611         10.13444
     End of Period                                            10.13444          10.07787
     Number of Accum. Units Outstanding                       36,451.6327       333,927.2498

Met/Putnam Research Sub-Account
     Beginning of Period                                      8.18912           8.050186
     End of Period                                            8.050186          6.270402
     Number of Accum. Units Outstanding                       8,599.3444        26,921.1592

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period                                      10.000000         10.9294
     End of Period                                            10.9294           8.805453
     Number of Accum. Units Outstanding                       10.0000           26,633.5374

Third Avenue Small Cap Value Sub-Account
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              8.218733
     Number of Accum. Units Outstanding                                         25,041.8488

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period                                      10.000000         10.84365
     End of Period                                            10.84365          8.264381
     Number of Accum. Units Outstanding                       10,267.1808       113,552.3597

MFS Variable Insurance Trust (Service Class):

MFS Emerging Growth Sub-Account
     Beginning of Period                                      13.158597         11.94698
     End of Period                                            11.94698          7.772782
     Number of Accum. Units Outstanding                       7.5996            7.5996

MFS Strategic Income Sub-Account
(formerly known as MFS (R) Global Governments Sub-Account)
     Beginning of Period                                      10.665345         10.92035
     End of Period                                            10.92035          11.62124
     Number of Accum. Units Outstanding                       9.3762            932.0538

MFS Investors Trust Sub-Account
     Beginning of Period                                      11.029498         10.32445
     End of Period                                            10.32445          8.007075
     Number of Accum. Units Outstanding                       14,306.4034       33,205.5396

MFS High Income Sub-Account
     Beginning of Period                                      9.733531          9.522312
     End of Period                                            9.522312          9.584415
     Number of Accum. Units Outstanding                       3,861.7645        16,757.7141

MFS Research Sub-Account
     Beginning of Period                                      11.749005         10.81829
     End of Period                                            10.81829          8.010563
     Number of Accum. Units Outstanding                       507.1236          8.5114

MFS New Discovery Sub-Account
     Beginning of Period                                      7.390419          8.026828
     End of Period                                            8.026828          5.384463
     Number of Accum. Units Outstanding                       20,913.2988       82,512.4738

New England Zenith Fund:

Capital Guardian U.S. Equity Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              7.803262
     Number of Accum. Units Outstanding                                         1,733.9391

Davis Venture Value Sub-Account (Class E)
     Beginning of Period                                      10.196756         10.13677
     End of Period                                            10.13677          8.320551
     Number of Accum. Units Outstanding                       9,127.4963        108,702.5335

Harris Oakmark Focused Value Sub-Account (Class B)
(formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period                                      10.163646         11.92448
     End of Period                                            11.92448          10.66589
     Number of Accum. Units Outstanding                       6,344.1728        91,701.7540

Jennison Growth Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              7.615315
     Number of Accum. Units Outstanding                                         59,345.4543

MFS Total Return Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              9.108103
     Number of Accum. Units Outstanding                                         10.0000

MFS Investors Trust Sub-Account (Class B)
     Beginning of Period      05/01/2002                                        10.000000
     End of Period                                                              8.272157
     Number of Accum. Units Outstanding                                         8,529.8174

PIMCO Variable Insurance Trust (Administrative Class):

PIMCO High Yield Sub-Account
     Beginning of Period                                      9.813112          9.935372
     End of Period                                            9.935372          9.656462
     Number of Accum. Units Outstanding                       312.3453          2,224.4436

PIMCO Low Duration Sub-Account
     Beginning of Period                                      10.898695         11.32745
     End of Period                                            11.32745          11.92851
     Number of Accum. Units Outstanding                       9.1754            1,418.2556

PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                                      8.16871           8.094606
     End of Period                                            8.094606          6.35211
     Number of Accum. Units Outstanding                       258.2229          357.0079

PIMCO Total Return Sub-Account
     Beginning of Period                                      10.990799         11.4718
     End of Period                                            11.4718           12.30885
     Number of Accum. Units Outstanding                       14,603.7468       27,984.1959

Putnam Variable Trust (Class IB):

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                      11.579412         11.20255
     End of Period                                            11.20255          8.926812
     Number of Accum. Units Outstanding                       206.9405          6,553.3512

Putnam VT International Growth Sub-Account
     Beginning of Period                                      14.406299         12.90823
     End of Period                                            12.90823          10.45333
     Number of Accum. Units Outstanding                       14,195.3470       32,983.4269

Putnam VT International New
Opportunities Sub-Account
     Beginning of Period                                      10.870934         9.705998
     End of Period                                            9.705998          8.24555
     Number of Accum. Units Outstanding                       408.9410          407.0477

Putnam VT New Value Sub-Account
     Beginning of Period                                      12.663647         12.74069
     End of Period                                            12.74069          10.57655
     Number of Accum. Units Outstanding                       7.8966            801.4718

Putnam VT Vista Sub-Account
     Beginning of Period                                      11.886743         11.0164
     End of Period                                            11.0164           7.520003
     Number of Accum. Units Outstanding                       8.4127            1,036.1757

Scudder Variable Series I (Class B):

International Sub-Account
     Beginning of Period                                      7.574525          6.118329
     End of Period                                            6.118329          4.897527
     Number of Accum. Units Outstanding                       9,526.0187        17,584.8375
Scudder Variable Series II:

Scudder Government Securities Sub-Account
     Beginning of Period                                      11.799539         12.22068
     End of Period                                            12.22068          12.98854
     Number of Accum. Units Outstanding                       8.4749            1,577.1109

Scudder Small Cap Growth Sub-Account
     Beginning of Period                                      9.865125          9.564269
     End of Period                                            9.564269          6.259309
     Number of Accum. Units Outstanding                       10.1367           2,048.1894

SVS Dreman Small Cap Value Sub-Account
(formerly Scudder Small Cap Value sub-account)
     Beginning of Period                                      8.896468          10.56126
     End of Period                                            10.56126          9.209199
     Number of Accum. Units Outstanding                       11.2404           3,842.2052

Goldman Sachs Fund Series:

Goldman Sachs Growth & Income Sub-Account
     Beginning of Period                                      8.657172          8.641278
     End of Period                                            8.641278          7.535981
     Number of Accum. Units Outstanding                       632.7616          11.5511

Goldman Sachs Int'l Equity Sub-Account
     Beginning of Period                                      11.035464         9.723017
     End of Period                                            9.723017          7.810082
     Number of Accum. Units Outstanding                       975.0701          1,038.0170

Goldman Sachs Global Income Sub-Account
     Beginning of Period                                      11.599133
     End of Period                                            11.71138
     Number of Accum. Units Outstanding                       1,183.8013

Goldman Sachs Internet Tollkpr Sub-Account
     Beginning of Period                                      4.961921
     End of Period                                            4.252165
     Number of Accum. Units Outstanding                       912.3804


                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders of
MetLife Investors Insurance Company of California and
Contract Owners of MetLife Investors Variable Annuity Account Five

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account Five (the Separate Account) of MetLife Investors Insurance Company of California as of December 31, 2002, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account Five of MetLife Investors Insurance Company of California as of December 31, 2002, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 4, 2003

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002


Sub-account assets:
  Investments at market value:
   Met Investors Series Trust (Met Investors or MIST):
    Lord Abbett Growth and Income Portfolio              2,079,892 shares $ 39,226,755
    Lord Abbett Growth and Income Portfolio B              800,933 shares   15,041,517
    Lord Abbett Bond Debenture Portfolio                   994,464 shares   10,183,308
    Lord Abbett Bond Debenture Portfolio B                 577,300 shares    5,894,236
    Lord Abbett Developing Growth Portfolio                171,452 shares    1,297,893
    Lord Abbett Developing Growth Portfolio B               42,819 shares      322,857
    Lord Abbett Growth Opportunity Portfolio                14,097 shares       95,577
    Lord Abbett Growth Opportunity Portfolio B             112,590 shares      759,982
    Lord Abbett Mid-Cap Value Portfolio                    303,619 shares    4,375,150
    Lord Abbett Mid-Cap Value Portfolio B                  270,562 shares    3,882,559
    JP Morgan Enhanced Index Portfolio                   1,299,158 shares   14,199,794
    JP Morgan Enhanced Index Portfolio B                    33,680 shares      366,776
    JP Morgan International Equity Portfolio               650,207 shares    4,720,502
    JP Morgan International Equity Portfolio B               7,559 shares       54,652
    JP Morgan Quality Bond Portfolio                       683,623 shares    8,114,605
    JP Morgan Quality Bond Portfolio B                     238,453 shares    2,818,511
    JP Morgan Select Equity Portfolio                    1,017,734 shares    9,658,294
    JP Morgan Select Equity Portfolio B                     52,500 shares      496,122
    JP Morgan Small Cap Stock Portfolio                    562,629 shares    5,209,940
    JP Morgan Small Cap Stock Portfolio B                   33,621 shares      310,322
    Met Putnam Research Portfolio B                        101,558 shares      650,988
    Oppenheimer Capital Appreciation Portfolio B           409,163 shares    2,639,103
    PIMCO Money Market Portfolio B                       6,030,890 shares    6,030,890
    Janus Aggressive Growth Portfolio B                    169,127 shares      903,137
    PIMCO Total Return Bond Portfolio B                    619,770 shares    6,997,200
    PIMCO Innovation Portfolio B                            84,186 shares      255,924
    MFS Mid Cap Growth Portfolio B                         267,396 shares    1,240,716
    MFS Research International Portfolio B                 187,987 shares    1,404,259
    MIST AIM Small Cap Growth Portfolio B                  160,116 shares    1,380,203
    MIST AIM Mid Cap Core Equity Portfolio B                81,057 shares      795,980
    MIST SSR Concentrated International B                   66,791 shares      592,432
    MIST Third Avenue Small Cap Value Portfolio B           81,739 shares      676,797
   Metropolitan Life Series Funds, Inc. (MetLife):
    Stock Index Portfolio B                                 64,839 shares    1,486,103
   General American Capital Company (GACC):
    Money Market Fund                                      150,805 shares    3,339,786
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                                383,799 shares    3,469,541
    Aggressive Equity Fund                                  77,660 shares      719,127
    Non-US Fund                                            228,138 shares    1,642,597
    Core Bond Fund                                         342,588 shares    3,569,772
    Real Estate Securities Fund                             31,099 shares      326,845
   AIM Variable Insurance Funds, Inc. (AIM):
    V.I. Premier Equity Fund                               227,986 shares    3,697,928
    V.I. Premier Equity Fund B                              10,570 shares      170,911
    V.I. Capital Appreciation Fund                         144,323 shares    2,371,225
    V.I. Capital Appreciation Fund B                         1,258 shares       20,613

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002


Sub-account assets (continued):
  Investments at market value (continued):
   AIM Variable Insurance Funds, Inc. (AIM) (Cont'd):
    V.I. International Growth Fund                             30,836 shares $    385,143
    V.I. International Growth Fund B                            1,099 shares       13,689
   Alliance Variable Products Series Fund, Inc. (Alliance):
    Premier Growth Portfolio                                  126,341 shares    2,204,642
    Premier Growth Portfolio B                                183,755 shares    3,177,116
    AllianceBernstein Real Estate Investment Portfolio         66,509 shares      766,181
    AllianceBernstein Real Estate Investment Portfolio B      108,808 shares    1,249,111
    AllianceBernstein Small Cap Portfolio B                    10,260 shares      107,325
    AllianceBernstein Value Portfolio B                         5,204 shares       45,537
   Liberty Variable Investment Trust (Liberty):
    Newport Tiger Fund, Variable Series                        40,021 shares       58,031
   Goldman Sachs Variable Insurance Trust (Goldman Sachs):
    Growth and Income Fund                                     21,495 shares      174,972
    International Equity Fund                                  26,727 shares      193,773
   Scudder II Variable Series (Scudder II):
    Dreman High Return Equity Portfolio                            11 shares           99
    Small Cap Growth Portfolio                                 18,528 shares      158,047
    SVS Dreman Small Cap Value Portfolio                       31,588 shares      368,636
    Government Securities Portfolio                            72,756 shares      934,186
   MFS Variable Insurance Trust (MFS):
    Bond Series                                                    11 shares          132
    Research Series                                            56,506 shares      609,136
    Research Series B                                           3,107 shares       33,365
    Emerging Growth Series                                     44,454 shares      529,443
    Emerging Growth Series B                                      484 shares        5,744
    High Income Series                                         46,445 shares      409,642
    High Income Series B                                      135,731 shares    1,191,716
    Strategic Income Series                                     7,764 shares       81,756
    Strategic Income Series B                                   7,521 shares       78,594
    Investors Trust Series                                    101,370 shares    1,365,456
    Investors Trust Series B                                  103,672 shares    1,390,239
    New Discovery Series                                       31,487 shares      328,727
    New Discovery Series B                                    158,701 shares    1,647,318
   New England Zenith Fund (New England Zenith):
    Davis Venture Value E                                     170,517 shares    3,296,089
    Harris Oakmark Focused Value B                             15,384 shares    2,573,164
    Jennison Growth Portfolio B                               202,675 shares    1,560,599
    MFS Investors Trust Series B                              140,699 shares      956,752
    MFS Total Return Series B                                   4,195 shares      499,319
    Capital Guardian US Equity Series B                        47,222 shares      372,585
   Oppenheimer Variable Account Funds (Oppenheimer):
    Capital Appreciation Fund                                  11,203 shares      298,221
    Main Street Growth & Income Fund                           22,970 shares      351,903
    High Income Fund                                           28,199 shares      211,776
    Bond Fund                                                  95,774 shares    1,083,204
    Strategic Bond Fund                                        24,507 shares      111,996

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002


Sub-account assets (continued):
  Investments at market value (continued):
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                                 73,057 shares $  1,369,819
    Growth & Income Fund B                                               17,918 shares      333,990
    New Value Fund                                                        7,321 shares       80,379
    New Value Fund B                                                      2,128 shares       23,258
    Vista Fund                                                           50,253 shares      398,504
    Vista Fund B                                                          3,111 shares       24,483
    International Growth Fund                                           122,978 shares    1,248,230
    International Growth Fund B                                         219,833 shares    2,220,314
    International New Opportunities Fund                                 19,919 shares      167,521
    International New Opp Fund B                                          2,238 shares       18,732
   Franklin Templeton Variable Insurance Products Trust (Templeton):
    Templeton Global Income Securities Fund                               3,960 shares       54,132
    Templeton Global Income Securities Fund B                             1,251 shares       16,996
    Franklin Small Cap Fund                                              33,942 shares      434,118
    Franklin Small Cap Fund B                                            15,616 shares      198,323
    Templeton Growth Securities Fund                                     28,261 shares      245,025
    Templeton Growth Securities Fund B                                   13,059 shares      112,309
    Templeton Foreign Securities Fund                                    66,844 shares      635,684
    Templeton Foreign Securities Fund B                                  32,030 shares      301,725
    Templeton Developing Markets Securities Fund                         70,767 shares      333,312
    Templeton Dev Markets Securities Fund B                             178,539 shares      837,347
    Mutual Shares Securities Fund                                        26,967 shares      326,030
    Mutual Shares Securities Fund B                                      87,663 shares    1,053,708
    Franklin Large Cap Growth Securities Fund                            54,864 shares      608,988
    Franklin Large Cap Growth Securities Fund B                          17,888 shares      196,767
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    VIP Growth Portfolio                                                  3,078 shares       72,152
    VIP Growth Portfolio B                                                7,403 shares      171,820
    VIP II Contrafund Portfolio                                           1,961 shares       35,498
    VIP III Growth Opportunities Portfolio                                1,010 shares       11,824
    VIP III Growth & Income Portfolio                                     4,718 shares       51,236
    VIP Equity-Income Portfolio                                             349 shares        6,337
    VIP Equity-Income Portfolio B                                         6,961 shares      125,300
    High Income Portfolio B                                               2,427 shares       14,244
   American Century Variable Portfolios, Inc. (American Century):
    VP Income & Growth Fund                                             716,439 shares    3,696,826
    VP International Fund                                                14,596 shares       76,044
    VP Value Fund                                                       229,107 shares    1,402,135
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund                                                      3,251 shares       73,051
    Stock Index Fund B                                                   15,980 shares      358,581
    Disciplined Stock Portfolio                                           1,269 shares       20,358
    Disciplined Stock Port. B                                             2,001 shares       32,051
    Capital Appreciation Portfolio                                        5,568 shares      160,233
    Capital Appreciation Portfolio B                                     41,378 shares    1,187,960

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002

Sub-account assets (continued):
  Investments at market value (continued):
   INVESCO Variable Investment Funds, Inc. (INVESCO):
    Dynamics Fund                                                  172,022 shares $  1,469,067
    High Yield Fund                                                 29,962 shares      201,646
   PIMCO Variable Insurance Trust (PIMCO):
    High Yield Portfolio                                            12,289 shares       88,112
    Low Duration Portfolio                                          33,717 shares      344,925
    StocksPLUS Growth & Income Portfolio                            10,873 shares       78,826
    Total Return Portfolio                                         307,704 shares    3,147,807
   Scudder I Variable Life Investment Fund (Scudder I):
    International Portfolio                                         12,119 shares       79,013
    International Portfolio B                                       83,460 shares      542,493
                                                                                  ------------
      Total assets                                                                $224,922,026
                                                                                  ============

Sub-account liabilities:
  Due to/(from) general account, net:
   Met Investors Lord Abbett Growth and Income Portfolio                          $        599
   Met Investors Lord Abbett Growth and Income Portfolio B                                 424
   Met Investors Lord Abbett Bond Debenture Portfolio                                       11
   Met Investors Lord Abbett Bond Debenture Portfolio B                                    231
   Met Investors Lord Abbett Developing Growth Portfolio                                   122
   Met Investors Lord Abbett Developing Growth Portfolio B                                 138
   Met Investors Lord Abbett Growth Opportunity Portfolio                                   32
   Met Investors Lord Abbett Growth Opportunity Portfolio B                                146
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                        31
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                     146
   Met Investors JP Morgan Enhanced Index Portfolio                                        521
   Met Investors JP Morgan Enhanced Index Portfolio B                                      244
   Met Investors JP Morgan International Equity Portfolio                                  220
   Met Investors JP Morgan International Equity Portfolio B                                101
   Met Investors JP Morgan Quality Bond Portfolio                                          (44)
   Met Investors JP Morgan Quality Bond Portfolio B                                        117
   Met Investors JP Morgan Select Equity Portfolio                                         361
   Met Investors JP Morgan Select Equity Portfolio B                                       148
   Met Investors JP Morgan Small Cap Stock Portfolio                                       149
   Met Investors JP Morgan Small Cap Stock Portfolio B                                      81
   Met Investors Met Putnam Research Portfolio B                                           182
   Met Investors Oppenheimer Capital Appreciation Portfolio B                              223
   Met Investors PIMCO Money Market Portfolio B                                            386
   Met Investors Janus Aggressive Growth Portfolio B                                       161
   Met Investors PIMCO Total Return Bond Portfolio B                                       216
   Met Investors PIMCO Innovation Portfolio B                                              134
   Met Investors MFS Mid Cap Growth Portfolio B                                            235
   Met Investors MFS Research Int'l Portfolio B                                            206
   Met Investors MIST AIM Small Cap Growth Portfolio B                                     238
   Met Investors MIST AIM Mid Cap Core Equity Portfolio B                                  209
   Met Investors MIST SSR Concentrated International Portfolio B                           261

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002


Sub-account liabilities (continued):
  Due to/(from) general account, net (continued):
   Met Investors MIST Third Avenue Small Cap Value Portfolio B        $        314
   MetLife Stock Index Portfolio B                                             (25)
   GACC Money Market Fund                                                       82
   Russell Multi-Style Equity Fund                                           1,512
   Russell Aggressive Equity Fund                                              308
   Russell Non-US Fund                                                         749
   Russell Core Bond Fund                                                    1,839
   Russell Real Estate Securities Fund                                         170
   AIM V.I. Premier Equity Fund                                              1,469
   AIM V.I. Premier Equity Fund B                                              127
   AIM V.I. Capital Appreciation Fund                                          965
   AIM V.I. Capital Appreciation Fund B                                         31
   AIM V.I. International Growth Fund                                          299
   AIM V.I. International Growth Fund B                                         20
   Alliance Premier Growth Portfolio                                           844
   Alliance Premier Growth Portfolio B                                       1,573
   AllianceBernstein Real Estate Investment Portfolio                          387
   AllianceBernstein Real Estate Investment Portfolio B                        676
   AllianceBernstein Small Cap Portfolio B                                     119
   AllianceBernstein Value Portfolio B                                          60
   Liberty Newport Tiger Fund, Variable Series                                 (53)
   Goldman Sachs Growth and Income Fund                                        (56)
   Goldman Sachs International Equity Fund                                     (23)
   Scudder II Dreman High Return Equity Portfolio                                1
   Scudder II Small Cap Growth Portfolio                                       (83)
   Scudder II SVS Dreman Small Cap Value Portfolio                             (40)
   Scudder II Government Securities Portfolio                                  100
   MFS Bond Series                                                               3
   MFS Research Series                                                         241
   MFS Research Series B                                                        58
   MFS Emerging Growth Series                                                  174
   MFS Emerging Growth Series B                                                 17
   MFS High Income Series                                                      202
   MFS High Income Series B                                                    645
   MFS Strategic Income Series                                                  88
   MFS Strategic Income Series B                                               130
   MFS Investors Trust Series                                                  581
   MFS Investors Trust Series B                                                698
   MFS New Discovery Series                                                     75
   MFS New Discovery Series B                                                  812
   New England Zenith Davis Venture Value E                                    (57)
   New England Zenith Harris Oakmark Focused Value B                           120
   New England Zenith Jennison Growth B                                         20
   New England Zenith MFS Investors Trust Series B                             (14)
   New England Zenith MFS Total Return Series B                                 91
   New England Zenith Capital Guardian Small Cap Value Series B                 38
   Oppenheimer Capital Appreciation Fund                                      (100)
   Oppenheimer Main Street Growth & Income Fund                                (76)

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002


Sub-account liabilities (continued):
 Due to/(from) general account, net (continued):
   Oppenheimer High Income Fund                                   $         (19)
   Oppenheimer Bond Fund                                                     16
   Oppenheimer Strategic Bond Fund                                            -
   Putnam VT Growth & Income Fund                                           592
   Putnam VT Growth & Income Fund B                                         198
   Putnam VT New Value Fund                                                  54
   Putnam VT New Value Fund B                                                38
   Putnam VT Vista Fund                                                     133
   Putnam VT Vista Fund B                                                    57
   Putnam VT International Growth Fund                                      556
   Putnam VT International Growth Fund B                                  1,146
   Putnam VT International New Opportunities Fund                            71
   Putnam VT International New Opp Fund B                                    54
   Templeton Global Income Securities Fund                                    6
   Templeton Global Income Securities Fund B                                 26
   Franklin Small Cap Fund                                                 (114)
   Franklin Small Cap Fund B                                                 49
   Templeton Growth Securities Fund                                         (19)
   Templeton Growth Securities Fund B                                        48
   Templeton Foreign Securities Fund                                       (178)
   Templeton Foreign Securities Fund B                                       47
   Templeton Developing Markets Securities Fund                             (80)
   Templeton Dev Markets Securities Fund B                                 (107)
   Templeton Mutual Shares Securities Fund                                  (57)
   Templeton Mutual Shares Securities Fund B                                (65)
   Franklin Large Cap Growth Securities Fund                               (154)
   Franklin Large Cap Growth Securities Fund B                               55
   Fidelity VIP Growth Portfolio                                            (19)
   Fidelity VIP Growth Portfolio B                                           (2)
   Fidelity VIP II Contrafund Portfolio                                       2
   Fidelity VIP III Growth Opportunities Portfolio                           34
   Fidelity VIP III Growth & Income Portfolio                                (6)
   Fidelity VIP Equity-Income Portfolio                                      30
   Fidelity Equity-Income Portfolio B                                        54
   Fidelity High Income Portfolio B                                          38
   American Century VP Income & Growth Fund                                (241)
   American Century VP International Fund                                   (52)
   American Century VP Value Fund                                            26
   Dreyfus VIF Stock Index Fund                                             (29)
   Dreyfus VIF Stock Index Fund B                                            (9)
   Dreyfus VIF Disciplined Stock Portfolio                                   34
   Dreyfus VIF Disciplined Stock Port. B                                      2
   Dreyfus VIF Capital Appreciation Portfolio                               (51)
   Dreyfus VIF Capital Appreciation Portfolio B                            (105)
   INVESCO VIF Dynamics Fund                                               (200)
   INVESCO VIF High Yield Fund                                              (38)
   PIMCO High Yield Portfolio                                                45
   PIMCO Low Duration Portfolio                                              63

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002


Sub-account liabilities (continued):
 Due to/(from) general account, net (continued):
   PIMCO StocksPLUS Growth & Income Portfolio                          $          (3)
   PIMCO Total Return Portfolio                                                  136
   Scudder I International Portfolio                                             (63)
   Scudder I International Portfolio B                                           (38)
                                                                       -------------
     Total liabilities                                                 $      23,301
                                                                       =============

Sub-account net assets:
 Accumulation units:
   Met Investors Lord Abbett Growth and Income Portfolio               $  39,010,129
   Met Investors Lord Abbett Growth and Income Portfolio B                15,041,093
   Met Investors Lord Abbett Bond Debenture Portfolio                     10,179,096
   Met Investors Lord Abbett Bond Debenture Portfolio B                    5,894,005
   Met Investors Lord Abbett Developing Growth Portfolio                   1,295,447
   Met Investors Lord Abbett Developing Growth Portfolio B                   322,719
   Met Investors Lord Abbett Growth Opportunity Portfolio                     95,545
   Met Investors Lord Abbett Growth Opportunity Portfolio B                  759,836
   Met Investors Lord Abbett Mid-Cap Value Portfolio                       4,373,981
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                     3,882,413
   Met Investors JP Morgan Enhanced Index Portfolio                       14,048,891
   Met Investors JP Morgan Enhanced Index Portfolio B                        366,532
   Met Investors JP Morgan International Equity Portfolio                  4,688,369
   Met Investors JP Morgan International Equity Portfolio B                   54,551
   Met Investors JP Morgan Quality Bond Portfolio                          8,043,872
   Met Investors JP Morgan Quality Bond Portfolio B                        2,818,394
   Met Investors JP Morgan Select Equity Portfolio                         9,638,005
   Met Investors JP Morgan Select Equity Portfolio B                         495,974
   Met Investors JP Morgan Small Cap Stock Portfolio                       5,208,605
   Met Investors JP Morgan Small Cap Stock Portfolio B                       310,241
   Met Investors Met Putnam Research Portfolio B                             650,806
   Met Investors Oppenheimer Capital Appreciation Portfolio B              2,638,880
   Met Investors PIMCO Money Market Portfolio B                            6,030,504
   Met Investors Janus Aggressive Growth Portfolio B                         902,976
   Met Investors PIMCO Total Return Bond Portfolio B                       6,996,984
   Met Investors PIMCO Innovation Portfolio B                                255,790
   Met Investors MFS Mid Cap Growth Portfolio B                            1,240,481
   Met Investors MFS Research International Portfolio B                    1,404,053
   Met Investors MIST AIM Small Cap Growth Portfolio B                     1,379,965
   Met Investors MIST AIM Mid Cap Core Equity Portfolio B                    795,771
   Met Investors MIST SSR Concentrated International Portfolio B             592,171
   Met Investors MIST Third Avenue Small Cap Value Portfolio B               676,483
   MetLife Stock Index Portfolio B                                         1,486,128
   GACC Money Market Fund                                                  3,233,528
   Russell Multi-Style Equity Fund                                         3,431,042
   Russell Aggressive Equity Fund                                            712,262
   Russell Non-US Fund                                                     1,621,016
   Russell Core Bond Fund                                                  3,507,403

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002


Sub-account net assets (continued):
  Accumulation units (continued):
   Russell Real Estate Securities Fund                                $    317,188
   AIM V.I. Premier Equity Fund                                          3,688,823
   AIM V.I. Premier Equity Fund B                                          170,784
   AIM V.I. Capital Appreciation Fund                                    2,367,957
   AIM V.I. Capital Appreciation Fund B                                     20,582
   AIM V.I. International Growth Fund                                      384,844
   AIM V.I. International Growth Fund B                                     13,669
   Alliance Premier Growth Portfolio                                     2,203,798
   Alliance Premier Growth Portfolio B                                   3,175,543
   AllianceBernstein Real Estate Investment Portfolio                      751,683
   AllianceBernstein Real Estate Investment Portfolio B                  1,248,435
   AllianceBernstein Small Cap Portfolio B                                 107,206
   AllianceBernstein Value Portfolio B                                      45,477
   Liberty Newport Tiger Fund, Variable Series                              58,084
   Goldman Sachs Growth and Income Fund                                    175,028
   Goldman Sachs International Equity Fund                                 193,796
   Scudder II Dreman High Return Equity Portfolio                               98
   Scudder II Small Cap Growth Portfolio                                   158,130
   Scudder II SVS Dreman Small Cap Value Portfolio                         368,676
   Scudder II Government Securities Portfolio                              816,486
   MFS Bond Series                                                             129
   MFS Research Series                                                     608,895
   MFS Research Series B                                                    33,307
   MFS Emerging Growth Series                                              529,269
   MFS Emerging Growth Series B                                              5,727
   MFS High Income Series                                                  409,440
   MFS High Income Series B                                              1,191,071
   MFS Strategic Income Series                                              81,668
   MFS Strategic Income Series B                                            78,464
   MFS Investors Trust Series                                            1,364,875
   MFS Investors Trust Series B                                          1,389,541
   MFS New Discovery Series                                                328,652
   MFS New Discovery Series B                                            1,646,506
   New England Zenith Davis Venture Value E                              3,296,146
   New England Zenith Harris Oakmark Focused Value B                     2,573,044
   New England Zenith Jennison Growth B                                  1,560,579
   New England Zenith MFS Investors Trust Series B                         956,766
   New England Zenith MFS Total Return Series B                            499,228
   New England Zenith Capital Guardian Small Cap Value Series B            372,547
   Oppenheimer Capital Appreciation Fund                                   298,321
   Oppenheimer Main Street Growth & Income Fund                            351,979
   Oppenheimer High Income Fund                                            211,795
   Oppenheimer Bond Fund                                                 1,083,188
   Oppenheimer Strategic Bond Fund                                         111,996
   Putnam VT Growth & Income Fund                                        1,369,227
   Putnam VT Growth & Income Fund B                                        333,792
   Putnam VT New Value Fund                                                 80,325
   Putnam VT New Value Fund B                                               23,220

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002


Sub-account net assets (continued):
 Accumulation units (continued):
   Putnam VT Vista Fund                                            $    398,371
   Putnam VT Vista Fund B                                                24,426
   Putnam VT International Growth Fund                                1,247,674
   Putnam VT International Growth Fund B                              2,219,168
   Putnam VT International New Opportunities Fund                       167,450
   Putnam VT International New Opp Fund B                                18,678
   Templeton Global Income Securities Fund                               54,126
   Templeton Global Income Securities Fund B                             16,970
   Franklin Small Cap Fund                                              434,232
   Franklin Small Cap Fund B                                            198,274
   Templeton Growth Securities Fund                                     241,434
   Templeton Growth Securities Fund B                                   112,261
   Templeton Foreign Securities Fund                                    635,862
   Templeton Foreign Securities Fund B                                  301,678
   Templeton Developing Markets Securities Fund                         333,392
   Templeton Dev Markets Securities Fund B                              837,454
   Templeton Mutual Shares Securities Fund                              326,087
   Templeton Mutual Shares Securities Fund B                          1,053,773
   Franklin Large Cap Growth Securities Fund                            609,142
   Franklin Large Cap Growth Securities Fund B                          196,712
   Fidelity VIP Growth Portfolio                                         72,171
   Fidelity VIP Growth Portfolio B                                      171,822
   Fidelity VIP II Contrafund Portfolio                                  35,496
   Fidelity VIP III Growth Opportunities Portfolio                       11,790
   Fidelity VIP III Growth & Income Portfolio                            51,242
   Fidelity VIP Equity-Income Portfolio                                   6,307
   Fidelity Equity-Income Portfolio B                                   125,246
   Fidelity High Income Portfolio B                                      14,206
   American Century VP Income & Growth Fund                           3,697,067
   American Century VP International Fund                                76,096
   American Century VP Value Fund                                     1,402,109
   Dreyfus VIF Stock Index Fund                                          73,080
   Dreyfus VIF Stock Index Fund B                                       358,590
   Dreyfus VIF Disciplined Stock Portfolio                               20,324
   Dreyfus VIF Disciplined Stock Port. B                                 32,049
   Dreyfus VIF Capital Appreciation Portfolio                           160,284
   Dreyfus VIF Capital Appreciation Portfolio B                       1,188,065
   INVESCO VIF Dynamics Fund                                          1,469,267
   INVESCO VIF High Yield Fund                                          201,684
   PIMCO High Yield Portfolio                                            88,067
   PIMCO Low Duration Portfolio                                         344,862
   PIMCO StocksPLUS Growth & Income Portfolio                            78,829
   PIMCO Total Return Portfolio                                       3,147,671
   Scudder I International Portfolio                                     79,076
   Scudder I International Portfolio B                                  542,531
                                                                   ------------
     Net accumulation assets                                       $224,015,020
                                                                   ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2002

Sub-account net assets (continued):
 Annuitization units:
   Met Investors Lord Abbett Growth and Income Portfolio           $    216,027
   Met Investors Lord Abbett Bond Debenture Portfolio                     4,201
   Met Investors Lord Abbett Developing Growth Portfolio                  2,324
   Met Investors Lord Abbett Mid-Cap Value Portfolio                      1,138
   Met Investors JP Morgan Enhanced Index Portfolio                     150,382
   Met Investors JP Morgan International Equity Portfolio                31,913
   Met Investors JP Morgan Quality Bond Portfolio                        70,777
   Met Investors JP Morgan Select Equity Portfolio                       19,928
   Met Investors JP Morgan Small Cap Stock                                1,186
   GACC Money Market Fund                                               106,176
   Russell Multi-Style Equity Fund                                       36,987
   Russell Aggressive Equity Fund                                         6,557
   Russell Non-US Fund                                                   20,832
   Russell Core Bond Fund                                                60,530
   Russell Real Estate Securities Fund                                    9,487
   AIM V.I. Premier Equity Fund                                           7,636
   AIM V.I. Capital Appreciation Fund                                     2,303
   AllianceBernstein Real Estate Investment Portfolio                    14,111
   Scudder II Government Securities Portfolio                           117,600
   Templeton Growth Securities Fund                                       3,610
                                                                   ------------
     Net annuity assets                                            $    883,705
                                                                   ------------
     Total Net Assets                                              $224,898,725
                                                                   ============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                                    Met Investors
                                      -------------------------------------------------------------------------------------
                                        Lord Abbett      Lord Abbett
                                          Growth           Growth         Lord Abbett      Lord Abbett      Lord Abbett
                                            and              and             Bond             Bond          Developing
                                          Income          Income B         Debenture       Debenture B        Growth
                                      --------------    -------------    -------------    -------------    -------------
Income:
 Dividends                            $      407,794          150,166        1,027,139          173,597                -
                                      --------------    -------------    -------------    -------------    -------------
Expenses:
 Mortality and expense risk                  582,618          115,544          139,574           33,195           22,328
 Administrative fee                           69,409           24,822           16,494            7,183            2,653
                                      --------------    -------------    -------------    -------------    -------------
    Total expenses                           652,027          140,366          156,068           40,378           24,981
                                      --------------    -------------    -------------    -------------    -------------
    Net investment income (loss)            (244,233)           9,800          871,071          133,219          (24,981)
                                      --------------    -------------    -------------    -------------    -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                               (83,165)        (108,130)        (444,375)         (49,416)        (177,651)
 Realized gain distributions               2,905,410        1,089,127                -                -                -
                                      --------------    -------------    -------------    -------------    -------------
    Net realized gain (loss)               2,822,245          980,997         (444,375)         (49,416)        (177,651)
                                      --------------    -------------    -------------    -------------    -------------
Change in unrealized appreciation
 (depreciation)                          (12,680,768)      (3,204,054)        (676,947)         (32,722)        (449,409)
                                      --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets from operations           $  (10,102,756)      (2,213,257)        (250,251)          51,081         (652,041)
                                      ==============    =============    =============    =============    =============



                                       Lord Abbett      Lord Abbett
                                       Developing         Growth
                                        Growth B        Opportunity
                                      -------------    -------------
Income:
 Dividends                                        -                -
                                      -------------    -------------
Expenses:
 Mortality and expense risk                   2,906              961
 Administrative fee                             676              201
                                      -------------    -------------
    Total expenses                            3,582            1,162
                                      -------------    -------------
    Net investment income (loss)             (3,582)          (1,162)
                                      -------------    -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                              (13,961)          (1,523)
 Realized gain distributions                      -                -
                                      -------------    -------------
    Net realized gain (loss)                (13,961)          (1,523)
                                      -------------    -------------
Change in unrealized appreciation
 (depreciation)                             (85,660)         (20,887)
                                      -------------    -------------
    Net increase (decrease) in net
     assets from operations                (103,203)         (23,572)
                                      =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002


                                                                                    Met Investors
                                      -----------------------------------------------------------------------------------
                                        Lord Abbett      Lord Abbett    Lord Abbett       JP Morgan        JP Morgan
                                          Growth           Mid-Cap        Mid-Cap         Enhanced         Enhanced
                                       Opportunity B        Value         Value B           Index           Index B
                                      --------------    -------------  -------------    -------------    -------------
Income:
 Dividends                            $            -           21,131         17,739          162,750            3,982
                                      --------------    -------------  -------------    -------------    -------------
Expenses:
 Mortality and expense risk                    6,528           53,760         27,609          238,988            3,505
 Administrative fee                            1,565            6,294          6,551           28,579              799
                                      --------------    -------------  -------------    -------------    -------------
    Total expenses                             8,093           60,054         34,160          267,567            4,304
                                      --------------    -------------  -------------    -------------    -------------
    Net investment income (loss)              (8,093)         (38,923)       (16,421)        (104,817)            (322)
                                      --------------    -------------  -------------    -------------    -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                               (13,150)         101,474        (13,246)      (1,736,243)          (4,625)
 Realized gain distributions                       -          175,940        154,657                -                -
                                      --------------    -------------  -------------    -------------    -------------
    Net realized gain (loss)                 (13,150)         277,414        141,411       (1,736,243)          (4,625)
                                      --------------    -------------  -------------    -------------    -------------
Change in unrealized appreciation
 (depreciation)                             (160,820)        (726,177)      (436,658)      (4,154,421)         (91,383)
                                      --------------    -------------  -------------    -------------    -------------
    Net increase (decrease) in net
     assets from operations           $     (182,063)        (487,686)      (311,668)      (5,995,481)         (96,330)
                                      ==============    =============  =============    =============    =============


                                        JP Morgan      JP Morgan
                                      International  International
                                         Equity        Equity B
                                      -------------  -------------
Income:
 Dividends                                        -              -
                                      -------------  -------------
Expenses:
 Mortality and expense risk                  78,113            472
 Administrative fee                           9,324            100
                                      -------------  -------------
    Total expenses                           87,437            572
                                      -------------  -------------
    Net investment income (loss)            (87,437)          (572)
                                      -------------  -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                           (1,085,788)           (40)
 Realized gain distributions                      -              -
                                      -------------  -------------
    Net realized gain (loss)             (1,085,788)           (40)
                                      -------------  -------------
Change in unrealized appreciation
 (depreciation)                             (17,849)        (8,084)
                                      -------------  -------------
    Net increase (decrease) in net
     assets from operations              (1,191,074)        (8,696)
                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002


                                                                                               Met Investors
                                                  ------------------------------------------------------------------------------
                                                                                                                    JP Morgan
                                                    JP Morgan         JP Morgan     JP Morgan      JP Morgan          Small
                                                     Quality           Quality       Select         Select             Cap
                                                      Bond             Bond B        Equity        Equity B           Stock
                                                  --------------    ------------- -------------  -------------    -------------
Income:
  Dividends                                       $      366,343          124,587        74,298          3,542            5,222
                                                  --------------    ------------- -------------  -------------    -------------
Expenses:
  Mortality and expense risk                              96,613           18,335       159,722          5,274           83,618
  Administrative fee                                      11,584            3,957        19,099          1,294           10,001
                                                  --------------    ------------- -------------  -------------    -------------
    Total expenses                                       108,197           22,292       178,821          6,568           93,619
                                                  --------------    ------------- -------------  -------------    -------------
    Net investment income (loss)                         258,146          102,295      (104,523)        (3,026)         (88,397)
                                                  --------------    ------------- -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            198,674            3,840    (1,150,633)        (9,167)        (363,981)
  Realized gain distributions                                  -                -             -              -                -
                                                  --------------    ------------- -------------  -------------    -------------
    Net realized gain (loss)                             198,674            3,840    (1,150,633)        (9,167)        (363,981)
                                                  --------------    ------------- -------------  -------------    -------------
Change in unrealized appreciation (depreciation)          99,671           15,305    (3,004,007)      (152,764)      (1,232,018)
                                                  --------------    ------------- -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $      556,491          121,440    (4,259,163)      (164,957)      (1,684,396)
                                                  ==============    ============= =============  =============    =============


                                                    JP Morgan
                                                      Small           Met
                                                       Cap           Putnam
                                                     Stock B       Research B
                                                  -------------  -------------
Income:
  Dividends                                                 218          2,811
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,452          6,348
  Administrative fee                                        586          1,034
                                                  -------------  -------------
    Total expenses                                        3,038          7,382
                                                  -------------  -------------
    Net investment income (loss)                         (2,820)        (4,571)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (1,491)       (18,228)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (1,491)       (18,228)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (59,272)       (80,246)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (63,583)      (103,045)
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002


                                                                                    Met Investors
                                      -----------------------------------------------------------------------------------
                                       Oppenheimer          PIMCO          Janus            PIMCO
                                         Capital            Money        Aggressive      Total Return        PIMCO
                                      Appreciation B       Market B       Growth B          Bond B        Innovation B
                                      --------------    -------------  -------------    -------------    -------------
Income:
 Dividends                            $           90           25,061             42                -                -
                                      --------------    -------------  -------------    -------------    -------------
Expenses:
 Mortality and expense risk                   15,918           36,026          4,271           35,997            1,970
 Administrative fee                            2,743            6,155            730            6,282              339
                                      --------------    -------------  -------------    -------------    -------------
    Total expenses                            18,661           42,181          5,001           42,279            2,309
                                      --------------    -------------  -------------    -------------    -------------
    Net investment income (loss)             (18,571)         (17,120)        (4,959)         (42,279)          (2,309)
                                      --------------    -------------  -------------    -------------    -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                               (54,023)               -        (16,626)          72,971          (13,511)
 Realized gain distributions                       -                -              -                -                -
                                      --------------    -------------  -------------    -------------    -------------
    Net realized gain (loss)                 (54,023)               -        (16,626)          72,971          (13,511)
                                      --------------    -------------  -------------    -------------    -------------
Change in unrealized appreciation
 (depreciation)                             (178,051)              (5)       (71,784)         178,678          (62,302)
                                      --------------    -------------  -------------    -------------    -------------
    Net increase (decrease) in net
     assets from operations           $     (250,645)         (17,125)       (93,369)         209,370          (78,122)
                                      ==============    =============  =============    =============    =============


                                           MFS               MFS
                                         Mid Cap          Research
                                         Growth B      International B
                                      -------------    ---------------
Income:
 Dividends                                        -             1,623
                                      -------------     -------------
Expenses:
 Mortality and expense risk                   7,362             8,298
 Administrative fee                           1,223             1,400
                                      -------------     -------------
    Total expenses                            8,585             9,698
                                      -------------     -------------
    Net investment income (loss)             (8,585)           (8,075)
                                      -------------     -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                              (22,909)          (10,828)
 Realized gain distributions                  6,976                 -
                                      -------------     -------------
    Net realized gain (loss)                (15,933)          (10,828)
                                      -------------     -------------
Change in unrealized appreciation
 (depreciation)                            (178,132)          (66,027)
                                      -------------     -------------
    Net increase (decrease) in net
     assets from operations                (202,650)          (84,930)
                                      =============     =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                             Met Investors
                                                     ------------------------------------------------------------
                                                                                                             MIST
                                                        MIST AIM         MIST AIM          MIST SSR        Third Ave
                                                        Small Cap         Mid Cap        Concentrated      Small Cap
                                                        Growth B       Core Equity B    International B   Value B (a)
                                                     --------------    -------------    ---------------  -------------
Income:
 Dividends                                           $            -               83               560           1,413
                                                     --------------    -------------     -------------   -------------
Expenses:
 Mortality and expense risk                                   9,083            6,104             2,866           2,728
 Administrative fee                                           1,549            1,068               498             465
                                                     --------------    -------------     -------------   -------------
    Total expenses                                           10,632            7,172             3,364           3,193
                                                     --------------    -------------     -------------   -------------
    Net investment income (loss)                            (10,632)          (7,089)           (2,804)         (1,780)
                                                     --------------    -------------     -------------   -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                 (5,953)          (4,504)          (10,537)        (28,966)
 Realized gain distributions                                      -              569                 -             975
                                                     --------------    -------------     -------------   -------------
    Net realized gain (loss)                                 (5,953)          (3,935)          (10,537)        (27,991)
                                                     --------------    -------------     -------------   -------------
Change in unrealized appreciation (depreciation)           (158,880)         (61,280)          (18,056)          9,563
                                                     --------------    -------------     -------------   -------------
    Net increase (decrease) in net assets from
     operations                                      $     (175,465)         (72,304)          (31,397)        (20,208)
                                                     ==============    =============     =============   =============

                                                        MetLife            GACC           Russell
                                                     -------------    -------------    -------------

                                                         Stock                            Multi-
                                                         Index            Money            Style
                                                      Portfolio B         Market          Equity
                                                     -------------    -------------    -------------
Income:
 Dividends                                                   3,627          101,296           24,852
                                                     -------------    -------------    -------------
Expenses:
 Mortality and expense risk                                 12,092           44,447           51,696
 Administrative fee                                          2,121            5,333            6,204
                                                     -------------    -------------    -------------
    Total expenses                                          14,213           49,780           57,900
                                                     -------------    -------------    -------------
    Net investment income (loss)                           (10,586)          51,516          (33,048)
                                                     -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares              (238,923)          35,181         (266,040)
 Realized gain distributions                                 3,693                -                -
                                                     -------------    -------------    -------------
    Net realized gain (loss)                              (235,230)          35,181         (266,040)
                                                     -------------    -------------    -------------
Change in unrealized appreciation (depreciation)           (31,029)         (78,605)        (854,923)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           (276,845)           8,092       (1,154,011)
                                                     =============    =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                                     Russell
                                                           ----------------------------------------------------------

                                                                                                               Real
                                                             Aggressive                         Core          Estate
                                                               Equity            Non-US         Bond        Securities
                                                           --------------    -------------  ------------- -------------
Income:
 Dividends                                                 $            -           29,302        108,676        19,086
                                                           --------------    -------------  ------------- -------------
Expenses:
 Mortality and expense risk                                        10,509           24,144         46,423         4,653
 Administrative fee                                                 1,261            2,897          5,571           558
                                                           --------------    -------------  ------------- -------------
    Total expenses                                                 11,770           27,041         51,994         5,211
                                                           --------------    -------------  ------------- -------------
    Net investment income (loss)                                  (11,770)           2,261         56,682        13,875
                                                           --------------    -------------  ------------- -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                      (16,691)        (117,213)        11,669         6,885
 Realized gain distributions                                            -                -         94,571         2,793
                                                           --------------    -------------  ------------- -------------
    Net realized gain (loss)                                      (16,691)        (117,213)       106,240         9,678
                                                           --------------    -------------  ------------- -------------
Change in unrealized appreciation (depreciation)                 (148,515)        (210,586)        91,088       (17,086)
                                                           --------------    -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                            $     (176,976)        (325,538)       254,010         6,467
                                                           ==============    =============  ============= =============

                                                                               AIM
                                                           -------------------------------------------

                                                               V.I.            V.I.             V.I.
                                                              Premier        Premier          Capital
                                                              Equity       Equity B (a)     Appreciation
                                                           -------------  -------------    -------------
Income:
 Dividends                                                        14,959            581                -
                                                           -------------  -------------    -------------
Expenses:
 Mortality and expense risk                                       59,473            304           36,859
 Administrative fee                                                6,950             99            4,337
                                                           -------------  -------------    -------------
    Total expenses                                                66,423            403           41,196
                                                           -------------  -------------    -------------
    Net investment income (loss)                                 (51,464)           178          (41,196)
                                                           -------------  -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                    (724,972)          (281)        (490,052)
 Realized gain distributions                                           -              -                -
                                                           -------------  -------------    -------------
    Net realized gain (loss)                                    (724,972)          (281)        (490,052)
                                                           -------------  -------------    -------------
Change in unrealized appreciation (depreciation)              (1,164,357)        (5,554)        (384,021)
                                                           -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                               (1,940,793)        (5,657)        (915,269)
                                                           =============  =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                                       AIM
                                                                 -----------------------------------------------

                                                                        V.I.            V.I.             V.I.
                                                                      Capital       International    International
                                                                 Appreciation B (a)    Growth        Growth B (a)
                                                                 ------------------ -------------    -------------
Income:
 Dividends                                                         $          151           2,515               45
                                                                   --------------   -------------    -------------
Expenses:
 Mortality and expense risk                                                    68           6,194               15
 Administrative fee                                                            15             740                2
                                                                   --------------   -------------    -------------
    Total expenses                                                             83           6,934               17
                                                                   --------------   -------------    -------------
    Net investment income (loss)                                              (83)         (4,419)              28
                                                                   --------------   -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                   (1)       (112,466)            (141)
 Realized gain distributions                                                    -               -                -
                                                                   --------------   -------------    -------------
    Net realized gain (loss)                                                   (1)       (112,466)            (141)
                                                                   --------------   -------------    -------------
Change in unrealized appreciation (depreciation)                             (976)         23,544              (22)
                                                                   --------------   -------------    -------------
    Net increase (decrease) in net assets from operations          $       (1,060)        (93,341)            (135)
                                                                   ==============   =============    =============

                                                                                          Alliance
                                                                 ----------------------------------------------------------
                                                                                                     Alliance       Alliance
                                                                                                     Bernstein      Bernstein
                                                                    Premier          Premier        Real Estate    Real Estate
                                                                    Growth           Growth B       Investment        Inv B
                                                                 -------------    -------------    -------------  -------------
Income:
 Dividends                                                                   -                -           20,002         22,268
                                                                 -------------    -------------    -------------  -------------
Expenses:
 Mortality and expense risk                                             34,925           31,714            9,988         11,972
 Administrative fee                                                      4,191            5,942            1,199          2,252
                                                                 -------------    -------------    -------------  -------------
    Total expenses                                                      39,116           37,656           11,187         14,224
                                                                 -------------    -------------    -------------  -------------
    Net investment income (loss)                                       (39,116)         (37,656)           8,815          8,044
                                                                 -------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                          (429,353)         (33,266)          24,115           (413)
 Realized gain distributions                                                 -                -                -              -
                                                                 -------------    -------------    -------------  -------------
    Net realized gain (loss)                                          (429,353)         (33,266)          24,115           (413)
                                                                 -------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)                      (653,690)        (773,062)         (20,219)       (20,877)
                                                                 -------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from operations           (1,122,159)        (843,984)          12,711        (13,246)
                                                                 =============    =============    =============  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                              Alliance                 Liberty
                                                                   -----------------------------    -------------
                                                                                                       Newport
                                                                      Alliance       Alliance           Tiger
                                                                      Bernstein      Bernstein          Fund,
                                                                     Small Cap B      Value B          Variable
                                                                   --------------  -------------    -------------
Income:
 Dividends                                                         $           95             18              791
                                                                   --------------  -------------    -------------
Expenses:
 Mortality and expense risk                                                   796            184              846
 Administrative fee                                                           157             36              101
                                                                   --------------  -------------    -------------
    Total expenses                                                            953            220              947
                                                                   --------------  -------------    -------------
    Net investment income (loss)                                             (858)          (202)            (156)
                                                                   --------------  -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                               (5,075)        (3,311)          (1,504)
 Realized gain distributions                                                   48              -                -
                                                                   --------------  -------------    -------------
    Net realized gain (loss)                                               (5,027)        (3,311)          (1,504)
                                                                   --------------  -------------    -------------
Change in unrealized appreciation (depreciation)                           (5,998)          (376)         (11,416)
                                                                   --------------  -------------    -------------
    Net increase (decrease) in net assets from operations          $      (11,883)        (3,889)         (13,076)
                                                                   ==============  =============    =============

                                                                                          Goldman Sachs
                                                                   ------------------------------------------------

                                                                       Growth
                                                                        and         International      Global
                                                                       Income          Equity        Income (b)
                                                                   -------------    -------------  -------------
Income:
 Dividends                                                                 2,818            2,368              -
                                                                   -------------    -------------  -------------
Expenses:
 Mortality and expense risk                                                2,753            2,983            630
 Administrative fee                                                          335              365             86
                                                                   -------------    -------------  -------------
    Total expenses                                                         3,088            3,348            716
                                                                   -------------    -------------  -------------
    Net investment income (loss)                                            (270)            (980)          (716)
                                                                   -------------    -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                             (25,848)         (53,342)        (3,394)
 Realized gain distributions                                                   -                -              -
                                                                   -------------    -------------  -------------
    Net realized gain (loss)                                             (25,848)         (53,342)        (3,394)
                                                                   -------------    -------------  -------------
Change in unrealized appreciation (depreciation)                             848           (3,091)         3,711
                                                                   -------------    -------------  -------------
    Net increase (decrease) in net assets from operations                (25,270)         (57,413)          (399)
                                                                   =============    =============  =============




                                                                      Internet
                                                                   Tollkeeper (b)
                                                                   --------------
Income:
 Dividends                                                                     -
                                                                   -------------
Expenses:
 Mortality and expense risk                                                  325
 Administrative fee                                                           42
                                                                   -------------
    Total expenses                                                           367
                                                                   -------------
    Net investment income (loss)                                            (367)
                                                                   -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                             (66,704)
 Realized gain distributions                                                   -
                                                                   -------------
    Net realized gain (loss)                                             (66,704)
                                                                   -------------
Change in unrealized appreciation (depreciation)                          50,889
                                                                   -------------
    Net increase (decrease) in net assets from operations                (16,182)
                                                                   =============

(b) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                             Scudder II
                                                     -----------------------------------------------------------
                                                         Dreman                           SVS Dreman
                                                          High             Small            Small
                                                         Return             Cap              Cap          Government
                                                         Equity            Growth           Value         Securities
                                                     --------------    -------------    -------------    -------------
Income:
 Dividends                                           $            1                -            1,490           36,130
                                                     --------------    -------------    -------------    -------------
Expenses:
 Mortality and expense risk                                       1            2,238            4,978           12,881
 Administrative fee                                               -              275              658            1,571
                                                     --------------    -------------    -------------    -------------
    Total expenses                                                1            2,513            5,636           14,452
                                                     --------------    -------------    -------------    -------------
    Net investment income (loss)                                  -           (2,513)          (4,146)          21,678
                                                     --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                      -          (22,739)           9,873           13,993
 Realized gain distributions                                      -                -                -                -
                                                     --------------    -------------    -------------    -------------
    Net realized gain (loss)                                      -          (22,739)           9,873           13,993
                                                     --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)                (24)         (53,212)         (66,930)          29,501
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                      $          (24)         (78,464)         (61,203)          65,172
                                                     ==============    =============    =============    =============

                                                                         MFS
                                                     ------------------------------------------



                                                         Bond         Research        Research B
                                                     ------------- -------------    -------------
Income:
 Dividends                                                       7         2,261               28
                                                     ------------- -------------    -------------
Expenses:
 Mortality and expense risk                                      1        10,084              360
 Administrative fee                                              -         1,210               75
                                                     ------------- -------------    -------------
    Total expenses                                               1        11,294              435
                                                     ------------- -------------    -------------
    Net investment income (loss)                                 6        (9,033)            (407)
                                                     ------------- -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                     -      (150,632)          (1,725)
 Realized gain distributions                                     -             -                -
                                                     ------------- -------------    -------------
    Net realized gain (loss)                                     -      (150,632)          (1,725)
                                                     ------------- -------------    -------------
Change in unrealized appreciation (depreciation)                 4       (97,993)          (7,142)
                                                     ------------- -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                 10      (257,658)          (9,274)
                                                     ============= =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                                              MFS
                                           ------------------------------------------------------------------------------------
                                              Emerging         Emerging           High             High          Strategic
                                               Growth          Growth B          Income          Income B         Income
                                           --------------   -------------    -------------    -------------    -------------
Income:
 Dividends                                 $            -               -           25,105           38,005              578
                                           --------------   -------------    -------------    -------------    -------------
Expenses:
 Mortality and expense risk                         9,300              87            4,606            9,376              830
 Administrative fee                                 1,116              14              553            1,819               99
                                           --------------   -------------    -------------    -------------    -------------
    Total expenses                                 10,416             101            5,159           11,195              929
                                           --------------   -------------    -------------    -------------    -------------
    Net investment income (loss)                  (10,416)           (101)          19,946           26,810             (351)
                                           --------------   -------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund
   shares                                        (182,570)            (22)         (10,930)          (2,094)           1,160
 Realized gain distributions                            -               -                -                -                -
                                           --------------   -------------    -------------    -------------    -------------
    Net realized gain (loss)                     (182,570)            (22)         (10,930)          (2,094)           1,160
                                           --------------   -------------    -------------    -------------    -------------
Change in unrealized appreciation
 (depreciation)                                  (146,297)         (2,415)          (3,818)          (9,999)           3,997
                                           --------------   -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets from operations                $     (339,283)         (2,538)           5,198           14,717            4,806
                                           ==============   =============    =============    =============    =============


                                             Strategic        Investors
                                             Income B           Trust
                                           -------------    -------------
Income:
 Dividends                                            16            8,540
                                           -------------    -------------
Expenses:
 Mortality and expense risk                          414           19,068
 Administrative fee                                   81            2,288
                                           -------------    -------------
    Total expenses                                   495           21,356
                                           -------------    -------------
    Net investment income (loss)                    (479)         (12,816)
                                           -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund
   shares                                            313          (91,190)
 Realized gain distributions                           -                -
                                           -------------    -------------
    Net realized gain (loss)                         313          (91,190)
                                           -------------    -------------
Change in unrealized appreciation
 (depreciation)                                    3,347         (283,473)
                                           -------------    -------------
    Net increase (decrease) in net
     assets from operations                        3,181         (387,479)
                                           =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002


                                                                                       MFS
                                                                  --------------------------------------------


                                                                     Investors           New              New
                                                                      Trust B         Discovery       Discovery B
                                                                  --------------    -------------    -------------
Income:
 Dividends                                                        $        5,258                -                -
                                                                  --------------    -------------    -------------
Expenses:
 Mortality and expense risk                                               16,731            4,220           16,930
 Administrative fee                                                        3,156              507            3,175
                                                                  --------------    -------------    -------------
    Total expenses                                                        19,887            4,727           20,105
                                                                  --------------    -------------    -------------
Net investment income (loss)                                             (14,629)          (4,727)         (20,105)
                                                                  --------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                             (20,367)         (15,815)         (21,280)
 Realized gain distributions                                                   -                -                -
                                                                  --------------    -------------    -------------
    Net realized gain (loss)                                             (20,367)         (15,815)         (21,280)
                                                                  --------------    -------------    -------------
Change in unrealized appreciation (depreciation)                        (295,166)        (113,066)        (446,663)
                                                                  --------------    -------------    -------------
    Net increase (decrease) in net assets from operations         $     (330,162)        (133,608)        (488,048)
                                                                  ==============    =============    =============

                                                                                      New England Zenith
                                                                  --------------------------------------------------
                                                                                      Harris
                                                                      Davis           Oakmark
                                                                     Venture          Focused          Jennison
                                                                     Value E          Value B        Growth B (a)
                                                                  -------------    -------------    -------------
Income:
 Dividends                                                                7,770            1,206                -
                                                                  -------------    -------------    -------------
Expenses:
 Mortality and expense risk                                              20,062           16,878            4,304
 Administrative fee                                                       3,451            2,874              748
                                                                  -------------    -------------    -------------
    Total expenses                                                       23,513           19,752            5,052
                                                                  -------------    -------------    -------------
Net investment income (loss)                                            (15,743)         (18,546)          (5,052)
                                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                            (22,494)         (24,660)          (4,546)
 Realized gain distributions                                                  -                -                -
                                                                  -------------    -------------    -------------
    Net realized gain (loss)                                            (22,494)         (24,660)          (4,546)
                                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)                       (177,433)         (84,885)         (68,173)
                                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from operations              (215,670)        (128,091)         (77,771)
                                                                  =============    =============    =============


                                                                       MFS
                                                                    Investors
                                                                      Trust
                                                                   Series B (a)
                                                                  -------------
Income:
 Dividends                                                                    -
                                                                  -------------
Expenses:
 Mortality and expense risk                                               4,186
 Administrative fee                                                         875
                                                                  -------------
    Total expenses                                                        5,061
                                                                  -------------
Net investment income (loss)                                             (5,061)
                                                                  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                               (926)
 Realized gain distributions                                                  -
                                                                  -------------
    Net realized gain (loss)                                               (926)
                                                                  -------------
Change in unrealized appreciation (depreciation)                        (59,396)
                                                                  -------------
    Net increase (decrease) in net assets from operations               (65,383)
                                                                  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002


                                       New England Zenith                                        Oppenheimer
                                 -----------------------------    -----------------------------------------------------------------
                                      MFS             Capital                       Main Street
                                     Total            Guardian                        Growth
                                     Return          US Equity       Capital             &             High
                                  Series B (a)      Series B (a)   Appreciation       Income          Income            Bond
                                 --------------    -------------  -------------    -------------  -------------    -------------
Income:
 Dividends                       $            -                -          2,246            3,386         25,709           70,959
                                 --------------    -------------  -------------    -------------  -------------    -------------
Expenses:
 Mortality and expense risk               1,888            1,680          4,471            5,339          2,963           12,346
 Administrative fee                         436              369            536              641            356            1,482
                                 --------------    -------------  -------------    -------------  -------------    -------------
    Total expenses                        2,324            2,049          5,007            5,980          3,319           13,828
                                 --------------    -------------  -------------    -------------  -------------    -------------
    Net investment income
     (loss)                              (2,324)          (2,049)        (2,761)          (2,594)        22,390           57,131
                                 --------------    -------------  -------------    -------------  -------------    -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale
   of fund shares                           (50)            (370)       (18,912)         (19,898)       (16,996)          (6,683)
 Realized gain distributions                  -                -              -                -              -                -
                                 --------------    -------------  -------------    -------------  -------------    -------------
    Net realized gain (loss)                (50)            (370)       (18,912)         (19,898)       (16,996)          (6,683)
                                 --------------    -------------  -------------    -------------  -------------    -------------
Change in unrealized
 appreciation (depreciation)              1,538          (24,338)       (99,288)         (69,202)       (14,681)          22,900
                                 --------------    -------------  -------------    -------------  -------------    -------------
    Net increase (decrease)
     in net assets from
     operations                  $         (836)         (26,757)      (120,961)         (91,694)        (9,287)          73,348
                                 ==============    =============  =============    =============  =============    =============




                                   Strategic
                                     Bond
                                 -------------
Income:
 Dividends                               6,506
                                 -------------
Expenses:
 Mortality and expense risk              1,162
 Administrative fee                        140
                                 -------------
    Total expenses                       1,302
                                 -------------
    Net investment income
     (loss)                              5,204
                                 -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale
   of fund shares                       (1,124)
 Realized gain distributions                 -
                                 -------------
    Net realized gain (loss)            (1,124)
                                 -------------
Change in unrealized
 appreciation (depreciation)             1,827
                                 -------------
    Net increase (decrease)
     in net assets from
     operations                          5,907
                                 =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002


                                                                                                   Putnam
                                                  ------------------------------------------------------------------
                                                      Growth            Growth
                                                        &                 &               New              New
                                                      Income           Income B          Value           Value B
                                                  --------------    -------------    -------------    -------------
Income:
  Dividends                                       $       31,582            1,122            1,193              160
                                                  --------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                              21,535            2,629            1,290              270
  Administrative fee                                       2,584              542              155               52
                                                  --------------    -------------    -------------    -------------
    Total expenses                                        24,119            3,171            1,445              322
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                           7,463           (2,049)            (252)            (162)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (124,121)          (4,317)          (6,534)          (4,191)
  Realized gain distributions                             10,498              422            3,494              539
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                            (113,623)          (3,895)          (3,040)          (3,652)
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (294,809)         (40,867)         (19,763)          (3,161)
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $     (400,969)         (46,811)         (23,055)          (6,975)
                                                  ==============    =============    =============    =============



                                                                                    International
                                                      Vista           Vista B          Growth
                                                  -------------    -------------    -------------
Income:
  Dividends                                                   -                -           15,959
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                              6,517              240           18,854
  Administrative fee                                        782               43            2,263
                                                  -------------    -------------    -------------
    Total expenses                                        7,299              283           21,117
                                                  -------------    -------------    -------------
    Net investment income (loss)                         (7,299)            (283)          (5,158)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (105,915)          (1,118)        (174,962)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                           (105,915)          (1,118)        (174,962)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (92,092)          (5,529)        (143,441)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                        (205,306)          (6,930)        (323,561)
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002


                                                                                     Putnam
                                                                  --------------------------------------------

                                                                                    International
                                                                   International         New         International
                                                                     Growth B       Opportunities      New Opp B
                                                                  --------------    -------------    -------------
Income:
 Dividends                                                        $       10,173            1,774               51
                                                                  --------------    -------------    -------------
Expenses:
 Mortality and expense risk                                               21,255            2,427              146
 Administrative fee                                                        3,999              291               26
                                                                  --------------    -------------    -------------
    Total expenses                                                        25,254            2,718              172
                                                                  --------------    -------------    -------------
    Net investment income (loss)                                         (15,081)            (944)            (121)
                                                                  --------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                              (9,095)         (22,312)              (7)
 Realized gain distributions                                                   -                -                -
                                                                  --------------    -------------    -------------
    Net realized gain (loss)                                              (9,095)         (22,312)              (7)
                                                                  --------------    -------------    -------------
Change in unrealized appreciation (depreciation)                        (307,726)          (7,195)          (1,173)
                                                                  --------------    -------------    -------------
    Net increase (decrease) in net assets from operations         $     (331,902)         (30,451)          (1,301)
                                                                  ==============    =============    =============

                                                                                           Templeton
                                                                  --------------------------------------------------
                                                                    Templeton        Templeton
                                                                      Global           Global          Franklin
                                                                      Income           Income           Small
                                                                    Securities      Securities B         Cap
                                                                  -------------    -------------    -------------
Income:
 Dividends                                                                  586              232            2,310
                                                                  -------------    -------------    -------------
Expenses:
 Mortality and expense risk                                                 621              233            6,695
 Administrative fee                                                          74               50              800
                                                                  -------------    -------------    -------------
    Total expenses                                                          695              283            7,495
                                                                  -------------    -------------    -------------
    Net investment income (loss)                                           (109)             (51)          (5,185)
                                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                360            1,022          (70,669)
 Realized gain distributions                                                  -                -                -
                                                                  -------------    -------------    -------------
    Net realized gain (loss)                                                360            1,022          (70,669)
                                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)                          8,921            2,671         (114,964)
                                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from operations                 9,172            3,642         (190,818)
                                                                  =============    =============    =============



                                                                     Franklin
                                                                      Small
                                                                      Cap B
                                                                  -------------
Income:
 Dividends                                                                  377
                                                                  -------------
Expenses:
 Mortality and expense risk                                               1,727
 Administrative fee                                                         385
                                                                  -------------
    Total expenses                                                        2,112
                                                                  -------------
    Net investment income (loss)                                         (1,735)
                                                                  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                               (909)
 Realized gain distributions                                                  -
                                                                  -------------
    Net realized gain (loss)                                               (909)
                                                                  -------------
Change in unrealized appreciation (depreciation)                        (49,650)
                                                                  -------------
    Net increase (decrease) in net assets from operations               (52,294)
                                                                  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                                           Templeton
                                           ---------------------------------------------------------------------------
                                                                                                          Templeton
                                             Templeton       Templeton      Templeton      Templeton      Developing
                                               Growth          Growth        Foreign        Foreign        Markets
                                             Securities     Securities B    Securities    Securities B    Securities
                                           --------------  -------------  -------------  -------------  -------------
Income:
 Dividends                                 $        7,666          2,198         12,989          3,507          6,126
                                           --------------  -------------  -------------  -------------  -------------
Expenses:
 Mortality and expense risk                         3,593          1,039          9,302          2,160          4,759
 Administrative fee                                   392            233          1,105            581            571
                                           --------------  -------------  -------------  -------------  -------------
    Total expenses                                  3,985          1,272         10,407          2,741          5,330
                                           --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                    3,681            926          2,582            766            796
                                           --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund
   shares                                         (22,424)          (402)      (134,413)        (5,671)       (22,933)
 Realized gain distributions                        7,039          2,161              -              -              -
                                           --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                      (15,385)         1,759       (134,413)        (5,671)       (22,933)
                                           --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation
 (depreciation)                                   (53,820)       (25,496)       (23,263)       (47,045)        17,566
                                           --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets from operations                $      (65,524)       (22,811)      (155,094)       (51,950)        (4,571)
                                           ==============  =============  =============  =============  =============


                                             Templeton      Templeton
                                             Developing       Mutual
                                              Markets         Shares
                                            Securities B    Securities
                                           -------------  -------------
Income:
 Dividends                                         9,568          6,222
                                           -------------  -------------
Expenses:
 Mortality and expense risk                        8,962          6,987
 Administrative fee                                1,672            838
                                           -------------  -------------
    Total expenses                                10,634          7,825
                                           -------------  -------------
    Net investment income (loss)                  (1,066)        (1,603)
                                           -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund
   shares                                         (1,269)       (47,069)
 Realized gain distributions                           -         14,234
                                           -------------  -------------
    Net realized gain (loss)                      (1,269)       (32,835)
                                           -------------  -------------
Change in unrealized appreciation
 (depreciation)                                  (27,762)       (56,365)
                                           -------------  -------------
    Net increase (decrease) in net
     assets from operations                      (30,097)       (90,803)
                                           =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                                   Templeton
                                                                 --------------------------------------------
                                                                                      Franklin         Franklin
                                                                     Mutual          Large Cap        Large Cap
                                                                     Shares            Growth           Growth
                                                                  Securities B       Securities      Securities B
                                                                 --------------    -------------    -------------
Income:
 Dividends                                                       $        8,200            5,831            1,037
                                                                 --------------    -------------    -------------
Expenses:
 Mortality and expense risk                                              11,853            8,531            1,345
 Administrative fee                                                       2,201              961              353
                                                                 --------------    -------------    -------------
    Total expenses                                                       14,054            9,492            1,698
                                                                 --------------    -------------    -------------
    Net investment income (loss)                                         (5,854)          (3,661)            (661)
                                                                 --------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                            (16,291)        (160,747)          (2,708)
 Realized gain distributions                                             20,331                -                -
                                                                 --------------    -------------    -------------
    Net realized gain (loss)                                              4,040         (160,747)          (2,708)
                                                                 --------------    -------------    -------------
Change in unrealized appreciation (depreciation)                       (135,582)         (34,163)         (34,602)
                                                                 --------------    -------------    -------------
    Net increase (decrease) in net assets from operations        $     (137,396)        (198,571)         (37,971)
                                                                 ==============    =============    =============

                                                                                          Fidelity
                                                                 --------------------------------------------------


                                                                      VIP              VIP             VIP II
                                                                     Growth          Growth B        Contrafund
                                                                 -------------    -------------    -------------
Income:
 Dividends                                                                 205              142              290
                                                                 -------------    -------------    -------------
Expenses:
 Mortality and expense risk                                              1,043            1,792              440
 Administrative fee                                                        125              343               53
                                                                 -------------    -------------    -------------
    Total expenses                                                       1,168            2,135              493
                                                                 -------------    -------------    -------------
    Net investment income (loss)                                          (963)          (1,993)            (203)
                                                                 -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                            (1,648)          (3,139)            (254)
 Realized gain distributions                                                 -                -                -
                                                                 -------------    -------------    -------------
    Net realized gain (loss)                                            (1,648)          (3,139)            (254)
                                                                 -------------    -------------    -------------
Change in unrealized appreciation (depreciation)                       (28,457)         (45,518)          (3,370)
                                                                 -------------    -------------    -------------
    Net increase (decrease) in net assets from operations              (31,068)         (50,650)          (3,827)
                                                                 =============    =============    =============



                                                                    VIP III
                                                                    Growth
                                                                 Opportunities
                                                                 -------------
Income:
 Dividends                                                                 148
                                                                 -------------
Expenses:
 Mortality and expense risk                                                172
 Administrative fee                                                         21
                                                                 -------------
    Total expenses                                                         193
                                                                 -------------
    Net investment income (loss)                                           (45)
                                                                 -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                              (776)
 Realized gain distributions                                                 -
                                                                 -------------
    Net realized gain (loss)                                              (776)
                                                                 -------------
Change in unrealized appreciation (depreciation)                        (2,798)
                                                                 -------------
    Net increase (decrease) in net assets from operations               (3,619)
                                                                 =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                                                    Fidelity
                                                          -----------------------------------------------------------

                                                             VIP III             VIP              VIP
                                                             Growth &          Equity-          Equity-            High
                                                              Income           Income           Income B         Income B
                                                          --------------    -------------    -------------    -------------
Income:
 Dividends                                                $          721              121              895               38
                                                          --------------    -------------    -------------    -------------
Expenses:
 Mortality and expense risk                                          683               86            1,118               25
 Administrative fee                                                   82               10              211                5
                                                          --------------    -------------    -------------    -------------
    Total expenses                                                   765               96            1,329               30
                                                          --------------    -------------    -------------    -------------
    Net investment income (loss)                                     (44)              25             (434)               8
                                                          --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                        (901)            (103)            (261)            (104)
 Realized gain distributions                                           -              164            1,290                -
                                                          --------------    -------------    -------------    -------------
    Net realized gain (loss)                                        (901)              61            1,029             (104)
                                                          --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)                  (9,961)          (1,458)         (19,697)             512
                                                          --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           $      (10,906)          (1,372)         (19,102)             416
                                                          ==============    =============    =============    =============

                                                                        American Century
                                                          -------------------------------------------
                                                                VP
                                                              Income
                                                                &               VP               VP
                                                              Growth       International        Value
                                                          -------------    -------------    -------------
Income:
 Dividends                                                       24,146              355           11,549
                                                          -------------    -------------    -------------
Expenses:
 Mortality and expense risk                                      39,350              758           19,773
 Administrative fee                                               5,705              106            2,901
                                                          -------------    -------------    -------------
    Total expenses                                               45,055              864           22,674
                                                          -------------    -------------    -------------
    Net investment income (loss)                                (20,909)            (509)         (11,125)
                                                          -------------    -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                    (60,147)          (4,004)         (34,872)
 Realized gain distributions                                          -                -           74,729
                                                          -------------    -------------    -------------
    Net realized gain (loss)                                    (60,147)          (4,004)          39,857
                                                          -------------    -------------    -------------
Change in unrealized appreciation (depreciation)               (592,788)          (9,050)        (280,263)
                                                          -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                (673,844)         (13,563)        (251,531)
                                                          =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002


                                                                     Dreyfus
                            -----------------------------------------------------------------------------------------
                                 Stock            Stock         Disciplined      Disciplined        Capital          Capital
                                 Index           Index B           Stock           Stock B        Appreciation    Appreciation B
                            --------------    -------------    -------------    -------------    -------------    --------------
Income:
 Dividends                  $        1,204            4,075              163              203            1,988           12,038
                            --------------    -------------    -------------    -------------    -------------    -------------
Expenses:
 Mortality and expense
   risk                              1,177            3,885              466              426            3,569           12,741
 Administrative fee                    141              720               56               92              428            2,344
                            --------------    -------------    -------------    -------------    -------------    -------------
    Total expenses                   1,318            4,605              522              518            3,997           15,085
                            --------------    -------------    -------------    -------------    -------------    -------------
    Net investment
     income (loss)                    (114)            (530)            (359)            (315)          (2,009)          (3,047)
                            --------------    -------------    -------------    -------------    -------------    -------------
Net realized gain (loss)
 on investments:
 Realized gain (loss) on
   sale of fund shares              (8,037)          (6,033)          (9,593)            (426)         (65,185)         (13,639)
 Realized gain
   distributions                         -                -                -                -                -                -
                            --------------    -------------    -------------    -------------    -------------    -------------
    Net realized gain
     (loss)                         (8,037)          (6,033)          (9,593)            (426)         (65,185)         (13,639)
                            --------------    -------------    -------------    -------------    -------------    -------------
Change in unrealized
 appreciation
 (depreciation)                    (16,797)         (80,314)            (467)          (9,592)          (7,648)        (178,141)
                            --------------    -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets from
     operations             $      (24,948)         (86,877)         (10,419)         (10,333)         (74,842)        (194,827)
                            ==============    =============    =============    =============    =============    =============

                               Invesco
                            -------------

                               Dynamics
                            -------------
Income:
 Dividends                              -
                            -------------
Expenses:
 Mortality and expense
   risk                            15,752
 Administrative fee                 2,279
                            -------------
    Total expenses                 18,031
                            -------------
    Net investment
     income (loss)                (18,031)
                            -------------
Net realized gain (loss)
 on investments:
 Realized gain (loss) on
   sale of fund shares            (53,347)
 Realized gain
   distributions                        -
                            -------------
    Net realized gain
     (loss)                       (53,347)
                            -------------
Change in unrealized
 appreciation
 (depreciation)                  (375,151)
                            -------------
    Net increase
     (decrease) in net
     assets from
     operations                  (446,529)
                            =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                      Invesco                                 PIMCO
                                                  --------------    ---------------------------------------------------------
                                                                                                   StocksPLUS
                                                       High             High           Low          Growth &       Total
                                                       Yield            Yield        Duration        Income        Return
                                                  --------------    -------------  ------------- -------------  -------------
Income:
  Dividends                                       $       21,686            3,091          8,027         1,531        105,914
                                                  --------------    -------------  ------------- -------------  -------------
Expenses:
  Mortality and expense risk                               2,763              484          3,000           579         34,662
  Administrative fee                                         406               68            404            84          5,044
                                                  --------------    -------------  ------------- -------------  -------------
    Total expenses                                         3,169              552          3,404           663         39,706
                                                  --------------    -------------  ------------- -------------  -------------
    Net investment income (loss)                          18,517            2,539          4,623           868         66,208
                                                  --------------    -------------  ------------- -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (12,968)             (24)         1,071        (3,620)         4,280
  Realized gain distributions                                  -                -          1,828             -         38,681
                                                  --------------    -------------  ------------- -------------  -------------
    Net realized gain (loss)                             (12,968)             (24)         2,899        (3,620)        42,961
                                                  --------------    -------------  ------------- -------------  -------------
Change in unrealized appreciation (depreciation)         (11,810)          (1,225)         5,097        (5,575)        83,134
                                                  --------------    -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       (6,261)           1,290         12,619        (8,327)       192,303
                                                  ==============    =============  ============= =============  =============

                                                            Scudder I
                                                  -----------------------------


                                                  International  International B
                                                  -------------  ---------------
Income:
  Dividends                                               1,151           2,204
                                                  -------------   -------------
Expenses:
  Mortality and expense risk                              1,549           5,902
  Administrative fee                                        186           1,090
                                                  -------------   -------------
    Total expenses                                        1,735           6,992
                                                  -------------   -------------
    Net investment income (loss)                           (584)         (4,788)
                                                  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (70,863)         (5,356)
  Realized gain distributions                                 -               -
                                                  -------------   -------------
    Net realized gain (loss)                            (70,863)         (5,356)
                                                  -------------   -------------
Change in unrealized appreciation (depreciation)         37,806         (84,629)
                                                  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                         (33,641)        (94,773)
                                                  =============   =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2002

                                                       Total
                                                  --------------
Income:
  Dividends                                       $    3,489,439
                                                  --------------
Expenses:
  Mortality and expense risk                           2,685,628
  Administrative fee                                     367,813
                                                  --------------
    Total expenses                                     3,053,441
                                                  --------------
    Net investment income (loss)                         435,998
                                                  --------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (9,474,179)
  Realized gain distributions                          4,610,169
                                                  --------------
    Net realized gain (loss)                          (4,864,010)
                                                  --------------
Change in unrealized appreciation (depreciation)     (37,167,719)
                                                  --------------
    Net increase (decrease) in net assets from
     operations                                   $  (41,595,731)
                                                  ==============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                   Met Investors
                                                     --------------------------------------------------------------------
                                                       Lord Abbett      Lord Abbett
                                                         Growth           Growth         Lord Abbett      Lord Abbett
                                                           and              and             Bond             Bond
                                                         Income          Income B         Debenture       Debenture B
                                                     --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     (244,233)           9,800          871,071          133,219
  Net realized gain (loss)                                2,822,245          980,997         (444,375)         (49,416)
  Change in unrealized appreciation (depreciation)      (12,680,768)      (3,204,054)        (676,947)         (32,722)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) from operations             (10,102,756)      (2,213,257)        (250,251)          51,081
                                                     --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -                -                -                -
  MetLife Investors Insurance Company of California
   redemptions                                                    -             (395)            (100)            (196)
  Payments received from contract owners                    247,498        5,388,460           25,763        1,738,441
  Transfers between sub-accounts (including fixed
   account), net                                            998,393        8,051,155         (309,218)       3,178,209
  Transfers for contract benefits and terminations       (6,491,593)        (370,582)      (1,532,219)        (115,058)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (5,245,702)      13,068,638       (1,815,774)       4,801,396
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               (15,348,458)      10,855,381       (2,066,025)       4,852,477
Net assets at beginning of period                        54,574,614        4,185,712       12,249,322        1,041,528
                                                     --------------    -------------    -------------    -------------
Net assets at end of period                          $   39,226,156       15,041,093       10,183,297        5,894,005
                                                     ==============    =============    =============    =============



                                                      Lord Abbett      Lord Abbett    Lord Abbett
                                                      Developing       Developing       Growth
                                                        Growth          Growth B      Opportunity
                                                     -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (24,981)          (3,582)        (1,162)
  Net realized gain (loss)                                (177,651)         (13,961)        (1,523)
  Change in unrealized appreciation (depreciation)        (449,409)         (85,660)       (20,887)
                                                     -------------    -------------  -------------
    Net increase (decrease) from operations               (652,041)        (103,203)       (23,572)
                                                     -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -              -
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -              -
  Payments received from contract owners                     8,921           90,290              -
  Transfers between sub-accounts (including fixed
   account), net                                          (228,153)         211,387         14,902
  Transfers for contract benefits and terminations        (139,993)          (1,403)          (244)
                                                     -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (359,225)         300,274         14,658
                                                     -------------    -------------  -------------
    Net increase (decrease) in net assets               (1,011,266)         197,071         (8,914)
Net assets at beginning of period                        2,309,037          125,648        104,459
                                                     -------------    -------------  -------------
Net assets at end of period                              1,297,771          322,719         95,545
                                                     =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                   Met Investors
                                                     -------------------------------------------------------------------
                                                       Lord Abbett     Lord Abbett      Lord Abbett       JP Morgan
                                                         Growth          Mid-Cap          Mid-Cap         Enhanced
                                                      Opportunity B       Value           Value B           Index
                                                     --------------   -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (8,093)        (38,923)         (16,421)        (104,817)
  Net realized gain (loss)                                  (13,150)        277,414          141,411       (1,736,243)
  Change in unrealized appreciation (depreciation)         (160,820)       (726,177)        (436,658)      (4,154,421)
                                                     --------------   -------------    -------------    -------------
    Net increase (decrease) from operations                (182,063)       (487,686)        (311,668)      (5,995,481)
                                                     --------------   -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -               -                -                -
  MetLife Investors Insurance Company of California
   redemptions                                                  (80)              -             (317)               -
  Payments received from contract owners                    143,160          33,785          799,667          138,594
  Transfers between sub-accounts (including fixed
   account), net                                            516,407         990,887        2,229,685       (2,605,604)
  Transfers for contract benefits and terminations          (24,093)       (374,251)         (86,364)      (2,693,650)
                                                     --------------   -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  635,394         650,421        2,942,671       (5,160,660)
                                                     --------------   -------------    -------------    -------------
    Net increase (decrease) in net assets                   453,331         162,735        2,631,003      (11,156,141)
Net assets at beginning of period                           306,505       4,212,384        1,251,410       25,355,414
                                                     --------------   -------------    -------------    -------------
Net assets at end of period                          $      759,836       4,375,119        3,882,413       14,199,273
                                                     ==============   =============    =============    =============


                                                       JP Morgan        JP Morgan        JP Morgan
                                                       Enhanced       International    International
                                                        Index B          Equity          Equity B
                                                     -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (322)         (87,437)            (572)
  Net realized gain (loss)                                  (4,625)      (1,085,788)             (40)
  Change in unrealized appreciation (depreciation)         (91,383)         (17,849)          (8,084)
                                                     -------------    -------------    -------------
    Net increase (decrease) from operations                (96,330)      (1,191,074)          (8,696)
                                                     -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -                -
  Payments received from contract owners                    24,898           51,464           12,422
  Transfers between sub-accounts (including fixed
   account), net                                           218,079         (952,727)          29,888
  Transfers for contract benefits and terminations          (8,896)      (1,202,937)             (82)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 234,081       (2,104,200)          42,228
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets                  137,751       (3,295,274)          33,532
Net assets at beginning of period                          228,781        8,015,556           21,019
                                                     -------------    -------------    -------------
Net assets at end of period                                366,532        4,720,282           54,551
                                                     =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                   Met Investors
                                                     --------------------------------------------------------------------

                                                        JP Morgan        JP Morgan        JP Morgan        JP Morgan
                                                         Quality          Quality          Select           Select
                                                          Bond            Bond B           Equity          Equity B
                                                     --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      258,146          102,295         (104,523)          (3,026)
  Net realized gain (loss)                                  198,674            3,840       (1,150,633)          (9,167)
  Change in unrealized appreciation (depreciation)           99,671           15,305       (3,004,007)        (152,764)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                 556,491          121,440       (4,259,163)        (164,957)
                                                     --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -                -                -                -
  MetLife Investors Insurance Company of California
   redemptions                                                    -             (104)               -              (96)
  Payments received from contract owners                     72,424          594,101           38,971           10,000
  Transfers between sub-accounts (including fixed
   account), net                                            786,444        1,602,729       (1,684,789)         183,109
  Transfers for contract benefits and terminations       (1,429,329)         (49,304)      (1,385,197)          (7,845)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (570,461)       2,147,422       (3,031,015)         185,168
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                   (13,970)       2,268,862       (7,290,178)          20,211
Net assets at beginning of period                         8,128,619          549,532       16,948,111          475,763
                                                     --------------    -------------    -------------    -------------
Net assets at end of period                          $    8,114,649        2,818,394        9,657,933          495,974
                                                     ==============    =============    =============    =============


                                                       JP Morgan        JP Morgan
                                                         Small            Small             Met
                                                          Cap              Cap             Putnam
                                                         Stock           Stock B         Research B
                                                     -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (88,397)          (2,820)          (4,571)
  Net realized gain (loss)                                (363,981)          (1,491)         (18,228)
  Change in unrealized appreciation (depreciation)      (1,232,018)         (59,272)         (80,246)
                                                     -------------    -------------    -------------
    Net increase (decrease) from operations             (1,684,396)         (63,583)        (103,045)
                                                     -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -                -
  Payments received from contract owners                    33,074          113,259          325,565
  Transfers between sub-accounts (including fixed
   account), net                                          (671,443)         166,238          297,620
  Transfers for contract benefits and terminations        (791,457)          (1,225)         (11,640)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,429,826)         278,272          611,545
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets               (3,114,222)         214,689          508,500
Net assets at beginning of period                        8,324,013           95,552          142,306
                                                     -------------    -------------    -------------
Net assets at end of period                              5,209,791          310,241          650,806
                                                     =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                   Met Investors
                                                     ------------------------------------------------------------------
                                                      Oppenheimer        PIMCO            Janus            PIMCO
                                                        Capital          Money          Aggressive      Total Return
                                                     Appreciation B     Market B         Growth B          Bond B
                                                     --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (18,571)       (17,120)          (4,959)         (42,279)
  Net realized gain (loss)                                  (54,023)             -          (16,626)          72,971
  Change in unrealized appreciation (depreciation)         (178,051)            (5)         (71,784)         178,678
                                                     --------------  -------------    -------------    -------------
    Net increase (decrease) from operations                (250,645)       (17,125)         (93,369)         209,370
                                                     --------------  -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -            100                -                -
  MetLife Investors Insurance Company of California
   redemptions                                                  (89)          (302)               -                -
  Payments received from contract owners                  1,813,059      5,112,356          746,450        4,444,753
  Transfers between sub-accounts (including fixed
   account), net                                            920,767        330,604          212,076        2,324,577
  Transfers for contract benefits and terminations          (21,102)      (527,198)          (3,979)         (57,706)
                                                     --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                2,712,635      4,915,560          954,547        6,711,624
                                                     --------------  -------------    -------------    -------------
Net increase (decrease) in net assets                     2,461,990      4,898,435          861,178        6,920,994
Net assets at beginning of period                           176,890      1,132,069           41,798           75,990
                                                     --------------  -------------    -------------    -------------
Net assets at end of period                          $    2,638,880      6,030,504          902,976        6,996,984
                                                     ==============  =============    =============    =============


                                                                           MFS             MFS
                                                         PIMCO           Mid Cap        Research
                                                      Innovation B       Growth B    International B
                                                     -------------    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (2,309)          (8,585)         (8,075)
  Net realized gain (loss)                                 (13,511)         (15,933)        (10,828)
  Change in unrealized appreciation (depreciation)         (62,302)        (178,132)        (66,027)
                                                     -------------    -------------   -------------
    Net increase (decrease) from operations                (78,122)        (202,650)        (84,930)
                                                     -------------    -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              400             400
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -               -
  Payments received from contract owners                   175,544          808,832         837,423
  Transfers between sub-accounts (including fixed
   account), net                                            73,558          579,695         565,113
  Transfers for contract benefits and terminations          (2,659)         (10,994)         (8,551)
                                                     -------------    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                 246,443        1,377,933       1,394,385
                                                     -------------    -------------   -------------
Net increase (decrease) in net assets                      168,321        1,175,283       1,309,455
Net assets at beginning of period                           87,469           65,198          94,598
                                                     -------------    -------------   -------------
Net assets at end of period                                255,790        1,240,481       1,404,053
                                                     =============    =============   =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                             Met Investors
                                                     ------------------------------------------------------------
                                                                                                             MIST
                                                        MIST AIM         MIST AIM          MIST SSR        Third Ave
                                                        Small Cap         Mid Cap        Concentrated      Small Cap
                                                        Growth B       Core Equity B    International B   Value B (a)
                                                     --------------    -------------    ---------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (10,632)          (7,089)           (2,804)         (1,780)
  Net realized gain (loss)                                   (5,953)          (3,935)          (10,537)        (27,991)
  Change in unrealized appreciation (depreciation)         (158,880)         (61,280)          (18,056)          9,563
                                                     --------------    -------------     -------------   -------------
    Net increase (decrease) from operations                (175,465)         (72,304)          (31,397)        (20,208)
                                                     --------------    -------------     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -                -                 -           1,200
  MetLife Investors Insurance Company of California
   redemptions                                                    -                -                 -               -
  Payments received from contract owners                    747,260          363,479           482,495         527,036
  Transfers between sub-accounts (including fixed
   account), net                                            770,976          476,985           125,210         168,944
  Transfers for contract benefits and terminations          (14,029)          (7,269)           (2,190)           (489)
                                                     --------------    -------------     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                1,504,207          833,195           605,515         696,691
                                                     --------------    -------------     -------------   -------------
    Net increase (decrease) in net assets                 1,328,742          760,891           574,118         676,483
Net assets at beginning of period                            51,223           34,880            18,053               -
                                                     --------------    -------------     -------------   -------------
Net assets at end of period                          $    1,379,965          795,771           592,171         676,483
                                                     ==============    =============     =============   =============

                                                        MetLife          GACC           Russell
                                                     -------------  -------------    -------------

                                                         Stock                          Multi-
                                                         Index          Money            Style
                                                      Portfolio B       Market          Equity
                                                     -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (10,586)        51,516          (33,048)
  Net realized gain (loss)                                (235,230)        35,181         (266,040)
  Change in unrealized appreciation (depreciation)         (31,029)       (78,605)        (854,923)
                                                     -------------  -------------    -------------
    Net increase (decrease) from operations               (276,845)         8,092       (1,154,011)
                                                     -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -                -
  MetLife Investors Insurance Company of California
   redemptions                                                (102)             -                -
  Payments received from contract owners                   728,761        132,943           46,294
  Transfers between sub-accounts (including fixed
   account), net                                           941,574      1,038,579          196,015
  Transfers for contract benefits and terminations         (23,837)    (1,718,053)        (449,275)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,646,396       (546,531)        (206,966)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets                1,369,551       (538,439)      (1,360,977)
Net assets at beginning of period                          116,577      3,878,143        4,829,006
                                                     -------------  -------------    -------------
Net assets at end of period                              1,486,128      3,339,704        3,468,029
                                                     =============  =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                          Russell
                                                -----------------------------------------------------------
                                                                                                         Real
                                                  Aggressive                            Core            Estate
                                                    Equity            Non-US            Bond          Securities
                                                --------------    -------------    -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                   $      (11,770)           2,261           56,682           13,875
 Net realized gain (loss)                              (16,691)        (117,213)         106,240            9,678
 Change in unrealized appreciation
   (depreciation)                                     (148,515)        (210,586)          91,088          (17,086)
                                                --------------    -------------    -------------    -------------
    Net increase (decrease) from operations           (176,976)        (325,538)         254,010            6,467
                                                --------------    -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of
   California payments                                       -                -                -                -
 MetLife Investors Insurance Company of
   California redemptions                                    -                -                -                -
 Payments received from contract owners                  4,776           24,250           92,936            7,611
 Transfers between sub-accounts (including
   fixed account), net                                  15,063           67,268         (126,267)         (12,780)
 Transfers for contract benefits and
   terminations                                        (84,318)        (236,065)        (422,736)         (39,009)
                                                --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
     from contract transactions                        (64,479)        (144,547)        (456,067)         (44,178)
                                                --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets             (241,455)        (470,085)        (202,057)         (37,711)
Net assets at beginning of period                      960,274        2,111,933        3,769,990          364,386
                                                --------------    -------------    -------------    -------------
Net assets at end of period                     $      718,819        1,641,848        3,567,933          326,675
                                                ==============    =============    =============    =============

                                                                    AIM
                                                -------------------------------------------
                                                    V.I.              V.I.             V.I.
                                                   Premier          Premier          Capital
                                                   Equity         Equity B (a)     Appreciation
                                                -------------    -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                         (51,464)             178          (41,196)
 Net realized gain (loss)                            (724,972)            (281)        (490,052)
 Change in unrealized appreciation
   (depreciation)                                  (1,164,357)          (5,554)        (384,021)
                                                -------------    -------------    -------------
    Net increase (decrease) from operations        (1,940,793)          (5,657)        (915,269)
                                                -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of
   California payments                                      -              800                -
 MetLife Investors Insurance Company of
   California redemptions                                   -                -                -
 Payments received from contract owners               107,852            6,455           53,720
 Transfers between sub-accounts (including
   fixed account), net                               (344,658)         169,210         (253,811)
 Transfers for contract benefits and
   terminations                                      (436,496)             (24)        (189,240)
                                                -------------    -------------    -------------
    Net increase (decrease) in net assets
     from contract transactions                      (673,302)         176,441         (389,331)
                                                -------------    -------------    -------------
    Net increase (decrease) in net assets          (2,614,095)         170,784       (1,304,600)
Net assets at beginning of period                   6,310,554                -        3,674,860
                                                -------------    -------------    -------------
Net assets at end of period                         3,696,459          170,784        2,370,260
                                                =============    =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                     AIM
                                                               -----------------------------------------------

                                                                      V.I.            V.I.             V.I.
                                                                    Capital       International    International
                                                               Appreciation B (a)    Growth        Growth B (a)
                                                               ------------------ -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                    $          (83)         (4,419)              28
 Net realized gain (loss)                                                    (1)       (112,466)            (141)
 Change in unrealized appreciation (depreciation)                          (976)         23,544              (22)
                                                                 --------------   -------------    -------------
    Net increase (decrease) from operations                              (1,060)        (93,341)            (135)
                                                                 --------------   -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                 400               -              400
 MetLife Investors Insurance Company of California
   redemptions                                                                -               -                -
 Payments received from contract owners                                   2,658           4,224                -
 Transfers between sub-accounts (including fixed account),
   net                                                                   18,584         (68,830)          13,404
 Transfers for contract benefits and terminations                             -         (84,920)               -
                                                                 --------------   -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        21,642        (149,526)          13,804
                                                                 --------------   -------------    -------------
    Net increase (decrease) in net assets                                20,582        (242,867)          13,669
Net assets at beginning of period                                             -         627,711                -
                                                                 --------------   -------------    -------------
Net assets at end of period                                      $       20,582         384,844           13,669
                                                                 ==============   =============    =============

                                                                                        Alliance
                                                               ----------------------------------------------------------
                                                                                                   Alliance          Alliance
                                                                                                   Bernstein        Bernstein
                                                                  Premier          Premier        Real Estate      Real Estate
                                                                  Growth           Growth B       Investment       Investment B
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                        (39,116)         (37,656)           8,815            8,044
 Net realized gain (loss)                                           (429,353)         (33,266)          24,115             (413)
 Change in unrealized appreciation (depreciation)                   (653,690)        (773,062)         (20,219)         (20,877)
                                                               -------------    -------------    -------------    -------------
    Net increase (decrease) from operations                       (1,122,159)        (843,984)          12,711          (13,246)
                                                               -------------    -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                -                -                -                -
 MetLife Investors Insurance Company of California
   redemptions                                                             -             (252)               -             (225)
 Payments received from contract owners                                2,606        1,005,067           18,496          314,100
 Transfers between sub-accounts (including fixed account),
   net                                                                30,983        1,717,665           38,114          494,659
 Transfers for contract benefits and terminations                   (345,126)         (61,345)        (133,313)         (15,040)
                                                               -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   (311,537)       2,661,135          (76,703)         793,494
                                                               -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                         (1,433,696)       1,817,151          (63,992)         780,248
Net assets at beginning of period                                  3,637,494        1,358,392          829,786          468,187
                                                               -------------    -------------    -------------    -------------
Net assets at end of period                                        2,203,798        3,175,543          765,794        1,248,435
                                                               =============    =============    =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                              Alliance                   Liberty
                                                                   -----------------------------      -------------
                                                                                                         Newport
                                                                      Alliance         Alliance           Tiger
                                                                      Bernstein        Bernstein          Fund,
                                                                     Small Cap B        Value B          Variable
                                                                   --------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                      $         (858)            (202)            (156)
 Net realized gain (loss)                                                  (5,027)          (3,311)          (1,504)
 Change in unrealized appreciation (depreciation)                          (5,998)            (376)         (11,416)
                                                                   --------------    -------------    -------------
    Net increase (decrease) from operations                               (11,883)          (3,889)         (13,076)
                                                                   --------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                     -                -                -
 MetLife Investors Insurance Company of California redemptions                  -                -                -
 Payments received from contract owners                                    26,277           24,148                -
 Transfers between sub-accounts (including fixed account), net             70,539           24,661           (1,319)
 Transfers for contract benefits and terminations                               -              (98)          (2,960)
                                                                   --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                          96,816           48,711           (4,279)
                                                                   --------------    -------------    -------------
    Net increase (decrease) in net assets                                  84,933           44,822          (17,355)
Net assets at beginning of period                                          22,273              655           75,439
                                                                   --------------    -------------    -------------
Net assets at end of period                                        $      107,206           45,477           58,084
                                                                   ==============    =============    =============

                                                                                          Goldman Sachs
                                                                   --------------------------------------------------

                                                                       Growth
                                                                        and         International        Global
                                                                       Income          Equity          Income (b)
                                                                   -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                               (270)            (980)            (716)
 Net realized gain (loss)                                                (25,848)         (53,342)          (3,394)
 Change in unrealized appreciation (depreciation)                            848           (3,091)           3,711
                                                                   -------------    -------------    -------------
    Net increase (decrease) from operations                              (25,270)         (57,413)            (399)
                                                                   -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                    -                -                -
 MetLife Investors Insurance Company of California redemptions                 -                -             (418)
 Payments received from contract owners                                    5,040            1,430           15,276
 Transfers between sub-accounts (including fixed account), net           (44,677)         (68,014)        (137,677)
 Transfers for contract benefits and terminations                        (66,682)          (9,674)            (295)
                                                                   -------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       (106,319)         (76,258)        (123,114)
                                                                   -------------    -------------    -------------
    Net increase (decrease) in net assets                               (131,589)        (133,671)        (123,513)
Net assets at beginning of period                                        306,617          327,467          123,513
                                                                   -------------    -------------    -------------
Net assets at end of period                                              175,028          193,796                -
                                                                   =============    =============    =============




                                                                      Internet
                                                                   Tollkeeper (b)
                                                                   --------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                               (367)
 Net realized gain (loss)                                                (66,704)
 Change in unrealized appreciation (depreciation)                         50,889
                                                                   -------------
    Net increase (decrease) from operations                              (16,182)
                                                                   -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                    -
 MetLife Investors Insurance Company of California redemptions              (207)
 Payments received from contract owners                                      200
 Transfers between sub-accounts (including fixed account), net           (76,954)
 Transfers for contract benefits and terminations                              -
                                                                   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        (76,961)
                                                                   -------------
    Net increase (decrease) in net assets                                (93,143)
Net assets at beginning of period                                         93,143
                                                                   -------------
Net assets at end of period                                                    -
                                                                   =============

(b) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                              Scudder II
                                                     -----------------------------------------------------------
                                                         Dreman                           SVS Dreman
                                                          High             Small            Small
                                                         Return             Cap              Cap           Government
                                                         Equity            Growth           Value          Securities
                                                     --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $            -           (2,513)          (4,146)          21,678
  Net realized gain (loss)                                        -          (22,739)           9,873           13,993
  Change in unrealized appreciation (depreciation)              (24)         (53,212)         (66,930)          29,501
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                     (24)         (78,464)         (61,203)          65,172
                                                     --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -                -                -                -
  MetLife Investors Insurance Company of California
   redemptions                                                    -                -                -                -
  Payments received from contract owners                          -           15,000           61,223          154,424
  Transfers between sub-accounts (including fixed
   account), net                                                  1           24,476           67,579          (25,278)
  Transfers for contract benefits and terminations                -           (1,946)         (54,934)        (228,384)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                        1           37,530           73,868          (99,238)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                       (23)         (40,934)          12,665          (34,066)
Net assets at beginning of period                               121          199,064          356,011          968,152
                                                     --------------    -------------    -------------    -------------
Net assets at end of period                          $           98          158,130          368,676          934,086
                                                     ==============    =============    =============    =============

                                                                         MFS
                                                     -------------------------------------------



                                                          Bond           Research        Research B
                                                     -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                   6           (9,033)            (407)
  Net realized gain (loss)                                       -         (150,632)          (1,725)
  Change in unrealized appreciation (depreciation)               4          (97,993)          (7,142)
                                                     -------------    -------------    -------------
    Net increase (decrease) from operations                     10         (257,658)          (9,274)
                                                     -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -                -
  Payments received from contract owners                         -            1,340           10,341
  Transfers between sub-accounts (including fixed
   account), net                                                 -          (46,858)          15,508
  Transfers for contract benefits and terminations              (1)        (105,372)            (141)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                      (1)        (150,890)          25,708
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets                        9         (408,548)          16,434
Net assets at beginning of period                              120        1,017,443           16,873
                                                     -------------    -------------    -------------
Net assets at end of period                                    129          608,895           33,307
                                                     =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                              MFS
                                           -------------------------------------------------------------------------------------


                                              Emerging          Emerging           High             High          Strategic
                                               Growth           Growth B          Income          Income B         Income
                                           --------------    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)              $      (10,416)            (101)          19,946           26,810             (351)
 Net realized gain (loss)                        (182,570)             (22)         (10,930)          (2,094)           1,160
 Change in unrealized appreciation
   (depreciation)                                (146,297)          (2,415)          (3,818)          (9,999)           3,997
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) from
     operations                                  (339,283)          (2,538)           5,198           14,717            4,806
                                           --------------    -------------    -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of
   California payments                                  -                -                -                -                -
 MetLife Investors Insurance Company of
   California redemptions                               -                -                -                -                -
 Payments received from contract owners                 -                -              270          387,860                -
 Transfers between sub-accounts
   (including fixed account), net                (119,656)           4,032           70,492          563,152           66,801
 Transfers for contract benefits and
   terminations                                   (74,311)              --          (10,537)         (23,107)          (5,034)
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions           (193,967)           4,032           60,225          927,905           61,767
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets                                      (533,250)           1,494           65,423          942,622           66,573
Net assets at beginning of period               1,062,519            4,233          344,017          248,449           15,095
                                           --------------    -------------    -------------    -------------    -------------
Net assets at end of period                $      529,269            5,727          409,440        1,191,071           81,668
                                           ==============    =============    =============    =============    =============




                                             Strategic        Investors
                                             Income B           Trust
                                           -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                       (479)         (12,816)
 Net realized gain (loss)                            313          (91,190)
 Change in unrealized appreciation
   (depreciation)                                  3,347         (283,473)
                                           -------------    -------------
    Net increase (decrease) from
     operations                                    3,181         (387,479)
                                           -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of
   California payments                                 -                -
 MetLife Investors Insurance Company of
   California redemptions                              -                -
 Payments received from contract owners           36,500            1,170
 Transfers between sub-accounts
   (including fixed account), net                 41,530           25,136
 Transfers for contract benefits and
   terminations                                   (3,157)         (64,697)
                                           -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions            74,873          (38,391)
                                           -------------    -------------
    Net increase (decrease) in net
     assets                                       78,054         (425,870)
Net assets at beginning of period                    410        1,790,745
                                           -------------    -------------
Net assets at end of period                       78,464        1,364,875
                                           =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                          MFS
                                                                     --------------------------------------------


                                                                        Investors         New              New
                                                                         Trust B       Discovery       Discovery B
                                                                     --------------  -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                        $      (14,629)        (4,727)         (20,105)
 Net realized gain (loss)                                                   (20,367)       (15,815)         (21,280)
 Change in unrealized appreciation (depreciation)                          (295,166)      (113,066)        (446,663)
                                                                     --------------  -------------    -------------
    Net increase (decrease) from operations                                (330,162)      (133,608)        (488,048)
                                                                     --------------  -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                       -              -                -
 MetLife Investors Insurance Company of California redemptions                 (267)           (73)            (294)
 Payments received from contract owners                                     203,247            928          679,626
 Transfers between sub-accounts (including fixed account), net              788,433        104,410          801,759
 Transfers for contract benefits and terminations                           (34,387)        (9,852)         (41,320)
                                                                     --------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                           957,026         95,413        1,439,771
                                                                     --------------  -------------    -------------
    Net increase (decrease) in net assets                                   626,864        (38,195)         951,723
Net assets at beginning of period                                           762,677        366,847          694,783
                                                                     --------------  -------------    -------------
Net assets at end of period                                          $    1,389,541        328,652        1,646,506
                                                                     ==============  =============    =============

                                                                                         New England Zenith
                                                                     ------------------------------------------------
                                                                                         Harris
                                                                         Davis           Oakmark
                                                                        Venture          Focused        Jennison
                                                                        Value E          Value B      Growth B (a)
                                                                     -------------    -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                              (15,743)         (18,546)        (5,052)
 Net realized gain (loss)                                                  (22,494)         (24,660)        (4,546)
 Change in unrealized appreciation (depreciation)                         (177,433)         (84,885)       (68,173)
                                                                     -------------    -------------  -------------
    Net increase (decrease) from operations                               (215,670)        (128,091)       (77,771)
                                                                     -------------    -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                    500                -          1,200
 MetLife Investors Insurance Company of California redemptions                 (93)               -              -
 Payments received from contract owners                                  2,264,064        1,608,715      1,275,530
 Transfers between sub-accounts (including fixed account), net           1,101,892          997,634        365,182
 Transfers for contract benefits and terminations                          (25,754)         (23,377)        (3,562)
                                                                     -------------    -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        3,340,609        2,582,972      1,638,350
                                                                     -------------    -------------  -------------
    Net increase (decrease) in net assets                                3,124,939        2,454,881      1,560,579
Net assets at beginning of period                                          171,207          118,163              -
                                                                     -------------    -------------  -------------
Net assets at end of period                                              3,296,146        2,573,044      1,560,579
                                                                     =============    =============  =============


                                                                          MFS
                                                                       Investors
                                                                         Trust
                                                                      Series B (a)
                                                                     -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                               (5,061)
 Net realized gain (loss)                                                     (926)
 Change in unrealized appreciation (depreciation)                          (59,396)
                                                                     -------------
    Net increase (decrease) from operations                                (65,383)
                                                                     -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                    800
 MetLife Investors Insurance Company of California redemptions                   -
 Payments received from contract owners                                    377,465
 Transfers between sub-accounts (including fixed account), net             646,821
 Transfers for contract benefits and terminations                           (2,937)
                                                                     -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        1,022,149
                                                                     -------------
    Net increase (decrease) in net assets                                  956,766
Net assets at beginning of period                                                -
                                                                     -------------
Net assets at end of period                                                956,766
                                                                     =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                            New England Zenith                                          Oppenheimer
                                      -----------------------------      --------------------------------------------------
                                           MFS             Capital                         Main Street
                                          Total            Guardian                          Growth
                                          Return          US Equity         Capital             &               High
                                       Series B (a)      Series B (a)     Appreciation       Income            Income
                                      --------------    -------------    -------------    -------------    -------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)         $       (2,324)          (2,049)          (2,761)          (2,594)          22,390
 Net realized gain (loss)                        (50)            (370)         (18,912)         (19,898)         (16,996)
 Change in unrealized appreciation
   (depreciation)                              1,538          (24,338)         (99,288)         (69,202)         (14,681)
                                      --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) from
     operations                                 (836)         (26,757)        (120,961)         (91,694)          (9,287)
                                      --------------    -------------    -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California payments                800              800                -                -                -
 MetLife Investors Insurance
   Company of California
   redemptions                                     -                -                -                -                -
 Payments received from contract
   owners                                     35,862          167,138            1,625            1,125            1,178
 Transfers between sub-accounts
   (including fixed account), net            469,794          235,776          (25,766)          (5,167)          (6,505)
 Transfers for contract benefits
   and terminations                           (6,392)          (4,410)          (9,804)         (63,250)         (47,299)
                                      --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets from contract
     transactions                            500,064          399,304          (33,945)         (67,292)         (52,626)
                                      --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets                                  499,228          372,547         (154,906)        (158,986)         (61,913)
Net assets at beginning of period                  -                -          453,227          510,965          273,708
                                      --------------    -------------    -------------    -------------    -------------
Net assets at end of period           $      499,228          372,547          298,321          351,979          211,795
                                      ==============    =============    =============    =============    =============




                                                         Strategic
                                           Bond            Bond
                                      -------------    -------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)                57,131            5,204
 Net realized gain (loss)                    (6,683)          (1,124)
 Change in unrealized appreciation
   (depreciation)                            22,900            1,827
                                      -------------    -------------
    Net increase (decrease) from
     operations                              73,348            5,907
                                      -------------    -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California payments                 -                -
 MetLife Investors Insurance
   Company of California
   redemptions                                    -                -
 Payments received from contract
   owners                                       393                -
 Transfers between sub-accounts
   (including fixed account), net           103,699           20,523
 Transfers for contract benefits
   and terminations                         (52,527)          (2,236)
                                      -------------    -------------
    Net increase (decrease) in net
     assets from contract
     transactions                            51,565           18,287
                                      -------------    -------------
    Net increase (decrease) in net
     assets                                 124,913           24,194
Net assets at beginning of period           958,275           87,802
                                      -------------    -------------
Net assets at end of period               1,083,188          111,996
                                      =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                      Putnam
                                                     -----------------------------------------------------------------
                                                         Growth           Growth
                                                            &               &             New              New
                                                         Income          Income B        Value           Value B
                                                     --------------   -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        7,463          (2,049)          (252)            (162)
  Net realized gain (loss)                                 (113,623)         (3,895)        (3,040)          (3,652)
  Change in unrealized appreciation (depreciation)         (294,809)        (40,867)       (19,763)          (3,161)
                                                     --------------   -------------  -------------    -------------
    Net increase (decrease) from operations                (400,969)        (46,811)       (23,055)          (6,975)
                                                     --------------   -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -               -              -                -
  MetLife Investors Insurance Company of California
   redemptions                                                    -               -              -                -
  Payments received from contract owners                      1,100         358,635              -           12,500
  Transfers between sub-accounts (including fixed
   account), net                                           (212,737)            108        (20,110)          12,790
  Transfers for contract benefits and terminations         (133,279)         (6,099)          (181)               -
                                                     --------------   -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (344,916)        352,644        (20,291)          25,290
                                                     --------------   -------------  -------------    -------------
    Net increase (decrease) in net assets                  (745,885)        305,833        (43,346)          18,315
Net assets at beginning of period                         2,115,112          27,959        123,671            4,905
                                                     --------------   -------------  -------------    -------------
Net assets at end of period                          $    1,369,227         333,792         80,325           23,220
                                                     ==============   =============  =============    =============



                                                                                       International
                                                         Vista           Vista B          Growth
                                                     -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (7,299)            (283)          (5,158)
  Net realized gain (loss)                                (105,915)          (1,118)        (174,962)
  Change in unrealized appreciation (depreciation)         (92,092)          (5,529)        (143,441)
                                                     -------------    -------------    -------------
    Net increase (decrease) from operations               (205,306)          (6,930)        (323,561)
                                                     -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -                -                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -                -
  Payments received from contract owners                     1,350            5,000            2,884
  Transfers between sub-accounts (including fixed
   account), net                                           (58,895)          19,083          (66,629)
  Transfers for contract benefits and terminations         (16,652)               -         (152,770)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (74,197)          24,083         (216,515)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets                 (279,503)          17,153         (540,076)
Net assets at beginning of period                          677,874            7,273        1,787,750
                                                     -------------    -------------    -------------
Net assets at end of period                                398,371           24,426        1,247,674
                                                     =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                        Putnam
                                                                     --------------------------------------------

                                                                                       International    International
                                                                      International         New              New
                                                                        Growth B       Opportunities        Opp B
                                                                     --------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                        $      (15,081)            (944)            (121)
 Net realized gain (loss)                                                    (9,095)         (22,312)              (7)
 Change in unrealized appreciation (depreciation)                          (307,726)          (7,195)          (1,173)
                                                                     --------------    -------------    -------------
    Net increase (decrease) from operations                                (331,902)         (30,451)          (1,301)
                                                                     --------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                       -                -                -
 MetLife Investors Insurance Company of California redemptions                 (168)               -                -
 Payments received from contract owners                                     567,877              550            3,041
 Transfers between sub-accounts (including fixed account), net            1,121,352           (6,948)           8,487
 Transfers for contract benefits and terminations                           (28,293)         (19,274)              (2)
                                                                     --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                         1,660,768          (25,672)          11,526
                                                                     --------------    -------------    -------------
    Net increase (decrease) in net assets                                 1,328,866          (56,123)          10,225
Net assets at beginning of period                                           890,302          223,573            8,453
                                                                     --------------    -------------    -------------
Net assets at end of period                                          $    2,219,168          167,450           18,678
                                                                     ==============    =============    =============

                                                                                              Templeton
                                                                     ----------------------------------------------
                                                                       Templeton      Templeton
                                                                         Global         Global          Franklin
                                                                         Income         Income           Small
                                                                       Securities    Securities B         Cap
                                                                     -------------  -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                                 (109)           (51)          (5,185)
 Net realized gain (loss)                                                      360          1,022          (70,669)
 Change in unrealized appreciation (depreciation)                            8,921          2,671         (114,964)
                                                                     -------------  -------------    -------------
    Net increase (decrease) from operations                                  9,172          3,642         (190,818)
                                                                     -------------  -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                      -              -                -
 MetLife Investors Insurance Company of California redemptions                   -              -                -
 Payments received from contract owners                                          -              -           30,717
 Transfers between sub-accounts (including fixed account), net               3,026         (6,619)         (30,372)
 Transfers for contract benefits and terminations                           (1,860)           (38)         (65,820)
                                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                            1,166         (6,657)         (65,475)
                                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets                                   10,338         (3,015)        (256,293)
Net assets at beginning of period                                           43,788         19,985          690,525
                                                                     -------------  -------------    -------------
Net assets at end of period                                                 54,126         16,970          434,232
                                                                     =============  =============    =============



                                                                        Franklin
                                                                         Small
                                                                         Cap B
                                                                     -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                               (1,735)
 Net realized gain (loss)                                                     (909)
 Change in unrealized appreciation (depreciation)                          (49,650)
                                                                     -------------
    Net increase (decrease) from operations                                (52,294)
                                                                     -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                      -
 MetLife Investors Insurance Company of California redemptions                   -
 Payments received from contract owners                                     24,327
 Transfers between sub-accounts (including fixed account), net             102,819
 Transfers for contract benefits and terminations                           (1,604)
                                                                     -------------
    Net increase (decrease) in net assets from contract
     transactions                                                          125,542
                                                                     -------------
    Net increase (decrease) in net assets                                   73,248
Net assets at beginning of period                                          125,026
                                                                     -------------
Net assets at end of period                                                198,274
                                                                     =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                                     Templeton
                                                     ----------------------------------------------------------------

                                                       Templeton         Templeton      Templeton        Templeton
                                                         Growth            Growth        Foreign          Foreign
                                                       Securities       Securities B    Securities      Securities B
                                                     --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        3,681              926          2,582              766
  Net realized gain (loss)                                  (15,385)           1,759       (134,413)          (5,671)
  Change in unrealized appreciation (depreciation)          (53,820)         (25,496)       (23,263)         (47,045)
                                                     --------------    -------------  -------------    -------------
    Net increase (decrease) from operations                 (65,524)         (22,811)      (155,094)         (51,950)
                                                     --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -                -              -                -
  MetLife Investors Insurance Company of California
   redemptions                                                    -                -              -                -
  Payments received from contract owners                      6,915           10,171          4,661           41,781
  Transfers between sub-accounts (including fixed
   account), net                                             41,580           78,499         15,513          162,258
  Transfers for contract benefits and terminations          (43,597)          (3,638)       (63,169)          (2,057)
                                                     --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                    4,898           85,032        (42,995)         201,982
                                                     --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                   (60,626)          62,221       (198,089)         150,032
Net assets at beginning of period                           305,670           50,040        833,951          151,646
                                                     --------------    -------------  -------------    -------------
Net assets at end of period                          $      245,044          112,261        635,862          301,678
                                                     ==============    =============  =============    =============


                                                       Templeton      Templeton        Templeton
                                                       Developing     Developing         Mutual
                                                        Markets        Markets           Shares
                                                       Securities    Securities B      Securities
                                                     -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 796         (1,066)          (1,603)
  Net realized gain (loss)                                 (22,933)        (1,269)         (32,835)
  Change in unrealized appreciation (depreciation)          17,566        (27,762)         (56,365)
                                                     -------------  -------------    -------------
    Net increase (decrease) from operations                 (4,571)       (30,097)         (90,803)
                                                     -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -           (104)               -
  Payments received from contract owners                       740        171,308            1,222
  Transfers between sub-accounts (including fixed
   account), net                                           (22,662)       318,496         (162,188)
  Transfers for contract benefits and terminations         (30,294)       (11,798)        (139,527)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (52,216)       477,902         (300,493)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets                  (56,787)       447,805         (391,296)
Net assets at beginning of period                          390,179        389,649          717,383
                                                     -------------  -------------    -------------
Net assets at end of period                                333,392        837,454          326,087
                                                     =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                                    Templeton
                                                                  --------------------------------------------
                                                                                       Franklin         Franklin
                                                                      Mutual          Large Cap        Large Cap
                                                                      Shares            Growth           Growth
                                                                   Securities B       Securities      Securities B
                                                                  --------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                     $       (5,854)          (3,661)            (661)
 Net realized gain (loss)                                                  4,040         (160,747)          (2,708)
 Change in unrealized appreciation (depreciation)                       (135,582)         (34,163)         (34,602)
                                                                  --------------    -------------    -------------
    Net increase (decrease) from operations                             (137,396)        (198,571)         (37,971)
                                                                  --------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                  400                -                -
 MetLife Investors Insurance Company of California redemptions               (99)               -                -
 Payments received from contract owners                                  163,167           (5,325)         115,590
 Transfers between sub-accounts (including fixed account), net           479,081           34,799           61,199
 Transfers for contract benefits and terminations                         (9,464)        (140,025)          (2,200)
                                                                  --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                        633,085         (110,551)         174,589
                                                                  --------------    -------------    -------------
    Net increase (decrease) in net assets                                495,689         (309,122)         136,618
Net assets at beginning of period                                        558,084          918,264           60,094
                                                                  --------------    -------------    -------------
Net assets at end of period                                       $    1,053,773          609,142          196,712
                                                                  ==============    =============    =============

                                                                                           Fidelity
                                                                  ----------------------------------------------------------

                                                                                                                    VIP III
                                                                       VIP              VIP           VIP II        Growth
                                                                      Growth          Growth B      Contrafund   Opportunities
                                                                  -------------    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                              (963)          (1,993)          (203)           (45)
 Net realized gain (loss)                                                (1,648)          (3,139)          (254)          (776)
 Change in unrealized appreciation (depreciation)                       (28,457)         (45,518)        (3,370)        (2,798)
                                                                  -------------    -------------  -------------  -------------
    Net increase (decrease) from operations                             (31,068)         (50,650)        (3,827)        (3,619)
                                                                  -------------    -------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                   -                -              -              -
 MetLife Investors Insurance Company of California redemptions                -                -              -              -
 Payments received from contract owners                                   1,385           38,969            130              -
 Transfers between sub-accounts (including fixed account), net            4,034           97,512          2,774            227
 Transfers for contract benefits and terminations                          (542)          (1,379)           (35)          (770)
                                                                  -------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                         4,877          135,102          2,869           (543)
                                                                  -------------    -------------  -------------  -------------
    Net increase (decrease) in net assets                               (26,191)          84,452           (958)        (4,162)
Net assets at beginning of period                                        98,362           87,370         36,454         15,952
                                                                  -------------    -------------  -------------  -------------
Net assets at end of period                                              72,171          171,822         35,496         11,790
                                                                  =============    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                               Fidelity
                                                     -----------------------------------------------------------

                                                        VIP III           VIP              VIP
                                                        Growth &        Equity-          Equity-          High
                                                         Income         Income           Income B       Income B
                                                     --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          (44)            25             (434)             8
  Net realized gain (loss)                                     (901)            61            1,029           (104)
  Change in unrealized appreciation (depreciation)           (9,961)        (1,458)         (19,697)           512
                                                     --------------  -------------    -------------  -------------
    Net increase (decrease) from operations                 (10,906)        (1,372)         (19,102)           416
                                                     --------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              -                -              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -                -              -
  Payments received from contract owners                      1,620              -           51,000              -
  Transfers between sub-accounts (including fixed
   account), net                                              1,451            129           53,440         13,459
  Transfers for contract benefits and terminations             (121)           (24)            (581)           (30)
                                                     --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    2,950            105          103,859         13,429
                                                     --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                    (7,956)        (1,267)          84,757         13,845
Net assets at beginning of period                            59,198          7,574           40,489            361
                                                     --------------  -------------    -------------  -------------
Net assets at end of period                          $       51,242          6,307          125,246         14,206
                                                     ==============  =============    =============  =============

                                                                   American Century
                                                     -------------------------------------------
                                                           VP
                                                         Income
                                                           &             VP             VP
                                                         Growth     International      Value
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (20,909)          (509)       (11,125)
  Net realized gain (loss)                                 (60,147)        (4,004)        39,857
  Change in unrealized appreciation (depreciation)        (592,788)        (9,050)      (280,263)
                                                     -------------  -------------  -------------
    Net increase (decrease) from operations               (673,844)       (13,563)      (251,531)
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              -              -
  MetLife Investors Insurance Company of California
   redemptions                                                (188)             -           (215)
  Payments received from contract owners                   817,495              -        285,989
  Transfers between sub-accounts (including fixed
   account), net                                         1,675,310         45,373        238,258
  Transfers for contract benefits and terminations        (114,619)        (2,874)      (108,233)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               2,377,998         42,499        415,799
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                1,704,154         28,936        164,268
Net assets at beginning of period                        1,992,913         47,160      1,237,841
                                                     -------------  -------------  -------------
Net assets at end of period                              3,697,067         76,096      1,402,109
                                                     =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                        Dreyfus
                               -------------------------------------------------------------------------------------
                                    Stock            Stock         Disciplined      Disciplined        Capital
                                    Index           Index B           Stock           Stock B        Appreciation
                               --------------    -------------    -------------    -------------    -------------
Increase (decrease) in net
 assets from operations:
 Net investment income
   (loss)                      $         (114)            (530)            (359)            (315)          (2,009)
 Net realized gain (loss)              (8,037)          (6,033)          (9,593)            (426)         (65,185)
 Change in unrealized
   appreciation
   (depreciation)                     (16,797)         (80,314)            (467)          (9,592)          (7,648)
                               --------------    -------------    -------------    -------------    -------------
    Net increase (decrease)
     from operations                  (24,948)         (86,877)         (10,419)         (10,333)         (74,842)
                               --------------    -------------    -------------    -------------    -------------
Contract transactions:
 MetLife Investors
   Insurance Company of
   California payments                      -                -                -                -                -
 MetLife Investors
   Insurance Company of
   California redemptions                   -                -                -                -                -
 Payments received from
   contract owners                          -          377,675            1,100                -            1,316
 Transfers between
   sub-accounts (including
   fixed account), net                (21,351)          91,213          (26,092)            (777)         (83,443)
 Transfers for contract
   benefits and terminations           (7,158)         (26,273)          (4,033)            (166)         (52,960)
                               --------------    -------------    -------------    -------------    -------------
    Net increase (decrease)
     in net assets from
     contract transactions            (28,509)         442,615          (29,025)            (943)        (135,087)
                               --------------    -------------    -------------    -------------    -------------
    Net increase (decrease)
     in net assets                    (53,457)         355,738          (39,444)         (11,276)        (209,929)
Net assets at beginning of
 period                               126,537            2,852           59,768           43,325          370,213
                               --------------    -------------    -------------    -------------    -------------
Net assets at end of period    $       73,080          358,590           20,324           32,049          160,284
                               ==============    =============    =============    =============    =============

                                  Invesco
                               -------------
                                  Capital
                               Appreciation B      Dynamics
                               --------------   -------------
Increase (decrease) in net
 assets from operations:
 Net investment income
   (loss)                             (3,047)         (18,031)
 Net realized gain (loss)            (13,639)         (53,347)
 Change in unrealized
   appreciation
   (depreciation)                   (178,141)        (375,151)
                               -------------    -------------
    Net increase (decrease)
     from operations                (194,827)        (446,529)
                               -------------    -------------
Contract transactions:
 MetLife Investors
   Insurance Company of
   California payments                     -                -
 MetLife Investors
   Insurance Company of
   California redemptions                (96)            (168)
 Payments received from
   contract owners                   236,323          339,006
 Transfers between
   sub-accounts (including
   fixed account), net               572,488          688,629
 Transfers for contract
   benefits and terminations          (8,576)         (46,527)
                               -------------    -------------
    Net increase (decrease)
     in net assets from
     contract transactions           800,139          980,940
                               -------------    -------------
    Net increase (decrease)
     in net assets                   605,312          534,411
Net assets at beginning of
 period                              582,753          934,856
                               -------------    -------------
Net assets at end of period        1,188,065        1,469,267
                               =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                     Invesco                                PIMCO
                                 --------------  ----------------------------------------------------------

                                                                                   StocksPLUS
                                      High           High            Low            Growth &        Total
                                      Yield          Yield         Duration          Income         Return
                                 --------------  -------------  -------------    -------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $       18,517          2,539          4,623              868         66,208
 Net realized gain (loss)               (12,968)           (24)         2,899           (3,620)        42,961
 Change in unrealized
   appreciation (depreciation)          (11,810)        (1,225)         5,097           (5,575)        83,134
                                 --------------  -------------  -------------    -------------  -------------
    Net increase (decrease)
     from operations                     (6,261)         1,290         12,619           (8,327)       192,303
                                 --------------  -------------  -------------    -------------  -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                   -              -              -                -              -
 MetLife Investors Insurance
   Company of California
   redemptions                              (71)             -           (115)               -           (212)
 Payments received from
   contract owners                            -          6,109         39,897            7,134        404,141
 Transfers between
   sub-accounts (including
   fixed account), net                   10,228         64,104        143,791           45,452      1,099,627
 Transfers for contract
   benefits and terminations            (11,837)           (23)       (12,699)            (226)       (69,896)
                                 --------------  -------------  -------------    -------------  -------------
    Net increase (decrease)
     in net assets from
     contract transactions               (1,680)        70,190        170,874           52,360      1,433,660
                                 --------------  -------------  -------------    -------------  -------------
    Net increase (decrease)
     in net assets                       (7,941)        71,480        183,493           44,033      1,625,963
Net assets at beginning of
 period                                 209,625         16,587        161,369           34,796      1,521,708
                                 --------------  -------------  -------------    -------------  -------------
Net assets at end of period      $      201,684         88,067        344,862           78,829      3,147,671
                                 ==============  =============  =============    =============  =============

                                           Scudder I
                                 -----------------------------



                                 International    International B
                                 -------------    ---------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)             (584)           (4,788)
 Net realized gain (loss)              (70,863)           (5,356)
 Change in unrealized
   appreciation (depreciation)          37,806           (84,629)
                                 -------------     -------------
    Net increase (decrease)
     from operations                   (33,641)          (94,773)
                                 -------------     -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                  -                 -
 MetLife Investors Insurance
   Company of California
   redemptions                               -               (75)
 Payments received from
   contract owners                         658           131,806
 Transfers between
   sub-accounts (including
   fixed account), net                 (26,611)          244,560
 Transfers for contract
   benefits and terminations           (13,691)           (5,463)
                                 -------------     -------------
    Net increase (decrease)
     in net assets from
     contract transactions             (39,644)          370,828
                                 -------------     -------------
    Net increase (decrease)
     in net assets                     (73,285)          276,055
Net assets at beginning of
 period                                152,361           266,476
                                 -------------     -------------
Net assets at end of period             79,076           542,531
                                 =============     =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2002




                                                            Total
                                                       --------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                          $      435,998
 Net realized gain (loss)                                  (4,864,010)
 Change in unrealized appreciation (depreciation)         (37,167,719)
                                                       --------------
    Net increase (decrease) from operations               (41,595,731)
                                                       --------------
Contract transactions:
 MetLife Investors Insurance Company of California
   payments                                                     8,200
 MetLife Investors Insurance Company of California
   redemptions                                                 (5,121)
 Payments received from contract owners                    40,119,552
 Transfers between sub-accounts (including fixed
   account), net                                           36,364,149
 Transfers for contract benefits and terminations         (23,951,139)
                                                       --------------
    Net increase (decrease) in net assets from
     contract transactions                                 52,535,641
                                                       --------------
    Net increase (decrease) in net assets                  10,939,910
Net assets at beginning of period                         213,958,815
                                                       --------------
Net assets at end of period                            $  224,898,725
                                                       ==============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                                    Met Investors
                                                     ----------------------------------------------------------------------------
                                                       Lord Abbett    Lord Abbett
                                                         Growth          Growth      Lord Abbett     Lord Abbett    Lord Abbett
                                                           and            and           Bond            Bond        Developing
                                                         Income       Income B (a)    Debenture    Debenture B (a)    Growth
                                                     --------------  -------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     (271,239)       (10,388)       801,638           8,067        (31,239)
  Net realized gain (loss)                                  462,199         (2,763)       (73,530)         (3,026)       (36,789)
  Change in unrealized appreciation (depreciation)       (4,388,915)       134,186       (472,439)          3,840       (134,487)
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) from operations              (4,197,955)       121,035        255,669           8,881       (202,515)
                                                     --------------  -------------  -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -          1,600              -           1,600              -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -              -               -              -
  Payments received from contract owners                    708,021      1,031,798        114,598         280,728         18,129
  Transfers between sub-accounts (including fixed
   account), net                                          5,822,714      3,059,238      1,203,564         807,564        131,563
  Transfers for contract benefits and terminations       (4,301,075)       (27,959)    (1,007,312)        (57,245)       (82,374)
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                2,229,660      4,064,677        310,850       1,032,647         67,318
                                                     --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                (1,968,295)     4,185,712        566,519       1,041,528       (135,197)
Net assets at beginning of period                        56,542,909              -     11,682,803               -      2,444,234
                                                     --------------  -------------  -------------   -------------  -------------
Net assets at end of period                          $   54,574,614      4,185,712     12,249,322       1,041,528      2,309,037
                                                     ==============  =============  =============   =============  =============



                                                      Lord Abbett     Lord Abbett
                                                       Developing       Growth
                                                      Growth B (a)  Opportunity (e)
                                                     -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                (396)           (467)
  Net realized gain (loss)                                    (160)         (1,568)
  Change in unrealized appreciation (depreciation)          10,405           3,111
                                                     -------------   -------------
    Net increase (decrease) from operations                  9,849           1,076
                                                     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                    800             200
  MetLife Investors Insurance Company of California
   redemptions                                                   -               -
  Payments received from contract owners                    14,004               -
  Transfers between sub-accounts (including fixed
   account), net                                           101,107         103,061
  Transfers for contract benefits and terminations            (112)            122
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                 115,799         103,383
                                                     -------------   -------------
    Net increase (decrease) in net assets                  125,648         104,459
Net assets at beginning of period                                -               -
                                                     -------------   -------------
Net assets at end of period                                125,648         104,459
                                                     =============   =============

(a) For the period from April 2, 2001 to December 31, 2001.
(e) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                                   Met Investors
                                                     ------------------------------------------------------------------
                                                        Lord Abbett        Large       Lord Abbett      Lord Abbett
                                                          Growth            Cap          Mid-Cap          Mid-Cap
                                                     Opportunity B (b)  Research (c)      Value         Value B (a)
                                                     ----------------- -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                        $       (1,138)         13,417        (34,424)          (3,572)
  Net realized gain (loss)                                    (1,362)        436,943        420,842           10,214
  Change in unrealized appreciation (depreciation)             7,106        (476,513)      (159,068)          55,462
                                                      --------------   -------------  -------------    -------------
    Net increase (decrease) from operations                    4,606         (26,153)       227,350           62,104
                                                      --------------   -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      800               -              -              800
  MetLife Investors Insurance Company of California
   redemptions                                                     -            (123)             -                -
  Payments received from contract owners                     110,369          40,122        100,291          309,542
  Transfers between sub-accounts (including fixed
   account), net                                             190,560      (2,836,715)       695,227          900,288
  Transfers for contract benefits and terminations               170          (8,903)      (224,293)         (21,324)
                                                      --------------   -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   301,899      (2,805,619)       571,225        1,189,306
                                                      --------------   -------------  -------------    -------------
    Net increase (decrease) in net assets                    306,505      (2,831,772)       798,575        1,251,410
Net assets at beginning of period                                  -       2,831,772      3,413,809                -
                                                      --------------   -------------  -------------    -------------
Net assets at end of period                           $      306,505               -      4,212,384        1,251,410
                                                      ==============   =============  =============    =============


                                                       JP Morgan        JP Morgan        JP Morgan
                                                       Enhanced         Enhanced       International
                                                         Index         Index B (a)        Equity
                                                     -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (167,349)            (508)        (10,925)
  Net realized gain (loss)                                (278,134)          (1,100)        718,218
  Change in unrealized appreciation (depreciation)      (3,553,475)          (1,082)     (3,200,509)
                                                     -------------    -------------     -----------
    Net increase (decrease) from operations             (3,998,958)          (2,690)     (2,493,216)
                                                     -------------    -------------     -----------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              800               -
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -               -
  Payments received from contract owners                   184,176           65,458          18,944
  Transfers between sub-accounts (including fixed
   account), net                                        (1,051,964)         164,200        (642,476)
  Transfers for contract benefits and terminations      (1,831,229)           1,013        (664,184)
                                                     -------------    -------------     -----------
    Net increase (decrease) in net assets from
     contract transactions                              (2,699,017)         231,471      (1,287,716)
                                                     -------------    -------------     -----------
    Net increase (decrease) in net assets               (6,697,975)         228,781      (3,780,932)
Net assets at beginning of period                       32,053,389                -      11,796,488
                                                     -------------    -------------     -----------
Net assets at end of period                             25,355,414          228,781       8,015,556
                                                     =============    =============     ===========

(a) For the period from April 2, 2001 to December 31, 2001.
(b) For the period from February 12, 2001 to December 31, 2001.
(c) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                                   Met Investors
                                                     --------------------------------------------------------------------

                                                        JP Morgan        JP Morgan        JP Morgan        JP Morgan
                                                      International       Quality          Quality          Select
                                                      Equity B (a)         Bond           Bond B (a)        Equity
                                                     --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          (54)         256,948              901         (172,424)
  Net realized gain (loss)                                      372           62,659              (16)         147,036
  Change in unrealized appreciation (depreciation)             (719)          89,315            4,208       (1,496,756)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                    (401)         408,922            5,093       (1,522,144)
                                                     --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                     800                -              800                -
  MetLife Investors Insurance Company of California
   redemptions                                                    -                -                -                -
  Payments received from contract owners                          -           76,208          218,821           44,049
  Transfers between sub-accounts (including fixed
   account), net                                             20,595          953,728          352,098         (785,260)
  Transfers for contract benefits and terminations               25         (645,985)         (27,280)      (1,531,649)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   21,420          383,951          544,439       (2,272,860)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                    21,019          792,873          549,532       (3,795,004)
Net assets at beginning of period                                 -        7,335,746                -       20,743,115
                                                     --------------    -------------    -------------    -------------
Net assets at end of period                          $       21,019        8,128,619          549,532       16,948,111
                                                     ==============    =============    =============    =============


                                                                        JP Morgan        JP Morgan
                                                       JP Morgan          Small            Small
                                                         Select            Cap              Cap
                                                      Equity B (a)        Stock         Stock B (a)
                                                     -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (1,412)        (107,984)            (294)
  Net realized gain (loss)                                     545        1,163,016            1,101
  Change in unrealized appreciation (depreciation)           8,062       (2,131,997)           3,452
                                                     -------------    -------------    -------------
    Net increase (decrease) from operations                  7,195       (1,076,965)           4,259
                                                     -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                    800                -              800
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -                -
  Payments received from contract owners                    90,328           11,698            9,921
  Transfers between sub-accounts (including fixed
   account), net                                           377,492         (537,375)          80,581
  Transfers for contract benefits and terminations             (52)        (649,063)              (9)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 468,568       (1,174,740)          91,293
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets                  475,763       (2,251,705)          95,552
Net assets at beginning of period                                -       10,575,718                -
                                                     -------------    -------------    -------------
Net assets at end of period                                475,763        8,324,013           95,552
                                                     =============    =============    =============

(a) For the period from April 2, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                                      Met Investors
                                                     ----------------------------------------------------------------------
                                                          Met             Oppenheimer         PIMCO            Janus
                                                         Putnam             Capital           Money          Aggressive
                                                     Research B (b)    Appreciation B (b)  Market B (b)     Growth B (b)
                                                     --------------    ------------------ -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (188)              (520)              55             (167)
  Net realized gain (loss)                                      484                144              345                2
  Change in unrealized appreciation (depreciation)            7,327              3,773                5            1,910
                                                     --------------      -------------    -------------    -------------
    Net increase (decrease) from operations                   7,623              3,397              405            1,745
                                                     --------------      -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                   1,200              1,200            1,600            1,200
  MetLife Investors Insurance Company of California
   redemptions                                                    -                  -                -                -
  Payments received from contract owners                     55,316            101,273        1,454,385           25,708
  Transfers between sub-accounts (including fixed
   account), net                                             78,443             71,126           50,068           13,156
  Transfers for contract benefits and terminations             (276)              (106)        (374,389)             (11)
                                                     --------------      -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  134,683            173,493        1,131,664           40,053
                                                     --------------      -------------    -------------    -------------
    Net increase (decrease) in net assets                   142,306            176,890        1,132,069           41,798
Net assets at beginning of period                                 -                  -                -                -
                                                     --------------      -------------    -------------    -------------
Net assets at end of period                          $      142,306            176,890        1,132,069           41,798
                                                     ==============      =============    =============    =============


                                                         PIMCO                              MFS
                                                      Total Return         PIMCO          Mid Cap
                                                       Bond B (b)     Innovation B (b)  Growth B (b)
                                                     -------------    ---------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 139              (349)           (224)
  Net realized gain (loss)                                     117             1,193             325
  Change in unrealized appreciation (depreciation)             (89)           12,028           4,696
                                                     -------------     -------------   -------------
    Net increase (decrease) from operations                    167            12,872           4,797
                                                     -------------     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                  1,200             1,200           1,200
  MetLife Investors Insurance Company of California
   redemptions                                                   -                 -               -
  Payments received from contract owners                    58,895            30,962          50,496
  Transfers between sub-accounts (including fixed
   account), net                                            15,736            42,572           8,666
  Transfers for contract benefits and terminations              (8)             (137)             39
                                                     -------------     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  75,823            74,597          60,401
                                                     -------------     -------------   -------------
    Net increase (decrease) in net assets                   75,990            87,469          65,198
Net assets at beginning of period                                -                 -               -
                                                     -------------     -------------   -------------
Net assets at end of period                                 75,990            87,469          65,198
                                                     =============     =============   =============

(b) For the period from February 12, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                               Met Investors
                                                     ----------------------------------------------------------------
                                                                                                          MIST SSR
                                                             MFS            MIST AIM       MIST AIM     Concentrated
                                                          Research         Small Cap     Mid Cap Core       Int'l
                                                     International B (b)  Growth B (d)   Equity B (d)  Portfolio B (d)
                                                     ------------------- -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         $         (276)             (37)            (8)            (17)
  Net realized gain (loss)                                         57              247              -             637
  Change in unrealized appreciation (depreciation)              1,830              904            (61)            666
                                                       --------------    -------------  -------------   -------------
    Net increase (decrease) from operations                     1,611            1,114            (69)          1,286
                                                       --------------    -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                     1,200            1,200          1,200           1,200
  MetLife Investors Insurance Company of California
   redemptions                                                      -                -              -               -
  Payments received from contract owners                       32,358           42,297         30,000          14,400
  Transfers between sub-accounts (including fixed
   account), net                                               59,565            6,454          3,750           1,352
  Transfers for contract benefits and terminations               (136)             158             (1)           (185)
                                                       --------------    -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                     92,987           50,109         34,949          16,767
                                                       --------------    -------------  -------------   -------------
    Net increase (decrease) in net assets                      94,598           51,223         34,880          18,053
Net assets at beginning of period                                   -                -              -               -
                                                       --------------    -------------  -------------   -------------
Net assets at end of period                            $       94,598           51,223         34,880          18,053
                                                       ==============    =============  =============   =============

                                                         MetLife          GACC           Russell
                                                     --------------- -------------    -------------

                                                          Stock                          Multi-
                                                          Index          Money            Style
                                                     Portfolio B (d)     Market          Equity
                                                     --------------- -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  (20)       (43,697)         (42,906)
  Net realized gain (loss)                                        -         20,515           (5,248)
  Change in unrealized appreciation (depreciation)           (1,158)        93,773         (677,494)
                                                      -------------  -------------    -------------
    Net increase (decrease) from operations                  (1,178)        70,591         (725,648)
                                                      -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                   1,200              -                -
  MetLife Investors Insurance Company of California
   redemptions                                                    -              -                -
  Payments received from contract owners                    105,000         21,903          157,289
  Transfers between sub-accounts (including fixed
   account), net                                             11,556      2,218,395        1,082,033
  Transfers for contract benefits and terminations               (1)      (523,410)        (340,282)
                                                      -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  117,755      1,716,888          899,040
                                                      -------------  -------------    -------------
    Net increase (decrease) in net assets                   116,577      1,787,479          173,392
Net assets at beginning of period                                 -      2,090,664        4,655,614
                                                      -------------  -------------    -------------
Net assets at end of period                                 116,577      3,878,143        4,829,006
                                                      =============  =============    =============

(b) For the period from February 12, 2001 to December 31, 2001.
(d) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                               Russell
                                                     -----------------------------------------------------------
                                                                                                              Real
                                                       Aggressive                            Core            Estate
                                                         Equity            Non-US            Bond          Securities
                                                     --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                        $      (11,253)         (15,390)         156,240           11,822
 Net realized gain (loss)                                    (6,107)         (25,242)          28,400           10,469
 Change in unrealized appreciation (depreciation)            (6,857)        (468,552)           5,278             (692)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                 (24,217)        (509,184)         189,918           21,599
                                                     --------------    -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of
   California payments                                            -                -                -                -
 MetLife Investors Insurance Company of
   California redemptions                                         -                -                -                -
 Payments received from contract owners                      18,637           78,347          181,592           23,082
 Transfers between sub-accounts (including fixed
   account), net                                            140,815          615,269          783,068           88,411
 Transfers for contract benefits and terminations           (40,609)        (136,142)        (313,565)         (29,955)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  118,843          557,474          651,095           81,538
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                    94,626           48,290          841,013          103,137
Net assets at beginning of period                           865,648        2,063,643        2,928,977          261,249
                                                     --------------    -------------    -------------    -------------
Net assets at end of period                          $      960,274        2,111,933        3,769,990          364,386
                                                     ==============    =============    =============    =============

                                                                         AIM
                                                     -------------------------------------------
                                                         V.I.              V.I.            V.I.
                                                        Premier          Capital       International
                                                        Equity         Appreciation       Growth
                                                     -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                              (75,409)         (47,755)          (6,894)
 Net realized gain (loss)                                  (48,291)         166,509          (33,183)
 Change in unrealized appreciation (depreciation)         (793,403)      (1,109,091)        (153,282)
                                                     -------------    -------------    -------------
    Net increase (decrease) from operations               (917,103)        (990,337)        (193,359)
                                                     -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of
   California payments                                         600              600              600
 MetLife Investors Insurance Company of
   California redemptions                                        -                -                -
 Payments received from contract owners                    273,380          180,777           26,227
 Transfers between sub-accounts (including fixed
   account), net                                         1,624,797        1,321,940          200,250
 Transfers for contract benefits and terminations         (404,356)        (191,297)         (52,849)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,494,421        1,312,020          174,228
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets                  577,318          321,683          (19,131)
Net assets at beginning of period                        5,733,236        3,353,177          646,842
                                                     -------------    -------------    -------------
Net assets at end of period                              6,310,554        3,674,860          627,711
                                                     =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                       Alliance
                             --------------------------------------------------------------------------------------------
                                                                Alliance           Alliance
                                                                Bernstein         Bernstein        Alliance        Alliance
                                 Premier        Premier        Real Estate       Real Estate       Bernstein       Bernstein
                                 Growth       Growth B (e)     Investment      Investment B (e) Small Cap B (e)   Value B (e)
                             --------------  -------------    -------------    ---------------- ---------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
   (loss)                    $      (51,492)        (4,905)          12,404              (957)             (41)             (2)
 Net realized gain (loss)            40,297          3,537            3,950                38                -               -
 Change in unrealized
   appreciation
   (depreciation)                  (761,454)        28,927           44,515            13,294            1,224              14
                             --------------  -------------    -------------     -------------    -------------   -------------
    Net increase
     (decrease) from
     operations                    (772,649)        27,559           60,869            12,375            1,183              12
                             --------------  -------------    -------------     -------------    -------------   -------------
Contract transactions:
 MetLife Investors
   Insurance Company of
   California payments                    -            400                -               400              400             400
 MetLife Investors
   Insurance Company of
   California redemptions                 -              -                -                 -                -               -
 Payments received from
   contract owners                  112,159        600,902           35,691           211,915           18,262               -
 Transfers between
   sub-accounts
   (including fixed
   account), net                    638,480        732,059          237,767           243,923            2,433             246
 Transfers for contract
   benefits and
   terminations                    (157,622)        (2,528)         (26,049)             (426)              (5)             (3)
                             --------------  -------------    -------------     -------------    -------------   -------------
    Net increase
     (decrease) in net
     assets from contract
     transactions                   593,017      1,330,833          247,409           455,812           21,090             643
                             --------------  -------------    -------------     -------------    -------------   -------------
    Net increase
     (decrease) in net
     assets                        (179,632)     1,358,392          308,278           468,187           22,273             655
Net assets at beginning
 of period                        3,817,126              -          521,508                 -                -               -
                             --------------  -------------    -------------     -------------    -------------   -------------
Net assets at end of
 period                      $    3,637,494      1,358,392          829,786           468,187           22,273             655
                             ==============  =============    =============     =============    =============   =============

                                Liberty
                             -------------
                                Newport
                                 Tiger
                                 Fund,
                                Variable
                             -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
   (loss)                             (517)
 Net realized gain (loss)           (2,173)
 Change in unrealized
   appreciation
   (depreciation)                  (16,777)
                             -------------
    Net increase
     (decrease) from
     operations                    (19,467)
                             -------------
Contract transactions:
 MetLife Investors
   Insurance Company of
   California payments                 300
 MetLife Investors
   Insurance Company of
   California redemptions                -
 Payments received from
   contract owners                       -
 Transfers between
   sub-accounts
   (including fixed
   account), net                     7,453
 Transfers for contract
   benefits and
   terminations                     (4,706)
                             -------------
    Net increase
     (decrease) in net
     assets from contract
     transactions                    3,047
                             -------------
    Net increase
     (decrease) in net
     assets                        (16,420)
Net assets at beginning
 of period                          91,859
                             -------------
Net assets at end of
 period                             75,439
                             =============

(e) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                            Goldman Sachs
                                                     -----------------------------------------------------------

                                                         Growth
                                                          and          International      Global        Internet
                                                         Income           Equity          Income       Tollkeeper
                                                     --------------    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (3,235)              64          3,759         (1,450)
  Net realized gain (loss)                                  (10,725)          (1,379)          (456)       (20,242)
  Change in unrealized appreciation (depreciation)          (26,087)         (89,301)          (866)       (22,926)
                                                     --------------    -------------  -------------  -------------
    Net increase (decrease) from operations                 (40,047)         (90,616)         2,437        (44,618)
                                                     --------------    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                     300              300            300            300
  MetLife Investors Insurance Company of California
   redemptions                                                    -                -              -              -
  Payments received from contract owners                     12,314            8,316         28,316         12,858
  Transfers between sub-accounts (including fixed
   account), net                                            (32,849)          51,787         40,948         44,700
  Transfers for contract benefits and terminations           (5,640)          (4,546)        (3,023)        (1,727)
                                                     --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  (25,875)          55,857         66,541         56,131
                                                     --------------    -------------  -------------  -------------
    Net increase (decrease) in net assets                   (65,922)         (34,759)        68,978         11,513
Net assets at beginning of period                           372,539          362,226         54,535         81,630
                                                     --------------    -------------  -------------  -------------
Net assets at end of period                          $      306,617          327,467        123,513         93,143
                                                     ==============    =============  =============  =============

                                                                      Scudder II
                                                     -------------------------------------------
                                                         Dreman
                                                          High          Small          Small
                                                         Return          Cap            Cap
                                                         Equity         Growth         Value
                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                   1         (2,835)        (4,672)
  Net realized gain (loss)                                       -         21,765          6,693
  Change in unrealized appreciation (depreciation)               1        (94,967)        47,928
                                                     -------------  -------------  -------------
    Net increase (decrease) from operations                      2        (76,037)        49,949
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -            300            300
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -              -
  Payments received from contract owners                         -          1,799          9,001
  Transfers between sub-accounts (including fixed
   account), net                                                 -         45,364         (7,575)
  Transfers for contract benefits and terminations              (1)        (3,404)       (14,920)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      (1)        44,059        (13,194)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets                        1        (31,978)        36,755
Net assets at beginning of period                              120        231,042        319,256
                                                     -------------  -------------  -------------
Net assets at end of period                                    121        199,064        356,011
                                                     =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                   Scudder II                                               MFS
                                 --------------  ----------------------------------------------------------------------------

                                   Government                                                      Emerging       Emerging
                                   Securities         Bond         Research    Research B (f)       Growth      Growth B (f)
                                 --------------  -------------  -------------  --------------   -------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $        3,282              6        (15,959)           (86)         (17,851)           (18)
 Net realized gain (loss)                 3,020              -         87,354            (67)         (39,169)            27
 Change in unrealized
   appreciation (depreciation)           15,611              3       (383,889)          (752)        (573,386)            78
                                 --------------  -------------  -------------  -------------    -------------  -------------
    Net increase (decrease)
     from operations                     21,913              9       (312,494)          (905)        (630,406)            87
                                 --------------  -------------  -------------  -------------    -------------  -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                 300              -              -            400                -            400
 MetLife Investors Insurance
   Company of California
   redemptions                                -              -              -              -                -              -
 Payments received from
   contract owners                        2,200              -         33,568         15,000            6,737              -
 Transfers between
   sub-accounts (including
   fixed account), net                  728,326              -         76,838          2,310           (1,414)         3,750
 Transfers for contract
   benefits and terminations            (55,633)            (1)       (61,366)            68          (29,459)            (4)
                                 --------------  -------------  -------------  -------------    -------------  -------------
    Net increase (decrease)
     in net assets from
     contract transactions              675,193             (1)        49,040         17,778          (24,136)         4,146
                                 --------------  -------------  -------------  -------------    -------------  -------------
    Net increase (decrease)
     in net assets                      697,106              8       (263,454)        16,873         (654,542)         4,233
Net assets at beginning of
 period                                 271,046            112      1,280,897              -        1,717,061              -
                                 --------------  -------------  -------------  -------------    -------------  -------------
Net assets at end of period      $      968,152            120      1,017,443         16,873        1,062,519          4,233
                                 ==============  =============  =============  =============    =============  =============


                                    Emerging
                                    Markets
                                   Equity (c)
                                 -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)              (34)
 Net realized gain (loss)                 (150)
 Change in unrealized
   appreciation (depreciation)           2,282
                                 -------------
    Net increase (decrease)
     from operations                     2,098
                                 -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                  -
 MetLife Investors Insurance
   Company of California
   redemptions                               -
 Payments received from
   contract owners                           -
 Transfers between
   sub-accounts (including
   fixed account), net                 (26,493)
 Transfers for contract
   benefits and terminations                 3
                                 -------------
    Net increase (decrease)
     in net assets from
     contract transactions             (26,490)
                                 -------------
    Net increase (decrease)
     in net assets                     (24,392)
Net assets at beginning of
 period                                 24,392
                                 -------------
Net assets at end of period                  -
                                 =============

(c) For the period from January 1, 2001 to February 12, 2001.
(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                                        MFS
                                                     --------------------------------------------------------------------
                                                          High              High          Strategic        Strategic
                                                         Income         Income B (f)       Income         Income B (f)
                                                     --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       20,300             (753)             318               13
  Net realized gain (loss)                                  (15,611)              56              188                -
  Change in unrealized appreciation (depreciation)           (4,036)             862              348               (1)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                     653              165              854               12
                                                     --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -              400                -              400
  MetLife Investors Insurance Company of California
   redemptions                                                    -                -                -                -
  Payments received from contract owners                     27,493          177,127                -                -
  Transfers between sub-accounts (including fixed
   account), net                                             72,883           71,048             (369)               -
  Transfers for contract benefits and terminations          (34,376)            (291)            (199)              (2)
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   66,000          248,284             (568)             398
                                                     --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                    66,653          248,449              286              410
Net assets at beginning of period                           277,364                -           14,809                -
                                                     --------------    -------------    -------------    -------------
Net assets at end of period                          $      344,017          248,449           15,095              410
                                                     ==============    =============    =============    =============


                                                       Investors        Investors           New
                                                         Trust         Trust B (f)       Discovery
                                                     -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (16,608)          (2,741)          (2,586)
  Net realized gain (loss)                                  13,606              (85)           1,659
  Change in unrealized appreciation (depreciation)        (352,351)           3,516           10,372
                                                     -------------    -------------    -------------
    Net increase (decrease) from operations               (355,353)             690            9,445
                                                     -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -              400                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -                -                -
  Payments received from contract owners                    40,566          455,808           46,546
  Transfers between sub-accounts (including fixed
   account), net                                           335,998          307,013          307,574
  Transfers for contract benefits and terminations        (102,033)          (1,234)          (4,336)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 274,531          761,987          349,784
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets                  (80,822)         762,677          359,229
Net assets at beginning of period                        1,871,567                -            7,618
                                                     -------------    -------------    -------------
Net assets at end of period                              1,790,745          762,677          366,847
                                                     =============    =============    =============

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                            MFS              New England Zenith
                                                                      ---------------   ----------------------------
                                                                                                            Harris
                                                                                            Davis           Oakmark
                                                                            New            Venture          Focused
                                                                      Discovery B (f)    Value E (a)      Value B (a)
                                                                      ---------------   -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                         $       (2,441)            (499)            (343)
 Net realized gain (loss)                                                        257              457               11
 Change in unrealized appreciation (depreciation)                             47,520            7,155            6,732
                                                                      --------------    -------------    -------------
    Net increase (decrease) from operations                                   45,336            7,113            6,400
                                                                      --------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                      400            1,200            1,200
 MetLife Investors Insurance Company of California redemptions                     -                -                -
 Payments received from contract owners                                      314,179           87,532           64,993
 Transfers between sub-accounts (including fixed account), net               335,377           75,438           45,587
 Transfers for contract benefits and terminations                               (509)             (76)             (17)
                                                                      --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                            649,447          164,094          111,763
                                                                      --------------    -------------    -------------
    Net increase (decrease) in net assets                                    694,783          171,207          118,163
Net assets at beginning of period                                                  -                -                -
                                                                      --------------    -------------    -------------
Net assets at end of period                                           $      694,783          171,207          118,163
                                                                      ==============    =============    =============

                                                                                              Oppenheimer
                                                                      ----------------------------------------------------------
                                                                                      Main Street
                                                                                        Growth
                                                                         Capital           &             High
                                                                       Appreciation     Income          Income          Bond
                                                                      -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                                (3,635)        (4,378)        28,891         58,858
 Net realized gain (loss)                                                    41,905        (13,806)       (13,350)        (3,182)
 Change in unrealized appreciation (depreciation)                          (110,213)       (54,078)       (13,183)         5,275
                                                                      -------------  -------------  -------------  -------------
    Net increase (decrease) from operations                                 (71,943)       (72,262)         2,358         60,951
                                                                      -------------  -------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company of California payments                       -              -              -              -
 MetLife Investors Insurance Company of California redemptions                    -              -              -              -
 Payments received from contract owners                                       8,230          2,229          6,840         52,985
 Transfers between sub-accounts (including fixed account), net                6,598        (16,871)       (40,674)         8,125
 Transfers for contract benefits and terminations                            (6,730)       (10,703)       (11,406)       (38,682)
                                                                      -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                             8,098        (25,345)       (45,240)        22,428
                                                                      -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                                   (63,845)       (97,607)       (42,882)        83,379
Net assets at beginning of period                                           517,072        608,572        316,590        874,896
                                                                      -------------  -------------  -------------  -------------
Net assets at end of period                                                 453,227        510,965        273,708        958,275
                                                                      =============  =============  =============  =============

(a) For the period from April 2, 2001 to December 31, 2001.
(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                   Oppenheimer                                            Putnam
                                 --------------  ------------------------------------------------------------------------------

                                                     Growth           Growth
                                    Strategic          &                &               New            New
                                      Bond           Income        Income B (f)        Value       Value B (f)       Vista
                                 --------------  -------------    -------------    -------------  -------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $        1,381          5,470              (71)            (523)           (45)        (9,788)
 Net realized gain (loss)                   (43)        (3,883)              --            2,695             --         35,026
 Change in unrealized
   appreciation (depreciation)              777       (182,806)             961           (1,601)          (140)      (334,190)
                                 --------------  -------------    -------------    -------------  -------------  -------------
    Net increase (decrease)
     from operations                      2,115       (181,219)             890              571           (185)      (308,952)
                                 --------------  -------------    -------------    -------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                   -              -              400                -            400              -
 MetLife Investors Insurance
   Company of California
   redemptions                                -              -                -                -              -              -
 Payments received from
   contract owners                            -        137,186            2,200                -          4,694         46,719
 Transfers between
   sub-accounts (including
   fixed account), net                  (27,621)       189,990           24,472           49,270              -        171,151
 Transfers for contract
   benefits and terminations             (3,561)       (90,623)              (3)            (399)            (4)       (17,081)
                                 --------------  -------------    -------------    -------------  -------------  -------------
    Net increase (decrease)
     in net assets from
     contract transactions              (31,182)       236,553           27,069           48,871          5,090        200,789
                                 --------------  -------------    -------------    -------------  -------------  -------------
    Net increase (decrease)
     in net assets                      (29,067)        55,334           27,959           49,442          4,905       (108,163)
Net assets at beginning of
 period                                 116,869      2,059,778                -           74,229              -        786,037
                                 --------------  -------------    -------------    -------------  -------------  -------------
Net assets at end of period      $       87,802      2,115,112           27,959          123,671          4,905        677,874
                                 ==============  =============    =============    =============  =============  =============





                                  Vista B (f)
                                 -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)              (47)
 Net realized gain (loss)                   --
 Change in unrealized
   appreciation (depreciation)            (348)
                                 -------------
    Net increase (decrease)
     from operations                      (395)
                                 -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                400
 MetLife Investors Insurance
   Company of California
   redemptions                               -
 Payments received from
   contract owners                       3,521
 Transfers between
   sub-accounts (including
   fixed account), net                   3,750
 Transfers for contract
   benefits and terminations                (3)
                                 -------------
    Net increase (decrease)
     in net assets from
     contract transactions               7,668
                                 -------------
    Net increase (decrease)
     in net assets                       7,273
Net assets at beginning of
 period                                      -
                                 -------------
Net assets at end of period              7,273
                                 =============

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                     Putnam
                                                          -----------------------------------------------------------

                                                                                             International    International
                                                           International    International         New              New
                                                              Growth        Growth B (f)     Opportunities      Opp B (f)
                                                          --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                             $      (19,431)          (3,297)          (3,625)             (44)
 Net realized gain (loss)                                        154,524              (86)         (31,696)               -
 Change in unrealized appreciation (depreciation)               (602,290)           2,851          (64,088)            (365)
                                                          --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                     (467,197)            (532)         (99,409)            (409)
                                                          --------------    -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of California
   payments                                                            -              400                -              400
 MetLife Investors Insurance Company of California
   redemptions                                                         -                -                -                -
 Payments received from contract owners                           73,089          431,813            2,019            8,464
 Transfers between sub-accounts (including fixed
   account), net                                                 232,689          460,076           13,029                -
 Transfers for contract benefits and terminations                (91,748)          (1,455)          (3,698)              (2)
                                                          --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                       214,030          890,834           11,350            8,862
                                                          --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                       (253,167)         890,302          (88,059)           8,453
Net assets at beginning of period                              2,040,917                -          311,632                -
                                                          --------------    -------------    -------------    -------------
Net assets at end of period                               $    1,787,750          890,302          223,573            8,453
                                                          ==============    =============    =============    =============

                                                                            Templeton
                                                          ---------------------------------------------
                                                            Templeton         Templeton
                                                              Global            Global         Franklin
                                                              Income            Income          Small
                                                            Securities     Securities B (a)      Cap
                                                          -------------    ---------------- -------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                                       899               (10)         (6,265)
 Net realized gain (loss)                                           340                 1         (94,824)
 Change in unrealized appreciation (depreciation)                  (439)              364         (50,897)
                                                          -------------     -------------   -------------
    Net increase (decrease) from operations                         800               355        (151,986)
                                                          -------------     -------------   -------------
Contract transactions:
 MetLife Investors Insurance Company of California
   payments                                                           -               800               -
 MetLife Investors Insurance Company of California
   redemptions                                                        -                 -               -
 Payments received from contract owners                               -                 -          16,573
 Transfers between sub-accounts (including fixed
   account), net                                                 14,172            18,843          15,902
 Transfers for contract benefits and terminations                (1,489)              (13)        (33,498)
                                                          -------------     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                       12,683            19,630          (1,023)
                                                          -------------     -------------   -------------
    Net increase (decrease) in net assets                        13,483            19,985        (153,009)
Net assets at beginning of period                                30,305                 -         843,534
                                                          -------------     -------------   -------------
Net assets at end of period                                      43,788            19,985         690,525
                                                          =============     =============   =============

(a) For the period from April 2, 2001 to December 31, 2001.
(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                                        Templeton
                                                     ----------------------------------------------------------------

                                                        Franklin         Templeton       Templeton       Templeton
                                                          Small            Growth          Growth         Foreign
                                                        Cap B (a)        Securities   Securities B (a)   Securities
                                                     --------------    -------------  ---------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         (238)           2,798            (119)         15,268
  Net realized gain (loss)                                       (6)          42,561             402         145,634
  Change in unrealized appreciation (depreciation)            7,583          (56,605)          1,128        (329,618)
                                                     --------------    -------------   -------------   -------------
    Net increase (decrease) from operations                   7,339          (11,246)          1,411        (168,716)
                                                     --------------    -------------   -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                     800                -             800               -
  MetLife Investors Insurance Company of California
   redemptions                                                    -                -               -               -
  Payments received from contract owners                     29,989            6,621               -          19,380
  Transfers between sub-accounts (including fixed
   account), net                                             86,758            2,585          48,248         133,518
  Transfers for contract benefits and terminations              140          (11,408)           (419)        (51,994)
                                                     --------------    -------------   -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  117,687           (2,202)         48,629         100,904
                                                     --------------    -------------   -------------   -------------
    Net increase (decrease) in net assets                   125,026          (13,448)         50,040         (67,812)
Net assets at beginning of period                                 -          319,118               -         901,763
                                                     --------------    -------------   -------------   -------------
Net assets at end of period                          $      125,026          305,670          50,040         833,951
                                                     ==============    =============   =============   =============


                                                                        Templeton       Templeton
                                                        Templeton       Developing      Developing
                                                         Foreign         Markets         Markets
                                                     Securities B (a)   Securities   Securities B (f)
                                                     ---------------- -------------  ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                  115          (1,323)         (1,106)
  Net realized gain (loss)                                    3,703         (16,757)            (23)
  Change in unrealized appreciation (depreciation)           (5,864)        (20,403)         12,923
                                                      -------------   -------------   -------------
    Net increase (decrease) from operations                  (2,046)        (38,483)         11,794
                                                      -------------   -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                     800               -             400
  MetLife Investors Insurance Company of California
   redemptions                                                    -               -               -
  Payments received from contract owners                     21,211          25,332         158,171
  Transfers between sub-accounts (including fixed
   account), net                                            132,091          91,366         220,262
  Transfers for contract benefits and terminations             (410)        (21,883)           (978)
                                                      -------------   -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  153,692          94,815         377,855
                                                      -------------   -------------   -------------
    Net increase (decrease) in net assets                   151,646          56,332         389,649
Net assets at beginning of period                                 -         333,847               -
                                                      -------------   -------------   -------------
Net assets at end of period                                 151,646         390,179         389,649
                                                      =============   =============   =============

(a) For the period from April 2, 2001 to December 31, 2001.
(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                                Templeton
                                                     ---------------------------------------------------------------
                                                       Templeton        Templeton        Franklin        Franklin
                                                         Mutual           Mutual        Large Cap       Large Cap
                                                         Shares           Shares          Growth          Growth
                                                       Securities    Securities B (g)   Securities   Securities B (a)
                                                     --------------  ---------------- -------------  ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        1,805          (1,017)         (7,327)           (225)
  Net realized gain (loss)                                   39,164           3,047         153,154             (56)
  Change in unrealized appreciation (depreciation)          (25,694)          6,285        (290,889)              2
                                                     --------------   -------------   -------------   -------------
    Net increase (decrease) from operations                  15,275           8,315        (145,062)           (279)
                                                     --------------   -------------   -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       -             400               -             800
  MetLife Investors Insurance Company of California
   redemptions                                                    -               -               -               -
  Payments received from contract owners                     70,675         178,117          48,509           4,305
  Transfers between sub-accounts (including fixed
   account), net                                            256,473         372,118         277,655          55,009
  Transfers for contract benefits and terminations          (17,052)           (866)       (161,848)            259
                                                     --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  310,096         549,769         164,316          60,373
                                                     --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets                   325,371         558,084          19,254          60,094
Net assets at beginning of period                           392,012               -         899,010               -
                                                     --------------   -------------   -------------   -------------
Net assets at end of period                          $      717,383         558,084         918,264          60,094
                                                     ==============   =============   =============   =============

                                                                       Fidelity
                                                     -------------------------------------------


                                                          VIP            VIP             VIP II
                                                         Growth      Growth B (h)      Contrafund
                                                     -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              (1,337)          (147)            (352)
  Net realized gain (loss)                                   5,189              5                8
  Change in unrealized appreciation (depreciation)         (24,957)         2,288           (4,486)
                                                     -------------  -------------    -------------
    Net increase (decrease) from operations                (21,105)         2,146           (4,830)
                                                     -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                      -            400                -
  MetLife Investors Insurance Company of California
   redemptions                                                   -              -                -
  Payments received from contract owners                     1,599         75,241                -
  Transfers between sub-accounts (including fixed
   account), net                                            (1,966)         9,589           22,892
  Transfers for contract benefits and terminations            (569)            (6)             (29)
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                    (936)        85,224           22,863
                                                     -------------  -------------    -------------
    Net increase (decrease) in net assets                  (22,041)        87,370           18,033
Net assets at beginning of period                          120,403              -           18,421
                                                     -------------  -------------    -------------
Net assets at end of period                                 98,362         87,370           36,454
                                                     =============  =============    =============

(a) For the period from April 2, 2001 to December 31, 2001.
(g) For the period from April 12, 2001 to December 31, 2001.
(h) For the period from April 26, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                            Fidelity
                                           --------------------------------------------------------------------------

                                               VIP III        VIP III          VIP            VIP
                                               Growth         Growth &       Equity-        Equity-          High
                                            Opportunities      Income        Income       Income B (h)   Income B (h)
                                           --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)              $         (174)           138            259            (75)            (2)
 Net realized gain (loss)                            (432)        (1,783)        (1,885)             2              -
 Change in unrealized appreciation
   (depreciation)                                  (2,490)        (7,327)          (398)           711            (36)
                                           --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) from
     operations                                    (3,096)        (8,972)        (2,024)           638            (38)
                                           --------------  -------------  -------------  -------------  -------------
Contract transactions:
 MetLife Investors Insurance Company of
   California payments                                  -              -              -            400            400
 MetLife Investors Insurance Company of
   California redemptions                               -              -              -              -              -
 Payments received from contract owners                 -          1,000              -         39,455              -
 Transfers between sub-accounts
   (including fixed account), net                     347        (26,769)       (33,547)             -              -
 Transfers for contract benefits and
   terminations                                      (655)          (118)           (38)            (4)            (1)
                                           --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets from contract transactions               (308)       (25,887)       (33,585)        39,851            399
                                           --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets                                        (3,404)       (34,859)       (35,609)        40,489            361
Net assets at beginning of period                  19,356         94,057         43,183              -              -
                                           --------------  -------------  -------------  -------------  -------------
Net assets at end of period                $       15,952         59,198          7,574         40,489            361
                                           ==============  =============  =============  =============  =============

                                                 American Century
                                           ----------------------------
                                                 VP
                                               Income
                                                 &               VP
                                               Growth       International
                                           -------------    -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                     (8,488)            (705)
 Net realized gain (loss)                         (6,499)          (3,330)
 Change in unrealized appreciation
   (depreciation)                                (13,628)         (17,810)
                                           -------------    -------------
    Net increase (decrease) from
     operations                                  (28,615)         (21,845)
                                           -------------    -------------
Contract transactions:
 MetLife Investors Insurance Company of
   California payments                               300              300
 MetLife Investors Insurance Company of
   California redemptions                              -                -
 Payments received from contract owners          637,773            4,250
 Transfers between sub-accounts
   (including fixed account), net              1,026,527           (7,361)
 Transfers for contract benefits and
   terminations                                  (32,541)          (2,862)
                                           -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions         1,632,059           (5,673)
                                           -------------    -------------
    Net increase (decrease) in net
     assets                                    1,603,444          (27,518)
Net assets at beginning of period                389,469           74,678
                                           -------------    -------------
Net assets at end of period                    1,992,913           47,160
                                           =============    =============

(h) For the period from April 26, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                 American Century                                             Dreyfus
                                 ----------------  -------------------------------------------------------------------


                                        VP             Stock            Stock         Disciplined      Disciplined
                                      Value            Index         Index B (f)         Stock         Stock B (f)
                                 ----------------  -------------    -------------    -------------    -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)     $       (4,845)           (630)              (5)            (523)            (108)
 Net realized gain (loss)                  3,956         (17,243)              15             (849)             (13)
 Change in unrealized
   appreciation (depreciation)            79,191          (8,031)            (188)          (7,202)            (789)
                                  --------------   -------------    -------------    -------------    -------------
    Net increase (decrease)
     from operations                      78,302         (25,904)            (178)          (8,574)            (910)
                                  --------------   -------------    -------------    -------------    -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                  300               -              400                -              400
 MetLife Investors Insurance
   Company of California
   redemptions                                 -               -                -                -                -
 Payments received from
   contract owners                       346,770               -            1,870            1,100           43,835
 Transfers between
   sub-accounts (including
   fixed account), net                   599,699         (44,883)             763           26,416                -
 Transfers for contract
   benefits and terminations             (15,802)         (2,097)              (3)            (428)               -
                                  --------------   -------------    -------------    -------------    -------------
    Net increase (decrease)
     in net assets from
     contract transactions               930,967         (46,980)           3,030           27,088           44,235
                                  --------------   -------------    -------------    -------------    -------------
    Net increase (decrease)
     in net assets                     1,009,269         (72,884)           2,852           18,514           43,325
Net assets at beginning of
 period                                  228,572         199,421                -           41,254                -
                                  --------------   -------------    -------------    -------------    -------------
Net assets at end of period       $    1,237,841         126,537            2,852           59,768           43,325
                                  ==============   =============    =============    =============    =============




                                    Capital            Capital
                                  Appreciation    Appreciation B (f)
                                 -------------    ------------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)           (1,338)             1,052
 Net realized gain (loss)               (3,826)              (118)
 Change in unrealized
   appreciation (depreciation)         (30,069)             4,033
                                 -------------      -------------
    Net increase (decrease)
     from operations                   (35,233)             4,967
                                 -------------      -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                  -                400
 MetLife Investors Insurance
   Company of California
   redemptions                               -                  -
 Payments received from
   contract owners                      51,077            148,892
 Transfers between
   sub-accounts (including
   fixed account), net                  95,246            429,988
 Transfers for contract
   benefits and terminations           (15,103)            (1,494)
                                 -------------      -------------
    Net increase (decrease)
     in net assets from
     contract transactions             131,220            577,786
                                 -------------      -------------
    Net increase (decrease)
     in net assets                      95,987            582,753
Net assets at beginning of
 period                                274,226                  -
                                 -------------      -------------
Net assets at end of period            370,213            582,753
                                 =============      =============

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                            Invesco                                        PIMCO
                                 -----------------------------  ----------------------------------------------------------

                                                                                                  StocksPLUS
                                                     High           High            Low            Growth &        Total
                                    Dynamics         Yield          Yield         Duration          Income         Return
                                 --------------  -------------  -------------  -------------    -------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)    $       (6,480)        20,418            504          3,519              509         18,151
 Net realized gain (loss)                (5,942)        (6,217)            (3)         1,017               (8)        25,649
 Change in unrealized
   appreciation (depreciation)          (86,787)       (46,457)          (438)          (234)            (590)       (10,798)
                                 --------------  -------------  -------------  -------------    -------------  -------------
    Net increase (decrease)
     from operations                    (99,209)       (32,256)            63          4,302              (89)        33,002
                                 --------------  -------------  -------------  -------------    -------------  -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                 300            300            300            300              300            300
 MetLife Investors Insurance
   Company of California
   redemptions                                -              -              -              -                -              -
 Payments received from
   contract owners                      273,075         53,584          3,000         10,376            3,059        557,149
 Transfers between
   sub-accounts (including
   fixed account), net                  481,889        124,489         12,080        145,307           31,447        813,724
 Transfers for contract
   benefits and terminations            (11,188)       (13,342)             -            (68)             (14)       (15,428)
                                 --------------  -------------  -------------  -------------    -------------  -------------
    Net increase (decrease)
     in net assets from
     contract transactions              744,076        165,031         15,380        155,915           34,792      1,355,745
                                 --------------  -------------  -------------  -------------    -------------  -------------
    Net increase (decrease)
     in net assets                      644,867        132,775         15,443        160,217           34,703      1,388,747
Net assets at beginning of
 period                                 289,989         76,850          1,144          1,152               93        132,961
                                 --------------  -------------  -------------  -------------    -------------  -------------
Net assets at end of period      $      934,856        209,625         16,587        161,369           34,796      1,521,708
                                 ==============  =============  =============  =============    =============  =============

                                   Scudder I
                                 -------------



                                 International
                                 -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)           (1,514)
 Net realized gain (loss)               15,979
 Change in unrealized
   appreciation (depreciation)         (70,028)
                                 -------------
    Net increase (decrease)
     from operations                   (55,563)
                                 -------------
Contract transactions:
 MetLife Investors Insurance
   Company of California
   payments                                  -
 MetLife Investors Insurance
   Company of California
   redemptions                               -
 Payments received from
   contract owners                      25,538
 Transfers between
   sub-accounts (including
   fixed account), net                  44,250
 Transfers for contract
   benefits and terminations            (7,731)
                                 -------------
    Net increase (decrease)
     in net assets from
     contract transactions              62,057
                                 -------------
    Net increase (decrease)
     in net assets                       6,494
Net assets at beginning of
 period                                145,867
                                 -------------
Net assets at end of period            152,361
                                 =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                          Scudder I
                                                     -------------------


                                                     International B (f)     Total
                                                     ------------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         $         (994)         170,230
  Net realized gain (loss)                                          4        3,677,048
  Change in unrealized appreciation (depreciation)            (10,872)     (23,234,667)
                                                       --------------    -------------
    Net increase (decrease) from operations                   (11,862)     (19,387,389)
                                                       --------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of California
   payments                                                       400           47,500
  MetLife Investors Insurance Company of California
   redemptions                                                      -             (123)
  Payments received from contract owners                       65,329       12,435,655
  Transfers between sub-accounts (including fixed
   account), net                                              213,519       28,648,444
  Transfers for contract benefits and terminations               (910)     (14,698,289)
                                                       --------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                    278,338       26,433,187
                                                       --------------    -------------
    Net increase (decrease) in net assets                     266,476        7,045,798
Net assets at beginning of period                                   -      206,913,017
                                                       --------------    -------------
Net assets at end of period                            $      266,476      213,958,815
                                                       ==============    =============

(f) For the period from April 10, 2001 to December 31, 2001.

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(1) Organization
   MetLife Investors Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company of California (MLIOC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIOC.

   On September 10, 2002, MLIOC's Board of Directors approved an Agreement and Plan of Merger providing for the merger of MLIOC with and into MetLife Investors Insurance Company (MLI), with MLI being the surviving corporation of the merger. MLI is pursuing the certificate of authority and authorizations from the California Department of Insurance to offer variable annuities and variable life insurance products in the state of California. Upon receipt of these approvals, the Agreement will be presented to MetLife Investors Group, as sole shareholder of MLIOC and MLI, for approval. This merger should not impact the contract holders of the Separate Account. If approved, the Separate Account will become a separate account of MLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of investment companies (shown below) which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIOC. In addition to the sub-accounts, the fixed account of MLIOC is an available investment alternative for certain contracts. The fixed account is not a part of the Separate Account and is included in the general assets and liabilities of MLIOC.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIOC's other assets and liabilities. The portion of the Separate Account's asset applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIOC may conduct. The following sub-accounts were available for investment as of December 31, 2002:

              Met Investors Series Trust (Met Investors or MIST):
               Lord Abbett Growth and Income Portfolio
               Lord Abbett Growth and Income Portfolio B
               Lord Abbett Bond Debenture Portfolio
               Lord Abbett Bond Debenture Portfolio B
               Lord Abbett Developing Growth Portfolio
               Lord Abbett Developing Growth Portfolio B
               Lord Abbett Growth Opportunity Portfolio
               Lord Abbett Growth Opportunity Portfolio B
               Lord Abbett Mid-Cap Value Portfolio
               Lord Abbett Mid-Cap Value Portfolio B
               JP Morgan Enhanced Index Portfolio
               JP Morgan Enhanced Index Portfolio B
               JP Morgan International Equity Portfolio
               JP Morgan International Equity Portfolio B
               JP Morgan Quality Bond Portfolio
               JP Morgan Quality Bond Portfolio B
               JP Morgan Select Equity Portfolio
               JP Morgan Select Equity Portfolio B
               JP Morgan Small Cap Stock Portfolio
               JP Morgan Small Cap Stock Portfolio B
               Met Putnam Research Portfolio B
               Oppenheimer Capital Appreciation Portfolio B
               PIMCO Money Market Portfolio B
               Janus Aggressive Growth Portfolio B
               PIMCO Total Return Bond Portfolio B
               PIMCO Innovation Portfolio B
               MFS Mid Cap Growth Portfolio B
               MFS Research International Portfolio B
             MIST AIM Small Cap Growth Portfolio B
             MIST AIM Mid Cap Core Equity Portfolio B
             MIST SSR Concentrated International B
             MIST Third Avenue Small Cap Value Portfolio B
            Metropolitan Life Series Funds, Inc. (MetLife):
             Stock Index Portfolio B
            General American Capital Company (GACC):
             Money Market Fund
            Russell Insurance Funds (Russell):
             Multi-Style Equity Fund
             Aggressive Equity Fund
             Non-U.S. Fund
             Core Bond Fund
             Real Estate Securities Fund
            AIM Variable Insurance Funds, Inc. (AIM):
             V.I. Premier Equity Fund
             V.I. Premier Equity Fund B
             V.I. Capital Appreciation Fund
             V.I. Capital Appreciation Fund B
             V.I. International Growth Fund
             V.I. International Growth Fund B
            Alliance Variable Products Series Fund, Inc. (Alliance):
             Premier Growth Portfolio
             Premier Growth Portfolio B
             AllianceBernstein Real Estate Investment Portfolio
             AllianceBernstein Real Estate Inv Portfolio B
             AllianceBernstein Small Cap Portfolio B
             AllianceBernstein Value Portfolio B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(1) Organization, continued

Liberty Variable Investment Trust (Liberty):
 Newport Tiger Fund, Variable Series
Goldman Sachs Variable Insurance Trust (Goldman Sachs):
 Growth and Income Fund
 International Equity Fund
Scudder II Variable Series (Scudder II):
 Dreman High Return Equity Portfolio
 Small Cap Growth Portfolio
 SVS Dreman Small Cap Value Portfolio
 Government Securities Portfolio
MFS Variable Insurance Trust (MFS):
 Bond Series
 Research Series
 Research Series B
 Emerging Growth Series
 Emerging Growth Series B
 High Income Series
 High Income Series B
 Strategic Income Series
 Strategic Income Series B
 Investors Trust Series
 Investors Trust Series B
 New Discovery Series
 New Discovery Series B
New England Zenith Fund (New England Zenith):
 Davis Venture Value E
 Harris Oakmark Focused Value B
 Jennison Growth B
 MFS Investors Trust Series B
 MFS Total Return Series B
 Capital Guardian US Equity Series B
Oppenheimer Variable Account Funds (Oppenheimer):
 Capital Appreciation Fund
 Main Street Growth & Income Fund
 High Income Fund
 Bond Fund
 Strategic Bond Fund
Putnam Variable Trust (Putnam):
 Growth & Income Fund
 Growth & Income Fund B
 New Value Fund
 New Value Fund B
 Vista Fund
 Vista Fund B
 International Growth Fund
 International Growth Fund B
 International New Opportunities Fund
 International New Opportunities Fund B
Franklin Templeton Variable Insurance Products Trust (Templeton):
 Templeton Global Income Securities Fund
 Templeton Global Income Securities Fund B
 Franklin Small Cap Fund
 Franklin Small Cap Fund B
 Templeton Growth Securities Fund
 Templeton Growth Securities Fund B
 Templeton Foreign Securities Fund
 Templeton Foreign Securities Fund B
 Templeton Developing Markets Securities Fund
 Templeton Developing Markets Securities Fund B
 Mutual Shares Securities Fund
 Mutual Shares Securities Fund B
 Franklin Large Cap Growth Securities Fund
 Franklin Large Cap Growth Securities Fund B
Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
 VIP Growth Portfolio
 VIP Growth Portfolio B
 VIP II Contrafund Portfolio
 VIP III Growth Opportunities Portfolio
 VIP III Growth & Income Portfolio
 VIP Equity-Income Portfolio
 VIP Equity-Income Portfolio B
 High Income Portfolio B
American Century Variable Portfolios, Inc. (American Century):
 VP Income & Growth Fund
 VP International Fund
 VP Value Fund
Dreyfus Variable Investment Fund (Dreyfus):
 Stock Index Fund
 Stock Index Fund B
 Disciplined Stock Portfolio
 Disciplined Stock Portfolio B
 Capital Appreciation Portfolio
 Capital Appreciation Portfolio B
INVESCO Variable Investment Funds, Inc. (INVESCO):
 Dynamics Fund
 High Yield Fund
PIMCO Variable Insurance Trust (PIMCO):
 High Yield Portfolio
 Low Duration Portfolio
 StocksPLUS Growth & Income Portfolio
 Total Return Portfolio
Scudder I Variable Life Investment Fund (Scudder I):
 International Portfolio
 International Portfolio B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(1) Organization, continued

   During 2002, the following portfolios changed names:
      Met Investors Series Trust - MIST AIM Mid Cap Equity Portfolio B to MIST AIM Mid Cap Core Equity Portfolio B
      AIM Variable Insurance Funds - AIM Value Fund to AIM Premier Equity Fund AIM Variable Insurance Funds - AIM International Equity Fund to AIM International Growth Fund
      MFS Variable Insurance Trust - MFS Global Government Series B to MFS Strategic Income Series B
      New England Zenith Fund - Harris Oakmark Mid Cap Value B to Harris Oakmark Focused Value B
      Franklin Templeton Variable Products Trust - Templeton International Securities Fund to Templeton Foreign Securities Fund
      Franklin Templeton Variable Products Trust B - Templeton International Securities Fund B to Templeton Foreign Securities Fund B
      PIMCO Variable Insurance Trust - High Yield Bond Portfolio to High Yield Portfolio
      PIMCO Variable Insurance Trust - Low Duration Bond Portfolio to Low Duration Portfolio
      PIMCO Variable Insurance Trust - Total Return Bond Portfolio to Total Return Portfolio

   The following sub-accounts ceased operations during 2002 and 2001:
      Goldman Sachs Internet Tollkeeper Fund               May 1, 2002
      Goldman Sachs Global Income Fund                     May 1, 2002
      Met Investors Large Cap Research                     February 12, 2001
      MFS Emerging Markets Equity                          February 12, 2001

(2) Significant Accounting Policies

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-dividend date.

  (b) Reinvestment of Distributions
      With the exception of the GACC Money Market Fund in 2001, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

      During 2001, GACC followed the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains were deemed to pass through to the Separate Account. As a result, GACC did not distribute dividends and realized capital gains. During December of 2001, the accumulated net investment income and realized capital gains of the GACC Money Market Fund were allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account. For 2002, no consent dividend was declared.

  (c) Federal Income Taxes
      The operations of the Separate Account are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (d) Annuity Reserves
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLIOC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLIOC.

  (e) Estimates
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(3) Separate Account Expenses
   For variable annuity contracts, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.25%. This charge varies according to the product specifications.

(4) Contract Fees
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIOC deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended December 31, 2002, MLIOC deducted surrender fees of $205,332 from the Separate Account.

   For variable annuity contracts with a sales charge, MLIOC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

   Owner's                   Sales Charge as a % of
   Investment                Gross Purchase Payment
   ----------                ----------------------
   less than $50,000                 5.75%
   $50,000 - $99,999.99              4.50%
   $100,000 - $249,999.99            3.50%
   $250,000 - $499,999.99            2.50%
   $500,000 - $999,999.99            2.00%
   $1,000,000 or more                1.00%

   MLIOC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary date of the contract. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIOC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2002, MLIOC deducted contract maintenance and transfer fees of $126,374 from the Separate Account.

   Currently, MLIOC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLIOC reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(5) Cost Basis of Investments
   The cost basis of each sub-account's investment as of December 31, 2002 follows:

   Met Investors Lord Abbett Growth and Income Portfolio         $ 45,857,210
   Met Investors Lord Abbett Growth and Income Portfolio B         18,111,385
   Met Investors Lord Abbett Bond Debenture Portfolio              11,697,757
   Met Investors Lord Abbett Bond Debenture Portfolio B             5,923,118
   Met Investors Lord Abbett Developing Growth Portfolio            1,988,284
   Met Investors Lord Abbett Developing Growth Portfolio B            398,112
   Met Investors Lord Abbett Growth Opportunity Portfolio             113,353
   Met Investors Lord Abbett Growth Opportunity Portfolio B           913,696
   Met Investors Lord Abbett Mid-Cap Value Portfolio                4,241,628
   Met Investors Lord Abbett Mid-Cap Value Portfolio B              4,263,755
   Met Investors JP Morgan Enhanced Index Portfolio                21,030,686
   Met Investors JP Morgan Enhanced Index Portfolio B                 459,241
   Met Investors JP Morgan International Equity Portfolio           7,709,270
   Met Investors JP Morgan International Equity Portfolio B            63,455
   Met Investors JP Morgan Quality Bond Portfolio                   7,576,400
   Met Investors JP Morgan Quality Bond Portfolio B                 2,798,998
   Met Investors JP Morgan Select Equity Portfolio                 14,248,183
   Met Investors JP Morgan Select Equity Portfolio B                  640,824
   Met Investors JP Morgan Small Cap Stock Portfolio                7,113,757
   Met Investors JP Morgan Small Cap Stock Portfolio B                366,142
   Met Investors Met Putnam Research Portfolio B                      723,907
   Met Investors Oppenheimer Capital Appreciation Portfolio B       2,813,381
   Met Investors PIMCO Money Market Portfolio B                     6,030,890
   Met Investors Janus Aggressive Growth Portfolio B                  973,011
   Met Investors PIMCO Total Return Bond Portfolio B                6,818,611
   Met Investors PIMCO Innovation Portfolio B                         306,198
   Met Investors MFS Mid Cap Growth Portfolio B                     1,414,152
   Met Investors MFS Research International Portfolio B             1,468,456
   Met Investors MIST AIM Small Cap Growth Portfolio B              1,538,179
   Met Investors MIST AIM Mid Cap Core Equity Portfolio B             857,321
   Met Investors MIST SSR Concentrated International Portfolio B      609,822
   Met Investors MIST Third Avenue Small Cap Value B                  667,234
   MetLife Stock Index Portfolio B                                  1,518,290
   GACC Money Market Fund                                           3,357,212
   Russell Multi-Style Equity Fund                                  5,489,620
   Russell Aggressive Equity Fund                                     945,313
   Russell Non-US Fund                                              2,498,899
   Russell Core Bond Fund                                           3,468,464
   Russell Real Estate Securities Fund                                313,453
   AIM V.I. Premier Equity Fund                                     6,462,473
  AIM V.I. Premier Equity Fund B                                 $    176,465
  AIM V.I. Capital Appreciation Fund                                4,324,190
  AIM V.I. Capital Appreciation Fund B                                 21,589
  AIM V.I. International Growth Fund                                  617,023
  AIM V.I. International Growth Fund B                                 13,711
  Alliance Premier Growth Portfolio                                 3,949,540
  Alliance Premier Growth Portfolio B                               3,921,251
  AllianceBernstein Real Estate Investment Portfolio                  705,414
  AllianceBernstein Real Estate Inv Portfolio B                     1,256,694
  AllianceBernstein Small Cap Portfolio B                             112,099
  AllianceBernstein Value Portfolio B                                  45,899
  Liberty Newport Tiger Fund                                           85,236
  Goldman Sachs Growth and Income Fund                                223,063
  Goldman Sachs International Equity Fund                             303,786
  Scudder II Dreman High Return Equity Portfolio                          110
  Scudder II Small Cap Growth Portfolio                               323,293
  Scudder II Small Cap Value Portfolio                                378,602
  Scudder II Government Securities Portfolio                          878,693
  MFS Bond Series                                                         120
  MFS Research Series                                               1,071,790
  MFS Research Series B                                                41,259
  MFS Emerging Growth Series                                        1,089,127
  MFS Emerging Growth Series B                                          8,081
  MFS High Income Series                                              458,438
  MFS High Income Series B                                          1,200,853
  MFS Strategic Income Series                                          77,474
  MFS Strategic Income Series B                                        75,248
  MFS Investors Trust Series                                        1,901,299
  MFS Investors Trust Series B                                      1,681,889
  MFS New Discovery Series                                            430,896
  MFS New Discovery Series B                                        2,046,461
  New England Zenith Davis Venture Value E                          3,466,367
  New England Zenith Harris Oakmark Focused Value B                 2,651,317
  New England Zenith Jennison Growth B                              1,628,772
  New England Zenith MFS Investors Trust Series B                   1,016,148
  New England Zenith MFS Total Return Series B                        497,781
  New England Zenith Capital Guardian US Equity Series B              396,923
  Oppenheimer Capital Appreciation Fund                               487,640
  Oppenheimer Main Street Growth & Income Fund                        510,042
  Oppenheimer High Income Fund                                        281,965
  Oppenheimer Bond Fund                                             1,076,436

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(5) Cost Basis of Investments, continued:

  Oppenheimer Strategic Bond Fund                                $    113,729
  Putnam VT Growth & Income Fund                                    1,891,120
  Putnam VT Growth & Income Fund B                                    373,896
  Putnam VT New Value Fund                                             93,604
  Putnam VT New Value Fund B                                           26,559
  Putnam VT Vista Fund                                                833,138
  Putnam VT Vista Fund B                                               30,360
  Putnam VT International Growth Fund                               1,859,074
  Putnam VT Int Growth Fund B                                       2,525,189
  Putnam VT International New Opportunities Fund                      311,598
  Putnam VT Int New Opp Fund B                                         20,270
  Templeton Global Income Securities Fund                              44,412
  Templeton Global Income Securities Fund B                            13,961
  Franklin Small Cap Fund                                             792,045
  Franklin Small Cap Fund B                                           240,390
  Templeton Growth Securities Fund                                    359,579
  Templeton Growth Securities Fund B                                  136,677
  Templeton Foreign Securities Fund                                 1,017,402
  Templeton Foreign Securities Fund B                                 354,634
  Templeton Developing Markets Securities Fund                        391,403
  Templeton Dev Markets Securities Fund B                             852,186
  Templeton Mutual Shares Securities Fund                             370,949
  Templeton Mutual Shares Securities Fund B                         1,183,005
  Franklin Large Cap Growth Securities Fund                           960,719
  Franklin Large Cap Growth Securities Fund B                         231,367
   Fidelity VIP Growth Portfolio                                $    137,136
   Fidelity VIP Growth Portfolio B                                   215,050
   Fidelity VIP II Contrafund Portfolio                               44,746
   Fidelity VIP III Growth Opportunities Portfolio                    21,303
   Fidelity VIP III Growth & Income Portfolio                         71,905
   Fidelity VIP Equity-Income Portfolio                                8,777
   Fidelity Equity-Income Portfolio B                                144,286
   Fidelity High Income Portfolio B                                   13,768
   American Century VP Income & Growth Fund                        4,329,618
   American Century VP International Fund                            111,385
   American Century VP Value Fund                                  1,570,986
   Dreyfus VIF Stock Index Fund                                      110,745
   Dreyfus VIF Stock Index Fund B                                    439,083
   Dreyfus VIF Disciplined Stock Portfolio                            30,397
   Dreyfus VIF-Disciplined Stock Port. B                              42,432
   Dreyfus VIF Capital Appreciation Portfolio                        204,285
   Dreyfus VIF Capital Appreciation Portfolio B                    1,362,068
   INVESCO VIF Dynamics Fund                                       1,956,291
   INVESCO VIF High Yield Fund                                       267,534
   PIMCO High Yield Portfolio                                         89,783
   PIMCO Low Duration Portfolio                                      340,061
   PIMCO StocksPLUS Growth & Income Portfolio                         85,015
   PIMCO Total Return Portfolio                                    3,072,942
   Scudder I International Portfolio                                 134,316
   Scudder I International Portfolio B                               637,994
                                                                ------------
                                                                $273,692,296
                                                                ============

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding

                                                                Met Investors
                          -----------------------------------------------------------------------------------------
                          Lord Abbett    Lord Abbett
                            Growth         Growth       Lord Abbett    Lord Abbett    Lord Abbett  Lord Abbett  Lord Abbett
                              and            and           Bond           Bond        Developing   Developing     Growth
                            Income        Income B       Debenture     Debenture B      Growth      Growth B    Opportunity
                          -----------    -----------    -----------    -----------    -----------  -----------  -----------
Accumulation Units:
  Unit Balance at
   December 31, 2000        1,277,106              -        855,904              -        211,458            -            -
   Units Issued               252,373        102,138        106,767         78,540         21,267       11,841       12,194
   Units Redeemed            (185,949)        (1,031)       (81,650)        (4,063)       (14,896)           -         (364)
                          -----------    -----------    -----------    -----------    -----------  -----------  -----------
  Unit Balance at
   December 31, 2001        1,343,530        101,107        881,021         74,477        217,829       11,841       11,830
                          ===========    ===========    ===========    ===========    ===========  ===========  ===========
   Units Issued                93,685        396,878         75,397        437,121         15,641       39,256        6,981
   Units Redeemed            (240,351)       (47,558)      (209,083)       (80,951)       (57,589)      (7,613)      (4,355)
                          -----------    -----------    -----------    -----------    -----------  -----------  -----------
  Unit Balance at
   December 31, 2002        1,196,864        450,427        747,335        430,647        175,881       43,484       14,456
                          ===========    ===========    ===========    ===========    ===========  ===========  ===========

Annuitization Units:
  Unit Balance at
   December 31, 2000            5,663              -            533              -              -            -            -
   Units Issued                 2,733              -          2,301              -            494            -            -
   Units Redeemed              (2,196)             -         (2,334)             -            (52)           -            -
                          -----------    -----------    -----------    -----------    -----------  -----------  -----------
  Unit Balance at
   December 31, 2001            6,200              -            500              -            442            -            -
                          ===========    ===========    ===========    ===========    ===========  ===========  ===========
   Units Issued                 5,515              -          1,059              -              -            -            -
   Units Redeemed              (2,519)             -         (1,205)             -            (80)           -            -
                          -----------    -----------    -----------    -----------    -----------  -----------  -----------
  Unit Balance at
   December 31, 2002            9,196              -            354              -            362            -            -
                          ===========    ===========    ===========    ===========    ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                 Met Investors
                          -------------------------------------------------------------------------------------------

                           Lord Abbett     Large       Lord Abbett    Lord Abbett     JP Morgan    JP Morgan       JP Morgan
                             Growth         Cap          Mid-Cap        Mid-Cap       Enhanced     Enhanced      International
                          Opportunity B   Research        Value         Value B         Index       Index B         Equity
                          ------------- -----------    -----------    -----------    -----------  -----------    -------------
Accumulation Units:
  Unit Balance at
   December 31, 2000                 -      174,394        208,164              -      1,631,418            -         882,092
   Units Issued                 34,744        6,820         60,856         72,590         17,451       13,343           7,491
   Units Redeemed                    -     (181,214)       (27,750)          (945)      (172,931)           -        (125,253)
                           -----------  -----------    -----------    -----------    -----------  -----------     -----------
  Unit Balance at
   December 31, 2001            34,744            -        241,270         71,645      1,475,938       13,343         764,330
                           ===========  ===========    ===========    ===========    ===========  ===========     ===========
   Units Issued                 92,709            -         96,227        200,882         19,317       17,111          11,514
   Units Redeemed              (12,097)           -        (57,244)       (23,428)      (384,032)      (1,520)       (233,643)
                           -----------  -----------    -----------    -----------    -----------  -----------     -----------
  Unit Balance at
   December 31, 2002           115,356            -        280,253        249,099      1,111,223       28,934         542,201
                           ===========  ===========    ===========    ===========    ===========  ===========     ===========

Annuitization Units:
   Unit Balance at
     December 31, 2000               -            -            151              -          4,048            -             317
   Units Issued                      -            -              -              -          8,571            -               -
   Units Redeemed                    -            -            (32)             -         (3,594)           -             (67)
                           -----------  -----------    -----------    -----------    -----------  -----------     -----------
  Unit Balance at
   December 31, 2001                 -            -            119              -          9,025            -             250
                           ===========  ===========    ===========    ===========    ===========  ===========     ===========
   Units Issued                      -            -              -              -          8,052            -           4,698
   Units Redeemed                    -            -            (35)             -         (3,359)           -            (690)
                           -----------  -----------    -----------    -----------    -----------  -----------     -----------
  Unit Balance at
   December 31, 2002                 -            -             84              -         13,718            -           4,258
                           ===========  ===========    ===========    ===========    ===========  ===========     ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                 Met Investors
                          ------------------------------------------------------------------------------------------
                                                                                                      JP Morgan      JP Morgan
                            JP Morgan     JP Morgan      JP Morgan      JP Morgan      JP Morgan        Small          Small
                          International    Quality        Quality        Select         Select           Cap            Cap
                            Equity B        Bond          Bond B         Equity        Equity B         Stock         Stock B
                          -------------  -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
  Unit Balance at
   December 31, 2000                 -       574,876              -      1,219,225              -        671,215              -
   Units Issued                  2,001        91,871         42,803          3,837         30,421          3,854          6,700
   Units Redeemed                    -       (62,556)        (1,792)      (145,420)          (174)       (89,324)             -
                           -----------   -----------    -----------    -----------    -----------    -----------    -----------
  Unit Balance at
   December 31, 2001             2,001       604,191         41,011      1,077,642         30,247        585,745          6,700
                           ===========   ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                  4,312       145,910        173,001         14,341         15,983         13,533         22,773
   Units Redeemed                   (8)     (191,781)       (17,626)      (255,199)        (3,176)      (127,932)        (1,535)
                           -----------   -----------    -----------    -----------    -----------    -----------    -----------
  Unit Balance at
   December 31, 2002             6,305       558,320        196,386        836,784         43,054        471,346         27,938
                           ===========   ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
  Unit Balance at
   December 31, 2000                 -         2,607              -          3,380              -              -              -
   Units Issued                      -         2,196              -              -              -              -              -
   Units Redeemed                    -        (2,725)             -           (613)             -              -              -
                           -----------   -----------    -----------    -----------    -----------    -----------    -----------
  Unit Balance at
   December 31, 2001                 -         2,078              -          2,767              -              -              -
                           ===========   ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                      -         5,701              -          1,181              -          1,206              -
   Units Redeemed                    -        (2,085)             -         (1,948)             -         (1,082)             -
                           -----------   -----------    -----------    -----------    -----------    -----------    -----------
  Unit Balance at
   December 31, 2002                 -         5,694              -          2,000              -            124              -
                           ===========   ===========    ===========    ===========    ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                  Met Investors
                           -------------------------------------------------------------------------------------------
                                                                                    PIMCO
                               Met       Oppenheimer      PIMCO        Janus        Total                        MFS
                              Putnam       Capital        Money      Aggressive     Return       PIMCO         Mid Cap
                            Research B  Appreciation B   Market B     Growth B      Bond B    Innovation B     Growth B
                           -----------  -------------- -----------  -----------  -----------  ------------   -----------
Accumulation Units:
  Unit Balance at
   December 31, 2000                 -             -             -            -            -            -              -
   Units Issued                 17,982        21,341       149,783        5,930        7,235       15,104          8,164
   Units Redeemed                 (295)         (390)      (37,968)        (188)           -         (711)          (228)
                           -----------   -----------   -----------  -----------  -----------  -----------    -----------
  Unit Balance at
   December 31, 2001            17,687        20,951       111,815        5,742        7,235       14,393          7,936
                           ===========   ===========   ===========  ===========  ===========  ===========    ===========
   Units Issued                117,951       477,387       791,277      192,935    1,146,376       93,647        294,436
   Units Redeemed              (31,635)      (76,263)     (304,312)     (24,138)    (534,570)     (21,181)       (27,906)
                           -----------   -----------   -----------  -----------  -----------  -----------    -----------
  Unit Balance at
   December 31, 2002           104,003       422,075       598,780      174,539      619,041       86,859        274,466
                           ===========   ===========   ===========  ===========  ===========  ===========    ===========

Annuitization Units:
  Unit Balance at
   December 31, 2000                 -             -             -            -            -            -              -
   Units Issued                      -             -             -            -            -            -              -
   Units Redeemed                    -             -             -            -            -            -              -
                           -----------   -----------   -----------  -----------  -----------  -----------    -----------
  Unit Balance at
   December 31, 2001                 -             -             -            -            -            -              -
                           ===========   ===========   ===========  ===========  ===========  ===========    ===========
   Units Issued                      -             -             -            -            -            -              -
   Units Redeemed                    -             -             -            -            -            -              -
                           -----------   -----------   -----------  -----------  -----------  -----------    -----------
  Unit Balance at
   December 31, 2002                 -             -             -            -            -            -              -
                           ===========   ===========   ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                      Met Investors                               MetLife        GACC
                          --------------------------------------------------------------------  -----------  -----------
                                                                       MIST SSR       MIST
                                MFS        MIST AIM      MIST AIM    Concentrated   Third Ave      Stock
                             Research      Small Cap      Mid Cap    International  Small Cap      Index        Money
                          International B  Growth B    Core Equity B  Portfolio B    Value B    Portfolio B     Market
                          --------------- -----------  ------------- ------------- -----------  -----------  -----------
Accumulation Units:
  Unit Balance at
   December 31, 2000                  -             -             -             -            -            -      172,800
   Units Issued                  11,352         4,324         3,175         1,652            -       10,751      206,172
   Units Redeemed                   (36)            -             -             -            -            -      (66,532)
                            -----------   -----------   -----------   -----------  -----------  -----------  -----------
  Unit Balance at
   December 31, 2001             11,316         4,324         3,175         1,652            -       10,751      312,440
                            ===========   ===========   ===========   ===========  ===========  ===========  ===========
   Units Issued                 203,346       170,373        86,091        91,844      128,227      728,972      257,653
   Units Redeemed               (21,003)      (11,216)       (6,678)      (26,202)     (45,889)    (559,831)    (310,172)
                            -----------   -----------   -----------   -----------  -----------  -----------  -----------
  Unit Balance at
   December 31, 2002            193,659       163,481        82,588        67,294       82,338      179,892      259,921
                            ===========   ===========   ===========   ===========  ===========  ===========  ===========

Annuitization Units:
  Unit Balance at
   December 31, 2000                  -             -             -             -            -            -            -
   Units Issued                       -             -             -             -            -            -            -
   Units Redeemed                     -             -             -             -            -            -            -
                            -----------   -----------   -----------   -----------  -----------  -----------  -----------
  Unit Balance at
   December 31, 2001                  -             -             -             -            -            -            -
                            ===========   ===========   ===========   ===========  ===========  ===========  ===========
   Units Issued                       -             -             -             -            -            -       11,998
   Units Redeemed                     -             -             -             -            -            -       (1,630)
                            -----------   -----------   -----------   -----------  -----------  -----------  -----------
  Unit Balance at
   December 31, 2002                  -             -             -             -            -            -       10,368
                            ===========   ===========   ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                               Russell
                                   ---------------------------------------------------------------
                                      Multi-                                                       Real
                                      Style        Aggressive                       Core          Estate
                                      Equity         Equity         Non-US          Bond        Securities
                                   -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000     358,236         83,187        162,115        251,998         20,919
   Units Issued                        112,117         16,870         67,609         81,682          9,251
   Units Redeemed                      (28,298)        (3,760)       (11,890)       (25,039)        (2,119)
                                   -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001     442,055         96,297        217,834        308,641         28,051
                                   ===========    ===========    ===========    ===========    ===========
   Units Issued                         48,527          7,258         22,198         29,787          5,192
   Units Redeemed                      (70,102)       (13,005)       (36,951)       (65,413)        (8,522)
                                   -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002     420,480         90,550        203,081        273,015         24,721
                                   ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000       8,001          1,503          4,577          7,806          1,298
   Units Issued                            623             95            314            898            107
   Units Redeemed                       (1,670)          (311)          (899)        (1,598)          (308)
                                   -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001       6,954          1,287          3,992          7,106          1,097
                                   ===========    ===========    ===========    ===========    ===========
   Units Issued                              -              -              -              -              -
   Units Redeemed                       (1,699)          (321)          (966)        (1,644)          (277)
                                   -----------    -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002       5,255            966          3,026          5,462            820
                                   ===========    ===========    ===========    ===========    ===========

                                              AIM
                                   ------------------------
                                      V.I.            V.I.
                                     Premier        Premier
                                     Equity         Equity B
                                   -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000     419,511              -
   Units Issued                        162,797              -
   Units Redeemed                      (40,646)             -
                                   -----------    -----------
 Unit Balance at December 31, 2001     541,662              -
                                   ===========    ===========
   Units Issued                         90,028         40,993
   Units Redeemed                     (160,385)       (10,389)
                                   -----------    -----------
 Unit Balance at December 31, 2002     471,305         30,604
                                   ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000         110              -
   Units Issued                              -              -
   Units Redeemed                          (24)             -
                                   -----------    -----------
 Unit Balance at December 31, 2001          86              -
                                   ===========    ===========
   Units Issued                          1,284              -
   Units Redeemed                         (311)             -
                                   -----------    -----------
 Unit Balance at December 31, 2002       1,059              -
                                   ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                             AIM                                          Alliance
                                   ------------------------------------------------------  -------------------------------------
                                                                                                                      Alliance
                                       V.I.          V.I.          V.I.          V.I.                                 Bernstein
                                     Capital       Capital     International International   Premier      Premier    Real Estate
                                   Appreciation Appreciation B    Growth       Growth B      Growth       Growth B   Investment
                                   ------------ -------------- ------------- ------------- -----------  -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000     235,269             -         53,028             -      243,239            -       55,762
   Units Issued                        138,672             -         25,265             -       55,136      107,432       28,182
   Units Redeemed                      (24,919)            -         (9,846)            -      (14,438)        (852)      (2,729)
                                   -----------   -----------    -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001     349,022             -         68,447             -      283,937      106,580       81,215
                                   ===========   ===========    ===========   ===========  ===========  ===========  ===========
   Units Issued                         44,128         2,472          7,979         2,254       41,652      282,862       18,437
   Units Redeemed                      (89,343)            -        (26,957)         (519)     (74,052)     (23,767)     (26,936)
                                   -----------   -----------    -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002     303,807         2,472         49,469         1,735      251,537      365,675       72,716
                                   ===========   ===========    ===========   ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -             -              -             -            -            -            -
   Units Issued                            404             -              -             -            -            -            -
   Units Redeemed                            -             -              -             -            -            -            -
                                   -----------   -----------    -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2001         404             -              -             -            -            -            -
                                   ===========   ===========    ===========   ===========  ===========  ===========  ===========
   Units Issued                              -             -              -             -            -            -        1,977
   Units Redeemed                          (84)            -              -             -            -            -         (394)
                                   -----------   -----------    -----------   -----------  -----------  -----------  -----------
 Unit Balance at December 31, 2002         320             -              -             -            -            -        1,583
                                   ===========   ===========    ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002


(6) Changes in Units Outstanding, continued:

                                         Alliance                        Liberty                   Goldman Sachs
                          -------------------------------------        -----------    --------------------------------------
                            Alliance                                     Newport
                           Bernstein      Alliance       Alliance         Tiger          Growth
                          Real Estate     Bernstein      Bernstein        Fund,           and      International    Global
                          Investment B   Small Cap B      Value B        Variable        Income       Equity        Income
                          ------------   -----------    -----------    -----------    -----------  ------------- -----------
Accumulation Units:
  Unit Balance at
   December 31, 2000                -              -              -          7,171         38,472        28,504        4,803
   Units Issued                46,011          2,010             66            840          2,946         5,658        6,569
   Units Redeemed                   -              -              -           (686)        (5,997)         (542)        (840)
                          -----------    -----------    -----------    -----------    -----------   -----------  -----------
  Unit Balance at
   December 31, 2001           46,011          2,010             66          7,325         35,421        33,620       10,532
                          ===========    ===========    ===========    ===========    ===========   ===========  ===========
   Units Issued                90,186         12,042          8,198             35          6,040         4,618        7,031
   Units Redeemed             (14,495)        (3,572)        (2,942)          (472)       (18,334)      (13,527)     (17,563)
                          -----------    -----------    -----------    -----------    -----------   -----------  -----------
  Unit Balance at
   December 31, 2002          121,702         10,480          5,322          6,888         23,127        24,711            -
                          ===========    ===========    ===========    ===========    ===========   ===========  ===========

Annuitization Units:
  Unit Balance at
   December 31, 2000                -              -              -              -              -             -            -
   Units Issued                     -              -              -              -              -             -            -
   Units Redeemed                   -              -              -              -              -             -            -
                          -----------    -----------    -----------    -----------    -----------   -----------  -----------
  Unit Balance at
   December 31, 2001                -              -              -              -              -             -            -
                          ===========    ===========    ===========    ===========    ===========   ===========  ===========
   Units Issued                     -              -              -              -              -             -            -
   Units Redeemed                   -              -              -              -              -             -            -
                          -----------    -----------    -----------    -----------    -----------   -----------  -----------
  Unit Balance at
   December 31, 2002                -              -              -              -              -             -            -
                          ===========    ===========    ===========    ===========    ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                   Goldman Sachs                     Scudder II                               MFS
                                   ------------- -------------------------------------------------  -----------------------
                                                   Dreman                  SVS Dreman
                                                    High        Small        Small
                                     Internet      Return        Cap          Cap       Government
                                    Tollkeeper     Equity       Growth       Value      Securities     Bond       Research
                                   ------------- ----------- -----------  -----------  -----------  ----------- -----------
Accumulation Units:
 Unit Balance at December 31, 2000       12,534           10      16,931       35,016       23,467           10      91,630
   Units Issued                          16,315            -       4,579        3,573       60,590            -      16,068
   Units Redeemed                        (6,980)           -        (734)      (4,940)      (4,978)           -     (13,962)
                                    -----------  ----------- -----------  -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2001       21,869           10      20,776       33,649       79,079           10      93,736
                                    ===========  =========== ===========  ===========  ===========  =========== ===========
   Units Issued                             493            -       7,713       18,694       11,801            -       7,726
   Units Redeemed                       (22,362)           -      (3,325)     (12,449)     (28,275)           -     (26,076)
                                    -----------  ----------- -----------  -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2002            -           10      25,164       39,894       62,605           10      75,386
                                    ===========  =========== ===========  ===========  ===========  =========== ===========

Annuitization Units:
 Unit Balance at December 31, 2000            -            -           -            -            -            -           -
   Units Issued                               -            -           -            -            -            -           -
   Units Redeemed                             -            -           -            -            -            -           -
                                    -----------  ----------- -----------  -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2001            -            -           -            -            -            -           -
                                    ===========  =========== ===========  ===========  ===========  =========== ===========
   Units Issued                               -            -           -            -       12,763            -           -
   Units Redeemed                             -            -           -            -       (2,311)           -           -
                                    -----------  ----------- -----------  -----------  -----------  ----------- -----------
 Unit Balance at December 31, 2002            -            -           -            -       10,452            -           -
                                    ===========  =========== ===========  ===========  ===========  =========== ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                              MFS
                                   ---------------------------------------------------------------------------------------
                                                                                  Emerging
                                                    Emerging      Emerging        Markets        High           High
                                    Research B       Growth       Growth B         Equity       Income        Income B
                                   -----------    -----------    -----------    -----------  -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -         93,844              -          3,574       29,111              -
   Units Issued                          1,559         12,622            356              -       13,926         26,118
   Units Redeemed                            -        (17,919)             -         (3,574)      (7,163)           (32)
                                   -----------    -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2001       1,559         88,547            356              -       35,874         26,086
                                   ===========    ===========    ===========    ===========  ===========    ===========
   Units Issued                          3,534          3,932            384              -       14,200        111,274
   Units Redeemed                         (951)       (24,950)             -              -       (7,859)       (13,392)
                                   -----------    -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002       4,142         67,529            740              -       42,215        123,968
                                   ===========    ===========    ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -              -              -            -              -
   Units Issued                              -              -              -              -            -              -
   Units Redeemed                            -              -              -              -            -              -
                                   -----------    -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2001           -              -              -              -            -              -
                                   ===========    ===========    ===========    ===========  ===========    ===========
   Units Issued                              -              -              -              -            -              -
   Units Redeemed                            -              -              -              -            -              -
                                   -----------    -----------    -----------    -----------  -----------    -----------
 Unit Balance at December 31, 2002           -              -              -              -            -              -
                                   ===========    ===========    ===========    ===========  ===========    ===========



                                    Strategic
                                     Income
                                   -----------
Accumulation Units:
 Unit Balance at December 31, 2000       1,396
   Units Issued                            881
   Units Redeemed                         (899)
                                   -----------
 Unit Balance at December 31, 2001       1,378
                                   ===========
   Units Issued                         11,737
   Units Redeemed                       (6,141)
                                   -----------
 Unit Balance at December 31, 2002       6,974
                                   ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2001           -
                                   ===========
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                 MFS
                                   ---------------------------------------------------------------


                                    Strategic      Investors    Investors         New            New
                                    Income B         Trust       Trust B       Discovery     Discovery B
                                   -----------    -----------  -----------    -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -        149,611            -            885              -
   Units Issued                             36         34,468       74,472         45,265         86,542
   Units Redeemed                            -        (11,341)        (617)          (654)             -
                                   -----------    -----------  -----------    -----------    -----------
 Unit Balance at December 31, 2001          36        172,738       73,855         45,496         86,542
                                   ===========    ===========  ===========    ===========    ===========
   Units Issued                          8,850         30,568      117,883         23,590        241,852
   Units Redeemed                       (2,153)       (34,376)     (18,478)        (8,627)       (23,112)
                                   -----------    -----------  -----------    -----------    -----------
 Unit Balance at December 31, 2002       6,733        168,930      173,260         60,459        305,282
                                   ===========    ===========  ===========    ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -            -              -              -
   Units Issued                              -              -            -              -              -
   Units Redeemed                            -              -            -              -              -
                                   -----------    -----------  -----------    -----------    -----------
 Unit Balance at December 31, 2001           -              -            -              -              -
                                   ===========    ===========  ===========    ===========    ===========
   Units Issued                              -              -            -              -              -
   Units Redeemed                            -              -            -              -              -
                                   -----------    -----------  -----------    -----------    -----------
 Unit Balance at December 31, 2002           -              -            -              -              -
                                   ===========    ===========  ===========    ===========    ===========

                                      New England Zenith
                                   ------------------------
                                                    Harris
                                      Davis         Oakmark
                                     Venture        Focused
                                     Value E        Value B
                                   -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -              -
   Units Issued                         16,899          9,916
   Units Redeemed                            -              -
                                   -----------    -----------
 Unit Balance at December 31, 2001      16,899          9,916
                                   ===========    ===========
   Units Issued                        422,322        265,228
   Units Redeemed                      (42,826)       (33,681)
                                   -----------    -----------
 Unit Balance at December 31, 2002     396,395        241,463
                                   ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -
   Units Issued                              -              -
   Units Redeemed                            -              -
                                   -----------    -----------
 Unit Balance at December 31, 2001           -              -
                                   ===========    ===========
   Units Issued                              -              -
   Units Redeemed                            -              -
                                   -----------    -----------
 Unit Balance at December 31, 2002           -              -
                                   ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                   New England Zenith                                     Oppenheimer
                                   --------------------------------------------------        -----------------------------
                                                      MFS          MFS          Capital                     Main Street
                                                   Investors      Total        Guardian                       Growth
                                     Jennison        Trust        Return       US Equity       Capital           &
                                     Growth B      Series B      Series B      Series B      Appreciation     Income
                                   -----------    -----------  -----------    -----------    ------------   -----------
Accumulation Units:
 Unit Balance at December 31, 2000           -              -            -              -         30,729         54,516
   Units Issued                              -              -            -              -          1,440          3,055
   Units Redeemed                            -              -            -              -           (924)        (5,902)
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -              -            -              -         31,245         51,669
                                   ===========    ===========  ===========    ===========    ===========    ===========
   Units Issued                        218,203        119,497       57,467         48,326            668            717
   Units Redeemed                      (13,204)        (3,984)      (2,768)          (664)        (3,397)        (7,936)
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002     204,999        115,513       54,699         47,662         28,516         44,450
                                   ===========    ===========  ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -            -              -              -              -
   Units Issued                              -              -            -              -              -              -
   Units Redeemed                            -              -            -              -              -              -
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -              -            -              -              -              -
                                   ===========    ===========  ===========    ===========    ===========    ===========
   Units Issued                              -              -            -              -              -              -
   Units Redeemed                            -              -            -              -              -              -
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002           -              -            -              -              -              -
                                   ===========    ===========  ===========    ===========    ===========    ===========




                                       High
                                      Income
                                   -----------
Accumulation Units:
 Unit Balance at December 31, 2000      32,733
   Units Issued                          2,670
   Units Redeemed                       (7,257)
                                   -----------
 Unit Balance at December 31, 2001      28,146
                                   ===========
   Units Issued                            277
   Units Redeemed                       (5,795)
                                   -----------
 Unit Balance at December 31, 2002      22,628
                                   ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2001           -
                                   ===========
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                          Oppenheimer                                       Putnam
                                   ------------------------    ---------------------------------------------------------------
                                                                  Growth       Growth
                                                   Strategic        &            &           New            New
                                       Bond          Bond         Income      Income B      Value         Value B       Vista
                                   -----------    -----------  -----------  -----------  -----------    -----------  -----------
Accumulation Units:
 Unit Balance at December 31, 2000      81,606         11,203      169,137            -        5,920              -       46,645
   Units Issued                         16,054          2,147       30,069        2,494        4,150            386       17,837
   Units Redeemed                      (13,559)        (5,208)     (11,492)           -         (416)             -       (3,223)
                                   -----------    -----------  -----------  -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2001      84,101          8,142      187,714        2,494        9,654            386       61,259
                                   ===========    ===========  ===========  ===========  ===========    ===========  ===========
   Units Issued                         23,020          3,429        7,626       37,792          323          3,069        4,905
   Units Redeemed                      (18,741)        (1,769)     (43,597)      (3,021)      (2,457)        (1,264)     (13,725)
                                   -----------    -----------  -----------  -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2002      88,380          9,802      151,743       37,265        7,520          2,191       52,439
                                   ===========    ===========  ===========  ===========  ===========    ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -            -            -            -              -            -
   Units Issued                              -              -            -            -            -              -            -
   Units Redeemed                            -              -            -            -            -              -            -
                                   -----------    -----------  -----------  -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2001           -              -            -            -            -              -            -
                                   ===========    ===========  ===========  ===========  ===========    ===========  ===========
   Units Issued                              -              -            -            -            -              -            -
   Units Redeemed                            -              -            -            -            -              -            -
                                   -----------    -----------  -----------  -----------  -----------    -----------  -----------
 Unit Balance at December 31, 2002           -              -            -            -            -              -            -
                                   ===========    ===========  ===========  ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                                  Putnam                                        Templeton
                                   -------------------------------------------------------------------  ------------------------
                                                                                                         Templeton    Templeton
                                                                            International International    Global       Global
                                                International International      New           New         Income       Income
                                     Vista B       Growth       Growth B    Opportunities     Opp B      Securities  Securities B
                                   -----------  ------------- ------------- ------------- ------------- -----------  ------------
Accumulation Units:
 Unit Balance at December 31, 2000           -       123,371             -        22,503             -        3,008            -
   Units Issued                            660        24,909        69,030         3,708           871        3,088        1,968
   Units Redeemed                            -       (10,569)          (64)       (3,305)            -       (1,798)           -
                                   -----------   -----------   -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2001         660       137,711        68,966        22,906           871        4,298        1,968
                                   ===========   ===========   ===========   ===========   ===========  ===========  ===========
   Units Issued                          3,261        15,458       154,844           365         1,394          398          205
   Units Redeemed                         (676)      (35,003)      (11,909)       (3,166)           (3)        (259)        (775)
                                   -----------   -----------   -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2002       3,245       118,166       211,901        20,105         2,262        4,437        1,398
                                   ===========   ===========   ===========   ===========   ===========  ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -             -             -             -             -            -            -
   Units Issued                              -             -             -             -             -            -            -
   Units Redeemed                            -             -             -             -             -            -            -
                                   -----------   -----------   -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2001           -             -             -             -             -            -            -
                                   ===========   ===========   ===========   ===========   ===========  ===========  ===========
   Units Issued                              -             -             -             -             -            -            -
   Units Redeemed                            -             -             -             -             -            -            -
                                   -----------   -----------   -----------   -----------   -----------  -----------  -----------
 Unit Balance at December 31, 2002           -             -             -             -             -            -            -
                                   ===========   ===========   ===========   ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                           Templeton
                                   ---------------------------------------------------------------------------------------

                                     Franklin       Franklin    Templeton      Templeton      Templeton      Templeton
                                      Small          Small        Growth         Growth        Foreign        Foreign
                                       Cap           Cap B      Securities    Securities B    Securities    Securities B
                                   -----------    -----------  -----------    ------------   -----------    ------------
Accumulation Units:
 Unit Balance at December 31, 2000      57,786              -       23,699              -         83,800              -
   Units Issued                         13,846         10,247        4,343          3,867         17,760         17,037
   Units Redeemed                      (14,830)             -       (4,812)             -         (8,213)           (65)
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001      56,802         10,247       23,230          3,867         93,347         16,972
                                   ===========    ===========  ===========    ===========    ===========    ===========
   Units Issued                          7,677         13,326        6,523          7,221         27,371         31,067
   Units Redeemed                      (13,947)          (461)      (6,940)          (312)       (32,218)        (6,032)
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002      50,532         23,112       22,813         10,776         88,500         42,007
                                   ===========    ===========  ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -            -              -              -              -
   Units Issued                              -              -            -              -              -              -
   Units Redeemed                            -              -            -              -              -              -
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -              -            -              -              -              -
                                   ===========    ===========  ===========    ===========    ===========    ===========
   Units Issued                              -              -          469              -              -              -
   Units Redeemed                            -              -          (81)             -              -              -
                                   -----------    -----------  -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002           -              -          388              -              -              -
                                   ===========    ===========  ===========    ===========    ===========    ===========


                                    Templeton
                                    Developing
                                     Markets
                                    Securities
                                   -----------
Accumulation Units:
 Unit Balance at December 31, 2000      43,226
   Units Issued                         17,387
   Units Redeemed                       (4,876)
                                   -----------
 Unit Balance at December 31, 2001      55,737
                                   ===========
   Units Issued                          9,155
   Units Redeemed                      (16,613)
                                   -----------
 Unit Balance at December 31, 2002      48,279
                                   ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2001           -
                                   ===========
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                              Templeton
                                   ---------------------------------------------------------------
                                    Templeton      Templeton      Templeton       Franklin     Franklin
                                    Developing       Mutual         Mutual       Large Cap    Large Cap
                                     Markets         Shares         Shares         Growth       Growth
                                   Securities B    Securities    Securities B    Securities  Securities B
                                   ------------   -----------    ------------   -----------  ------------
Accumulation Units:
 Unit Balance at December 31, 2000           -         33,778              -         61,442            -
   Units Issued                         55,946         26,081         45,708         29,479        4,517
   Units Redeemed                            -         (1,440)             -        (19,295)           -
                                   -----------    -----------    -----------    -----------  -----------
 Unit Balance at December 31, 2001      55,946         58,419         45,708         71,626        4,517
                                   ===========    ===========    ===========    ===========  ===========
   Units Issued                         82,004         15,868         67,480         18,192       17,251
   Units Redeemed                      (15,725)       (43,837)       (13,866)       (27,715)      (2,338)
                                   -----------    -----------    -----------    -----------  -----------
 Unit Balance at December 31, 2002     122,225         30,450         99,322         62,103       19,430
                                   ===========    ===========    ===========    ===========  ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -              -              -            -
   Units Issued                              -              -              -            562            -
   Units Redeemed                            -              -              -            (99)           -
                                   -----------    -----------    -----------    -----------  -----------
 Unit Balance at December 31, 2001           -              -              -            463            -
                                   ===========    ===========    ===========    ===========  ===========
   Units Issued                              -              -              -              -            -
   Units Redeemed                            -              -              -           (463)           -
                                   -----------    -----------    -----------    -----------  -----------
 Unit Balance at December 31, 2002           -              -              -              -            -
                                   ===========    ===========    ===========    ===========  ===========

                                           Fidelity
                                   ------------------------


                                       VIP            VIP
                                      Growth        Growth B
                                   -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000       7,715              -
   Units Issued                            891          6,938
   Units Redeemed                         (844)             -
                                   -----------    -----------
 Unit Balance at December 31, 2001       7,762          6,938
                                   ===========    ===========
   Units Issued                            653         14,345
   Units Redeemed                         (152)        (1,404)
                                   -----------    -----------
 Unit Balance at December 31, 2002       8,263         19,879
                                   ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -              -
   Units Issued                              -              -
   Units Redeemed                            -              -
                                   -----------    -----------
 Unit Balance at December 31, 2001           -              -
                                   ===========    ===========
   Units Issued                              -              -
   Units Redeemed                            -              -
                                   -----------    -----------
 Unit Balance at December 31, 2002           -              -
                                   ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                      Fidelity
                                   -----------------------------------------------------------------------------

                                                     VIP III       VIP III          VIP            VIP
                                      VIP II         Growth        Growth &       Equity-        Equity-          High
                                    Contrafund    Opportunities     Income        Income         Income B       Income B
                                   -----------    -------------  -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at December 31, 2000       1,313           1,949         7,498          3,607              -              -
   Units Issued                          1,908              40           417             12          3,642             40
   Units Redeemed                         (218)            (85)       (2,670)        (2,944)             -              -
                                   -----------     -----------   -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001       3,003           1,904         5,245            675          3,642             40
                                   ===========     ===========   ===========    ===========    ===========    ===========
   Units Issued                            348              59           456             33         10,342          1,686
   Units Redeemed                          (79)           (137)         (180)           (22)          (182)          (179)
                                   -----------     -----------   -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002       3,272           1,826         5,521            686         13,802          1,547
                                   ===========     ===========   ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -               -             -              -              -              -
   Units Issued                              -               -             -              -              -              -
   Units Redeemed                            -               -             -              -              -              -
                                   -----------     -----------   -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2001           -               -             -              -              -              -
                                   ===========     ===========   ===========    ===========    ===========    ===========
   Units Issued                              -               -             -              -              -              -
   Units Redeemed                            -               -             -              -              -              -
                                   -----------     -----------   -----------    -----------    -----------    -----------
 Unit Balance at December 31, 2002           -               -             -              -              -              -
                                   ===========     ===========   ===========    ===========    ===========    ===========

                                     American
                                   -----------
                                        VP
                                      Income
                                        &
                                      Growth
                                   -----------
Accumulation Units:
 Unit Balance at December 31, 2000      42,799
   Units Issued                        204,816
   Units Redeemed                       (4,990)
                                   -----------
 Unit Balance at December 31, 2001     242,625
                                   ===========
   Units Issued                        383,784
   Units Redeemed                      (59,744)
                                   -----------
 Unit Balance at December 31, 2002     566,665
                                   ===========

Annuitization Units:
 Unit Balance at December 31, 2000           -
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2001           -
                                   ===========
   Units Issued                              -
   Units Redeemed                            -
                                   -----------
 Unit Balance at December 31, 2002           -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(6) Changes in Units Outstanding, continued:

                               American Century                                     Dreyfus
                          -------------------------     ---------------------------------------------------------------
                               VP            VP            Stock          Stock       Disciplined    Disciplined      Capital
                          International     Value          Index         Index B         Stock         Stock B      Appreciation
                          -------------  -----------    -----------    -----------    -----------    -----------    ------------
Accumulation Units:
  Unit Balance at
   December 31, 2000             7,256        20,458         21,547              -          4,460              -         27,606
   Units Issued                  1,476        80,355          7,204            358          3,616          5,505         15,935
   Units Redeemed               (2,170)       (1,127)       (12,962)             -           (520)             -         (1,865)
                           -----------   -----------    -----------    -----------    -----------    -----------    -----------
  Unit Balance at
   December 31, 2001             6,562        99,686         15,789            358          7,556          5,505         41,676
                           ===========   ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                  8,181        69,377              1         63,674            161              -          9,279
   Units Redeemed               (1,236)      (37,830)        (3,879)        (4,927)        (4,350)          (161)       (28,984)
                           -----------   -----------    -----------    -----------    -----------    -----------    -----------
  Unit Balance at
   December 31, 2002            13,507       131,233         11,911         59,105          3,367          5,344         21,971
                           ===========   ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
  Unit Balance at
   December 31, 2000                 -             -              -              -              -              -              -
   Units Issued                      -             -              -              -              -              -              -
   Units Redeemed                    -             -              -              -              -              -              -
                           -----------   -----------    -----------    -----------    -----------    -----------    -----------
  Unit Balance at
   December 31, 2001                 -             -              -              -              -              -              -
                           ===========   ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                      -             -              -              -              -              -              -
   Units Redeemed                    -             -              -              -              -              -              -
                           -----------   -----------    -----------    -----------    -----------    -----------    -----------
  Unit Balance at
   December 31, 2002                 -             -              -              -              -              -              -
                           ===========   ===========    ===========    ===========    ===========    ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                             Dreyfus              Invesco                                 PIMCO
                          -------------- ------------------------  --------------------------------------------------
                                                                                              StocksPLUS
                             Capital                     High         High          Low        Growth &      Total
                          Appreciation B   Dynamics      Yield        Yield       Duration      Income       Return
                          -------------- -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
  Unit Balance at
   December 31, 2000                 -        27,344        8,718          116          108           10       12,364
   Units Issued                 66,744       104,498       21,262        1,550       14,113        4,285      121,076
   Units Redeemed                 (642)       (1,898)      (1,610)           -            -            -         (910)
                           -----------   -----------  -----------  -----------  -----------  -----------  -----------
  Unit Balance at
   December 31, 2001            66,102       129,944       28,370        1,666       14,221        4,295      132,530
                           ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                112,174       211,110        6,061        7,631       21,243       12,774      154,907
   Units Redeemed              (13,636)      (36,587)      (6,345)        (205)      (6,649)      (4,708)     (32,323)
                           -----------   -----------  -----------  -----------  -----------  -----------  -----------
   Unit Balance at
     December 31, 2002         164,640       304,467       28,086        9,092       28,815       12,361      255,114
                           ===========   ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
  Unit Balance at
   December 31, 2000                 -             -            -            -            -            -            -
   Units Issued                      -             -            -            -            -            -            -
   Units Redeemed                    -             -            -            -            -            -            -
                           -----------   -----------  -----------  -----------  -----------  -----------  -----------
  Unit Balance at
   December 31, 2001                 -             -            -            -            -            -            -
                           ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                      -             -            -            -            -            -            -
   Units Redeemed                    -             -            -            -            -            -            -
                           -----------   -----------  -----------  -----------  -----------  -----------  -----------
  Unit Balance at
   December 31, 2002                 -             -            -            -            -            -            -
                           ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
Year ended December 31, 2002

(6) Changes in Units Outstanding, continued:

                                                     Scudder I
                                           ----------------------------
                                           International International B
                                           ------------- ---------------
        Accumulation Units:
         Unit Balance at December 31, 2000       16,238              -
           Units Issued                          10,801         43,958
           Units Redeemed                        (2,159)          (400)
                                            -----------    -----------
         Unit Balance at December 31, 2001       24,880         43,558
                                            ===========    ===========
           Units Issued                           8,473         75,227
           Units Redeemed                       (17,311)        (8,150)
                                            -----------    -----------
         Unit Balance at December 31, 2002       16,042        110,635
                                            ===========    ===========

        Annuitization Units:
         Unit Balance at December 31, 2000            -              -
           Units Issued                               -              -
           Units Redeemed                             -              -
                                            -----------    -----------
         Unit Balance at December 31, 2001            -              -
                                            ===========    ===========
           Units Issued                               -              -
           Units Redeemed                             -              -
                                            -----------    -----------
         Unit Balance at December 31, 2002            -              -
                                            ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the years ended December 31, 2002 and December 31, 2001 follows:

                                                                              Realized Gain (Loss)
                                                                 ----------------------------------------------
                                                                      Aggregate      Aggregate Cost
                                                         Year or Proceeds from Sales of Fund Shares  Realized
                                                         Period    of Fund Shares       Redeemed    Gain (Loss)
                                                         ------- ------------------- -------------- -----------

Met Investors Lord Abbett Growth and Income Portfolio     2002       $7,564,484       $ 7,647,649   $   (83,165)
                                                          2001        5,020,278         4,558,079       462,199

Met Investors Lord Abbett Growth and Income Portfolio B   2002          464,663           572,793      (108,130)
                                                          2001           70,043            72,806        (2,763)

Met Investors Lord Abbett Bond Debenture Portfolio        2002        2,787,077         3,231,452      (444,375)
                                                          2001        1,231,528         1,305,058       (73,530)

\Met Investors Lord Abbett Bond Debenture Portfolio B     2002          780,842           830,258       (49,416)
                                                          2001           73,858            76,884        (3,026)

Met Investors Lord Abbett Developing Growth Portfolio     2002          491,483           669,134      (177,651)
                                                          2001          233,323           270,112       (36,789)

Met Investors Lord Abbett Developing Growth Portfolio B   2002           58,019            71,980       (13,961)
                                                          2001            4,890             5,050          (160)

Met Investors Lord Abbett Growth Opportunity Portfolio    2002           36,676            38,199        (1,523)
                                                          2001            5,258             6,826        (1,568)

Met Investors Lord Abbett Growth Opportunity Portfolio B  2002           63,670            76,820       (13,150)
                                                          2001           23,958            25,320        (1,362)

Met Investors Lord Abbett Mid-Cap Value Portfolio         2002          840,724           739,250       101,474
                                                          2001          629,744           537,147        92,597

Met Investors Lord Abbett Mid-Cap Value Portfolio B       2002          143,866           157,112       (13,246)
                                                          2001           65,611            68,629        (3,018)

Met Investors JP Morgan Enhanced Index Portfolio          2002        5,615,715         7,351,958    (1,736,243)
                                                          2001        3,605,828         3,883,961      (278,133)

Met Investors JP Morgan Enhanced Index Portfolio B        2002           18,610            23,235        (4,625)
                                                          2001           16,511            17,611        (1,100)

Met Investors JP Morgan International Equity Portfolio    2002        2,250,575         3,336,363    (1,085,788)
                                                          2001        1,700,480         2,140,718      (440,238)

Met Investors JP Morgan International Equity Portfolio B  2002              410               450           (40)
                                                          2001            2,713             2,858          (145)

Met Investors JP Morgan Quality Bond Portfolio            2002        2,591,919         2,393,245       198,674
                                                          2001        1,111,304         1,048,645        62,659

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                Realized Gain (Loss)
                                                                   ----------------------------------------------
                                                                        Aggregate      Aggregate Cost
                                                           Year or Proceeds from Sales of Fund Shares  Realized
                                                           Period    of Fund Shares       Redeemed    Gain (Loss)
                                                           ------- ------------------- -------------- -----------

Met Investors JP Morgan Quality Bond Portfolio B            2002       $  126,628       $   122,788   $     3,840
                                                            2001           56,075            56,091           (16)

Met Investors JP Morgan Select Equity Portfolio             2002        3,347,929         4,498,562    (1,150,633)
                                                            2001        2,995,527         3,238,281      (242,754)

Met Investors JP Morgan Select Equity Portfolio B           2002           37,735            46,902        (9,167)
                                                            2001           16,891            18,386        (1,495)

Met Investors JP Morgan Small Cap Stock Portfolio           2002        1,638,416         2,002,397      (363,981)
                                                            2001        1,441,081         1,513,233       (72,152)

Met Investors JP Morgan Small Cap Stock Portfolio B         2002           16,687            18,178        (1,491)
                                                            2001              614               665           (51)

Met Investors Met Putnam Research Portfolio B               2002          182,640           200,868       (18,228)
                                                            2001           12,813            12,329           484

Met Investors Oppenheimer Capital Appreciation Portfolio B  2002          371,329           425,352       (54,023)
                                                            2001            4,315             4,171           144

Met Investors PIMCO Money Market Portfolio B                2002        2,742,315         2,742,315             -
                                                            2001          902,051           902,035            16

Met Investors Janus Aggressive Growth Portfolio B           2002          116,337           132,963       (16,626)
                                                            2001              146               144             2

Met Investors PIMCO Total Return Bond Portfolio B           2002        5,289,609         5,216,638        72,971
                                                            2001                2                 2             -

Met Investors PIMCO Innovation Portfolio B                  2002           75,504            89,015       (13,511)
                                                            2001            6,604             5,411         1,193

Met Investors MFS Mid Cap Growth Portfolio B                2002           99,595           122,504       (22,909)
                                                            2001            7,980             7,655           325

Met Investors MFS Research International Portfolio B        2002          115,898           126,726       (10,828)
                                                            2001           10,179            10,122            57

Met Investors MIST AIM Small Cap Growth Portfolio B         2002           44,281            50,234        (5,953)
                                                            2001            6,266             6,019           247

Met Investors MIST AIM Mid Cap Core Equity Portfolio B      2002           36,178            40,682        (4,504)
                                                            2001                -                 -             -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                   Realized Gain (Loss)
                                                                      ----------------------------------------------
                                                                           Aggregate      Aggregate Cost
                                                              Year or Proceeds from Sales of Fund Shares  Realized
                                                              Period    of Fund Shares       Redeemed    Gain (Loss)
                                                              ------- ------------------- -------------- -----------

Met Investors MIST SSR Concentrated International Portfolio B  2002       $  240,031       $   250,568   $   (10,537)
                                                               2001            9,420             8,981           439

Met Investors MIST Third Avenue Small Cap Value B              2002          330,077           359,043       (28,966)
                                                               2001                -                 -             -

MetLife Stock Index Portfolio B                                2002        4,434,070         4,672,993      (238,923)
                                                               2001                -                 -             -

GACC Money Market Fund                                         2002        3,657,673         3,622,492        35,181
                                                               2001        2,048,384         2,027,869        20,515

Russell Multi-Style Equity Fund                                2002          667,679           933,719      (266,040)
                                                               2001          394,263           481,473       (87,210)

Russell Aggressive Equity Fund                                 2002          124,623           141,314       (16,691)
                                                               2001           53,181            59,288        (6,107)

Russell Non-US Fund                                            2002          336,015           453,228      (117,213)
                                                               2001          118,552           143,794       (25,242)

Russell Core Bond Fund                                         2002          845,159           833,490        11,669
                                                               2001          424,362           419,070         5,292

Russell Real Estate Securities Fund                            2002          113,683           106,798         6,885
                                                               2001           44,127            39,492         4,635

AIM V.I. Premier Equity Fund                                   2002        1,288,806         2,013,778      (724,972)
                                                               2001          654,038           827,761      (173,723)

AIM V.I. Premier Equity Fund B                                 2002           54,320            54,601          (281)
                                                               2001                -                 -             -

AIM V.I. Capital Appreciation Fund                             2002          742,141         1,232,193      (490,052)
                                                               2001          289,052           412,720      (123,668)

AIM V.I. Capital Appreciation Fund B                           2002               52                53            (1)
                                                               2001                -                 -             -

AIM V.I. International Growth Fund                             2002          223,095           335,561      (112,466)
                                                               2001          142,853           192,645       (49,792)

AIM V.I. International Growth Fund B                           2002            4,010             4,151          (141)
                                                               2001                -                 -             -

Alliance Premier Growth Portfolio                              2002          676,963         1,106,316      (429,353)
                                                               2001          555,249           716,795      (161,546)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Realized Gain (Loss)
                                                             ----------------------------------------------
                                                                  Aggregate      Aggregate Cost
                                                     Year or Proceeds from Sales of Fund Shares  Realized
                                                     Period    of Fund Shares       Redeemed    Gain (Loss)
                                                     ------- ------------------- -------------- -----------

Alliance Premier Growth Portfolio B                   2002       $  153,836       $   187,102   $   (33,266)
                                                      2001            6,070             6,082           (12)

AllianceBernstein Real Estate Investment Portfolio    2002          269,598           245,483        24,115
                                                      2001           73,894            69,944         3,950

AllianceBernstein Real Estate Investment Portfolio B  2002           91,096            91,509          (413)
                                                      2001            4,194             4,156            38

AllianceBernstein Small Cap Portfolio B               2002           35,524            40,599        (5,075)
                                                      2001                -                 -             -

AllianceBernstein Value Portfolio B                   2002           23,814            27,125        (3,311)
                                                      2001                -                 -             -

Liberty Newport Tiger Fund, Variable                  2002            5,546             7,050        (1,504)
                                                      2001            8,868            11,041        (2,173)

Goldman Sachs Growth and Income Fund                  2002          155,378           181,226       (25,848)
                                                      2001           68,360            79,085       (10,725)

Goldman Sachs International Equity Fund               2002          121,417           174,759       (53,342)
                                                      2001            8,803            11,299        (2,496)

Goldman Sachs Global Income Fund                      2002          189,314           192,708        (3,394)
                                                      2001           35,552            36,008          (456)

Goldman Sachs Internet Tollkeeper Fund                2002           79,101           145,805       (66,704)
                                                      2001           36,594            56,836       (20,242)

Scudder II Dreman High Return Equity Portfolio        2002                1                 1             -
                                                      2001                -                 -             -

Scudder II Small Cap Growth Portfolio                 2002           24,732            47,471       (22,739)
                                                      2001           10,648            18,736        (8,088)

Scudder II SVS Dreman Small Cap Value Portfolio       2002          118,133           108,260         9,873
                                                      2001           67,042            60,349         6,693

Scudder II Government Securities Portfolio            2002          388,765           374,772        13,993
                                                      2001           85,994            82,974         3,020

MFS Bond Series                                       2002                -                 -             -
                                                      2001                1                 1             -

MFS Research Series                                   2002          227,884           378,516      (150,632)
                                                      2001          224,984           293,985       (69,001)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                       Realized Gain (Loss)
                                                          ----------------------------------------------
                                                               Aggregate      Aggregate Cost
                                                  Year or Proceeds from Sales of Fund Shares  Realized
                                                  Period    of Fund Shares       Redeemed    Gain (Loss)
                                                  ------- ------------------- -------------- -----------

MFS Research Series B                              2002       $    6,387       $     8,112   $    (1,725)
                                                   2001            1,622             1,743          (121)

MFS Emerging Growth Series                         2002          237,462           420,032      (182,570)
                                                   2001          348,995           474,007      (125,012)

MFS Emerging Growth Series B                       2002              100               122           (22)
                                                   2001                -                 -             -

MFS High Income Series                             2002           74,683            85,613       (10,930)
                                                   2001          105,378           120,989       (15,611)

MFS High Income Series B                           2002           67,735            69,829        (2,094)
                                                   2001           16,242            16,186            56

MFS Strategic Income Series                        2002           70,052            68,892         1,160
                                                   2001           10,278            10,090           188

MFS Strategic Income Series B                      2002           14,596            14,283           313
                                                   2001                -                 -             -

MFS Investors Trust Series                         2002          285,326           376,516       (91,190)
                                                   2001          246,350           280,204       (33,854)

MFS Investors Trust Series B                       2002          105,759           126,126       (20,367)
                                                   2001           16,815            16,912           (97)

MFS New Discovery Series                           2002           47,624            63,439       (15,815)
                                                   2001           10,758            11,983        (1,225)

MFS New Discovery Series B                         2002           86,694           107,974       (21,280)
                                                   2001            5,581             5,338           243

New England Zenith Davis Venture Value E           2002          235,639           258,133       (22,494)
                                                   2001           12,432            11,975           457

New England Zenith Harris Oakmark Focused Value B  2002          240,064           264,724       (24,660)
                                                   2001              333               322            11

New England Zenith Jennison Growth B               2002           78,792            83,338        (4,546)
                                                   2001                -                 -             -

New England Zenith MFS Investors Trust B           2002           17,636            18,562          (926)
                                                   2001                -                 -             -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                     Realized Gain (Loss)
                                                        ----------------------------------------------
                                                             Aggregate      Aggregate Cost
                                                Year or Proceeds from Sales of Fund Shares  Realized
                                                Period    of Fund Shares       Redeemed    Gain (Loss)
                                                ------- ------------------- -------------- -----------

New England Zenith MFS Total Return B            2002       $   24,075       $    24,125   $       (50)
                                                 2001                -                 -             -

New England Zenith Capital Guardian US Equity B  2002            3,643             4,013          (370)
                                                 2001                -                 -             -

Oppenheimer Capital Appreciation Fund            2002           44,981            63,893       (18,912)
                                                 2001           24,410            28,544        (4,134)

Oppenheimer Main Street Growth & Income Fund     2002           79,796            99,694       (19,898)
                                                 2001           70,776            84,582       (13,806)

Oppenheimer High Income Fund                     2002           58,329            75,325       (16,996)
                                                 2001           78,201            91,551       (13,350)

Oppenheimer Bond Fund                            2002          189,482           196,165        (6,683)
                                                 2001          265,577           268,759        (3,182)

Oppenheimer Strategic Bond Fund                  2002           19,712            20,836        (1,124)
                                                 2001           56,257            60,880        (4,623)

Putnam VT Growth and Income Fund                 2002          416,642           540,763      (124,121)
                                                 2001          245,638           274,437       (28,799)

Putnam VT Growth and Income Fund B               2002           29,380            33,697        (4,317)
                                                 2001                -                 -             -

Putnam VT New Value Fund                         2002           25,717            32,251        (6,534)
                                                 2001           12,343            12,310            33

Putnam VT New Value Fund B                       2002           11,992            16,183        (4,191)
                                                 2001                -                 -             -

Putnam VT Vista Fund                             2002          123,960           229,875      (105,915)
                                                 2001          109,496           156,237       (46,741)

Putnam VT Vista Fund B                           2002            5,528             6,646        (1,118)
                                                 2001                -                 -             -

Putnam VT International Growth Fund              2002          390,341           565,303      (174,962)
                                                 2001          268,665           325,738       (57,073)

Putnam VT International Growth Fund B            2002           74,548            83,643        (9,095)
                                                 2001            5,063             5,149           (86)

Putnam VT International New Opportunities Fund   2002           30,888            53,200       (22,312)
                                                 2001           56,143            87,839       (31,696)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                      Realized Gain (Loss)
                                                         ----------------------------------------------
                                                              Aggregate      Aggregate Cost
                                                 Year or Proceeds from Sales of Fund Shares  Realized
                                                 Period    of Fund Shares       Redeemed    Gain (Loss)
                                                 ------- ------------------- -------------- -----------

Putnam VT International New Opportunities Fund B  2002       $       71       $        78   $        (7)
                                                  2001                -                 -             -

Templeton Global Income Securities Fund           2002            3,592             3,232           360
                                                  2001           19,467            19,127           340

Templeton Global Income Securities Fund B         2002            9,044             8,022         1,022
                                                  2001               66                65             1

Franklin Small Cap Fund                           2002          159,908           230,577       (70,669)
                                                  2001          192,781           287,605       (94,824)

Franklin Small Cap Fund B                         2002            3,930             4,839          (909)
                                                  2001              226               232            (6)

Templeton Growth Securities Fund                  2002           88,677           111,101       (22,424)
                                                  2001           73,402            90,369       (16,967)

Templeton Growth Securities Fund B                2002            3,649             4,051          (402)
                                                  2001            1,788             1,814           (26)

Templeton Foreign Securities Fund                 2002          259,965           394,378      (134,413)
                                                  2001          145,676           206,374       (60,698)

Templeton Foreign Securities Fund B               2002           44,908            50,579        (5,671)
                                                  2001            7,631             8,789        (1,158)

Templeton Developing Markets Securities Fund      2002          118,405           141,338       (22,933)
                                                  2001           74,927            91,684       (16,757)

Templeton Developing Markets Securities Fund B    2002           73,828            75,097        (1,269)
                                                  2001            1,779             1,802           (23)

Templeton Mutual Shares Securities Fund           2002          493,685           540,754       (47,069)
                                                  2001           87,720            80,924         6,796

Templeton Mutual Shares Securities Fund B         2002          126,188           142,479       (16,291)
                                                  2001            4,085             4,188          (103)

Franklin Large Cap Growth Securities Fund         2002          316,522           477,269      (160,747)
                                                  2001          239,324           320,367       (81,043)

Franklin Large Cap Growth Securities Fund B       2002           23,528            26,236        (2,708)
                                                  2001           25,778            27,765        (1,987)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                     Realized Gain (Loss)
                                                        ----------------------------------------------
                                                             Aggregate      Aggregate Cost
                                                Year or Proceeds from Sales of Fund Shares  Realized
                                                Period    of Fund Shares       Redeemed    Gain (Loss)
                                                ------- ------------------- -------------- -----------

Fidelity VIP Growth Portfolio                    2002       $    2,276       $     3,924   $    (1,648)
                                                 2001           15,856            18,727        (2,871)

Fidelity VIP Growth Portfolio B                  2002           14,033            17,172        (3,139)
                                                 2001              121               116             5

Fidelity VIP II Contrafund Portfolio             2002            1,464             1,718          (254)
                                                 2001            2,359             2,817          (458)

Fidelity VIP III Growth Opportunities Portfolio  2002            1,098             1,874          (776)
                                                 2001              919             1,351          (432)

Fidelity VIP III Growth & Income Portfolio       2002            2,290             3,191          (901)
                                                 2001           32,481            38,063        (5,582)

Fidelity VIP Equity-Income Portfolio             2002              295               398          (103)
                                                 2001           34,166            37,902        (3,736)

Fidelity VIP Equity-Income Portfolio B           2002            2,865             3,126          (261)
                                                 2001               74                72             2

Fidelity High Income Portfolio B                 2002            1,497             1,601          (104)
                                                 2001                -                 -             -

American Century VP Income & Growth Fund         2002          259,229           319,376       (60,147)
                                                 2001           70,178            76,677        (6,499)

American Century VP International Fund           2002            8,428            12,432        (4,004)
                                                 2001           22,337            32,102        (9,765)

American Century VP Value Fund                   2002          319,745           354,617       (34,872)
                                                 2001           43,716            39,760         3,956

Dreyfus Stock Index Fund                         2002           29,834            37,871        (8,037)
                                                 2001          160,077           178,000       (17,923)

Dreyfus Stock Index Fund B                       2002           33,762            39,795        (6,033)
                                                 2001                -                 -             -

Dreyfus VIF Disciplined Stock Fund               2002           30,607            40,200        (9,593)
                                                 2001            6,247             7,096          (849)

Dreyfus VIF Disciplined Stock Fund B             2002            1,461             1,887          (426)
                                                 2001              257               270           (13)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                  Realized Gain (Loss)
                                                     ----------------------------------------------
                                                          Aggregate      Aggregate Cost
                                             Year or Proceeds from Sales of Fund Shares  Realized
                                             Period    of Fund Shares       Redeemed    Gain (Loss)
                                             ------- ------------------- -------------- -----------

Dreyfus VIF Capital Appreciation Fund         2002       $  212,021       $   277,206   $   (65,185)
                                              2001           45,824            49,650        (3,826)

Dreyfus VIF Capital Appreciation Fund B       2002           93,160           106,799       (13,639)
                                              2001            5,079             5,197          (118)

INVESCO VIF Dynamics Fund                     2002          126,037           179,384       (53,347)
                                              2001           22,386            28,328        (5,942)

INVESCO VIF High Yield Fund                   2002           44,721            57,689       (12,968)
                                              2001           46,499            52,716        (6,217)

PIMCO High Yield Bond Portfolio               2002              314               338           (24)
                                              2001              103               106            (3)

PIMCO Low Duration Bond Portfolio             2002           77,017            75,946         1,071
                                              2001           76,676            76,580            96

PIMCO StocksPLUS Growth & Income Portfolio    2002           33,964            37,584        (3,620)
                                              2001              179               187            (8)

PIMCO Total Return Bond Portfolio             2002          282,441           278,161         4,280
                                              2001          107,702           106,824           878

Scudder I International Portfolio             2002           86,506           157,369       (70,863)
                                              2001           19,243            26,374        (7,131)

Scudder I International B Portfolio           2002           43,800            49,156        (5,356)
                                              2001            1,220             1,291           (71)

Met Investors Lord Abbett Large Cap Research  2002                -                 -             -
                                              2001        2,968,330         2,605,051       363,279

MFS Emerging Markets Equity                   2002                -                 -             -
                                              2001           26,524            26,674          (150)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Unrealized Appreciation (Depreciation)
                                                                     -----------------------------------------------
                                                                      Appreciation     Appreciation
                                                             Year or (Depreciation)   (Depreciation)
                                                             Period  End of Period  Beginning of Period    Change
                                                             ------- -------------- ------------------- ------------

Met Investors Lord Abbett Growth and Income Portfolio         2002    $(6,630,455)      $ 6,050,313     $(12,680,768)
                                                              2001      6,050,313        10,439,228       (4,388,915)

Met Investors Lord Abbett Growth and Income Portfolio B       2002     (3,069,868)          134,186       (3,204,054)
                                                              2001        134,186                 -          134,186

Met Investors Lord Abbett Bond Debenture Portfolio            2002     (1,514,449)         (837,502)        (676,947)
                                                              2001       (837,502)         (365,063)        (472,439)

Met Investors Lord Abbett Bond Debenture Portfolio B          2002        (28,882)            3,840          (32,722)
                                                              2001          3,840                 -            3,840

Met Investors Lord Abbett Developing Growth Portfolio         2002       (690,391)         (240,982)        (449,409)
                                                              2001       (240,982)         (106,495)        (134,487)

Met Investors Lord Abbett Developing Growth Portfolio B       2002        (75,255)           10,405          (85,660)
                                                              2001         10,405                 -           10,405

Met Investors Lord Abbett Growth Opportunity Portfolio        2002        (17,776)            3,111          (20,887)
                                                              2001          3,111                 -            3,111

Met Investors Lord Abbett Growth Opportunity Portfolio B      2002       (153,714)            7,106         (160,820)
                                                              2001          7,106                 -            7,106

Met Investors Lord Abbett Mid-Cap Value Portfolio             2002        133,522           859,699         (726,177)
                                                              2001        859,699         1,018,767         (159,068)

Met Investors Lord Abbett Mid-Cap Value Portfolio B           2002       (381,196)           55,462         (436,658)
                                                              2001         55,462                 -           55,462

Met Investors JP Morgan Enhanced Index Portfolio              2002     (6,830,892)       (2,676,471)      (4,154,421)
                                                              2001     (2,676,471)          877,004       (3,553,475)

Met Investors JP Morgan Enhanced Index Portfolio B            2002        (92,465)           (1,082)         (91,383)
                                                              2001         (1,082)                -           (1,082)

Met Investors JP Morgan International Equity Portfolio        2002     (2,988,768)       (2,970,919)         (17,849)
                                                              2001     (2,970,919)          229,590       (3,200,509)

Met Investors JP Morgan International Equity Portfolio B      2002         (8,803)             (719)          (8,084)
                                                              2001           (719)                -             (719)

Met Investors JP Morgan Quality Bond Portfolio                2002        538,205           438,534           99,671
                                                              2001        438,534           349,219           89,315

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Unrealized Appreciation (Depreciation)
                                                                     -----------------------------------------------
                                                                      Appreciation     Appreciation
                                                             Year or (Depreciation)   (Depreciation)
                                                             Period  End of Period  Beginning of Period    Change
                                                             ------- -------------- ------------------- ------------

Met Investors JP Morgan Quality Bond Portfolio B              2002    $    19,513       $     4,208     $     15,305
                                                              2001          4,208                 -            4,208

Met Investors JP Morgan Select Equity Portfolio               2002     (4,589,889)       (1,585,882)      (3,004,007)
                                                              2001     (1,585,882)          (89,126)      (1,496,756)

Met Investors JP Morgan Select Equity Portfolio B             2002       (144,702)            8,062         (152,764)
                                                              2001          8,062                 -            8,062

Met Investors JP Morgan Small Cap Stock Portfolio             2002     (1,903,817)         (671,799)      (1,232,018)
                                                              2001       (671,799)        1,460,198       (2,131,997)

Met Investors JP Morgan Small Cap Stock Portfolio B           2002        (55,820)            3,452          (59,272)
                                                              2001          3,452                 -            3,452

Met Investors Met Putnam Research Portfolio B                 2002        (72,919)            7,327          (80,246)
                                                              2001          7,327                 -            7,327

Met Investors Oppenheimer Capital Appreciation Portfolio B    2002       (174,278)            3,773         (178,051)
                                                              2001          3,773                 -            3,773

Met Investors PIMCO Money Market Portfolio B                  2002              -                 5               (5)
                                                              2001              5                 -                5

Met Investors Janus Aggressive Growth Portfolio B             2002        (69,874)            1,910          (71,784)
                                                              2001          1,910                 -            1,910

Met Investors PIMCO Total Return Bond Portfolio B             2002        178,589               (89)         178,678
                                                              2001            (89)                -              (89)

Met Investors PIMCO Innovation Portfolio B                    2002        (50,274)           12,028          (62,302)
                                                              2001         12,028                 -           12,028

Met Investors T. Rowe Mid Cap Growth Portfolio B              2002       (173,436)            4,696         (178,132)
                                                              2001          4,696                 -            4,696

Met Investors MFS Research International Portfolio B          2002        (64,197)            1,830          (66,027)
                                                              2001          1,830                 -            1,830

Met Investors MIST AIM Small Cap Growth Portfolio B           2002       (157,976)              904         (158,880)
                                                              2001            904                 -              904

Met Investors MIST AIM Mid Cap Core Equity Portfolio B        2002        (61,341)              (61)         (61,280)
                                                              2001            (61)                -              (61)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Unrealized Appreciation (Depreciation)
                                                                     -----------------------------------------------
                                                                      Appreciation     Appreciation
                                                             Year or (Depreciation)   (Depreciation)
                                                             Period  End of Period  Beginning of Period    Change
                                                             ------- -------------- ------------------- ------------

Met Investors MIST Harris Oakmark International Portfolio B   2002    $   (17,390)      $       666     $    (18,056)
                                                              2001            666                 -              666

Met Investors MIST Third Avenue Small Cap Value Portfolio B   2002          9,563                 -            9,563
                                                              2001              -                 -                -

MetLife Stock Index Portfolio B                               2002        (32,187)           (1,158)         (31,029)
                                                              2001         (1,158)                -           (1,158)

GACC Money Market Fund                                        2002        (17,426)           61,179          (78,605)
                                                              2001         61,179           (32,594)          93,773

Russell Multi-Style Equity Fund                               2002     (2,020,079)       (1,165,156)        (854,923)
                                                              2001     (1,165,156)         (487,662)        (677,494)

Russell Aggressive Equity Fund                                2002       (226,186)          (77,671)        (148,515)
                                                              2001        (77,671)          (70,814)          (6,857)

Russell Non-US Fund                                           2002       (856,302)         (645,716)        (210,586)
                                                              2001       (645,716)         (177,164)        (468,552)

Russell Core Bond Fund                                        2002        101,308            10,220           91,088
                                                              2001         10,220             4,942            5,278

Russell Real Estate Securities Fund                           2002         13,392            30,478          (17,086)
                                                              2001         30,478            31,170             (692)

AIM V.I. Premier Equity Fund                                  2002     (2,764,545)       (1,600,188)      (1,164,357)
                                                              2001     (1,600,188)         (806,785)        (793,403)

AIM V.I. Premier Equity Fund B                                2002         (5,554)                -           (5,554)
                                                              2001              -                 -                -

AIM V.I. Capital Appreciation Fund                            2002     (1,952,965)       (1,568,944)        (384,021)
                                                              2001     (1,568,944)         (459,853)      (1,109,091)

AIM V.I. Capital Appreciation Fund B                          2002           (976)                -             (976)
                                                              2001              -                 -                -

AIM V.I. International Growth Fund                            2002       (231,880)         (255,424)          23,544
                                                              2001       (255,424)         (102,142)        (153,282)

AIM V.I. International Growth Fund B                          2002            (22)                -              (22)
                                                              2001              -                 -                -

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Unrealized Appreciation (Depreciation)
                                                                     -----------------------------------------------
                                                                      Appreciation     Appreciation
                                                             Year or (Depreciation)   (Depreciation)
                                                             Period  End of Period  Beginning of Period    Change
                                                             ------- -------------- ------------------- ------------

Alliance Premier Growth Portfolio                             2002    $(1,744,898)      $(1,091,208)    $   (653,690)
                                                              2001     (1,091,208)         (329,754)        (761,454)

Alliance Premier Growth Portfolio B                           2002       (744,135)           28,927         (773,062)
                                                              2001         28,927                 -           28,927

AllianceBernstein Real Estate Investment Portfolio            2002         60,767            80,986          (20,219)
                                                              2001         80,986            36,471           44,515

AllianceBernstein Real Estate Investment Portfolio B          2002         (7,583)           13,294          (20,877)
                                                              2001         13,294                 -           13,294

AllianceBernstein Small Cap Portfolio B                       2002         (4,774)            1,224           (5,998)
                                                              2001          1,224                 -            1,224

AllianceBernstein Value Portfolio B                           2002           (362)               14             (376)
                                                              2001             14                 -               14

Liberty Newport Tiger Fund, Variable                          2002        (27,205)          (15,789)         (11,416)
                                                              2001        (15,789)              988          (16,777)

Goldman Sachs Growth and Income Fund                          2002        (48,091)          (48,939)             848
                                                              2001        (48,939)          (22,852)         (26,087)

Goldman Sachs International Equity Fund                       2002       (110,013)         (106,922)          (3,091)
                                                              2001       (106,922)          (17,621)         (89,301)

Goldman Sachs Global Income Fund                              2002              -            (3,711)           3,711
                                                              2001         (3,711)           (2,845)            (866)

Goldman Sachs Internet Tollkeeper Fund                        2002              -           (50,889)          50,889
                                                              2001        (50,889)          (27,963)         (22,926)

Scudder II Dreman High Return Equity Portfolio                2002            (11)               13              (24)
                                                              2001             13                12                1

Scudder II Small Cap Growth Portfolio                         2002       (165,246)         (112,034)         (53,212)
                                                              2001       (112,034)          (17,067)         (94,967)

Scudder II SVS Dreman Small Cap Value Portfolio               2002         (9,966)           56,964          (66,930)
                                                              2001         56,964             9,036           47,928

Scudder II Government Securities Portfolio                    2002         55,493            25,992           29,501
                                                              2001         25,992            10,381           15,611

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Unrealized Appreciation (Depreciation)
                                                                     -----------------------------------------------
                                                                      Appreciation     Appreciation
                                                             Year or (Depreciation)   (Depreciation)
                                                             Period  End of Period  Beginning of Period    Change
                                                             ------- -------------- ------------------- ------------

MFS Bond Series                                               2002    $        12       $         8     $          4
                                                              2001              8                 5                3

MFS Research Series                                           2002       (462,654)         (364,661)         (97,993)
                                                              2001       (364,661)           19,228         (383,889)

MFS Research Series B                                         2002         (7,894)             (752)          (7,142)
                                                              2001           (752)                -             (752)

MFS Emerging Growth Series                                    2002       (559,684)         (413,387)        (146,297)
                                                              2001       (413,387)          159,999         (573,386)

MFS Emerging Growth Series B                                  2002         (2,337)               78           (2,415)
                                                              2001             78                 -               78

MFS High Income Series                                        2002        (48,796)          (44,978)          (3,818)
                                                              2001        (44,978)          (40,942)          (4,036)

MFS High Income Series B                                      2002         (9,137)              862           (9,999)
                                                              2001            862                 -              862

MFS Strategic Income Series                                   2002          4,282               285            3,997
                                                              2001            285               (63)             348

MFS Strategic Income Series B                                 2002          3,346                (1)           3,347
                                                              2001             (1)                -               (1)

MFS Investors Trust Series                                    2002       (535,843)         (252,370)        (283,473)
                                                              2001       (252,370)           99,981         (352,351)

MFS Investors Trust Series B                                  2002       (291,650)            3,516         (295,166)
                                                              2001          3,516                 -            3,516

MFS New Discovery Series                                      2002       (102,169)           10,897         (113,066)
                                                              2001         10,897               525           10,372

MFS New Discovery Series B                                    2002       (399,143)           47,520         (446,663)
                                                              2001         47,520                 -           47,520

New England Zenith Davis Venture Value B                      2002       (170,278)            7,155         (177,433)
                                                              2001          7,155                 -            7,155

New England Zenith Harris Oakmark MidCap B                    2002        (78,153)            6,732          (84,885)
                                                              2001          6,732                 -            6,732

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Unrealized Appreciation (Depreciation)
                                                                     -----------------------------------------------
                                                                      Appreciation     Appreciation
                                                             Year or (Depreciation)   (Depreciation)
                                                             Period  End of Period  Beginning of Period    Change
                                                             ------- -------------- ------------------- ------------

New England Zenith Jennison Growth B                          2002    $   (68,173)      $         -     $    (68,173)
                                                              2001              -                 -                -

New England Zenith MFS Investors Trust B                      2002        (59,396)                -          (59,396)
                                                              2001              -                 -                -

New England Zenith MFS Total Return B                         2002          1,538                 -            1,538
                                                              2001              -                 -                -

New England Zenith Capital Guardian US Equity B               2002        (24,338)                -          (24,338)
                                                              2001              -                 -                -

Oppenheimer Capital Appreciation Fund                         2002       (189,419)          (90,131)         (99,288)
                                                              2001        (90,131)           20,082         (110,213)

Oppenheimer Main Street Growth & Income Fund                  2002       (158,139)          (88,937)         (69,202)
                                                              2001        (88,937)          (34,859)         (54,078)

Oppenheimer High Income Fund                                  2002        (70,189)          (55,508)         (14,681)
                                                              2001        (55,508)          (42,325)         (13,183)

Oppenheimer Bond Fund                                         2002          6,768           (16,132)          22,900
                                                              2001        (16,132)          (21,407)           5,275

Oppenheimer Strategic Bond Fund                               2002         (1,733)           (3,560)           1,827
                                                              2001         (3,560)           (4,337)             777

Putnam VT Growth and Income Fund                              2002       (521,301)         (226,492)        (294,809)
                                                              2001       (226,492)          (43,686)        (182,806)

Putnam VT Growth and Income Fund B                            2002        (39,906)              961          (40,867)
                                                              2001            961                 -              961

Putnam VT New Value Fund                                      2002        (13,225)            6,538          (19,763)
                                                              2001          6,538             8,139           (1,601)

Putnam VT New Value Fund B                                    2002         (3,301)             (140)          (3,161)
                                                              2001           (140)                -             (140)

Putnam VT Vista Fund                                          2002       (434,634)         (342,542)         (92,092)
                                                              2001       (342,542)           (8,352)        (334,190)

Putnam VT Vista Fund B                                        2002         (5,877)             (348)          (5,529)
                                                              2001           (348)                -             (348)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Unrealized Appreciation (Depreciation)
                                                                     -----------------------------------------------
                                                                      Appreciation     Appreciation
                                                             Year or (Depreciation)   (Depreciation)
                                                             Period  End of Period  Beginning of Period    Change
                                                             ------- -------------- ------------------- ------------

Putnam VT International Growth Fund                           2002    $  (610,844)      $  (467,403)    $   (143,441)
                                                              2001       (467,403)          134,887         (602,290)

Putnam VT International Growth Fund B                         2002       (304,875)            2,851         (307,726)
                                                              2001          2,851                 -            2,851

Putnam VT International New Opportunities Fund                2002       (144,077)         (136,882)          (7,195)
                                                              2001       (136,882)          (72,794)         (64,088)

Putnam VT International New Opportunities Fund B              2002         (1,538)             (365)          (1,173)
                                                              2001           (365)                -             (365)

Templeton Global Income Securities Fund                       2002          9,720               799            8,921
                                                              2001            799             1,238             (439)

Templeton Global Income Securities Fund B                     2002          3,035               364            2,671
                                                              2001            364                 -              364

Franklin Small Cap Fund                                       2002       (357,927)         (242,963)        (114,964)
                                                              2001       (242,963)         (192,066)         (50,897)

Franklin Small Cap Fund B                                     2002        (42,067)            7,583          (49,650)
                                                              2001          7,583                 -            7,583

Templeton Growth Securities Fund                              2002       (114,554)          (60,734)         (53,820)
                                                              2001        (60,734)           (4,129)         (56,605)

Templeton Growth Securities Fund B                            2002        (24,368)            1,128          (25,496)
                                                              2001          1,128                 -            1,128

Templeton Foreign Securities Fund                             2002       (381,718)         (358,455)         (23,263)
                                                              2001       (358,455)          (28,837)        (329,618)

Templeton Foreign Securities Fund B                           2002        (52,909)           (5,864)         (47,045)
                                                              2001         (5,864)                -           (5,864)

Templeton Developing Markets Securities Fund                  2002        (58,091)          (75,657)          17,566
                                                              2001        (75,657)          (55,254)         (20,403)

Templeton Developing Markets Securities Fund B                2002        (14,839)           12,923          (27,762)
                                                              2001         12,923                 -           12,923

Templeton Mutual Shares Securities Fund                       2002        (44,919)           11,446          (56,365)
                                                              2001         11,446            37,140          (25,694)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Unrealized Appreciation (Depreciation)
                                                                     -----------------------------------------------
                                                                      Appreciation     Appreciation
                                                             Year or (Depreciation)   (Depreciation)
                                                             Period  End of Period  Beginning of Period    Change
                                                             ------- -------------- ------------------- ------------

Templeton Mutual Shares Securities Fund B                     2002    $  (129,297)      $     6,285     $   (135,582)
                                                              2001          6,285                 -            6,285

Franklin Large Cap Growth Securities Fund                     2002       (351,731)         (317,568)         (34,163)
                                                              2001       (317,568)          (26,679)        (290,889)

Franklin Large Cap Growth Securities Fund B                   2002        (34,600)                2          (34,602)
                                                              2001              2                 -                2

Fidelity VIP Growth Portfolio                                 2002        (64,984)          (36,527)         (28,457)
                                                              2001        (36,527)          (11,570)         (24,957)

Fidelity VIP Growth Portfolio B                               2002        (43,230)            2,288          (45,518)
                                                              2001          2,288                 -            2,288

Fidelity VIP II Contrafund Portfolio                          2002         (9,248)           (5,878)          (3,370)
                                                              2001         (5,878)           (1,392)          (4,486)

Fidelity VIP III Growth Opportunities Portfolio               2002         (9,479)           (6,681)          (2,798)
                                                              2001         (6,681)           (4,191)          (2,490)

Fidelity VIP III Growth & Income Portfolio                    2002        (20,669)          (10,708)          (9,961)
                                                              2001        (10,708)           (3,381)          (7,327)

Fidelity VIP Equity-Income Portfolio                          2002         (2,440)             (982)          (1,458)
                                                              2001           (982)             (584)            (398)

Fidelity VIP Equity-Income Portfolio B                        2002        (18,986)              711          (19,697)
                                                              2001            711                 -              711

Fidelity High Income Portfolio B                              2002            476               (36)             512
                                                              2001            (36)                -              (36)

American Century VP Income & Growth Fund                      2002       (632,792)          (40,004)        (592,788)
                                                              2001        (40,004)          (26,376)         (13,628)

American Century VP International Fund                        2002        (35,341)          (26,291)          (9,050)
                                                              2001        (26,291)           (8,481)         (17,810)

American Century VP Value Fund                                2002       (168,851)          111,412         (280,263)
                                                              2001        111,412            32,221           79,191

Dreyfus Stock Index Fund                                      2002        (37,694)          (20,897)         (16,797)
                                                              2001        (20,897)          (12,866)          (8,031)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                          Unrealized Appreciation (Depreciation)
                                                                     -----------------------------------------------
                                                                      Appreciation     Appreciation
                                                             Year or (Depreciation)   (Depreciation)
                                                             Period  End of Period  Beginning of Period    Change
                                                             ------- -------------- ------------------- ------------

Dreyfus Stock Index Fund B                                    2002    $   (80,502)      $      (188)    $    (80,314)
                                                              2001           (188)                -             (188)

Dreyfus VIF Disciplined Stock Fund                            2002        (10,039)           (9,572)            (467)
                                                              2001         (9,572)           (2,370)          (7,202)

Dreyfus VIF Disciplined Stock Fund B                          2002        (10,381)             (789)          (9,592)
                                                              2001           (789)                -             (789)

Dreyfus VIF Capital Appreciation Fund                         2002        (44,052)          (36,404)          (7,648)
                                                              2001        (36,404)           (6,335)         (30,069)

Dreyfus VIF Capital Appreciation Fund B                       2002       (174,108)            4,033         (178,141)
                                                              2001          4,033                 -            4,033

INVESCO VIF Dynamics Fund                                     2002       (487,224)         (112,073)        (375,151)
                                                              2001       (112,073)          (25,286)         (86,787)

INVESCO VIF High Yield Fund                                   2002        (65,888)          (54,078)         (11,810)
                                                              2001        (54,078)           (7,621)         (46,457)

PIMCO High Yield Bond Portfolio                               2002         (1,671)             (446)          (1,225)
                                                              2001           (446)               (8)            (438)

PIMCO Low Duration Bond Portfolio                             2002          4,864              (233)           5,097
                                                              2001           (233)                1             (234)

PIMCO StocksPLUS Growth & Income Portfolio                    2002         (6,189)             (614)          (5,575)
                                                              2001           (614)              (24)            (590)

PIMCO Total Return Bond Portfolio                             2002         74,865            (8,269)          83,134
                                                              2001         (8,269)            2,529          (10,798)

Scudder I International Portfolio                             2002        (55,303)          (93,109)          37,806
                                                              2001        (93,109)          (23,081)         (70,028)

Scudder I International B Portfolio                           2002        (95,501)          (10,872)         (84,629)
                                                              2001        (10,872)                -          (10,872)

Met Investors Lord Abbett Large Cap Research                  2002              -                 -                -
                                                              2001              -           476,513         (476,513)

MFS Emerging Markets Equity                                   2002              -                 -                -
                                                              2001              -            (2,282)           2,282

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account Five sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                                         As of December 31, 2002
                                                                     -------------------------------
                                                                                  Unit    Net Assets
                                                                       Units   Fair Value   (000)
                                                                     --------- ---------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth and Income Portfolio              1,148,863 $33.557970  $38,553
  Met Investors Lord Abbett Growth and Income Portfolio, Series A       48,001   9.512553      457
  Met Investors Lord Abbett Growth and Income Portfolio B              152,027  33.421284    5,082
  Met Investors Lord Abbett Growth and Income Portfolio B, Series A     70,045  33.723155    2,362
  Met Investors Lord Abbett Growth and Income Portfolio B, Series E      7,415  33.640569      249
  Met Investors Lord Abbett Growth and Income Portfolio B, Series F      6,943  33.585611      233
  Met Investors Lord Abbett Growth and Income Portfolio B, Series G      4,669  33.503349      156
  Met Investors Lord Abbett Growth and Income Portfolio B, Series I     26,943  33.332049      898
  Met Investors Lord Abbett Growth and Income Portfolio B, Series K    100,186  33.272684    3,333
  Met Investors Lord Abbett Growth and Income Portfolio B, Series L     30,739  33.252421    1,022
  Met Investors Lord Abbett Growth and Income Portfolio B, Series N     14,365  33.183838      477
  Met Investors Lord Abbett Growth and Income Portfolio B, Series O     12,590  33.168661      418
  Met Investors Lord Abbett Growth and Income Portfolio B, Series P      6,190  33.124735      205
  Met Investors Lord Abbett Growth and Income Portfolio B, Series Q     10,562  33.112927      350
  Met Investors Lord Abbett Growth and Income Portfolio B, Series R        476  33.138079       16
  Met Investors Lord Abbett Growth and Income Portfolio B, Series S      5,978  33.036285      197
  Met Investors Lord Abbett Growth and Income Portfolio B, Series T      1,297  33.029514       43
  Met Investors Lord Abbett Growth and Income Portfolio B, Series U          2  33.020784        -
  Met Investors Lord Abbett Bond Debenture Portfolio                   720,362  13.755023    9,909
  Met Investors Lord Abbett Bond Debenture Portfolio Series A           26,973  10.028273      270
  Met Investors Lord Abbett Bond Debenture Portfolio B                 114,805  13.705136    1,572
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series A        62,752  13.828757      868
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series E         8,344  13.794924      115
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series F        10,023  13.772434      138
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series G        13,037  13.738735      179
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series I        16,133  13.668578      221
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series K       103,616  13.644245    1,414
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series L        25,050  13.636163      342
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series N        15,349  13.607857      209
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series O        23,761  13.601843      323
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series P        11,008  13.583639      150
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series Q        13,037  13.579025      177
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series R         1,088  13.589148       15

                                                                     For the Year ended December 31, 2002
                                                                     ----------------------------------
                                                                      Investment     Expense     Total
                                                                     Income Ratio*   Ratio**   Return***
                                                                     -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth and Income Portfolio                  0.87%        1.40%     (19.09%)
  Met Investors Lord Abbett Growth and Income Portfolio, Series A        0.87%        0.85%     (18.64%)
  Met Investors Lord Abbett Growth and Income Portfolio B                1.54%        1.40%     (19.26%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series A      1.54%        0.85%     (18.81%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series E      1.54%        1.00%     (18.93%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series F      1.54%        1.10%     (19.02%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series G      1.54%        1.25%     (19.14%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series I      1.54%        1.55%     (19.38%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series K      1.54%        1.65%     (19.46%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series L      1.54%        1.70%     (19.50%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series N      1.54%        1.80%     (19.58%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series O      1.54%        1.85%     (19.62%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series P      1.54%        1.90%     (19.66%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series Q      1.54%        1.95%     (19.70%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series R      1.54%        2.00%     (19.74%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series S      1.54%        2.05%     (19.78%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series T      1.54%        2.10%     (19.82%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series U      1.54%        2.25%     (19.94%)
  Met Investors Lord Abbett Bond Debenture Portfolio                     9.14%        1.40%      (1.77%)
  Met Investors Lord Abbett Bond Debenture Portfolio Series A            9.14%        0.85%      (1.23%)
  Met Investors Lord Abbett Bond Debenture Portfolio B                   5.78%        1.40%      (1.96%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series A         5.78%        0.85%      (1.42%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series E         5.78%        1.00%      (1.56%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series F         5.78%        1.10%      (1.66%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series G         5.78%        1.25%      (1.81%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series I         5.78%        1.55%      (2.10%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series K         5.78%        1.65%      (2.20%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series L         5.78%        1.70%      (2.25%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series N         5.78%        1.80%      (2.35%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series O         5.78%        1.85%      (2.40%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series P         5.78%        1.90%      (2.45%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series Q         5.78%        1.95%      (2.49%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series R         5.78%        2.00%      (2.54%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                          As of December 31, 2002
                                                                      -------------------------------
                                                                                   Unit    Net Assets
                                                                        Units   Fair Value   (000)
                                                                      --------- ---------- ----------
Accumulation units, continued:
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series S          6,938 $13.547402  $    94
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series T          5,699  13.544852       77
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series U              7  13.541111        -
  Met Investors Lord Abbett Developing Growth Portfolio                 170,480   7.441529    1,269
  Met Investors Lord Abbett Developing Growth Portfolio Series A          5,401   4.965696       26
  Met Investors Lord Abbett Developing Growth Portfolio B                13,938   7.412032      104
  Met Investors Lord Abbett Developing Growth Portfolio B, Series A      13,239   7.479024       99
  Met Investors Lord Abbett Developing Growth Portfolio B, Series E       1,107   7.460700        8
  Met Investors Lord Abbett Developing Growth Portfolio B, Series F         526   7.448502        4
  Met Investors Lord Abbett Developing Growth Portfolio B, Series G         121   7.430246        1
  Met Investors Lord Abbett Developing Growth Portfolio B, Series I       2,766   7.392581       20
  Met Investors Lord Abbett Developing Growth Portfolio B, Series K       5,879   7.379656       43
  Met Investors Lord Abbett Developing Growth Portfolio B, Series N       5,908   7.360312       44
  Met Investors Lord Abbett Growth Opportunity Portfolio                 11,254   6.595961       74
  Met Investors Lord Abbett Growth Opportunity Portfolio, Series A        3,202   6.656870       22
  Met Investors Lord Abbett Growth Opportunity Portfolio B               40,449   6.573580      266
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series A     37,781   6.632971      250
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series E      3,481   6.616730       23
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series F      1,768   6.605900       12
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series G        275   6.589712        2
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series I      5,364   6.556337       35
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series K     21,387   6.544880      140
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series N      4,851   6.527712       32
  Met Investors Lord Abbett Mid-Cap Value Portfolio                     268,960  15.631276    4,204
  Met Investors Lord Abbett Mid-Cap Value Portfolio Series A             11,293  15.034783      170
  Met Investors Lord Abbett Mid-Cap Value Portfolio B                   115,090  15.565227    1,791
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series A          59,185  15.705725      930
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series E           3,186  15.667287       50
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series F           5,236  15.641703       82
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series G           4,320  15.603408       67
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series I          18,885  15.524450      293
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series K          33,631  15.497327      521
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series N           9,566  15.456728      148
  Met Investors JP Morgan Enhanced Index Portfolio                    1,099,906  12.709506   13,979
  Met Investors JP Morgan Enhanced Index Portfolio Series A              11,317   6.152534       70
  Met Investors JP Morgan Enhanced Index Portfolio B                     15,162  12.656819      192
  Met Investors JP Morgan Enhanced Index Portfolio B, Series A            5,052  12.771177       64

                                                                      For the Year ended December 31, 2002
                                                                      ----------------------------------
                                                                       Investment     Expense     Total
                                                                      Income Ratio*   Ratio**   Return***
                                                                      -------------   -------   ---------
Accumulation units, continued:
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series S          5.78%        2.05%      (2.59%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series T          5.78%        2.10%      (2.64%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series U          5.78%        2.25%      (2.79%)
  Met Investors Lord Abbett Developing Growth Portfolio                   0.00%        1.40%     (29.98%)
  Met Investors Lord Abbett Developing Growth Portfolio Series A          0.00%        0.85%     (29.59%)
  Met Investors Lord Abbett Developing Growth Portfolio B                 0.00%        1.40%     (30.12%)
  Met Investors Lord Abbett Developing Growth Portfolio B, Series A       0.00%        0.85%     (29.74%)
  Met Investors Lord Abbett Developing Growth Portfolio B, Series E       0.00%        1.00%     (29.84%)
  Met Investors Lord Abbett Developing Growth Portfolio B, Series F       0.00%        1.10%     (29.91%)
  Met Investors Lord Abbett Developing Growth Portfolio B, Series G       0.00%        1.25%     (30.02%)
  Met Investors Lord Abbett Developing Growth Portfolio B, Series I       0.00%        1.55%     (30.23%)
  Met Investors Lord Abbett Developing Growth Portfolio B, Series K       0.00%        1.65%     (30.30%)
  Met Investors Lord Abbett Developing Growth Portfolio B, Series N       0.00%        1.80%     (30.40%)
  Met Investors Lord Abbett Growth Opportunity Portfolio                  0.00%        1.40%     (25.30%)
  Met Investors Lord Abbett Growth Opportunity Portfolio, Series A        0.00%        0.85%     (24.89%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B                0.00%        1.40%     (25.47%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series A      0.00%        0.85%     (25.05%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series E      0.00%        1.00%     (25.17%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series F      0.00%        1.10%     (25.24%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series G      0.00%        1.25%     (25.35%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series I      0.00%        1.55%     (25.58%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series K      0.00%        1.65%     (25.65%)
  Met Investors Lord Abbett Growth Opportunity Portfolio B, Series N      0.00%        1.80%     (25.76%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio                       0.48%        1.40%     (10.57%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio Series A              0.48%        0.85%     (10.08%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B                     0.68%        1.40%     (10.84%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series A           0.68%        0.85%     (10.35%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series E           0.68%        1.00%     (10.48%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series F           0.68%        1.10%     (10.57%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series G           0.68%        1.25%     (10.71%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series I           0.68%        1.55%     (10.98%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series K           0.68%        1.65%     (11.06%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series N           0.68%        1.80%     (11.20%)
  Met Investors JP Morgan Enhanced Index Portfolio                        0.84%        1.40%     (26.00%)
  Met Investors JP Morgan Enhanced Index Portfolio Series A               0.84%        0.85%     (25.59%)
  Met Investors JP Morgan Enhanced Index Portfolio B                      1.27%        1.40%     (26.16%)
  Met Investors JP Morgan Enhanced Index Portfolio B, Series A            1.27%        0.85%     (25.75%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                         As of December 31, 2002
                                                                      -----------------------------
                                                                              Unit Fair  Net Assets
                                                                       Units    Value      (000)
                                                                      ------- ---------- ----------
Accumulation units, continued:
  Met Investors JP Morgan Enhanced Index Portfolio B, Series E          1,551 $12.739890  $    20
  Met Investors JP Morgan Enhanced Index Portfolio B, Series F            236  12.719064        3
  Met Investors JP Morgan Enhanced Index Portfolio B, Series G              5  12.687910        -
  Met Investors JP Morgan Enhanced Index Portfolio B, Series I          2,830  12.623646       36
  Met Investors JP Morgan Enhanced Index Portfolio B, Series K          1,965  12.601558       25
  Met Investors JP Morgan Enhanced Index Portfolio B, Series N          2,133  12.568520       27
  Met Investors JP Morgan International Equity Portfolio              535,405   8.689387    4,652
  Met Investors JP Morgan International Equity Portfolio Series A       6,796   5.301486       36
  Met Investors JP Morgan International Equity Portfolio B              1,423   8.654755       13
  Met Investors JP Morgan International Equity Portfolio B, Series A        8   8.732960        -
  Met Investors JP Morgan International Equity Portfolio B, Series E        8   8.711573        -
  Met Investors JP Morgan International Equity Portfolio B, Series F    2,426   8.697317       21
  Met Investors JP Morgan International Equity Portfolio B, Series G        8   8.676019        -
  Met Investors JP Morgan International Equity Portfolio B, Series I      480   8.632060        4
  Met Investors JP Morgan International Equity Portfolio B, Series K        9   8.616959        -
  Met Investors JP Morgan International Equity Portfolio B, Series N    1,943   8.594369       17
  Met Investors JP Morgan Quality Bond Portfolio                      556,920  14.411759    8,026
  Met Investors JP Morgan Quality Bond Portfolio Series A               1,400  12.620072       18
  Met Investors JP Morgan Quality Bond Portfolio B                     88,634  14.351445    1,272
  Met Investors JP Morgan Quality Bond Portfolio B, Series A           27,116  14.480884      393
  Met Investors JP Morgan Quality Bond Portfolio B, Series E                8  14.445476        -
  Met Investors JP Morgan Quality Bond Portfolio B, Series F            7,250  14.421914      105
  Met Investors JP Morgan Quality Bond Portfolio B, Series G                8  14.386635        -
  Met Investors JP Morgan Quality Bond Portfolio B, Series I           39,967  14.313884      572
  Met Investors JP Morgan Quality Bond Portfolio B, Series K           20,959  14.288890      299
  Met Investors JP Morgan Quality Bond Portfolio B, Series N           12,444  14.251499      177
  Met Investors JP Morgan Select Equity Portfolio                     830,961  11.550819    9,598
  Met Investors JP Morgan Select Equity Portfolio Series A              5,823   6.821078       40
  Met Investors JP Morgan Select Equity Portfolio B                    27,735  11.496546      318
  Met Investors JP Morgan Select Equity Portfolio B, Series A          10,736  11.600408      125
  Met Investors JP Morgan Select Equity Portfolio B, Series E               6  11.571984        -
  Met Investors JP Morgan Select Equity Portfolio B, Series F             831  11.553091       10
  Met Investors JP Morgan Select Equity Portfolio B, Series G               6  11.524788        -
  Met Investors JP Morgan Select Equity Portfolio B, Series I           1,809  11.466409       21
  Met Investors JP Morgan Select Equity Portfolio B, Series K           1,527  11.446361       17
  Met Investors JP Morgan Select Equity Portfolio B, Series N             404  11.416343        5
  Met Investors JP Morgan Small Cap Stock Portfolio                   465,791  11.120964    5,180

                                                                      For the Year ended December 31, 2002
                                                                      ----------------------------------
                                                                       Investment     Expense     Total
                                                                      Income Ratio*   Ratio**   Return***
                                                                      -------------   -------   ---------
Accumulation units, continued:
  Met Investors JP Morgan Enhanced Index Portfolio B, Series E            1.27%        1.00%     (25.86%)
  Met Investors JP Morgan Enhanced Index Portfolio B, Series F            1.27%        1.10%     (25.94%)
  Met Investors JP Morgan Enhanced Index Portfolio B, Series G            1.27%        1.25%     (26.05%)
  Met Investors JP Morgan Enhanced Index Portfolio B, Series I            1.27%        1.55%     (26.27%)
  Met Investors JP Morgan Enhanced Index Portfolio B, Series K            1.27%        1.65%     (26.34%)
  Met Investors JP Morgan Enhanced Index Portfolio B, Series N            1.27%        1.80%     (26.46%)
  Met Investors JP Morgan International Equity Portfolio                  0.00%        1.40%     (17.52%)
  Met Investors JP Morgan International Equity Portfolio Series A         0.00%        0.85%     (17.07%)
  Met Investors JP Morgan International Equity Portfolio B                0.00%        1.40%     (17.68%)
  Met Investors JP Morgan International Equity Portfolio B, Series A      0.00%        0.85%     (17.22%)
  Met Investors JP Morgan International Equity Portfolio B, Series E      0.00%        1.00%     (17.35%)
  Met Investors JP Morgan International Equity Portfolio B, Series F      0.00%        1.10%     (17.43%)
  Met Investors JP Morgan International Equity Portfolio B, Series G      0.00%        1.25%     (17.55%)
  Met Investors JP Morgan International Equity Portfolio B, Series I      0.00%        1.55%     (17.80%)
  Met Investors JP Morgan International Equity Portfolio B, Series K      0.00%        1.65%     (17.88%)
  Met Investors JP Morgan International Equity Portfolio B, Series N      0.00%        1.80%     (18.00%)
  Met Investors JP Morgan Quality Bond Portfolio                          4.72%        1.40%       7.44%
  Met Investors JP Morgan Quality Bond Portfolio Series A                 4.72%        0.85%       8.03%
  Met Investors JP Morgan Quality Bond Portfolio B                        7.86%        1.40%       7.08%
  Met Investors JP Morgan Quality Bond Portfolio B, Series A              7.86%        0.85%       7.67%
  Met Investors JP Morgan Quality Bond Portfolio B, Series E              7.86%        1.00%       7.51%
  Met Investors JP Morgan Quality Bond Portfolio B, Series F              7.86%        1.10%       7.41%
  Met Investors JP Morgan Quality Bond Portfolio B, Series G              7.86%        1.25%       7.24%
  Met Investors JP Morgan Quality Bond Portfolio B, Series I              7.86%        1.55%       6.92%
  Met Investors JP Morgan Quality Bond Portfolio B, Series K              7.86%        1.65%       6.82%
  Met Investors JP Morgan Quality Bond Portfolio B, Series N              7.86%        1.80%       6.66%
  Met Investors JP Morgan Select Equity Portfolio                         0.57%        1.40%     (26.68%)
  Met Investors JP Morgan Select Equity Portfolio Series A                0.57%        0.85%     (26.28%)
  Met Investors JP Morgan Select Equity Portfolio B                       0.70%        1.40%     (26.86%)
  Met Investors JP Morgan Select Equity Portfolio B, Series A             0.70%        0.85%     (26.46%)
  Met Investors JP Morgan Select Equity Portfolio B, Series E             0.70%        1.00%     (26.57%)
  Met Investors JP Morgan Select Equity Portfolio B, Series F             0.70%        1.10%     (26.64%)
  Met Investors JP Morgan Select Equity Portfolio B, Series G             0.70%        1.25%     (26.75%)
  Met Investors JP Morgan Select Equity Portfolio B, Series I             0.70%        1.55%     (26.97%)
  Met Investors JP Morgan Select Equity Portfolio B, Series K             0.70%        1.65%     (27.04%)
  Met Investors JP Morgan Select Equity Portfolio B, Series N             0.70%        1.80%     (27.15%)
  Met Investors JP Morgan Small Cap Stock Portfolio                       0.08%        1.40%     (22.15%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                           As of December 31, 2002
                                                                        -----------------------------
                                                                                   Unit    Net Assets
                                                                         Units  Fair Value   (000)
                                                                        ------- ---------- ----------
Accumulation units, continued:
  Met Investors JP Morgan Small Cap Stock Portfolio Series A              5,555 $ 5.141707  $    29
  Met Investors JP Morgan Small Cap Stock Portfolio B                     8,623  11.082847       96
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series A           8,772  11.182992       98
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series E               7  11.155586        -
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series F           2,317  11.137359       26
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series G               7  11.110077        -
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series I           1,002  11.053795       11
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series K           6,352  11.034466       70
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series N             858  11.005539        9
  Met Investors Met Putnam Research Portfolio B                           4,433   6.298411       28
  Met Investors Met Putnam Research Portfolio B, Series I                 2,053   6.281590       13
  Met Investors Met Putnam Research Portfolio B, Series K                26,921   6.270402      169
  Met Investors Met Putnam Research Portfolio B, Series L                19,138   6.266710      120
  Met Investors Met Putnam Research Portfolio B, Series N                 5,023   6.253646       31
  Met Investors Met Putnam Research Portfolio B, Series O                12,545   6.250922       78
  Met Investors Met Putnam Research Portfolio B, Series P                 1,091   6.242515        7
  Met Investors Met Putnam Research Portfolio B, Series Q                28,114   6.240417      176
  Met Investors Met Putnam Research Portfolio B, Series R                    11   6.245031        -
  Met Investors Met Putnam Research Portfolio B, Series S                    12   6.225832        -
  Met Investors Met Putnam Research Portfolio B, Series T                 4,651   6.224695       29
  Met Investors Met Putnam Research Portfolio B, Series U                    11   6.222927        -
  Met Investors Oppenheimer Capital Appreciation Portfolio B             69,500   6.283863      437
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series I    3,760   6.267067       24
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series K  128,706   6.255898      805
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series L  106,486   6.252226      666
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series N   13,525   6.239188       84
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series O   42,209   6.236469      263
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series P   19,878   6.228069      124
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series Q    6,175   6.225984       38
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series R    1,853   6.230588       12
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series S   25,017   6.211432      155
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series T    4,955   6.210289       31
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series U       11   6.208524        -
  Met Investors PIMCO Money Market Portfolio B                           38,733  10.122875      392
  Met Investors PIMCO Money Market Portfolio B, Series A                  3,159  10.214310       32
  Met Investors PIMCO Money Market Portfolio B, Series E                     10  10.189322        -
  Met Investors PIMCO Money Market Portfolio B, Series F                    130  10.172686        1

                                                                        For the Year ended December 31, 2002
                                                                        ----------------------------------
                                                                         Investment     Expense     Total
                                                                        Income Ratio*   Ratio**   Return***
                                                                        -------------   -------   ---------
Accumulation units, continued:
  Met Investors JP Morgan Small Cap Stock Portfolio Series A                0.08%        0.85%     (21.72%)
  Met Investors JP Morgan Small Cap Stock Portfolio B                       0.09%        1.40%     (22.29%)
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series A             0.09%        0.85%     (21.86%)
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series E             0.09%        1.00%     (21.98%)
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series F             0.09%        1.10%     (22.05%)
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series G             0.09%        1.25%     (22.17%)
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series I             0.09%        1.55%     (22.41%)
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series K             0.09%        1.65%     (22.48%)
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series N             0.09%        1.80%     (22.60%)
  Met Investors Met Putnam Research Portfolio B                             0.70%        1.40%     (21.91%)
  Met Investors Met Putnam Research Portfolio B, Series I                   0.70%        1.55%     (22.03%)
  Met Investors Met Putnam Research Portfolio B, Series K                   0.70%        1.65%     (22.11%)
  Met Investors Met Putnam Research Portfolio B, Series L                   0.70%        1.70%     (22.15%)
  Met Investors Met Putnam Research Portfolio B, Series N                   0.70%        1.80%     (22.23%)
  Met Investors Met Putnam Research Portfolio B, Series O                   0.70%        1.85%     (22.26%)
  Met Investors Met Putnam Research Portfolio B, Series P                   0.70%        1.90%     (22.30%)
  Met Investors Met Putnam Research Portfolio B, Series Q                   0.70%        1.95%     (22.34%)
  Met Investors Met Putnam Research Portfolio B, Series R                   0.70%        2.00%     (22.38%)
  Met Investors Met Putnam Research Portfolio B, Series S                   0.70%        2.05%     (22.42%)
  Met Investors Met Putnam Research Portfolio B, Series T                   0.70%        2.10%     (22.46%)
  Met Investors Met Putnam Research Portfolio B, Series U                   0.70%        2.25%     (22.58%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B                0.01%        1.40%     (25.78%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series I      0.01%        1.55%     (25.90%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series K      0.01%        1.65%     (25.97%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series L      0.01%        1.70%     (26.01%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series N      0.01%        1.80%     (26.08%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series O      0.01%        1.85%     (26.12%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series P      0.01%        1.90%     (26.15%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series Q      0.01%        1.95%     (26.19%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series R      0.01%        2.00%     (26.23%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series S      0.01%        2.05%     (26.27%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series T      0.01%        2.10%     (26.30%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series U      0.01%        2.25%     (26.41%)
  Met Investors PIMCO Money Market Portfolio B                              0.87%        1.40%      (0.31%)
  Met Investors PIMCO Money Market Portfolio B, Series A                    0.87%        0.85%       0.24%
  Met Investors PIMCO Money Market Portfolio B, Series E                    0.87%        1.00%       0.09%
  Met Investors PIMCO Money Market Portfolio B, Series F                    0.87%        1.10%       0.01%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                  As of December 31, 2002    For the Year ended December 31, 2002
                                                               ----------------------------- ----------------------------------
                                                                          Unit    Net Assets  Investment     Expense     Total
                                                                Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                               ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Money Market Portfolio B, Series G            10 $10.147798  $     -       0.87%        1.25%      (0.16%)
  Met Investors PIMCO Money Market Portfolio B, Series I        15,479  10.095827      157       0.87%        1.55%      (0.46%)
  Met Investors PIMCO Money Market Portfolio B, Series K       333,927  10.077868    3,366       0.87%        1.65%      (0.56%)
  Met Investors PIMCO Money Market Portfolio B, Series L        63,318  10.071962      638       0.87%        1.70%      (0.61%)
  Met Investors PIMCO Money Market Portfolio B, Series N        56,592  10.050994      569       0.87%        1.80%      (0.71%)
  Met Investors PIMCO Money Market Portfolio B, Series O         3,900  10.046614       39       0.87%        1.85%      (0.76%)
  Met Investors PIMCO Money Market Portfolio B, Series P        22,250  10.033111      223       0.87%        1.90%      (0.81%)
  Met Investors PIMCO Money Market Portfolio B, Series Q        43,088  10.029770      432       0.87%        1.95%      (0.86%)
  Met Investors PIMCO Money Market Portfolio B, Series R           164  10.037211        2       0.87%        2.00%      (0.91%)
  Met Investors PIMCO Money Market Portfolio B, Series S        16,932  10.006335      169       0.87%        2.05%      (0.96%)
  Met Investors PIMCO Money Market Portfolio B, Series T         1,078  10.004520       11       0.87%        2.10%      (1.01%)
  Met Investors PIMCO Money Market Portfolio B, Series U            10  10.001729        -       0.87%        2.25%      (1.15%)
  Met Investors Janus Aggressive Growth Portfolio B             37,465   5.200438      195       0.01%        1.40%     (28.84%)
  Met Investors Janus Aggressive Growth Portfolio B, Series I      978   5.186539        5       0.01%        1.55%     (28.95%)
  Met Investors Janus Aggressive Growth Portfolio B, Series K   59,372   5.177286      307       0.01%        1.65%     (29.02%)
  Met Investors Janus Aggressive Growth Portfolio B, Series L   15,779   5.174250       82       0.01%        1.70%     (29.05%)
  Met Investors Janus Aggressive Growth Portfolio B, Series N    7,488   5.163465       39       0.01%        1.80%     (29.12%)
  Met Investors Janus Aggressive Growth Portfolio B, Series O   20,005   5.161212      103       0.01%        1.85%     (29.16%)
  Met Investors Janus Aggressive Growth Portfolio B, Series P   10,950   5.154251       56       0.01%        1.90%     (29.20%)
  Met Investors Janus Aggressive Growth Portfolio B, Series Q      528   5.152539        3       0.01%        1.95%     (29.23%)
  Met Investors Janus Aggressive Growth Portfolio B, Series R      359   5.156360        2       0.01%        2.00%     (29.27%)
  Met Investors Janus Aggressive Growth Portfolio B, Series S   21,173   5.140483      109       0.01%        2.05%     (29.30%)
  Met Investors Janus Aggressive Growth Portfolio B, Series T      429   5.139555        2       0.01%        2.10%     (29.34%)
  Met Investors Janus Aggressive Growth Portfolio B, Series U       13   5.138103        -       0.01%        2.25%     (29.44%)
  Met Investors PIMCO Total Return Bond Portfolio B            131,061  11.355362    1,488       0.00%        1.40%       7.77%
  Met Investors PIMCO Total Return Bond Portfolio B, Series I   33,722  11.325063      382       0.00%        1.55%       7.61%
  Met Investors PIMCO Total Return Bond Portfolio B, Series K  196,889  11.304919    2,226       0.00%        1.65%       7.51%
  Met Investors PIMCO Total Return Bond Portfolio B, Series L   88,749  11.298298    1,003       0.00%        1.70%       7.45%
  Met Investors PIMCO Total Return Bond Portfolio B, Series N   40,563  11.274776      457       0.00%        1.80%       7.34%
  Met Investors PIMCO Total Return Bond Portfolio B, Series O   56,865  11.269887      641       0.00%        1.85%       7.29%
  Met Investors PIMCO Total Return Bond Portfolio B, Series P   15,272  11.254708      172       0.00%        1.90%       7.24%
  Met Investors PIMCO Total Return Bond Portfolio B, Series Q   17,806  11.250979      200       0.00%        1.95%       7.18%
  Met Investors PIMCO Total Return Bond Portfolio B, Series R    2,533  11.259283       29       0.00%        2.00%       7.13%
  Met Investors PIMCO Total Return Bond Portfolio B, Series S   25,734  11.224688      289       0.00%        2.05%       7.08%
  Met Investors PIMCO Total Return Bond Portfolio B, Series T    9,837  11.222686      110       0.00%        2.10%       7.02%
  Met Investors PIMCO Total Return Bond Portfolio B, Series U       10  11.219500        -       0.00%        2.25%       6.86%
  Met Investors PIMCO Innovation Portfolio B                        21   2.960358        -       0.00%        1.40%     (51.42%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                    As of December 31, 2002
                                                                  ----------------------------
                                                                            Unit    Net Assets
                                                                  Units  Fair Value   (000)
                                                                  ------ ---------- ----------
Accumulation units, continued:
  Met Investors PIMCO Innovation Portfolio B, Series I             3,013 $ 2.952425  $     9
  Met Investors PIMCO Innovation Portfolio B, Series K            61,041   2.947164      180
  Met Investors PIMCO Innovation Portfolio B, Series L             3,631   2.945438       11
  Met Investors PIMCO Innovation Portfolio B, Series N             3,406   2.939266       10
  Met Investors PIMCO Innovation Portfolio B, Series O             7,369   2.937996       22
  Met Investors PIMCO Innovation Portfolio B, Series P             8,042   2.934022       23
  Met Investors PIMCO Innovation Portfolio B, Series Q                13   2.933046        -
  Met Investors PIMCO Innovation Portfolio B, Series R                14   2.935223        -
  Met Investors PIMCO Innovation Portfolio B, Series S                15   2.926172        -
  Met Investors PIMCO Innovation Portfolio B, Series T               280   2.925649        1
  Met Investors PIMCO Innovation Portfolio B, Series U                14   2.924829        -
  Met Investors MFS Mid Cap Growth Portfolio B                    41,303   4.545270      188
  Met Investors MFS Mid Cap Growth Portfolio B, Series A              15   4.562074        -
  Met Investors MFS Mid Cap Growth Portfolio B, Series E              15   4.557481        -
  Met Investors MFS Mid Cap Growth Portfolio B, Series F              15   4.554424        -
  Met Investors MFS Mid Cap Growth Portfolio B, Series G              15   4.549843        -
  Met Investors MFS Mid Cap Growth Portfolio B, Series I           3,622   4.533110       16
  Met Investors MFS Mid Cap Growth Portfolio B, Series K          77,426   4.525032      350
  Met Investors MFS Mid Cap Growth Portfolio B, Series L          45,806   4.522374      207
  Met Investors MFS Mid Cap Growth Portfolio B, Series N           8,644   4.512937       39
  Met Investors MFS Mid Cap Growth Portfolio B, Series O          27,893   4.510946      126
  Met Investors MFS Mid Cap Growth Portfolio B, Series P          17,090   4.504875       77
  Met Investors MFS Mid Cap Growth Portfolio B, Series Q          26,866   4.503363      121
  Met Investors MFS Mid Cap Growth Portfolio B, Series R             908   4.506699        4
  Met Investors MFS Mid Cap Growth Portfolio B, Series S          24,443   4.492827      110
  Met Investors MFS Mid Cap Growth Portfolio B, Series T             394   4.492007        2
  Met Investors MFS Mid Cap Growth Portfolio B, Series U              11   4.490732        -
  Met Investors MFS Research International Portfolio B            28,859   7.289280      210
  Met Investors MFS Research International Portfolio B, Series A      12   7.316175        -
  Met Investors MFS Research International Portfolio B, Series E      12   7.308830        -
  Met Investors MFS Research International Portfolio B, Series F      12   7.303933        -
  Met Investors MFS Research International Portfolio B, Series G      12   7.296598        -
  Met Investors MFS Research International Portfolio B, Series I   5,926   7.269814       43
  Met Investors MFS Research International Portfolio B, Series K  48,102   7.256874      349
  Met Investors MFS Research International Portfolio B, Series L  43,686   7.252608      317
  Met Investors MFS Research International Portfolio B, Series N   9,353   7.237479       68
  Met Investors MFS Research International Portfolio B, Series O  23,641   7.234336      171

                                                                  For the Year ended December 31, 2002
                                                                  ----------------------------------
                                                                   Investment     Expense     Total
                                                                  Income Ratio*   Ratio**   Return***
                                                                  -------------   -------   ---------
Accumulation units, continued:
  Met Investors PIMCO Innovation Portfolio B, Series I                0.00%        1.55%     (51.49%)
  Met Investors PIMCO Innovation Portfolio B, Series K                0.00%        1.65%     (51.54%)
  Met Investors PIMCO Innovation Portfolio B, Series L                0.00%        1.70%     (51.56%)
  Met Investors PIMCO Innovation Portfolio B, Series N                0.00%        1.80%     (51.61%)
  Met Investors PIMCO Innovation Portfolio B, Series O                0.00%        1.85%     (51.64%)
  Met Investors PIMCO Innovation Portfolio B, Series P                0.00%        1.90%     (51.66%)
  Met Investors PIMCO Innovation Portfolio B, Series Q                0.00%        1.95%     (51.69%)
  Met Investors PIMCO Innovation Portfolio B, Series R                0.00%        2.00%     (51.71%)
  Met Investors PIMCO Innovation Portfolio B, Series S                0.00%        2.05%     (51.73%)
  Met Investors PIMCO Innovation Portfolio B, Series T                0.00%        2.10%     (51.76%)
  Met Investors PIMCO Innovation Portfolio B, Series U                0.00%        2.25%     (51.83%)
  Met Investors MFS Mid Cap Growth Portfolio B                        0.00%        1.40%     (44.82%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series A              0.00%        0.85%     (44.51%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series E              0.00%        1.00%     (44.60%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series F              0.00%        1.10%     (44.65%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series G              0.00%        1.25%     (44.73%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series I              0.00%        1.55%     (44.90%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series K              0.00%        1.65%     (44.96%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series L              0.00%        1.70%     (44.98%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series N              0.00%        1.80%     (45.04%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series O              0.00%        1.85%     (45.07%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series P              0.00%        1.90%     (45.09%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series Q              0.00%        1.95%     (45.12%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series R              0.00%        2.00%     (45.15%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series S              0.00%        2.05%     (45.18%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series T              0.00%        2.10%     (45.20%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series U              0.00%        2.25%     (45.29%)
  Met Investors MFS Research International Portfolio B                0.26%        1.40%     (13.03%)
  Met Investors MFS Research International Portfolio B, Series A      0.26%        1.40%     (12.55%)
  Met Investors MFS Research International Portfolio B, Series E      0.26%        1.40%     (12.68%)
  Met Investors MFS Research International Portfolio B, Series F      0.26%        1.40%     (12.77%)
  Met Investors MFS Research International Portfolio B, Series G      0.26%        1.40%     (12.90%)
  Met Investors MFS Research International Portfolio B, Series I      0.26%        1.55%     (13.16%)
  Met Investors MFS Research International Portfolio B, Series K      0.26%        1.65%     (13.25%)
  Met Investors MFS Research International Portfolio B, Series L      0.26%        1.70%     (13.29%)
  Met Investors MFS Research International Portfolio B, Series N      0.26%        1.80%     (13.38%)
  Met Investors MFS Research International Portfolio B, Series O      0.26%        1.85%     (13.42%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                             As of December 31, 2002
                                                                           ----------------------------
                                                                                     Unit    Net Assets
                                                                           Units  Fair Value   (000)
                                                                           ------ ---------- ----------
Accumulation units, continued:
  Met Investors MFS Research International Portfolio B, Series P            8,546 $ 7.224602  $    62
  Met Investors MFS Research International Portfolio B, Series Q            9,683   7.222181       70
  Met Investors MFS Research International Portfolio B, Series R            1,249   7.227526        9
  Met Investors MFS Research International Portfolio B, Series S           11,331   7.205307       82
  Met Investors MFS Research International Portfolio B, Series T            3,224   7.203994       23
  Met Investors MFS Research International Portfolio B, Series U               11   7.201956        -
  Met Investors MIST AIM Small Cap Growth Portfolio B                      17,518   8.472945      148
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series I             2,154   8.457339       18
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series K            65,639   8.446962      554
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series L            32,237   8.441761      272
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series N             4,953   8.431404       42
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series O            16,123   8.426214      136
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series P             7,515   8.421029       63
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series Q             8,155   8.415864       69
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series R               315   8.410685        3
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series S             7,445   8.405523       63
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series T             1,417   8.400363       12
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series U                10   8.384889        -
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B                    9,525   9.665975       92
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series I          1,130   9.648180       11
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series K         45,322   9.636340      436
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series L         16,170   9.630429      156
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series N          3,172   9.618604       31
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series O          4,152   9.612701       40
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series P          1,463   9.606799       14
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series Q            163   9.600911        2
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series R            764   9.595007        7
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series S            271   9.589118        3
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series T            446   9.583231        4
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series U             10   9.565587        -
  Met Investors MIST SSR Concentrated International Portfolio B            10,227   8.832552       90
  Met Investors MIST SSR Concentrated International Portfolio B, Series I   2,550   8.816298       22
  Met Investors MIST SSR Concentrated International Portfolio B, Series K  26,634   8.805453      235
  Met Investors MIST SSR Concentrated International Portfolio B, Series L   4,208   8.800051       37
  Met Investors MIST SSR Concentrated International Portfolio B, Series N   4,671   8.789245       41
  Met Investors MIST SSR Concentrated International Portfolio B, Series O   9,799   8.783853       86
  Met Investors MIST SSR Concentrated International Portfolio B, Series P   1,099   8.778461       10

                                                                           For the Year ended December 31, 2002
                                                                           ----------------------------------
                                                                            Investment     Expense     Total
                                                                           Income Ratio*   Ratio**   Return***
                                                                           -------------   -------   ---------
Accumulation units, continued:
  Met Investors MFS Research International Portfolio B, Series P               0.26%        1.90%     (13.46%)
  Met Investors MFS Research International Portfolio B, Series Q               0.26%        1.95%     (13.51%)
  Met Investors MFS Research International Portfolio B, Series R               0.26%        2.00%     (13.55%)
  Met Investors MFS Research International Portfolio B, Series S               0.26%        2.05%     (13.59%)
  Met Investors MFS Research International Portfolio B, Series T               0.26%        2.10%     (13.64%)
  Met Investors MFS Research International Portfolio B, Series U               0.26%        2.25%     (13.77%)
  Met Investors MIST AIM Small Cap Growth Portfolio B                          0.00%        1.40%     (28.51%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series I                0.00%        1.55%     (28.62%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series K                0.00%        1.65%     (28.69%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series L                0.00%        1.70%     (28.73%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series N                0.00%        1.80%     (28.80%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series O                0.00%        1.85%     (28.83%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series P                0.00%        1.90%     (28.87%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series Q                0.00%        1.95%     (28.91%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series R                0.00%        2.00%     (28.94%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series S                0.00%        2.05%     (28.98%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series T                0.00%        2.10%     (29.01%)
  Met Investors MIST AIM Small Cap Growth Portfolio B, Series U                0.00%        2.25%     (29.12%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B                       0.02%        1.40%     (12.06%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series I             0.02%        1.55%     (12.19%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series K             0.02%        1.65%     (12.28%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series L             0.02%        1.70%     (12.32%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series N             0.02%        1.80%     (12.41%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series O             0.02%        1.85%     (12.45%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series P             0.02%        1.90%     (12.50%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series Q             0.02%        1.95%     (12.54%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series R             0.02%        2.00%     (12.58%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series S             0.02%        2.05%     (12.63%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series T             0.02%        2.10%     (12.67%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series U             0.02%        2.25%     (12.80%)
  Met Investors MIST SSR Concentrated International Portfolio B                0.25%        1.40%     (19.23%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series I      0.25%        1.55%     (19.35%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series K      0.25%        1.65%     (19.43%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series L      0.25%        1.70%     (19.47%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series N      0.25%        1.80%     (19.55%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series O      0.25%        1.85%     (19.59%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series P      0.25%        1.90%     (19.64%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                                              As of December 31, 2002
                                                                           -----------------------------
                                                                                      Unit    Net Assets
                                                                            Units  Fair Value   (000)
                                                                           ------- ---------- ----------
Accumulation units, continued:
  Met Investors MIST SSR Concentrated International Portfolio B, Series Q       10 $ 8.773064  $     -
  Met Investors MIST SSR Concentrated International Portfolio B, Series R      305   8.767679        3
  Met Investors MIST SSR Concentrated International Portfolio B, Series S    7,349   8.762286       64
  Met Investors MIST SSR Concentrated International Portfolio B, Series T      432   8.756916        4
  Met Investors MIST SSR Concentrated International Portfolio B, Series U       10   8.740772        -
  Met Investors MIST Third Avenue Small Cap Val Portfolio B                 15,792   8.232502      130
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series I        2,171   8.224231       18
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series K       25,042   8.218733      206
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series L        9,511   8.215979       78
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series N        5,112   8.210477       42
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series O       12,965   8.207727      106
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series P        1,359   8.204986       11
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series Q          747   8.202238        6
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series R          194   8.199490        2
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series S        7,778   8.196735       64
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series T        1,657   8.194000       13
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series U           10   8.185772        -
  MetLife Stock Index Portfolio B                                           10,696   8.289818       89
  MetLife Stock Index Portfolio B, Series I                                  3,970   8.274548       33
  MetLife Stock Index Portfolio B, Series K                                113,552   8.264381      938
  MetLife Stock Index Portfolio B, Series L                                 18,267   8.259307      151
  MetLife Stock Index Portfolio B, Series N                                    185   8.249162        2
  MetLife Stock Index Portfolio B, Series O                                 13,113   8.244099      108
  MetLife Stock Index Portfolio B, Series P                                 18,749   8.239034      154
  MetLife Stock Index Portfolio B, Series Q                                     10   8.233967        -
  MetLife Stock Index Portfolio B, Series R                                  1,320   8.228910       11
  MetLife Stock Index Portfolio B, Series S                                     10   8.223862        -
  MetLife Stock Index Portfolio B, Series T                                     10   8.218811        -
  MetLife Stock Index Portfolio B, Series U                                     10   8.203658        -
  GACC Money Market Fund                                                   259,911  12.440504    3,234
  GACC Money Market Fund, Series A                                              10  10.930367        -
  Russell Multi-Style Equity Fund                                          420,480   8.159823    3,431
  Russell Aggressive Equity Fund                                            90,550   7.865950      712
  Russell Non-US Fund                                                      203,081   7.982134    1,621
  Russell Core Bond Fund                                                   273,015  12.846947    3,507
  Russell Real Estate Securities Fund                                       24,721  12.830782      317
  AIM V.I. Premier Equity Fund                                             371,723   8.357993    3,107

                                                                           For the Year ended December 31, 2002
                                                                           ----------------------------------
                                                                            Investment     Expense     Total
                                                                           Income Ratio*   Ratio**   Return***
                                                                           -------------   -------   ---------
Accumulation units, continued:
  Met Investors MIST SSR Concentrated International Portfolio B, Series Q      0.25%        1.95%     (19.68%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series R      0.25%        2.00%     (19.72%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series S      0.25%        2.05%     (19.76%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series T      0.25%        2.10%     (19.80%)
  Met Investors MIST SSR Concentrated International Portfolio B, Series U      0.25%        2.25%     (19.92%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B                    0.38%        1.40%     (17.68%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series I          0.38%        1.55%     (17.76%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series K          0.38%        1.65%     (17.81%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series L          0.38%        1.70%     (17.84%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series N          0.38%        1.80%     (17.90%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series O          0.38%        1.85%     (17.92%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series P          0.38%        1.90%     (17.95%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series Q          0.38%        1.95%     (17.98%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series R          0.38%        2.00%     (18.01%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series S          0.38%        2.05%     (18.03%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series T          0.38%        2.10%     (18.06%)
  Met Investors MIST Third Avenue Small Cap Val Portfolio B, Series U          0.38%        2.25%     (18.14%)
  MetLife Stock Index Portfolio B                                              0.49%        1.40%     (23.60%)
  MetLife Stock Index Portfolio B, Series I                                    0.49%        1.55%     (23.71%)
  MetLife Stock Index Portfolio B, Series K                                    0.49%        1.65%     (23.79%)
  MetLife Stock Index Portfolio B, Series L                                    0.49%        1.70%     (23.82%)
  MetLife Stock Index Portfolio B, Series N                                    0.49%        1.80%     (23.90%)
  MetLife Stock Index Portfolio B, Series O                                    0.49%        1.85%     (23.94%)
  MetLife Stock Index Portfolio B, Series P                                    0.49%        1.90%     (23.98%)
  MetLife Stock Index Portfolio B, Series Q                                    0.49%        1.95%     (24.02%)
  MetLife Stock Index Portfolio B, Series R                                    0.49%        2.00%     (24.05%)
  MetLife Stock Index Portfolio B, Series S                                    0.49%        2.05%     (24.09%)
  MetLife Stock Index Portfolio B, Series T                                    0.49%        2.10%     (24.13%)
  MetLife Stock Index Portfolio B, Series U                                    0.49%        2.25%     (24.24%)
  GACC Money Market Fund                                                       2.92%        1.40%       0.23%
  GACC Money Market Fund, Series A                                             2.92%        0.85%       0.78%
  Russell Multi-Style Equity Fund                                              0.60%        1.40%     (24.26%)
  Russell Aggressive Equity Fund                                               0.00%        1.40%     (20.18%)
  Russell Non-US Fund                                                          1.51%        1.40%     (16.33%)
  Russell Core Bond Fund                                                       2.92%        1.40%       7.33%
  Russell Real Estate Securities Fund                                          5.11%        1.40%       2.36%
  AIM V.I. Premier Equity Fund                                                 0.30%        1.40%     (31.23%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                   As of December 31, 2002    For the Year ended December 31, 2002
                                                ----------------------------- ----------------------------------
                                                           Unit    Net Assets  Investment     Expense     Total
                                                 Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  AIM V.I. Premier Equity Fund Series A          73,782 $ 4.971268  $   367       0.30%        0.85%     (30.85%)
  AIM V.I. Premier Equity Fund, Series E              7   8.412857        -       0.30%        1.00%     (30.95%)
  AIM V.I. Premier Equity Fund, Series F          2,289   8.399113       19       0.30%        1.10%     (31.02%)
  AIM V.I. Premier Equity Fund, Series G          4,342   8.378535       36       0.30%        1.25%     (31.13%)
  AIM V.I. Premier Equity Fund, Series I          4,507   8.336069       38       0.30%        1.55%     (31.33%)
  AIM V.I. Premier Equity Fund, Series K         13,982   8.321485      116       0.30%        1.65%     (31.40%)
  AIM V.I. Premier Equity Fund, Series N            673   8.299670        6       0.30%        1.80%     (31.51%)
  AIM Premier Equity B                            3,743   8.340204       31       0.68%        1.40%     (31.43%)
  AIM Premier Equity B, Series A                 24,963   4.960683      124       0.68%        0.85%     (31.05%)
  AIM Premier Equity B, Series E                      9   8.394956        -       0.68%        1.00%     (31.15%)
  AIM Premier Equity B, Series F                      9   8.381239        -       0.68%        1.10%     (31.22%)
  AIM Premier Equity B, Series G                      9   8.360698        -       0.68%        1.25%     (31.32%)
  AIM Premier Equity B, Series I                     81   8.318328        1       0.68%        1.55%     (31.53%)
  AIM Premier Equity B, Series K                    241   8.303774        2       0.68%        1.65%     (31.60%)
  AIM Premier Equity B, Series N                  1,549   8.281995       13       0.68%        1.80%     (31.70%)
  AIM V.I. Capital Appreciation Fund            238,761   8.341693    1,992       0.00%        1.40%     (25.41%)
  AIM V.I. Capital Appreciation Fund Series A    42,762   4.466666      191       0.00%        0.85%     (25.00%)
  AIM V.I. Capital Appreciation Fund, Series E        8   8.396437        -       0.00%        1.00%     (25.11%)
  AIM V.I. Capital Appreciation Fund, Series F    1,609   8.382724       13       0.00%        1.10%     (25.19%)
  AIM V.I. Capital Appreciation Fund, Series G        8   8.362174        -       0.00%        1.25%     (25.30%)
  AIM V.I. Capital Appreciation Fund, Series I    8,583   8.319806       71       0.00%        1.55%     (25.52%)
  AIM V.I. Capital Appreciation Fund, Series K   10,418   8.305264       87       0.00%        1.65%     (25.60%)
  AIM V.I. Capital Appreciation Fund, Series N    1,658   8.283479       14       0.00%        1.80%     (25.71%)
  AIM Capital Appreciation B                      2,442   8.332567       21       0.00%        1.40%     (25.55%)
  AIM Capital Appreciation B, Series I               10   8.310710        -       0.00%        1.55%     (25.66%)
  AIM Capital Appreciation B, Series K               10   8.296190        -       0.00%        1.65%     (25.74%)
  AIM Capital Appreciation B, Series N               10   8.274422        -       0.00%        1.80%     (25.85%)
  AIM V.I. International Growth Fund             42,392   7.944031      337       0.49%        1.40%     (16.85%)
  AIM V.I. International Growth Fund Series A     2,724   4.995807       14       0.49%        0.85%     (16.39%)
  AIM V.I. International Growth Fund, Series E        9   7.996152        -       0.49%        1.00%     (16.51%)
  AIM V.I. International Growth Fund, Series F      211   7.983084        2       0.49%        1.10%     (16.60%)
  AIM V.I. International Growth Fund, Series G        9   7.963536        -       0.49%        1.25%     (16.72%)
  AIM V.I. International Growth Fund, Series I    2,519   7.923193       20       0.49%        1.55%     (16.97%)
  AIM V.I. International Growth Fund, Series K      541   7.909335        4       0.49%        1.65%     (17.06%)
  AIM V.I. International Growth Fund, Series N    1,064   7.888596        8       0.49%        1.80%     (17.18%)
  AIM International Growth B                         10   7.929173        -       0.94%        1.40%     (17.10%)
  AIM International Growth B, Series I               10   7.908380        -       0.94%        1.55%     (17.23%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                     As of December 31, 2002
                                                                  -----------------------------
                                                                             Unit    Net Assets
                                                                   Units  Fair Value   (000)
                                                                  ------- ---------- ----------
Accumulation units, continued:
  AIM International Growth B, Series K                                 10 $ 7.894540  $     -
  AIM International Growth B, Series N                              1,705   7.873851       14
  Alliance Premier Growth Portfolio                               251,537   8.761319    2,204
  Alliance Premier Growth Portfolio B                             175,756   8.706807    1,531
  Alliance Premier Growth Portfolio B, Series I                    35,444   8.684257      308
  Alliance Premier Growth Portfolio B, Series K                    77,432   8.669262      671
  Alliance Premier Growth Portfolio B, Series N                    77,043   8.646800      666
  AllianceBernstein Real Estate Investment Portfolio               72,716  10.337193      752
  AllianceBernstein Real Estate Investment Portfolio B             60,097  10.282946      618
  AllianceBernstein Real Estate Investment Portfolio B, Series I   17,798  10.256787      183
  AllianceBernstein Real Estate Investment Portfolio B, Series K   18,494  10.239382      189
  AllianceBernstein Real Estate Investment Portfolio B, Series N   25,313  10.213326      258
  AllianceBernstein Small Cap Portfolio B                           6,912  10.244108       71
  AllianceBernstein Small Cap Portfolio B, Series I                    10  10.218483        -
  AllianceBernstein Small Cap Portfolio B, Series K                 3,548  10.201433       36
  AllianceBernstein Small Cap Portfolio B, Series N                    10  10.175919        -
  AllianceBernstein Value Portfolio B                               2,563   8.563449       22
  AllianceBernstein Value Portfolio B, Series I                        10   8.542022        -
  AllianceBernstein Value Portfolio B, Series K                     2,739   8.527764       23
  AllianceBernstein Value Portfolio B, Series N                        10   8.506437        -
  Liberty Newport Tiger Fund, Variable                              6,861   8.432185       58
  Liberty Newport Tiger Fund, Variable Series I                         9   8.410350        -
  Liberty Newport Tiger Fund, Variable Series K                         9   8.395837        -
  Liberty Newport Tiger Fund, Variable Series N                         9   8.374106        -
  Goldman Sachs Growth and Income Fund                             23,091   7.568604      175
  Goldman Sachs Growth and Income Fund, Series I                       12   7.549018        -
  Goldman Sachs Growth and Income Fund, Series K                       12   7.535981        -
  Goldman Sachs Growth and Income Fund, Series N                       12   7.516483        -
  Goldman Sachs International Equity Fund                          23,655   7.843897      186
  Goldman Sachs International Equity Fund, Series I                     9   7.823598        -
  Goldman Sachs International Equity Fund, Series K                 1,038   7.810082        8
  Goldman Sachs International Equity Fund, Series N                     9   7.789851        -
  Scudder II Dreman High Return Equity Portfolio                       10   9.758155        -
  Scudder II Small Cap Growth Portfolio                            22,912   6.286321      144
  Scudder II Small Cap Growth Portfolio, Series I                      10   6.270096        -
  Scudder II Small Cap Growth Portfolio, Series K                   2,048   6.259309       13
  Scudder II Small Cap Growth Portfolio, Series N                     194   6.243156        1
  Scudder II SVS Dreman Small Cap Value Portfolio                  29,585   9.248856      274

                                                                  For the Year ended December 31, 2002
                                                                  ----------------------------------
                                                                   Investment     Expense     Total
                                                                  Income Ratio*   Ratio**   Return***
                                                                  -------------   -------   ---------
Accumulation units, continued:
  AIM International Growth B, Series K                                0.94%        1.65%     (17.31%)
  AIM International Growth B, Series N                                0.94%        1.80%     (17.43%)
  Alliance Premier Growth Portfolio                                   0.00%        1.40%     (31.61%)
  Alliance Premier Growth Portfolio B                                 0.00%        1.40%     (31.80%)
  Alliance Premier Growth Portfolio B, Series I                       0.00%        1.55%     (31.91%)
  Alliance Premier Growth Portfolio B, Series K                       0.00%        1.65%     (31.98%)
  Alliance Premier Growth Portfolio B, Series N                       0.00%        1.80%     (32.08%)
  AllianceBernstein Real Estate Investment Portfolio                  2.45%        1.40%       1.18%
  AllianceBernstein Real Estate Investment Portfolio B                2.46%        1.40%       0.89%
  AllianceBernstein Real Estate Investment Portfolio B, Series I      2.46%        1.55%       0.73%
  AllianceBernstein Real Estate Investment Portfolio B, Series K      2.46%        1.65%       0.63%
  AllianceBernstein Real Estate Investment Portfolio B, Series N      2.46%        1.80%       0.48%
  AllianceBernstein Small Cap Portfolio B                             0.14%        1.40%      (7.68%)
  AllianceBernstein Small Cap Portfolio B, Series I                   0.14%        1.55%      (7.81%)
  AllianceBernstein Small Cap Portfolio B, Series K                   0.14%        1.65%      (7.91%)
  AllianceBernstein Small Cap Portfolio B, Series N                   0.14%        1.80%      (8.04%)
  AllianceBernstein Value Portfolio B                                 0.10%        1.40%     (14.16%)
  AllianceBernstein Value Portfolio B, Series I                       0.10%        1.55%     (14.29%)
  AllianceBernstein Value Portfolio B, Series K                       0.10%        1.65%     (14.38%)
  AllianceBernstein Value Portfolio B, Series N                       0.10%        1.80%     (14.51%)
  Liberty Newport Tiger Fund, Variable                                1.18%        1.40%     (18.12%)
  Liberty Newport Tiger Fund, Variable Series I                       1.18%        1.55%     (18.24%)
  Liberty Newport Tiger Fund, Variable Series K                       1.18%        1.65%     (18.33%)
  Liberty Newport Tiger Fund, Variable Series N                       1.18%        1.80%     (18.45%)
  Goldman Sachs Growth and Income Fund                                1.29%        1.40%     (12.57%)
  Goldman Sachs Growth and Income Fund, Series I                      1.29%        1.55%     (12.70%)
  Goldman Sachs Growth and Income Fund, Series K                      1.29%        1.65%     (12.79%)
  Goldman Sachs Growth and Income Fund, Series N                      1.29%        1.80%     (12.92%)
  Goldman Sachs International Equity Fund                             0.95%        1.40%     (19.47%)
  Goldman Sachs International Equity Fund, Series I                   0.95%        1.55%     (19.59%)
  Goldman Sachs International Equity Fund, Series K                   0.95%        1.65%     (19.67%)
  Goldman Sachs International Equity Fund, Series N                   0.95%        1.80%     (19.80%)
  Scudder II Dreman High Return Equity Portfolio                      0.92%        1.40%     (19.17%)
  Scudder II Small Cap Growth Portfolio                               0.00%        1.40%     (34.39%)
  Scudder II Small Cap Growth Portfolio, Series I                     0.00%        1.55%     (34.49%)
  Scudder II Small Cap Growth Portfolio, Series K                     0.00%        1.65%     (34.56%)
  Scudder II Small Cap Growth Portfolio, Series N                     0.00%        1.80%     (34.65%)
  Scudder II SVS Dreman Small Cap Value Portfolio                     0.38%        1.40%     (12.58%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                As of December 31, 2002    For the Year ended December 31, 2002
                                                             ----------------------------- ----------------------------------
                                                                        Unit    Net Assets  Investment     Expense     Total
                                                              Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                             ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Scudder II SVS Dreman Small Cap Value Portfolio, Series I    6,456 $ 9.225035  $    60       0.38%        1.55%     (12.72%)
  Scudder II SVS Dreman Small Cap Value Portfolio, Series K    3,842   9.209199       35       0.38%        1.65%     (12.80%)
  Scudder II SVS Dreman Small Cap Value Portfolio, Series N       11   9.185451        -       0.38%        1.80%     (12.93%)
  Scudder II Government Securities Portfolio                  59,725  13.044457      779       3.59%        1.40%       6.55%
  Scudder II Government Securities Portfolio, Series I           730  13.010875       10       3.59%        1.55%       6.39%
  Scudder II Government Securities Portfolio, Series K         1,577  12.988538       20       3.59%        1.65%       6.28%
  Scudder II Government Securities Portfolio, Series N           573  12.955100        7       3.59%        1.80%       6.12%
  MFS Bond Series                                                 10  12.871381        -       5.69%        1.40%       7.41%
  MFS Research Series                                         75,386   8.077000      609       0.28%        1.40%     (25.59%)
  MFS Research Series B                                        4,115   8.045246       33       0.10%        1.40%     (25.77%)
  MFS Research Series B, Series I                                  9   8.024413        -       0.10%        1.55%     (25.88%)
  MFS Research Series B, Series K                                  9   8.010563        -       0.10%        1.65%     (25.95%)
  MFS Research Series B, Series N                                  9   7.989801        -       0.10%        1.80%     (26.07%)
  MFS Emerging Growth Series                                  67,529   7.837701      529       0.00%        1.40%     (34.68%)
  MFS Emerging Growth Series B                                     8   7.806484        -       0.00%        1.40%     (34.78%)
  MFS Emerging Growth Series B, Series I                           8   7.786244        -       0.00%        1.55%     (34.87%)
  MFS Emerging Growth Series B, Series K                           8   7.772782        -       0.00%        1.65%     (34.94%)
  MFS Emerging Growth Series B, Series N                         716   7.752653        6       0.00%        1.80%     (35.04%)
  MFS High Income Series                                      42,215   9.698803      409       6.79%        1.40%       1.14%
  MFS High Income Series B                                    72,600   9.625843      698       5.23%        1.40%       0.90%
  MFS High Income Series B, Series I                          18,544   9.600956      178       5.23%        1.55%       0.75%
  MFS High Income Series B, Series K                          16,758   9.584415      161       5.23%        1.65%       0.65%
  MFS High Income Series B, Series N                          16,066   9.559619      154       5.23%        1.80%       0.50%
  MFS Strategic Income Series                                  6,974  11.709635       82       0.94%        1.40%       6.90%
  MFS Strategic Income Series B                                4,826  11.671485       56       0.05%        1.40%       6.68%
  MFS Strategic Income Series B, Series I                         59  11.641311        1       0.05%        1.55%       6.53%
  MFS Strategic Income Series B, Series K                        932  11.621240       11       0.05%        1.65%       6.42%
  MFS Strategic Income Series B, Series N                        916  11.591189       10       0.05%        1.80%       6.26%
  MFS Investors Trust Series                                 168,930   8.079538    1,365       0.56%        1.40%     (22.06%)
  MFS Investors Trust Series B                                81,648   8.041738      657       0.43%        1.40%     (22.25%)
  MFS Investors Trust Series B, Series I                      17,895   8.020934      143       0.43%        1.55%     (22.37%)
  MFS Investors Trust Series B, Series K                      33,206   8.007075      266       0.43%        1.65%     (22.45%)
  MFS Investors Trust Series B, Series N                      40,511   7.986347      324       0.43%        1.80%     (22.56%)
  MFS New Discovery Series                                    60,459   5.435944      329       0.00%        1.40%     (32.58%)
  MFS New Discovery Series B                                 138,348   5.407779      748       0.00%        1.40%     (32.75%)
  MFS New Discovery Series B, Series I                        29,288   5.393776      158       0.00%        1.55%     (32.85%)
  MFS New Discovery Series B, Series K                        82,512   5.384463      445       0.00%        1.65%     (32.92%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                  As of December 31, 2002    For the Year ended December 31, 2002
                                                               ----------------------------- ----------------------------------
                                                                          Unit    Net Assets  Investment     Expense     Total
                                                                Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                               ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  MFS New Discovery Series B, Series N                          55,134 $ 5.370516  $   296       0.00%        1.80%     (33.02%)
  New England Zenith Davis Venture Value E                      70,108   8.357717      586       0.54%        1.40%     (17.71%)
  New England Zenith Davis Venture Value E, Series A             2,532   8.388549       21       0.54%        0.85%     (17.26%)
  New England Zenith Davis Venture Value E, Series E                10   8.380126        -       0.54%        1.00%     (17.38%)
  New England Zenith Davis Venture Value E, Series F               259   8.374517        2       0.54%        1.10%     (17.46%)
  New England Zenith Davis Venture Value E, Series G             1,848   8.366107       16       0.54%        1.25%     (17.59%)
  New England Zenith Davis Venture Value E, Series I            11,034   8.335400       92       0.54%        1.55%     (17.84%)
  New England Zenith Davis Venture Value E, Series K           108,703   8.320551      904       0.54%        1.65%     (17.92%)
  New England Zenith Davis Venture Value E, Series L            75,946   8.315670      632       0.54%        1.70%     (17.96%)
  New England Zenith Davis Venture Value E, Series N            10,834   8.298345       90       0.54%        1.80%     (18.04%)
  New England Zenith Davis Venture Value E, Series O            40,123   8.294725      333       0.54%        1.85%     (18.08%)
  New England Zenith Davis Venture Value E, Series P            13,276   8.283563      110       0.54%        1.90%     (18.12%)
  New England Zenith Davis Venture Value E, Series Q            33,032   8.280794      274       0.54%        1.95%     (18.16%)
  New England Zenith Davis Venture Value E, Series R             2,066   8.286912       17       0.54%        2.00%     (18.20%)
  New England Zenith Davis Venture Value E, Series S            22,205   8.261442      183       0.54%        2.05%     (18.25%)
  New England Zenith Davis Venture Value E, Series T             4,399   8.259938       36       0.54%        2.10%     (18.29%)
  New England Zenith Davis Venture Value E, Series U                20   8.257592        -       0.54%        2.25%     (18.41%)
  New England Zenith Harris Oakmark Focused Value B             30,178  10.713489      323       0.10%        1.40%     (10.33%)
  New England Zenith Harris Oakmark Focused Value B, Series I    1,143  10.684902       12       0.10%        1.55%     (10.47%)
  New England Zenith Harris Oakmark Focused Value B, Series K   91,702  10.665887      978       0.10%        1.65%     (10.56%)
  New England Zenith Harris Oakmark Focused Value B, Series L   44,179  10.659633      471       0.10%        1.70%     (10.60%)
  New England Zenith Harris Oakmark Focused Value B, Series N    6,034  10.637413       64       0.10%        1.80%     (10.69%)
  New England Zenith Harris Oakmark Focused Value B, Series O   25,099  10.632791      267       0.10%        1.85%     (10.73%)
  New England Zenith Harris Oakmark Focused Value B, Series P   11,660  10.618492      124       0.10%        1.90%     (10.78%)
  New England Zenith Harris Oakmark Focused Value B, Series Q   13,436  10.614947      143       0.10%        1.95%     (10.82%)
  New England Zenith Harris Oakmark Focused Value B, Series R    1,462  10.622765       15       0.10%        2.00%     (10.87%)
  New England Zenith Harris Oakmark Focused Value B, Series S   14,620  10.590154      155       0.10%        2.05%     (10.91%)
  New England Zenith Harris Oakmark Focused Value B, Series T    1,941  10.588230       21       0.10%        2.10%     (10.96%)
  New England Zenith Harris Oakmark Focused Value B, Series U        9  10.585189        -       0.10%        2.25%     (11.09%)
  New England Zenith Jennison Growth B                          46,537   7.628086      355       0.00%        1.40%     (23.72%)
  New England Zenith Jennison Growth B, Series I                 1,242   7.620419        9       0.00%        1.55%     (23.80%)
  New England Zenith Jennison Growth B, Series K                59,345   7.615315      452       0.00%        1.65%     (23.85%)
  New England Zenith Jennison Growth B, Series L                21,680   7.612760      165       0.00%        1.70%     (23.87%)
  New England Zenith Jennison Growth B, Series N                 7,776   7.607663       59       0.00%        1.80%     (23.92%)
  New England Zenith Jennison Growth B, Series O                26,639   7.605115      203       0.00%        1.85%     (23.95%)
  New England Zenith Jennison Growth B, Series P                 4,707   7.602564       36       0.00%        1.90%     (23.97%)
  New England Zenith Jennison Growth B, Series Q                 9,685   7.600018       74       0.00%        1.95%     (24.00%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                As of December 31, 2002    For the Year ended December 31, 2002
                                                             ----------------------------- ----------------------------------
                                                                        Unit    Net Assets  Investment     Expense     Total
                                                              Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                             ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  New England Zenith Jennison Growth B, Series R                 597 $ 7.597472  $     5        0.00%       2.00%     (24.03%)
  New England Zenith Jennison Growth B, Series S              24,133   7.594921      183        0.00%       2.05%     (24.05%)
  New England Zenith Jennison Growth B, Series T               2,648   7.592378       20        0.00%       2.10%     (24.08%)
  New England Zenith Jennison Growth B, Series U                  10   7.584747        -        0.00%       2.25%     (24.15%)
  New England Zenith MFS Investors Trust B                    83,926   8.286021      695        0.00%       1.40%     (21.44%)
  New England Zenith MFS Investors Trust B, Series A              10   8.316609        -        0.00%       0.85%     (21.00%)
  New England Zenith MFS Investors Trust B, Series E              10   8.308253        -        0.00%       1.00%     (21.12%)
  New England Zenith MFS Investors Trust B, Series F              10   8.302694        -        0.00%       1.10%     (21.20%)
  New England Zenith MFS Investors Trust B, Series G              10   8.294351        -        0.00%       1.25%     (21.32%)
  New England Zenith MFS Investors Trust B, Series I          18,697   8.277696      155        0.00%       1.55%     (21.56%)
  New England Zenith MFS Investors Trust B, Series K           8,530   8.272157       71        0.00%       1.65%     (21.63%)
  New England Zenith MFS Investors Trust B, Series N           4,320   8.263852       36        0.00%       1.80%     (21.75%)
  New England Zenith MFS Total Return B                       44,976   9.123353      410        0.00%       1.40%      (6.83%)
  New England Zenith MFS Total Return B, Series A              3,152   9.157000       28        0.00%       0.85%      (6.31%)
  New England Zenith MFS Total Return B, Series E              2,281   9.147806       21        0.00%       1.00%      (6.45%)
  New England Zenith MFS Total Return B, Series F                182   9.141689        2        0.00%       1.10%      (6.55%)
  New England Zenith MFS Total Return B, Series G              3,911   9.132516       36        0.00%       1.25%      (6.69%)
  New England Zenith MFS Total Return B, Series I                177   9.114200        2        0.00%       1.55%      (6.97%)
  New England Zenith MFS Total Return B, Series K                 10   9.108103        -        0.00%       1.65%      (7.06%)
  New England Zenith MFS Total Return B, Series N                 10   9.098968        -        0.00%       1.80%      (7.20%)
  New England Zenith Capital Guardian US Equity B             37,257   7.816345      291        0.00%       1.40%     (21.84%)
  New England Zenith Capital Guardian US Equity B, Series A    2,613   7.845203       21        0.00%       0.85%     (21.55%)
  New England Zenith Capital Guardian US Equity B, Series E       10   7.837319        -        0.00%       1.00%     (21.63%)
  New England Zenith Capital Guardian US Equity B, Series F       10   7.832076        -        0.00%       1.10%     (21.68%)
  New England Zenith Capital Guardian US Equity B, Series G       10   7.824205        -        0.00%       1.25%     (21.76%)
  New England Zenith Capital Guardian US Equity B, Series I    6,018   7.808491       47        0.00%       1.55%     (21.92%)
  New England Zenith Capital Guardian US Equity B, Series K    1,734   7.803262       14        0.00%       1.65%     (21.97%)
  New England Zenith Capital Guardian US Equity B, Series N       10   7.795430        -        0.00%       1.80%     (22.05%)
  Oppenheimer Capital Appreciation Fund                       28,516  10.461648      298        0.62%       1.40%     (27.88%)
  Oppenheimer Main Street Growth & Income Fund                44,450   7.918556      352        0.79%       1.40%     (19.93%)
  Oppenheimer High Income Fund                                22,628   9.359785      212       10.85%       1.40%      (3.75%)
  Oppenheimer Bond Fund                                       88,380  12.256090    1,083        7.14%       1.40%       7.56%
  Oppenheimer Strategic Bond Fund                              9,802  11.426028      112        6.72%       1.40%       5.95%
  Putnam VT Growth and Income Fund                           151,743   9.023303    1,369        1.82%       1.40%     (19.92%)
  Putnam VT Growth and Income Fund B                          28,659   8.965451      257        0.59%       1.40%     (20.12%)
  Putnam VT Growth and Income Fund B, Series I                 2,044   8.942238       18        0.59%       1.55%     (20.24%)
  Putnam VT Growth and Income Fund B, Series K                 6,553   8.926812       59        0.59%       1.65%     (20.31%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                 As of December 31, 2002    For the Year ended December 31, 2002
                                                              ----------------------------- ----------------------------------
                                                                         Unit    Net Assets  Investment     Expense     Total
                                                               Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                              ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Putnam VT Growth and Income Fund B, Series N                      9 $ 8.903701  $     -       0.59%        1.80%     (20.43%)
  Putnam VT New Value Fund                                      7,520  10.681554       80       1.14%        1.40%     (16.62%)
  Putnam VT New Value Fund B                                    1,021  10.622335       11       0.77%        1.40%     (16.78%)
  Putnam VT New Value Fund B, Series I                              8  10.594831        -       0.77%        1.55%     (16.90%)
  Putnam VT New Value Fund B, Series K                            801  10.576546        8       0.77%        1.65%     (16.99%)
  Putnam VT New Value Fund B, Series N                            361  10.549166        4       0.77%        1.80%     (17.11%)
  Putnam VT Vista Fund                                         52,439   7.596843      398       0.00%        1.40%     (31.35%)
  Putnam VT Vista Fund B                                        1,165   7.552586        9       0.00%        1.40%     (31.57%)
  Putnam VT Vista Fund B, Series I                                  8   7.533023        -       0.00%        1.55%     (31.67%)
  Putnam VT Vista Fund B, Series K                              1,036   7.520003        8       0.00%        1.65%     (31.74%)
  Putnam VT Vista Fund B, Series N                              1,036   7.500515        7       0.00%        1.80%     (31.84%)
  Putnam VT International Growth Fund                         118,166  10.558686    1,248       1.05%        1.40%     (18.67%)
  Putnam VT International Growth Fund B                       108,195  10.498595    1,136       0.64%        1.40%     (18.82%)
  Putnam VT International Growth Fund B, Series I              24,646  10.471423      258       0.64%        1.55%     (18.94%)
  Putnam VT International Growth Fund B, Series K              32,983  10.453331      345       0.64%        1.65%     (19.02%)
  Putnam VT International Growth Fund B, Series N              46,077  10.426258      480       0.64%        1.80%     (19.14%)
  Putnam VT International New Opportunities Fund               20,105   8.328903      167       0.91%        1.40%     (14.67%)
  Putnam VT International New Opportunities Fund B                364   8.281257        3       0.48%        1.40%     (14.83%)
  Putnam VT International New Opportunities Fund B, Series I    1,048   8.259805        9       0.48%        1.55%     (14.96%)
  Putnam VT International New Opportunities Fund B, Series K      407   8.245550        3       0.48%        1.65%     (15.05%)
  Putnam VT International New Opportunities Fund B, Series N      443   8.224198        4       0.48%        1.80%     (15.17%)
  Templeton Global Income Securities Fund                       4,427  12.198304       54       1.18%        1.40%      19.76%
  Templeton Global Income Securities Fund Series A                 10  12.888895        -       1.18%        0.85%      20.42%
  Templeton Global Income Securities Fund B                     1,328  12.118940       17       1.19%        1.40%      19.47%
  Templeton Global Income Securities Fund B, Series A              10  12.228194        -       1.19%        0.85%      20.12%
  Templeton Global Income Securities Fund B, Series E              10  12.198301        -       1.19%        1.00%      19.94%
  Templeton Global Income Securities Fund B, Series F              10  12.178399        -       1.19%        1.10%      19.82%
  Templeton Global Income Securities Fund B, Series G              10  12.148643        -       1.19%        1.25%      19.64%
  Templeton Global Income Securities Fund B, Series I              10  12.087221        -       1.19%        1.55%      19.29%
  Templeton Global Income Securities Fund B, Series K              10  12.066122        -       1.19%        1.65%      19.17%
  Templeton Global Income Securities Fund B, Series N              10  12.034541        -       1.19%        1.80%      18.99%
  Franklin Small Cap Fund                                      50,085   8.631775      432       0.42%        1.40%     (29.52%)
  Franklin Small Cap Fund Series A                                447   4.269943        2       0.42%        0.85%     (29.13%)
  Franklin Small Cap Fund B                                    18,001   8.578154      154       0.24%        1.40%     (29.68%)
  Franklin Small Cap Fund B, Series A                           1,602   8.655674       14       0.24%        0.85%     (29.29%)
  Franklin Small Cap Fund B, Series E                               8   8.634454        -       0.24%        1.00%     (29.39%)
  Franklin Small Cap Fund B, Series F                             348   8.620347        3       0.24%        1.10%     (29.47%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                              As of December 31, 2002    For the Year ended December 31, 2002
                                                            ---------------------------- ----------------------------------
                                                                      Unit    Net Assets  Investment     Expense     Total
                                                            Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                            ------ ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Franklin Small Cap Fund B, Series G                            8 $ 8.599225  $     -       0.24%        1.25%     (29.57%)
  Franklin Small Cap Fund B, Series I                            9   8.555648        -       0.24%        1.55%     (29.78%)
  Franklin Small Cap Fund B, Series K                        3,043   8.540681       26       0.24%        1.65%     (29.85%)
  Franklin Small Cap Fund B, Series N                           93   8.518278        1       0.24%        1.80%     (29.96%)
  Templeton Growth Fund Securities Fund                     18,676  11.097483      207       2.62%        1.40%     (19.46%)
  Templeton Growth Fund Securities Fund Series A             4,137   8.261196       34       2.62%        0.85%     (19.01%)
  Templeton Growth Securities Fund B                         7,728  10.406767       81       2.46%        1.40%     (19.62%)
  Templeton Growth Securities Fund B, Series A               1,872  10.500753       20       2.46%        0.85%     (19.18%)
  Templeton Growth Securities Fund B, Series E                   8  10.475037        -       2.46%        1.00%     (19.30%)
  Templeton Growth Securities Fund B, Series F                   8  10.457929        -       2.46%        1.10%     (19.38%)
  Templeton Growth Securities Fund B, Series G                   8  10.432313        -       2.46%        1.25%     (19.50%)
  Templeton Growth Securities Fund B, Series I                 600  10.379482        6       2.46%        1.55%     (19.74%)
  Templeton Growth Securities Fund B, Series K                 326  10.361354        3       2.46%        1.65%     (19.82%)
  Templeton Growth Securities Fund B, Series N                 226  10.334186        2       2.46%        1.80%     (19.95%)
  Templeton Foreign Securities Fund                         86,788   7.193635      624       1.75%        1.40%     (19.54%)
  Templeton Foreign Securities Fund Series A                 1,712   6.743918       12       1.75%        0.85%     (19.10%)
  Templeton Foreign Securities Fund B                       21,236   7.161705      152       1.53%        1.40%     (19.70%)
  Templeton Foreign Securities Fund B, Series A             13,771   7.226396      100       1.53%        0.85%     (19.25%)
  Templeton Foreign Securities Fund B, Series E                 10   7.208702        -       1.53%        1.00%     (19.37%)
  Templeton Foreign Securities Fund B, Series F              2,021   7.196923       15       1.53%        1.10%     (19.45%)
  Templeton Foreign Securities Fund B, Series G                 10   7.179284        -       1.53%        1.25%     (19.58%)
  Templeton Foreign Securities Fund B, Series I              2,140   7.142932       15       1.53%        1.55%     (19.82%)
  Templeton Foreign Securities Fund B, Series K              2,808   7.130450       20       1.53%        1.65%     (19.90%)
  Templeton Foreign Securities Fund B, Series N                 11   7.111749        -       1.53%        1.80%     (20.02%)
  Templeton Developing Markets Securities Fund              48,279   6.905571      333       1.63%        1.40%      (1.35%)
  Templeton Developing Markets Securities Fund B            62,135   6.870187      427       1.48%        1.40%      (1.54%)
  Templeton Developing Markets Securities Fund B, Series I   9,153   6.852423       63       1.48%        1.55%      (1.68%)
  Templeton Developing Markets Securities Fund B, Series K  17,571   6.840593      120       1.48%        1.65%      (1.78%)
  Templeton Developing Markets Securities Fund B, Series N  33,366   6.822902      227       1.48%        1.80%      (1.93%)
  Templeton Mutual Shares Securities Fund                   30,450  10.708924      326       1.09%        1.40%     (12.79%)
  Templeton Mutual Shares Securities Fund B                 47,402  10.637552      505       0.95%        1.40%     (13.04%)
  Templeton Mutual Shares Securities Fund B, Series A          101  10.676785        1       0.95%        0.85%     (12.56%)
  Templeton Mutual Shares Securities Fund B, Series E        2,795  10.666070       30       0.95%        1.00%     (12.69%)
  Templeton Mutual Shares Securities Fund B, Series F            8  10.658936        -       0.95%        1.10%     (12.78%)
  Templeton Mutual Shares Securities Fund B, Series G            8  10.648247        -       0.95%        1.25%     (12.91%)
  Templeton Mutual Shares Securities Fund B, Series I        7,857  10.610126       83       0.95%        1.55%     (13.17%)
  Templeton Mutual Shares Securities Fund B, Series K       13,617  10.591865      144       0.95%        1.65%     (13.26%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                            As of December 31, 2002    For the Year ended December 31, 2002
                                                         ----------------------------- ----------------------------------
                                                                    Unit    Net Assets  Investment     Expense     Total
                                                          Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                         ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Templeton Mutual Shares Securities Fund B, Series N     27,534 $10.564552  $   291       0.95%        1.80%     (13.39%)
  Franklin Large Cap Growth Securities Fund               56,449  10.140361      572       0.82%        1.40%     (24.01%)
  Franklin Large Cap Growth Securities Fund Series A       5,654   6.495366       37       0.82%        0.85%     (23.59%)
  Franklin Large Cap Growth Securities Fund B              5,416  10.077786       55       0.74%        1.40%     (24.26%)
  Franklin Large Cap Growth Securities Fund B, Series A   10,461  10.168840      107       0.74%        0.85%     (23.84%)
  Franklin Large Cap Growth Securities Fund B, Series E        7  10.143926        -       0.74%        1.00%     (23.95%)
  Franklin Large Cap Growth Securities Fund B, Series F      717  10.127350        7       0.74%        1.10%     (24.03%)
  Franklin Large Cap Growth Securities Fund B, Series G        7  10.102531        -       0.74%        1.25%     (24.14%)
  Franklin Large Cap Growth Securities Fund B, Series I    2,306  10.051367       23       0.74%        1.55%     (24.37%)
  Franklin Large Cap Growth Securities Fund B, Series K      509  10.033783        5       0.74%        1.65%     (24.45%)
  Franklin Large Cap Growth Securities Fund B, Series N        7  10.007490        -       0.74%        1.80%     (24.56%)
  Fidelity VIP Growth Portfolio                            8,263   8.734363       72       0.25%        1.40%     (31.08%)
  Fidelity VIP Growth Portfolio B                          7,103   8.668190       62       0.11%        1.40%     (31.27%)
  Fidelity VIP Growth Portfolio B, Series I                    7   8.646314        -       0.11%        1.55%     (31.37%)
  Fidelity VIP Growth Portfolio B, Series K               11,294   8.631748       97       0.11%        1.65%     (31.44%)
  Fidelity VIP Growth Portfolio B, Series N                1,475   8.609956       13       0.11%        1.80%     (31.54%)
  Fidelity VIP II Contrafund Portfolio                     3,272  10.849859       35       0.81%        1.40%     (10.61%)
  Fidelity VIP III Growth Portfolio Opportunities          1,826   6.457176       12       1.08%        1.40%     (22.93%)
  Fidelity VIP III Growth Portfolio & Income Portfolio     5,521   9.281053       51       1.33%        1.40%     (17.77%)
  Fidelity VIP Equity-Income Portfolio                       686   9.189011        6       1.75%        1.40%     (18.10%)
  Fidelity VIP Equity-Income Portfolio B                   4,518   9.102437       41       1.05%        1.40%     (18.31%)
  Fidelity VIP Equity-Income Portfolio B, Series I           765   9.079468        7       1.05%        1.55%     (18.43%)
  Fidelity VIP Equity-Income Portfolio B, Series K         6,787   9.064194       61       1.05%        1.65%     (18.51%)
  Fidelity VIP Equity-Income Portfolio B, Series N         1,732   9.041335       16       1.05%        1.80%     (18.63%)
  Fidelity High Income Portfolio B                         1,119   9.193222       10       0.97%        1.40%       1.86%)
  Fidelity High Income Portfolio B, Series I                  10   9.170045        -       0.97%        1.55%       1.71%)
  Fidelity High Income Portfolio B, Series K                 408   9.154638        4       0.97%        1.65%       1.61%)
  Fidelity High Income Portfolio B, Series N                  10   9.131561        -       0.97%        1.80%       1.46%)
  American Century VP Income & Growth Fund               330,732   6.538203    2,163       0.83%        1.40%     (20.49%)
  American Century VP Income & Growth Fund, Series I      52,032   6.521269      339       0.83%        1.55%     (20.61%)
  American Century VP Income & Growth Fund, Series K      74,802   6.510021      487       0.83%        1.65%     (20.69%)
  American Century VP Income & Growth Fund, Series N     109,099   6.493162      708       0.83%        1.80%     (20.81%)
  American Century VP International Fund                   8,058   5.643647       45       0.59%        1.40%     (21.48%)
  American Century VP International Fund, Series I           648   5.629027        4       0.59%        1.55%     (21.60%)
  American Century VP International Fund, Series K         4,789   5.619310       27       0.59%        1.65%     (21.68%)
  American Century VP International Fund, Series N            12   5.604760        -       0.59%        1.80%     (21.79%)
  American Century VP Value Fund                          67,093  10.709523      719       0.80%        1.40%     (13.84%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                             As of December 31, 2002    For the Year ended December 31, 2002
                                                          ----------------------------- ----------------------------------
                                                                     Unit    Net Assets  Investment     Expense     Total
                                                           Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  American Century VP Value Fund, Series I                 19,221 $10.681818  $   205        0.80%       1.55%     (13.97%)
  American Century VP Value Fund, Series K                 18,410  10.663385      196        0.80%       1.65%     (14.05%)
  American Century VP Value Fund, Series N                 26,509  10.635782      282        0.80%       1.80%     (14.18%)
  Dreyfus Stock Index Fund                                 11,911   6.135575       73        1.27%       1.40%     (23.44%)
  Dreyfus Stock Index Fund B                               15,501   6.085947       94        1.51%       1.40%     (23.63%)
  Dreyfus Stock Index Fund B, Series I                      2,237   6.070194       14        1.51%       1.55%     (23.74%)
  Dreyfus Stock Index Fund B, Series K                     41,355   6.059699      251        1.51%       1.65%     (23.82%)
  Dreyfus Stock Index Fund B, Series N                         12   6.044010        -        1.51%       1.80%     (23.93%)
  Dreyfus VIF Disciplined Stock Portfolio                   3,367   6.036144       20        0.45%       1.40%     (23.69%)
  Dreyfus VIF Disciplined Stock Portfolio B                 5,308   5.996300       32        0.55%       1.40%     (23.80%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series I          12   5.980777        -        0.55%       1.55%     (23.91%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series K          12   5.970450        -        0.55%       1.65%     (23.99%)
  Dreyfus VIF Disciplined Stock Portfolio B, Series N          12   5.954985        -        0.55%       1.80%     (24.10%)
  Dreyfus VIF Capital Appreciation Portfolio               21,971   7.295378      160        0.68%       1.40%     (17.87%)
  Dreyfus VIF Capital Appreciation Portfolio B             68,262   7.238554      494        1.31%       1.40%     (18.05%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series I   16,516   7.219814      119        1.31%       1.55%     (18.17%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series K   32,179   7.207355      232        1.31%       1.65%     (18.25%)
  Dreyfus VIF Capital Appreciation Portfolio B, Series N   47,683   7.188696      343        1.31%       1.80%     (18.38%)
  INVESCO VIF Dynamics Fund                               174,816   4.836232      845        0.00%       1.40%     (32.85%)
  INVESCO VIF Dynamics Fund, Series I                      26,869   4.823712      130        0.00%       1.55%     (32.95%)
  INVESCO VIF Dynamics Fund, Series K                      44,529   4.815363      214        0.00%       1.65%     (33.02%)
  INVESCO VIF Dynamics Fund, Series N                      58,253   4.802890      280        0.00%       1.80%     (33.12%)
  INVESCO VIF High Yield Fund                              14,849   7.198007      107       10.57%       1.40%      (2.67%)
  INVESCO VIF High Yield Fund, Series I                     3,301   7.179396       24       10.57%       1.55%      (2.81%)
  INVESCO VIF High Yield Fund, Series K                     3,887   7.167015       28       10.57%       1.65%      (2.91%)
  INVESCO VIF High Yield Fund, Series N                     6,049   7.148465       43       10.57%       1.80%      (3.06%)
  PIMCO High Yield Bond Portfolio                           6,571   9.698219       64        7.30%       1.40%      (2.56%)
  PIMCO High Yield Bond Portfolio, Series I                    10   9.673140        -        7.30%       1.55%      (2.71%)
  PIMCO High Yield Bond Portfolio, Series K                 2,224   9.656462       21        7.30%       1.65%      (2.81%)
  PIMCO High Yield Bond Portfolio, Series N                   287   9.631487        3        7.30%       1.80%      (2.95%)
  PIMCO Low Duration Bond Portfolio                        21,591  11.980090      259        3.39%       1.40%       5.57%
  PIMCO Low Duration Bond Portfolio, Series I               3,981  11.949116       47        3.39%       1.55%       5.41%
  PIMCO Low Duration Bond Portfolio, Series K               1,418  11.928507       17        3.39%       1.65%       5.31%
  PIMCO Low Duration Bond Portfolio, Series N               1,825  11.897675       22        3.39%       1.80%       5.15%
  PIMCO StocksPLUS Growth & Income Portfolio               10,911   6.379619       70        3.37%       1.40%     (21.33%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series I      1,081   6.363091        7        3.37%       1.55%     (21.45%)
  PIMCO StocksPLUS Growth & Income Portfolio, Series K        357   6.352110        2        3.37%       1.65%     (21.53%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                             As of December 31, 2002    For the Year ended December 31, 2002
                                                          ----------------------------- ----------------------------------
                                                                     Unit    Net Assets  Investment     Expense     Total
                                                           Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  PIMCO StocksPLUS Growth & Income Portfolio, Series N         12 $ 6.335664  $     -       3.37%        1.80%     (21.65%)
  PIMCO Total Return Bond Portfolio                       145,840  12.362084    1,803       4.15%        1.40%       7.57%
  PIMCO Total Return Bond Portfolio, Series I              43,953  12.330129      542       4.15%        1.55%       7.40%
  PIMCO Total Return Bond Portfolio, Series K              27,984  12.308845      345       4.15%        1.65%       7.30%
  PIMCO Total Return Bond Portfolio, Series N              37,337  12.277043      458       4.15%        1.80%       7.14%
  Scudder International Portfolio                          16,042   4.929448       79       0.89%        1.40%     (19.50%)
  Scudder International Portfolio B                        51,809   4.918752      255       0.51%        1.40%     (19.75%)
  Scudder International Portfolio B, Series I               5,841   4.905998       29       0.51%        1.55%     (19.87%)
  Scudder International Portfolio B, Series K              17,585   4.897527       86       0.51%        1.65%     (19.95%)
  Scudder International Portfolio B, Series N              35,400   4.884831      173       0.51%        1.80%     (20.07%)

Annuitization units:
  Met Investors Lord Abbett Growth and Income Portfolio     9,196  23.490963      216       0.87%        1.40%     (19.09%)
  Met Investors Lord Abbett Bond Debenture Portfolio          354  11.863796        4       9.14%        1.40%      (1.77%)
  Met Investors Lord Abbett Developing Growth Portfolio       362   6.418354        2       0.00%        1.40%     (29.98%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio            84  13.482047        1       0.48%        1.40%     (10.57%)
  Met Investors JP Morgan Enhanced Index Portfolio         13,718  10.962025      150       0.84%        1.40%     (26.00%)
  Met Investors JP Morgan International Equity Portfolio    4,258   7.494641       32       0.00%        1.40%     (17.52%)
  Met Investors JP Morgan Quality Bond Portfolio            5,694  12.430203       71       4.72%        1.40%       7.44%
  Met Investors JP Morgan Select Equity Portfolio           2,000   9.962640       20       0.57%        1.40%     (26.68%)
  Met Investors Small Cap Stock                               124   9.591913        1       0.08%        1.40%     (22.15%)
  GACC Money Market Fund                                   10,368  10.240853      106       2.92%        1.40%       0.23%
  Russell Multi-Style Fund                                  5,255   7.037890       37       0.60%        1.40%     (24.26%)
  Russell Aggressive Equity Fund                              966   6.784422        7       0.00%        1.40%     (20.18%)
  Russell Non-US Fund                                       3,026   6.884631       21       1.51%        1.40%     (16.33%)
  Russell Core Bond Fund                                    5,462  11.081634       61       2.92%        1.40%       7.33%
  Russell Real Estate Fund                                    820  11.568004        9       5.11%        1.40%       2.36%
  AIM V.I. Premier Equity Fund                              1,059   7.208813        8       0.30%        1.40%     (31.23%)
  AIM V.I. Capital Appreciation Fund                          320   7.194758        2       0.00%        1.40%     (25.41%)
  AllianceBernstein Real Estate Investment Portfolio        1,583   8.915894       14       2.45%        1.40%       1.18%
  Scudder II Government Securities Fund                    10,452  11.250923      118       3.59%        1.40%       6.55%
  Templeton Growth Securities Fund                            388   9.313708        4       2.62%        1.40%     (19.46%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



MetLife Investors Variable Annuity Account Five sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                       As of December 31, 2001     For the Year ended December 31, 2001
                                                   ------------------------------- ----------------------------------
                                                                Unit    Net Assets  Investment     Expense     Total
                                                     Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   --------- ---------- ---------- -------------   -------   ---------
Accumulation units:
 Met Investors Lord Abbett Growth and Income
   Portfolio                                       1,298,724 $41.475565  $53,865       0.91%        1.40%      (7.04%)
 Met Investors Lord Abbett Growth and Income
   Portfolio, Series A                                44,806  11.692319      524       0.91%        0.85%      (6.52%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B                                        41,613  41.392944    1,724       0.21%        1.40%      (7.30%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series A                              18,900  41.537310      785       0.21%        0.85%      (6.79%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series E                                 607  41.497891       25       0.21%        1.00%      (6.93%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series F                               3,107  41.471623      129       0.21%        1.10%      (7.02%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series G                                 848  41.432262       35       0.21%        1.25%      (7.16%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series I                              17,246  41.344503      713       0.21%        1.55%      (7.44%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series K                              15,515  41.312239      641       0.21%        1.65%      (7.54%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series L                                 167  41.307768        7       0.21%        1.70%      (7.58%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series N                               2,262  41.263886       93       0.21%        1.80%      (7.67%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series O                                 303  41.265681       13       0.21%        1.85%      (7.72%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series P                                 176  41.231685        7       0.21%        1.90%      (7.77%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series Q                                 151  41.237641        6       0.21%        1.95%      (7.81%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series R                                   2  41.289644        -       0.21%        2.00%      (7.86%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series S                                 206  41.183429        8       0.21%        2.05%      (7.91%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series T                                   2  41.195623        -       0.21%        2.10%      (7.95%)
 Met Investors Lord Abbett Growth and Income
   Portfolio B, Series U                                   2  41.246677        -       0.21%        2.25%      (8.09%)
 Met Investors Lord Abbett Bond Debenture
   Portfolio                                         856,546  14.003448   11,995       8.08%        1.40%       2.34%
 Met Investors Lord Abbett Bond Debenture
   Portfolio Series A                                 24,475  10.153395      248       8.08%        0.85%       2.90%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B                                        24,769  13.978494      346       2.03%        1.40%       2.04%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series A                              15,626  14.027227      220       2.03%        0.85%       2.61%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series E                                 496  14.013910        7       2.03%        1.00%       2.45%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series F                               5,048  14.005054       71       2.03%        1.10%       2.35%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series G                               7,638  13.991767      107       2.03%        1.25%       2.20%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series I                               8,168  13.962133      114       2.03%        1.55%       1.89%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series K                               8,554  13.951241      119       2.03%        1.65%       1.78%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series L                                   7  13.949937        -       2.03%        1.70%       1.73%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series N                               2,525  13.934910       35       2.03%        1.80%       1.63%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series O                                 905  13.935729       13       2.03%        1.85%       1.58%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series P                                 101  13.924032        1       2.03%        1.90%       1.53%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series Q                                   7  13.926270        -       2.03%        1.95%       1.48%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2001     For the Year ended December 31, 2001
                                                   ------------------------------- ----------------------------------
                                                                Unit    Net Assets  Investment     Expense     Total
                                                     Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series R                                   7 $13.943623  $     -       2.03%        2.00%       1.43%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series S                                 612  13.907731        9       2.03%        2.05%       1.38%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series T                                   7  13.912076        -       2.03%        2.10%       1.32%
 Met Investors Lord Abbett Bond Debenture
   Portfolio B, Series U                                   7  13.929118        -       2.03%        2.25%       1.17%
 Met Investors Lord Abbett Developing Growth
   Portfolio                                         215,017  10.627208    2,285       0.00%        1.40%      (8.14%)
 Met Investors Lord Abbett Developing Growth
   Portfolio Series A                                  2,812   7.052496       20       0.00%        0.85%      (7.63%)
 Met Investors Lord Abbett Developing Growth
   Portfolio B                                         8,268  10.607266       89       0.00%        1.40%      (8.38%)
 Met Investors Lord Abbett Developing Growth
   Portfolio B, Series A                               2,146  10.644275       23       0.00%        0.85%      (7.87%)
 Met Investors Lord Abbett Developing Growth
   Portfolio B, Series E                                  10  10.634179        -       0.00%        1.00%      (8.01%)
 Met Investors Lord Abbett Developing Growth
   Portfolio B, Series F                                  47  10.627445        -       0.00%        1.10%      (8.10%)
 Met Investors Lord Abbett Developing Growth
   Portfolio B, Series G                                  10  10.617352        -       0.00%        1.25%      (8.24%)
 Met Investors Lord Abbett Developing Growth
   Portfolio B, Series I                                  11  10.595365        -       0.00%        1.55%      (8.51%)
 Met Investors Lord Abbett Developing Growth
   Portfolio B, Series K                               1,338  10.587451       14       0.00%        1.65%      (8.61%)
 Met Investors Lord Abbett Developing Growth
   Portfolio B, Series N                                  11  10.575580        -       0.00%        1.80%      (8.74%)
 Met Investors Lord Abbett Growth Opportunity
   Portfolio                                          11,820   8.830081      104       0.00%        1.40%      (8.40%)
 Met Investors Lord Abbett Growth Opportunity
   Portfolio, Series A                                    10   8.862635        -       0.00%        0.85%      (8.07%)
 Met Investors Lord Abbett Growth Opportunity
   Portfolio B                                        14,362   8.819461      127       0.00%        1.40%       5.32%
 Met Investors Lord Abbett Growth Opportunity
   Portfolio B, Series A                               8,631   8.850233       76       0.00%        0.85%       5.78%
 Met Investors Lord Abbett Growth Opportunity
   Portfolio B, Series E                                  11   8.841840        -       0.00%        1.00%       5.65%
 Met Investors Lord Abbett Growth Opportunity
   Portfolio B, Series F                                 330   8.836233        3       0.00%        1.10%       5.57%
 Met Investors Lord Abbett Growth Opportunity
   Portfolio B, Series G                                  11   8.827844        -       0.00%        1.25%       5.45%
 Met Investors Lord Abbett Growth Opportunity
   Portfolio B, Series I                               2,044   8.809572       18       0.00%        1.55%       5.20%
 Met Investors Lord Abbett Growth Opportunity
   Portfolio B, Series K                               9,292   8.802984       82       0.00%        1.65%       5.12%
 Met Investors Lord Abbett Growth Opportunity
   Portfolio B, Series N                                  63   8.793111        1       0.00%        1.80%       4.99%
 Met Investors Large Cap Research Portfolio                -          -        -       0.62%        1.40%       4.02%
 Met Investors Large Cap Research Portfolio
   Series A                                                -          -        -       0.62%        0.85%      (0.90%)
 Met Investors Lord Abbett Mid-Cap Value Portfolio   232,609  17.478808    4,067       0.48%        1.40%       6.58%
 Met Investors Lord Abbett Mid-Cap Value
   Portfolio Series A                                  8,661  16.719483      144       0.48%        0.85%       7.17%
 Met Investors Lord Abbett Mid-Cap Value
   Portfolio B                                        31,692  17.457790      553       0.11%        1.40%       6.40%
 Met Investors Lord Abbett Mid-Cap Value
   Portfolio B, Series A                              18,521  17.518635      326       0.11%        0.85%       6.99%
 Met Investors Lord Abbett Mid-Cap Value
   Portfolio B, Series E                                 213  17.502028        3       0.11%        1.00%       6.83%
 Met Investors Lord Abbett Mid-Cap Value
   Portfolio B, Series F                               1,110  17.490951       19       0.11%        1.10%       6.72%
 Met Investors Lord Abbett Mid-Cap Value
   Portfolio B, Series G                               2,176  17.474365       38       0.11%        1.25%       6.56%
 Met Investors Lord Abbett Mid-Cap Value
   Portfolio B, Series I                               4,642  17.438226       81       0.11%        1.55%       6.24%
 Met Investors Lord Abbett Mid-Cap Value
   Portfolio B, Series K                              11,661  17.425201      203       0.11%        1.65%       6.14%
 Met Investors Lord Abbett Mid-Cap Value
   Portfolio B, Series N                               1,630  17.405673       28       0.11%        1.80%       5.98%
 Met Investors JP Morgan Enhanced Index Portfolio  1,461,056  17.175694   25,095       0.82%        1.40%     (12.65%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2001     For the Year ended December 31, 2001
                                                   ------------------------------- ----------------------------------
                                                                Unit    Net Assets  Investment     Expense     Total
                                                     Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   --------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Met Investors JP Morgan Enhanced Index Portfolio
   Series A                                           14,882 $ 8.268867  $   123       0.82%        0.85%     (12.16%)
 Met Investors JP Morgan Enhanced Index Portfolio
   B                                                   7,976  17.140791      137       0.29%        1.40%     (12.88%)
 Met Investors JP Morgan Enhanced Index Portfolio
   B, Series A                                         2,305  17.200595       40       0.29%        0.85%     (12.40%)
 Met Investors JP Morgan Enhanced Index Portfolio
   B, Series E                                             5  17.184263        -       0.29%        1.00%     (12.53%)
 Met Investors JP Morgan Enhanced Index Portfolio
   B, Series F                                           230  17.173380        4       0.29%        1.10%     (12.62%)
 Met Investors JP Morgan Enhanced Index Portfolio
   B, Series G                                             5  17.157081        -       0.29%        1.25%     (12.75%)
 Met Investors JP Morgan Enhanced Index Portfolio
   B, Series I                                         1,382  17.121564       24       0.29%        1.55%     (13.02%)
 Met Investors JP Morgan Enhanced Index Portfolio
   B, Series K                                           658  17.108764       11       0.29%        1.65%     (13.10%)
 Met Investors JP Morgan Enhanced Index Portfolio
   B, Series N                                           782  17.089569       13       0.29%        1.80%     (13.23%)
 Met Investors JP Morgan International Equity
   Portfolio                                         754,792  10.535673    7,952       1.30%        1.40%     (21.44%)
 Met Investors JP Morgan International Equity
   Portfolio Series A                                  9,538   6.392602       61       1.30%        0.85%     (21.01%)
 Met Investors JP Morgan International Equity
   Portfolio B                                           622  10.512950        7       0.41%        1.40%     (21.68%)
 Met Investors JP Morgan International Equity
   Portfolio B, Series A                                   8  10.549652        -       0.41%        0.85%     (21.25%)
 Met Investors JP Morgan International Equity
   Portfolio B, Series E                                   8  10.539643        -       0.41%        1.00%     (21.37%)
 Met Investors JP Morgan International Equity
   Portfolio B, Series F                                 125  10.532953        1       0.41%        1.10%     (21.45%)
 Met Investors JP Morgan International Equity
   Portfolio B, Series G                                   8  10.522944        -       0.41%        1.25%     (21.56%)
 Met Investors JP Morgan International Equity
   Portfolio B, Series I                                 480  10.501147        5       0.41%        1.55%     (21.80%)
 Met Investors JP Morgan International Equity
   Portfolio B, Series K                                   9  10.493282        -       0.41%        1.65%     (21.88%)
 Met Investors JP Morgan International Equity
   Portfolio B, Series N                                 741  10.481506        8       0.41%        1.80%     (22.00%)
 Met Investors JP Morgan Quality Bond Portfolio      603,806  13.413836    8,099       4.73%        1.40%       5.56%
 Met Investors JP Morgan Quality Bond Portfolio
   Series A                                              385  11.681805        5       4.73%        0.85%       6.17%
 Met Investors JP Morgan Quality Bond Portfolio B     15,219  13.402074      204       0.99%        1.40%       5.35%
 Met Investors JP Morgan Quality Bond Portfolio
   B, Series A                                         8,107  13.448794      109       0.99%        0.85%       5.93%
 Met Investors JP Morgan Quality Bond Portfolio
   B, Series E                                             8  13.436036        -       0.99%        1.00%       5.77%
 Met Investors JP Morgan Quality Bond Portfolio
   B, Series F                                           509  13.427541        7       0.99%        1.10%       5.67%
 Met Investors JP Morgan Quality Bond Portfolio
   B, Series G                                             8  13.414802        -       0.99%        1.25%       5.51%
 Met Investors JP Morgan Quality Bond Portfolio
   B, Series I                                         4,849  13.387055       65       0.99%        1.55%       5.19%
 Met Investors JP Morgan Quality Bond Portfolio
   B, Series K                                         5,220  13.377050       70       0.99%        1.65%       5.08%
 Met Investors JP Morgan Quality Bond Portfolio
   B, Series N                                         7,091  13.362058       95       0.99%        1.80%       4.92%
 Met Investors JP Morgan Select Equity Portfolio   1,067,146  15.754440   16,812       0.48%        1.40%      (7.33%)
 Met Investors JP Morgan Select Equity Portfolio
   Series A                                           10,496   9.252285       97       0.48%        0.85%      (6.82%)
 Met Investors JP Morgan Select Equity Portfolio B    21,169  15.718285      333       0.17%        1.40%      (7.64%)
 Met Investors JP Morgan Select Equity Portfolio
   B, Series A                                         6,981  15.773112      110       0.17%        0.85%      (7.13%)
 Met Investors JP Morgan Select Equity Portfolio
   B, Series E                                             6  15.758140        -       0.17%        1.00%      (7.27%)
 Met Investors JP Morgan Select Equity Portfolio
   B, Series F                                             6  15.748165        -       0.17%        1.10%      (7.36%)
 Met Investors JP Morgan Select Equity Portfolio
   B, Series G                                             6  15.733217        -       0.17%        1.25%      (7.50%)
 Met Investors JP Morgan Select Equity Portfolio
   B, Series I                                           560  15.700656        9       0.17%        1.55%      (7.78%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                      As of December 31, 2001    For the Year ended December 31, 2001
                                                   ----------------------------- ----------------------------------
                                                              Unit    Net Assets  Investment     Expense     Total
                                                    Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Met Investors JP Morgan Select Equity Portfolio
   B, Series K                                       1,512 $15.688912  $    24       0.17%        1.65%      (7.87%)
 Met Investors JP Morgan Select Equity Portfolio
   B, Series N                                           7  15.671320        -       0.17%        1.80%      (8.01%)
 Met Investors JP Morgan Small Cap Stock Portfolio 580,189  14.284183    8,288       0.17%        1.40%      (9.73%)
 Met Investors JP Morgan Small Cap Stock
   Portfolio Series A                                5,556   6.567907       36       0.17%        0.85%      (9.23%)
 Met Investors JP Morgan Small Cap Stock
   Portfolio B                                       1,492  14.261437       22       0.03%        1.40%      (9.91%)
 Met Investors JP Morgan Small Cap Stock
   Portfolio B, Series A                             2,036  14.311208       29       0.03%        0.85%      (9.41%)
 Met Investors JP Morgan Small Cap Stock
   Portfolio B, Series E                                 7  14.297617        -       0.03%        1.00%      (9.55%)
 Met Investors JP Morgan Small Cap Stock
   Portfolio B, Series F                               245  14.288562        3       0.03%        1.10%      (9.64%)
 Met Investors JP Morgan Small Cap Stock
   Portfolio B, Series G                                 7  14.274997        -       0.03%        1.25%      (9.78%)
 Met Investors JP Morgan Small Cap Stock
   Portfolio B, Series I                                 8  14.245441        -       0.03%        1.55%     (10.05%)
 Met Investors JP Morgan Small Cap Stock
   Portfolio B, Series K                             2,152  14.234792       31       0.03%        1.65%     (10.14%)
 Met Investors JP Morgan Small Cap Stock
   Portfolio B, Series N                               753  14.218826       11       0.03%        1.80%     (10.27%)
 Met Investors Met Putnam Research Portfolio B          10   8.065922        -       0.72%        1.40%      (3.35%)
 Met Investors Met Putnam Research Portfolio B,
   Series I                                          2,423   8.056476       20       0.72%        1.55%      (3.46%)
 Met Investors Met Putnam Research Portfolio B,
   Series K                                          8,599   8.050186       69       0.72%        1.65%      (3.54%)
 Met Investors Met Putnam Research Portfolio B,
   Series L                                             11   8.049480        -       0.72%        1.70%      (3.57%)
 Met Investors Met Putnam Research Portfolio B,
   Series N                                             12   8.040755        -       0.72%        1.80%      (3.65%)
 Met Investors Met Putnam Research Portfolio B,
   Series O                                             11   8.041271        -       0.72%        1.85%      (3.69%)
 Met Investors Met Putnam Research Portfolio B,
   Series P                                          5,805   8.034479       47       0.72%        1.90%      (3.72%)
 Met Investors Met Putnam Research Portfolio B,
   Series Q                                            771   8.035812        6       0.72%        1.95%      (3.76%)
 Met Investors Met Putnam Research Portfolio B,
   Series R                                             11   8.045779        -       0.72%        2.00%      (3.80%)
 Met Investors Met Putnam Research Portfolio B,
   Series S                                             12   8.025064        -       0.72%        2.05%      (3.84%)
 Met Investors Met Putnam Research Portfolio B,
   Series T                                             11   8.027613        -       0.72%        2.10%      (3.88%)
 Met Investors Met Putnam Research Portfolio B,
   Series U                                             11   8.037404        -       0.72%        2.25%      (3.99%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B                                          10   8.466912        -       0.08%        1.40%      (2.85%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series I                               748   8.456989        6       0.08%        1.55%      (2.96%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series K                            11,907   8.450379      102       0.08%        1.65%      (3.04%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series L                                11   8.449647        -       0.08%        1.70%      (3.07%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series N                                12   8.440489        -       0.08%        1.80%      (3.15%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series O                                11   8.441032        -       0.08%        1.85%      (3.19%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series P                             7,486   8.433892       63       0.08%        1.90%      (3.23%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series Q                               721   8.435299        6       0.08%        1.95%      (3.26%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series R                                11   8.445763        -       0.08%        2.00%      (3.29%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series S                                12   8.424014        -       0.08%        2.05%      (3.34%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series T                                11   8.426695        -       0.08%        2.10%      (3.38%)
 Met Investors Oppenheimer Capital Appreciation
   Portfolio B, Series U                                11   8.436969        -       0.08%        2.25%      (3.49%)
 Met Investors PIMCO Money Market Portfolio B        9,324  10.154282       95       0.67%        1.40%       1.22%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                     As of December 31, 2001    For the Year ended December 31, 2001
                                                   ---------------------------- ----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                   Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------ ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Met Investors PIMCO Money Market Portfolio B,
   Series A                                            10 $10.189798  $     -       0.67%        0.85%       1.66%
 Met Investors PIMCO Money Market Portfolio B,
   Series E                                            10  10.180132        -       0.67%        1.00%       1.54%
 Met Investors PIMCO Money Market Portfolio B,
   Series F                                            10  10.173687        -       0.67%        1.10%       1.46%
 Met Investors PIMCO Money Market Portfolio B,
   Series G                                            10  10.164030        -       0.67%        1.25%       1.34%
 Met Investors PIMCO Money Market Portfolio B,
   Series I                                            10  10.142360        -       0.67%        1.55%       1.10%
 Met Investors PIMCO Money Market Portfolio B,
   Series K                                        36,452  10.134443      369       0.67%        1.65%       1.02%
 Met Investors PIMCO Money Market Portfolio B,
   Series L                                            10  10.133571        -       0.67%        1.70%       0.99%
 Met Investors PIMCO Money Market Portfolio B,
   Series N                                         1,651  10.122589       17       0.67%        1.80%       0.91%
 Met Investors PIMCO Money Market Portfolio B,
   Series O                                            10  10.123246        -       0.67%        1.85%       0.87%
 Met Investors PIMCO Money Market Portfolio B,
   Series P                                        27,537  10.114681      279       0.67%        1.90%       0.83%
 Met Investors PIMCO Money Market Portfolio B,
   Series Q                                        30,630  10.116375      310       0.67%        1.95%       0.79%
 Met Investors PIMCO Money Market Portfolio B,
   Series R                                            10  10.128944        -       0.67%        2.00%       0.99%
 Met Investors PIMCO Money Market Portfolio B,
   Series S                                            10  10.102844        -       0.67%        2.05%       0.71%
 Met Investors PIMCO Money Market Portfolio B,
   Series T                                         6,121  10.106064       62       0.67%        2.10%       0.67%
 Met Investors PIMCO Money Market Portfolio B,
   Series U                                            10  10.118399        -       0.67%        2.25%       0.81%
 Met Investors Janus Aggressive Growth Portfolio B     10   7.308054        1       0.00%        1.40%      (9.91%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series I                                         13   7.299489        -       0.00%        1.55%     (10.02%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series K                                         13   7.293775        -       0.00%        1.65%     (10.09%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series L                                        939   7.293152        7       0.00%        1.70%     (10.12%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series N                                         13   7.285235        -       0.00%        1.80%     (10.20%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series O                                         12   7.285714        -       0.00%        1.85%     (10.23%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series P                                      4,679   7.279536       34       0.00%        1.90%     (10.27%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series Q                                         12   7.280760        -       0.00%        1.95%     (10.30%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series R                                         13   7.289812        -       0.00%        2.00%     (10.34%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series S                                         13   7.271012        -       0.00%        2.05%     (10.37%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series T                                         12   7.273333        -       0.00%        2.10%     (10.41%)
 Met Investors Janus Aggressive Growth Portfolio
   B, Series U                                         13   7.282231        -       0.00%        2.25%     (10.51%)
 Met Investors PIMCO Total Return Bond Portfolio B     10  10.536235        1       1.00%        1.40%       3.87%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series I                                         10  10.523893        -       1.00%        1.55%       3.75%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series K                                      2,014  10.515687       21       1.00%        1.65%       3.67%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series L                                         10  10.514782        -       1.00%        1.70%       3.63%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series N                                        166  10.503380        2       1.00%        1.80%       3.54%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series O                                      2,401  10.504077       25       1.00%        1.85%       3.50%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series P                                        593  10.495175        6       1.00%        1.90%       3.46%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series Q                                      1,187  10.496941       12       1.00%        1.95%       3.42%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series R                                         10  10.509943        -       1.00%        2.00%       3.38%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series S                                        814  10.482897        9       1.00%        2.05%       3.34%
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series T                                         10  10.486253        -       1.00%        2.10%       3.30%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                     As of December 31, 2001   For the Year ended December 31, 2001
                                                   --------------------------- ----------------------------------
                                                            Unit    Net Assets  Investment     Expense     Total
                                                   Units Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ----- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Met Investors PIMCO Total Return Bond Portfolio
   B, Series U                                        10 $10.499015  $     -       1.00%        2.25%       3.18%
 Met Investors PIMCO Innovation Portfolio B           10   6.093409        1       0.00%        1.40%     (16.44%)
 Met Investors PIMCO Innovation Portfolio B,
   Series I                                        1,543   6,086250        9       0.00%        1.55%     (16.54%)
 Met Investors PIMCO Innovation Portfolio B,
   Series K                                        7,384   6.081488       45       0.00%        1.65%     (16.60%)
 Met Investors PIMCO Innovation Portfolio B,
   Series L                                           13   6.080967        -       0.00%        1.70%     (16.64%)
 Met Investors PIMCO Innovation Portfolio B,
   Series N                                           15   6.074341        -       0.00%        1.80%     (16.70%)
 Met Investors PIMCO Innovation Portfolio B,
   Series O                                           13   6.074755        -       0.00%        1.85%     (16.74%)
 Met Investors PIMCO Innovation Portfolio B,
   Series P                                        5,346   6.069589       32       0.00%        1.90%     (16.77%)
 Met Investors PIMCO Innovation Portfolio B,
   Series Q                                           13   6.070623        -       0.00%        1.95%     (16.80%)
 Met Investors PIMCO Innovation Portfolio B,
   Series R                                           14   6.078185        -       0.00%        2.00%     (16.83%)
 Met Investors PIMCO Innovation Portfolio B,
   Series S                                           15   6.062465        -       0.00%        2.05%     (16.87%)
 Met Investors PIMCO Innovation Portfolio B,
   Series T                                           13   6.064428        -       0.00%        2.10%     (16.90%)
 Met Investors PIMCO Innovation Portfolio B,
   Series U                                           14   6.071856        -       0.00%        2.25%     (17.00%)
 Met Investors MFS Mid Cap Growth Portfolio B         10   8.236645        1       0.00%        1.40%      (1.00%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series I                                        1,614   8.226988       13       0.00%        1.55%      (1.12%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series K                                        1,372   8.220557       11       0.00%        1.65%      (1.19%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series L                                          340   8.219849        3       0.00%        1.70%      (1.23%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series N                                           13   8.210931        -       0.00%        1.80%      (1.31%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series O                                           10   8.211448        -       0.00%        1.85%      (1.35%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series P                                        4,522   8.204508       37       0.00%        1.90%      (1.39%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series Q                                           10   8.205862        -       0.00%        1.95%      (1.43%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series R                                           11   8.216069        -       0.00%        2.00%      (1.47%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series S                                           13   8.194891        -       0.00%        2.05%      (1.50%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series T                                           10   8.197496        -       0.00%        2.10%      (1.54%)
 Met Investors MFS Mid Cap Growth Portfolio B,
   Series U                                           11   8.207514        -       0.00%        2.25%      (1.66%)
 Met Investors MFS Research International
   Portfolio B                                        10   8.381159        2       0.22%        1.40%      (5.69%)
 Met Investors MFS Research International
   Portfolio B, Series I                           1,931   8.371336       16       0.22%        1.55%      (5.80%)
 Met Investors MFS Research International
   Portfolio B, Series K                           5,536   8.364799       46       0.22%        1.65%      (5.88%)
 Met Investors MFS Research International
   Portfolio B, Series L                              11   8.364074        -       0.22%        1.70%      (5.91%)
 Met Investors MFS Research International
   Portfolio B, Series N                             277   8.354994        2       0.22%        1.80%      (5.99%)
 Met Investors MFS Research International
   Portfolio B, Series O                              11   8.355529        -       0.22%        1.85%      (6.03%)
 Met Investors MFS Research International
   Portfolio B, Series P                           2,774   8.348474       23       0.22%        1.90%      (6.06%)
 Met Investors MFS Research International
   Portfolio B, Series Q                             722   8.349848        6       0.22%        1.95%      (6.10%)
 Met Investors MFS Research International
   Portfolio B, Series R                              11   8.360216        -       0.22%        2.00%      (6.14%)
 Met Investors MFS Research International
   Portfolio B, Series S                              11   8.338689        -       0.22%        2.05%      (6.17%)
 Met Investors MFS Research International
   Portfolio B, Series T                              11   8.341342        -       0.22%        2.10%      (6.21%)
 Met Investors MFS Research International
   Portfolio B, Series U                              11   8.351514        -       0.22%        2.25%      (6.32%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                     As of December 31, 2001   For the Year ended December 31, 2001
                                                   --------------------------- ----------------------------------
                                                            Unit    Net Assets  Investment     Expense     Total
                                                   Units Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ----- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Met Investors MIST AIM Small Cap Growth
   Portfolio B                                        10 $11.852311  $     -       0.00%        1.40%      18.52%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series I                             910  11.848284       11       0.00%        1.55%      18.48%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series K                           2,835  11.845599       34       0.00%        1.65%      18.46%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series L                             238  11.844254        3       0.00%        1.70%      18.44%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series N                              10  11.841568        -       0.00%        1.80%      18.42%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series O                              10  11.840229        -       0.00%        1.85%      18.40%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series P                             261  11.838879        3       0.00%        1.90%      18.39%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series Q                              10  11.837543        -       0.00%        1.95%      18.38%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series R                              10  11.836197        -       0.00%        2.00%      18.36%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series S                              10  11.834858        -       0.00%        2.05%      18.35%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series T                              10  11.833517        -       0.00%        2.10%      18.34%
 Met Investors MIST AIM Small Cap Growth
   Portfolio B, Series U                              10  11.829489        -       0.00%        2.25%      18.30%
 Met Investors MIST AIM Mid Cap Core Portfolio B      10  10.991234        1       0.00%        1.40%       9.91%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series I                              10  10.987487        -       0.00%        1.55%       9.88%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series K                           3,065  10.984994       34       0.00%        1.65%       9.85%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series L                              10  10.983749        -       0.00%        1.70%       9.84%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series N                              10  10.981256        -       0.00%        1.80%       9.81%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series O                              10  10.980009        -       0.00%        1.85%       9.80%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series P                              10  10.978760        -       0.00%        1.90%       9.79%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series Q                              10  10.977513        -       0.00%        1.95%       9.78%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series R                              10  10.976269        -       0.00%        2.00%       9.76%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series S                              10  10.975020        -       0.00%        2.05%       9.75%
 Met Investors MIST AIM Mid Cap Equity Portfolio
   B, Series T                                        10  10.973778        -       0.00%        2.10%       9.74%
 Met Investors MIST AIM Mid Cap Core Equity
   Portfolio B, Series U                              10  10.970039        -       0.00%        2.25%       9.70%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B                                        10  10.935611        1       0.08%        1.40%       9.36%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series I                           1,414  10.931888       15       0.08%        1.55%       9.32%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series K                              10  10.929396        -       0.08%        1.65%       9.29%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series L                             138  10.928158        2       0.08%        1.70%       9.28%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series N                              10  10.925670        -       0.08%        1.80%       9.26%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series O                              10  10.924432        -       0.08%        1.85%       9.24%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series P                              10  10.923190        -       0.08%        1.90%       9.23%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series Q                              10  10.921950        -       0.08%        1.95%       9.22%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series R                              10  10.920707        -       0.08%        2.00%       9.21%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series S                              10  10.919466        -       0.08%        2.05%       9.20%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series T                              10  10.918227        -       0.08%        2.10%       9.18%
 Met Investors MIST SSR Concentrated Int'l
   Portfolio B, Series U                              10  10.914501        -       0.08%        2.25%       9.15%
 MetLife Stock Index Portfolio B                      10  10.849814        2       0.00%        1.40%     (14.76%)
 MetLife Stock Index Portfolio B, Series I            10  10.846117        -       0.00%        1.55%     (14.89%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                      As of December 31, 2001    For the Year ended December 31, 2001
                                                   ----------------------------- ----------------------------------
                                                              Unit    Net Assets  Investment     Expense     Total
                                                    Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 MetLife Stock Index Portfolio B, Series K          10,267 $10.843650  $   111       0.00%        1.65%     (14.98%)
 MetLife Stock Index Portfolio B, Series L             384  10.842420        4       0.00%        1.70%     (15.02%)
 MetLife Stock Index Portfolio B, Series N              10  10.839954        -       0.00%        1.80%     (15.11%)
 MetLife Stock Index Portfolio B, Series O              10  10.838729        -       0.00%        1.85%     (15.15%)
 MetLife Stock Index Portfolio B, Series P              10  10.837498        -       0.00%        1.90%     (15.19%)
 MetLife Stock Index Portfolio B, Series Q              10  10.836267        -       0.00%        1.95%     (15.23%)
 MetLife Stock Index Portfolio B, Series R              10  10.835035        -       0.00%        2.00%     (15.28%)
 MetLife Stock Index Portfolio B, Series S              10  10.833803        -       0.00%        2.05%     (15.32%)
 MetLife Stock Index Portfolio B, Series T              10  10.832576        -       0.00%        2.10%     (15.36%)
 MetLife Stock Index Portfolio B, Series U              10  10.828879        -       0.00%        2.25%     (15.49%)
 GACC Money Market Fund                            312,430  12.412493    3,878       0.00%        1.40%       2.59%
 GACC Money Market Fund, Series A                       10  10.845946        -       0.00%        0.85%       3.20%
 Russell Multi-Style Equity Fund                   442,055  10.773429    4,762       0.46%        1.40%     (15.41%)
 Russell Aggressive Equity Fund                     96,297   9.855028      949       0.11%        1.40%      (3.73%)
 Russell Non-US Fund                               217,834   9.539850    2,078       0.63%        1.40%     (23.12%)
 Russell Core Bond Fund                            308,641  11.969959    3,694       5.96%        1.40%       5.91%
 Russell Real Estate Securities Fund                28,051  12.535084      352       5.17%        1.40%       6.33%
 AIM V.I. Premier Equity Fund                      467,959  12.153563    5,688       0.14%        1.40%     (13.79%)
 AIM V.I. Premier Equity Fund Series A              55,034   7.189086      396       0.14%        0.85%     (13.31%)
 AIM V.I. Premier Equity Fund, Series E                  7  12.184389        -       0.14%        1.00%     (13.43%)
 AIM V.I. Premier Equity Fund, Series F                888  12.176678       11       0.14%        1.10%     (13.51%)
 AIM V.I. Premier Equity Fund, Series G              1,175  12.165116       14       0.14%        1.25%     (13.65%)
 AIM V.I. Premier Equity Fund, Series I              5,756  12.139920       70       0.14%        1.55%     (13.91%)
 AIM V.I. Premier Equity Fund, Series K             10,835  12.130840      131       0.14%        1.65%     (13.99%)
 AIM V.I. Premier Equity Fund, Series N                  8  12.117240        -       0.14%        1.80%     (14.12%)
 AIM V.I. Capital Appreciation Fund                292,929  11.183281    3,277       0.00%        1.40%     (24.35%)
 AIM V.I. Capital Appreciation Fund Series A        44,402   5.955311      264       0.00%        0.85%     (23.93%)
 AIM V.I. Capital Appreciation Fund, Series E            8  11.211653        -       0.00%        1.00%     (24.05%)
 AIM V.I. Capital Appreciation Fund, Series F          535  11.204557        6       0.00%        1.10%     (24.13%)
 AIM V.I. Capital Appreciation Fund, Series G            8  11.193917        -       0.00%        1.25%     (24.24%)
 AIM V.I. Capital Appreciation Fund, Series I        2,193  11.170733       24       0.00%        1.55%     (24.47%)
 AIM V.I. Capital Appreciation Fund, Series K        7,312  11.162385       82       0.00%        1.65%     (24.55%)
 AIM V.I. Capital Appreciation Fund, Series N        1,635  11.149853       18       0.00%        1.80%     (24.66%)
 AIM V.I. International Growth Fund                 56,838   9.553604      543       0.33%        1.40%     (24.60%)
 AIM V.I. International Growth Fund Series A         7,303   5.975035       44       0.33%        0.85%     (24.18%)
 AIM V.I. International Growth Fund, Series E            9   9.577854        -       0.33%        1.00%     (24.30%)
 AIM V.I. International Growth Fund, Series F          206   9.571780        2       0.33%        1.10%     (24.38%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                      As of December 31, 2001    For the Year ended December 31, 2001
                                                   ----------------------------- ----------------------------------
                                                              Unit    Net Assets  Investment     Expense     Total
                                                    Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 AIM V.I. International Growth Fund, Series G            9 $ 9.562691  $     -       0.33%        1.25%     (24.49%)
 AIM V.I. International Growth Fund, Series I        2,522   9.542879       24       0.33%        1.55%     (24.72%)
 AIM V.I. International Growth Fund, Series K          526   9.535727        5       0.33%        1.65%     (24.79%)
 AIM V.I. International Growth Fund, Series N        1,034   9.525031       10       0.33%        1.80%     (24.91%)
 Alliance Premier Growth Portfolio                 283,937  12.810908    3,637       0.00%        1.40%     (18.37%)
 Alliance Premier Growth Portfolio B                28,919  12.767316      368       0.00%        1.40%     (18.56%)
 Alliance Premier Growth Portfolio B, Series I       9,849  12.753411      126       0.00%        1.55%     (18.68%)
 Alliance Premier Growth Portfolio B, Series K      21,721  12.744148      277       0.00%        1.65%     (18.76%)
 Alliance Premier Growth Portfolio B, Series N      46,091  12.730273      587       0.00%        1.80%     (18.88%)
 AllianceBernstein Real Estate Investment
   Portfolio                                        81,215  10.217179      830       3.21%        1.40%       9.25%
 AllianceBernstein Real Estate Investment
   Portfolio B                                      12,679  10.192752      129       0.33%        1.40%      12.68%
 AllianceBernstein Real Estate Investment
   Portfolio B, Series I                             3,446  10.182084       35       0.33%        1.55%      12.56%
 AllianceBernstein Real Estate Investment
   Portfolio B, Series K                             9,004  10.174973       92       0.33%        1.65%      12.48%
 AllianceBernstein Real Estate Investment
   Portfolio B, Series N                            20,882  10.164324      212       0.33%        1.80%      12.37%
 AllianceBernstein Small Cap Portfolio B               325  11.095691        4       0.00%        1.40%      10.96%
 AllianceBernstein Small Cap Portfolio B, Series I      10  11.084570        -       0.00%        1.55%      10.85%
 AllianceBernstein Small Cap Portfolio B, Series K   1,665  11.077159       18       0.00%        1.65%      10.77%
 AllianceBernstein Small Cap Portfolio B, Series N      10  11.066056        -       0.00%        1.80%      10.66%
 AllianceBernstein Value Portfolio B                    36   9.976213        1       0.00%        1.40%      (0.24%)
 AllianceBernstein Value Portfolio B, Series I          10   9.966212        -       0.00%        1.55%      (0.34%)
 AllianceBernstein Value Portfolio B, Series K          10   9.959547        -       0.00%        1.65%      (0.41%)
 AllianceBernstein Value Portfolio B, Series N          10   9.949574        -       0.00%        1.80%      (0.50%)
 Liberty Newport Tiger Fund, Variable                7,298  10.298309       75       0.80%        1.40%     (19.61%)
 Liberty Newport Tiger Fund, Variable Series I           9  10.287093        -       0.80%        1.55%     (19.74%)
 Liberty Newport Tiger Fund, Variable Series K           9  10.279624        -       0.80%        1.65%     (19.83%)
 Liberty Newport Tiger Fund, Variable Series N           9  10.268429        -       0.80%        1.80%     (19.95%)
 Goldman Sachs Growth and Income Fund               34,764   8.656980      302       0.43%        1.40%     (10.60%)
 Goldman Sachs Growth and Income Fund, Series I         12   8.647553        -       0.43%        1.55%     (10.74%)
 Goldman Sachs Growth and Income Fund, Series K        633   8.641278        5       0.43%        1.65%     (10.83%)
 Goldman Sachs Growth and Income Fund, Series N         12   8.631869        -       0.43%        1.80%     (10.96%)
 Goldman Sachs International Equity Fund            32,627   9.740698      318       1.43%        1.40%     (23.35%)
 Goldman Sachs International Equity Fund, Series I       9   9.730088        -       1.43%        1.55%     (23.46%)
 Goldman Sachs International Equity Fund, Series K     975   9.723017        9       1.43%        1.65%     (23.54%)
 Goldman Sachs International Equity Fund, Series N       9   9.712412        -       1.43%        1.80%     (23.66%)
 Goldman Sachs Global Income Fund                    8,574  11.732665      101       5.65%        1.40%       3.34%
 Goldman Sachs Global Income Fund, Series I            450  11.719888        5       5.65%        1.55%       3.18%
 Goldman Sachs Global Income Fund, Series K          1,184  11.711380       14       5.65%        1.65%       3.08%
 Goldman Sachs Global Income Fund, Series N            324  11.698638        4       5.65%        1.80%       2.93%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                     As of December 31, 2001    For the Year ended December 31, 2001
                                                   ---------------------------- ----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                   Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------ ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Goldman Sachs Internet Tollkeeper Fund            18,660 $ 4.259904  $    79       0.00%        1.40%     (34.59%)
 Goldman Sachs Internet Tollkeeper Fund, Series I   2,277   4.255263       10       0.00%        1.55%     (34.71%)
 Goldman Sachs Internet Tollkeeper Fund, Series K     912   4.252165        4       0.00%        1.65%     (34.77%)
 Goldman Sachs Internet Tollkeeper Fund, Series N      20   4.247531        -       0.00%        1.80%     (34.87%)
 Scudder II Dreman High Return Equity Portfolio        10  12.073065        -       1.67%        1.40%       0.36%
 Scudder II Small Cap Growth Portfolio             20,746   9.581495      199       0.00%        1.40%     (29.78%)
 Scudder II Small Cap Growth Portfolio, Series I       10   9.571151        -       0.00%        1.55%     (29.90%)
 Scudder II Small Cap Growth Portfolio, Series K       10   9.564269        -       0.00%        1.65%     (29.97%)
 Scudder II Small Cap Growth Portfolio, Series N       10   9.553958        -       0.00%        1.80%     (30.08%)
 Scudder II Small Cap Value Portfolio              32,714  10.580230      346       0.00%        1.40%      16.04%
 Scudder II Small Cap Value Portfolio, Series I       913  10.568840       10       0.00%        1.55%      15.86%
 Scudder II Small Cap Value Portfolio, Series K        11  10.561257        -       0.00%        1.65%      15.75%
 Scudder II Small Cap Value Portfolio, Series N        11  10.549871        -       0.00%        1.80%      15.57%
 Scudder II Government Securities Portfolio        79,055  12.242645      968       1.97%        1.40%       6.00%
 Scudder II Government Securities Portfolio,
   Series I                                             8  12.229458        -       1.97%        1.55%       5.84%
 Scudder II Government Securities Portfolio,
   Series K                                             8  12.220680        -       1.97%        1.65%       5.73%
 Scudder II Government Securities Portfolio,
   Series N                                             8  12.207514        -       1.97%        1.80%       5.57%
 MFS Bond Series                                       10  11.983634        -       6.02%        1.40%       7.26%
 MFS Research Series                               93,736  10.854374    1,017       0.02%        1.40%     (22.35%)
 MFS Research Series B                              1,034  10.837961       12       0.00%        1.40%     (22.49%)
 MFS Research Series B, Series I                        9  10.826156        -       0.00%        1.55%     (22.60%)
 MFS Research Series B, Series K                      507  10.818288        5       0.00%        1.65%     (22.68%)
 MFS Research Series B, Series N                        9  10.806499        -       0.00%        1.80%     (22.80%)
 MFS Emerging Growth Series                        88,547  11.999519    1,063       0.00%        1.40%     (34.42%)
 MFS Emerging Growth Series B                           8  11.968714        -       0.00%        1.40%     (34.55%)
 MFS Emerging Growth Series B, Series I                 8  11.955671        -       0.00%        1.55%     (34.65%)
 MFS Emerging Growth Series B, Series K                 8  11.946982        -       0.00%        1.65%     (34.71%)
 MFS Emerging Growth Series B, Series N               332  11.933961        4       0.00%        1.80%     (34.81%)
 MFS Emerging Markets Equity                            -          -        -       0.00%        1.40%       8.60%
 MFS High Income Series                            35,874   9.589651      344       8.00%        1.40%       0.65%
 MFS High Income Series B                           9,122   9.539603       86       0.03%        1.40%       0.20%
 MFS High Income Series B, Series I                 1,686   9.529217       16       0.03%        1.55%       0.05%
 MFS High Income Series B, Series K                 3,862   9.522312       37       0.03%        1.65%      (0.05%)
 MFS High Income Series B, Series N                11,416   9.511941      109       0.03%        1.80%      (0.20%)
 MFS Global Governments Series                      1,378  10.954090       15       3.76%        1.40%       3.29%
 MFS Global Governments Series B                        9  10.940184        -       3.70%        1.40%       3.10%
 MFS Global Governments Series B, Series I              9  10.928274        -       3.70%        1.55%       2.94%
 MFS Global Governments Series B, Series K              9  10.920347        -       3.70%        1.65%       2.84%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                      As of December 31, 2001    For the Year ended December 31, 2001
                                                   ----------------------------- ----------------------------------
                                                              Unit    Net Assets  Investment     Expense     Total
                                                    Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 MFS Global Governments Series B, Series N               9 $10.908456  $     -        3.70%       1.80%       2.69%
 MFS Investors Trust Series                        172,738  10.366824    1,791        0.51%       1.40%     (17.13%)
 MFS Investors Trust Series B                       24,980  10.343215      258        0.00%       1.40%     (17.28%)
 MFS Investors Trust Series B, Series I              4,119  10.331954       43        0.00%       1.55%     (17.40%)
 MFS Investors Trust Series B, Series K             14,306  10.324448      148        0.00%       1.65%     (17.48%)
 MFS Investors Trust Series B, Series N             30,450  10.313205      314        0.00%       1.80%     (17.61%)
 MFS New Discovery Series                           45,496   8.063233      367        0.00%       1.40%      (6.36%)
 MFS New Discovery Series B                         25,818   8.041413      207        0.00%       1.40%      (6.58%)
 MFS New Discovery Series B, Series I                6,845   8.032660       56        0.00%       1.55%      (6.72%)
 MFS New Discovery Series B, Series K               20,913   8.026828      168        0.00%       1.65%      (6.81%)
 MFS New Discovery Series B, Series N               32,966   8.018085      264        0.00%       1.80%      (6.95%)
 New England Davis Venture Value E                      10  10.156586        -        0.00%       1.40%     (12.45%)
 New England Davis Venture Value E, Series I         1,906  10.144691       19        0.00%       1.55%     (12.58%)
 New England Davis Venture Value E, Series K         9,127  10.136771       93        0.00%       1.65%     (12.67%)
 New England Davis Venture Value E, Series L           277  10.135898        3        0.00%       1.70%     (12.71%)
 New England Davis Venture Value E, Series N           173  10.124913        2        0.00%       1.80%     (12.80%)
 New England Davis Venture Value E, Series O             9  10.125565        -        0.00%       1.85%     (12.84%)
 New England Davis Venture Value E, Series P         3,919  10.116997       40        0.00%       1.90%     (12.89%)
 New England Davis Venture Value E, Series Q           609  10.118686        6        0.00%       1.95%     (12.93%)
 New England Davis Venture Value E, Series R            10  10.131238        -        0.00%       2.00%     (12.97%)
 New England Davis Venture Value E, Series S           840  10.105156        8        0.00%       2.05%     (13.02%)
 New England Davis Venture Value E, Series T             9  10.108370        -        0.00%       2.10%     (13.06%)
 New England Davis Venture Value E, Series U            10  10.120696        -        0.00%       2.25%     (13.19%)
 New England Harris Oakmark Focused Value B             10  11.947753        -        0.00%       1.40%      25.66%
 New England Harris Oakmark Focused Value B,
   Series I                                             10  11.933782        -        0.00%       1.55%      25.47%
 New England Harris Oakmark Focused Value B,
   Series K                                          6,344  11.924478       76        0.00%       1.65%      25.35%
 New England Harris Oakmark Focused Value B,
   Series L                                              9  11.923451        -        0.00%       1.70%      25.28%
 New England Harris Oakmark Focused Value B,
   Series N                                             10  11.910526        -        0.00%       1.80%      25.16%
 New England Harris Oakmark Focused Value B,
   Series O                                              9  11.911307        -        0.00%       1.85%      25.09%
 New England Harris Oakmark Focused Value B,
   Series P                                          2,769  11.901244       33        0.00%       1.90%      25.03%
 New England Harris Oakmark Focused Value B,
   Series Q                                              9  11.903225        -        0.00%       1.95%      24.97%
 New England Harris Oakmark Focused Value B,
   Series R                                              9  11.917960        -        0.00%       2.00%      24.91%
 New England Harris Oakmark Focused Value B,
   Series S                                            719  11.887327        9        0.00%       2.05%      24.84%
 New England Harris Oakmark Focused Value B,
   Series T                                              9  11.891112        -        0.00%       2.10%      24.78%
 New England Harris Oakmark Focused Value B,
   Series U                                              9  11.905572        -        0.00%       2.25%      24.59%
 Oppenheimer Capital Appreciation Fund              31,245  14.505374      453        0.66%       1.40%     (13.80%)
 Oppenheimer Main Street Growth & Income Fund       51,669   9.889248      511        0.61%       1.40%     (11.41%)
 Oppenheimer High Income Fund                       28,146   9.724649      274       11.32%       1.40%       0.55%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                      As of December 31, 2001    For the Year ended December 31, 2001
                                                   ----------------------------- ----------------------------------
                                                              Unit    Net Assets  Investment     Expense     Total
                                                    Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Oppenheimer Bond Fund                              84,101 $11.394323  $   958       7.36%        1.40%       6.28%
 Oppenheimer Strategic Bond Fund                     8,142  10.784383       88       2.80%        1.40%       3.38%
 Putnam VT Growth and Income Fund                  187,714  11.267716    2,115       1.69%        1.40%      (7.48%)
 Putnam VT Growth and Income Fund B                    935  11.222898       10       0.00%        1.40%      (7.70%)
 Putnam VT Growth and Income Fund B, Series I        1,343  11.210673       16       0.00%        1.55%      (7.84%)
 Putnam VT Growth and Income Fund B, Series K          207  11.202545        2       0.00%        1.65%      (7.93%)
 Putnam VT Growth and Income Fund B, Series N            9  11.190345        -       0.00%        1.80%      (8.07%)
 Putnam VT New Value Fund                            9,654  12.809859      124       0.94%        1.40%       2.16%
 Putnam VT New Value Fund B                              8  12.763839        -       0.00%        1.40%       1.87%
 Putnam VT New Value Fund B, Series I                    8  12.749942        -       0.00%        1.55%       1.72%
 Putnam VT New Value Fund B, Series K                    8  12.740689        -       0.00%        1.65%       1.62%
 Putnam VT New Value Fund B, Series N                  362  12.726824        5       0.00%        1.80%       1.47%
 Putnam VT Vista Fund                               61,259  11.065693      678       0.00%        1.40%     (34.33%)
 Putnam VT Vista Fund B                                  8  11.036442        -       0.00%        1.40%     (34.43%)
 Putnam VT Vista Fund B, Series I                        8  11.024422        -       0.00%        1.55%     (34.53%)
 Putnam VT Vista Fund B, Series K                        8  11.016404        -       0.00%        1.65%     (34.60%)
 Putnam VT Vista Fund B, Series N                      636  11.004394        7       0.00%        1.80%     (34.70%)
 Putnam VT International Growth Fund               137,711  12.981874    1,788       0.36%        1.40%     (21.53%)
 Putnam VT International Growth Fund B              19,601  12.931708      254       0.00%        1.40%     (21.72%)
 Putnam VT International Growth Fund B, Series I     4,732  12.917622       61       0.00%        1.55%     (21.84%)
 Putnam VT International Growth Fund B, Series K    14,195  12.908230      183       0.00%        1.65%     (21.92%)
 Putnam VT International Growth Fund B, Series N    30,438  12.894161      392       0.00%        1.80%     (22.04%)
 Putnam VT International New Opportunities Fund     22,906   9.760253      224       0.00%        1.40%     (29.52%)
 Putnam VT International New Opportunities Fund B        9   9.723656        -       0.00%        1.40%     (29.68%)
 Putnam VT International New Opportunities Fund
   B, Series I                                           9   9.713052        -       0.00%        1.55%     (29.78%)
 Putnam VT International New Opportunities Fund
   B, Series K                                         409   9.705998        4       0.00%        1.65%     (29.85%)
 Putnam VT International New Opportunities Fund
   B, Series N                                         444   9.695419        4       0.00%        1.80%     (29.96%)
 Templeton Global Income Securities Fund             4,288  10.186078       44       3.58%        1.40%       1.11%
 Templeton Global Income Securities Fund Series A       10  10.703774        -       3.58%        0.85%       1.72%
 Templeton Global Income Securities Fund B           1,898  10.144355       20       0.67%        1.40%       0.81%
 Templeton Global Income Securities Fund B,
   Series A                                             10  10.179722        -       0.67%        0.85%       1.37%
 Templeton Global Income Securities Fund B,
   Series E                                             10  10.170063        -       0.67%        1.00%       1.22%
 Templeton Global Income Securities Fund B,
   Series F                                             10  10.163622        -       0.67%        1.10%       1.12%
 Templeton Global Income Securities Fund B,
   Series G                                             10  10.153993        -       0.67%        1.25%       0.96%
 Templeton Global Income Securities Fund B,
   Series I                                             10  10.132982        -       0.67%        1.55%       0.66%
 Templeton Global Income Securities Fund B,
   Series K                                             10  10.125396        -       0.67%        1.65%       0.56%
 Templeton Global Income Securities Fund B,
   Series N                                             10  10.114046        -       0.67%        1.80%       0.41%
 Franklin Small Cap Fund                            55,985  12.246229      686       0.52%        1.40%     (16.20%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                     As of December 31, 2001    For the Year ended December 31, 2001
                                                   ---------------------------- ----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                   Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------ ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Franklin Small Cap Fund Series A                     817 $ 6.024630  $     5       0.52%        0.85%     (15.74%)
 Franklin Small Cap Fund B                          6,840  12.198150       85       0.02%        1.40%     (16.43%)
 Franklin Small Cap Fund B, Series A                1,670  12.240714       20       0.02%        0.85%     (15.97%)
 Franklin Small Cap Fund B, Series E                    8  12.229092        -       0.02%        1.00%     (16.10%)
 Franklin Small Cap Fund B, Series F                  114  12.221351        1       0.02%        1.10%     (16.18%)
 Franklin Small Cap Fund B, Series G                    8  12.209734        -       0.02%        1.25%     (16.31%)
 Franklin Small Cap Fund B, Series I                    9  12.184460        -       0.02%        1.55%     (16.56%)
 Franklin Small Cap Fund B, Series K                1,589  12.175342       19       0.02%        1.65%     (16.65%)
 Franklin Small Cap Fund B, Series N                    9  12.161685        -       0.02%        1.80%     (16.77%)
 Templeton Growth Fund Securities Fund             19,204  13.778367      265       2.24%        1.40%      (2.37%)
 Templeton Growth Fund Securities Fund Series A     4,026  10.200550       41       2.24%        0.85%      (1.83%)
 Templeton Growth Securities Fund B                 3,811  12.947524       50       0.19%        1.40%      (2.69%)
 Templeton Growth Securities Fund B, Series A           8  12.992689        -       0.19%        0.85%      (2.15%)
 Templeton Growth Securities Fund B, Series E           8  12.980355        -       0.19%        1.00%      (2.30%)
 Templeton Growth Securities Fund B, Series F           8  12.972142        -       0.19%        1.10%      (2.40%)
 Templeton Growth Securities Fund B, Series G           8  12.959828        -       0.19%        1.25%      (2.54%)
 Templeton Growth Securities Fund B, Series I           8  12.933004        -       0.19%        1.55%      (2.84%)
 Templeton Growth Securities Fund B, Series K           8  12.923341        -       0.19%        1.65%      (2.93%)
 Templeton Growth Securities Fund B, Series N           8  12.908840        -       0.19%        1.80%      (3.08%)
 Templeton Foreign Securities Fund                 92,295   8.940744      825       3.22%        1.40%     (16.93%)
 Templeton Foreign Securities Fund Series A         1,052   8.335768        9       3.22%        0.85%     (16.47%)
 Templeton Foreign Securities Fund B                6,622   8.918168       59       0.70%        1.40%     (17.17%)
 Templeton Foreign Securities Fund B, Series A      9,678   8.949298       87       0.70%        0.85%     (16.71%)
 Templeton Foreign Securities Fund B, Series E         10   8.940798        -       0.70%        1.00%     (16.84%)
 Templeton Foreign Securities Fund B, Series F        169   8.935139        2       0.70%        1.10%     (16.92%)
 Templeton Foreign Securities Fund B, Series G         10   8.926643        -       0.70%        1.25%     (17.05%)
 Templeton Foreign Securities Fund B, Series I         11   8.908162        -       0.70%        1.55%     (17.30%)
 Templeton Foreign Securities Fund B, Series K        461   8.901506        4       0.70%        1.65%     (17.38%)
 Templeton Foreign Securities Fund B, Series N         11   8.891510        -       0.70%        1.80%     (17.50%)
 Templeton Developing Markets Securities Fund      55,737   7.000337      390       1.06%        1.40%      (9.36%)
 Templeton Developing Markets Securities Fund B    15,000   6.977321      106       0.10%        1.40%      (9.37%)
 Templeton Developing Markets Securities Fund B,
   Series I                                         2,527   6.969734       17       0.10%        1.55%      (9.50%)
 Templeton Developing Markets Securities Fund B,
   Series K                                        11,943   6.964671       83       0.10%        1.65%      (9.59%)
 Templeton Developing Markets Securities Fund B,
   Series N                                        26,476   6.957091      184       0.10%        1.80%      (9.73%)
 Templeton Mutual Shares Securities Fund           58,419  12.280005      717       1.74%        1.40%       5.81%
 Templeton Mutual Shares Securities Fund B          9,278  12.232460      114       0.36%        1.40%       5.55%
 Templeton Mutual Shares Securities Fund B,
   Series I                                         3,224  12.219247       39       0.36%        1.55%       5.39%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                      As of December 31, 2001    For the Year ended December 31, 2001
                                                   ----------------------------- ----------------------------------
                                                              Unit    Net Assets  Investment     Expense     Total
                                                    Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 Templeton Mutual Shares Securities Fund B,
   Series K                                         12,778 $12.210438  $   156       0.36%        1.65%       5.28%
 Templeton Mutual Shares Securities Fund B,
   Series N                                         20,428  12.197249      249       0.36%        1.80%       5.12%
 Franklin Large Cap Growth Securities Fund          62,694  13.345048      837       0.63%        1.40%     (12.49%)
 Franklin Large Cap Growth Securities Fund Series
   A                                                 8,932   8.501135       76       0.63%        0.85%     (12.01%)
 Franklin Large Cap Growth Securities Fund B         2,791  13.305369       37       0.08%        1.40%     (12.67%)
 Franklin Large Cap Growth Securities Fund B,
   Series A                                            348  13.351805        5       0.08%        0.85%     (12.18%)
 Franklin Large Cap Growth Securities Fund B,
   Series E                                              7  13.339126        -       0.08%        1.00%     (12.31%)
 Franklin Large Cap Growth Securities Fund B,
   Series F                                              7  13.330682        -       0.08%        1.10%     (12.40%)
 Franklin Large Cap Growth Securities Fund B,
   Series G                                              7  13.318018        -       0.08%        1.25%     (12.54%)
 Franklin Large Cap Growth Securities Fund B,
   Series I                                          1,267  13.290455       17       0.08%        1.55%     (12.80%)
 Franklin Large Cap Growth Securities Fund B,
   Series K                                             83  13.280510        1       0.08%        1.65%     (12.89%)
 Franklin Large Cap Growth Securities Fund B,
   Series N                                              7  13.265620        -       0.08%        1.80%     (13.02%)
 Fidelity VIP Growth Portfolio                       7,762  12.672962       98       0.09%        1.40%     (18.79%)
 Fidelity VIP Growth Portfolio B                       901  12.611329       11       0.00%        1.40%     (19.44%)
 Fidelity VIP Growth Portfolio B, Series I               7  12.598422        -       0.00%        1.55%     (19.56%)
 Fidelity VIP Growth Portfolio B, Series K           6,023  12.589814       76       0.00%        1.65%     (19.64%)
 Fidelity VIP Growth Portfolio B, Series N               7  12.576934        -       0.00%        1.80%     (19.77%)
 Fidelity VIP II Contrafund Portfolio                3,003  12.137705       36       0.41%        1.40%     (13.48%)
 Fidelity VIP III Growth Portfolio Opportunities     1,904   8.378620       16       0.39%        1.40%     (15.61%)
 Fidelity VIP III Growth Portfolio & Income
   Portfolio                                         5,245  11.287229       59       1.61%        1.40%     (10.02%)
 Fidelity VIP Equity-Income Portfolio                  675  11.220195        8       2.45%        1.40%      (6.28%)
 Fidelity VIP Equity-Income Portfolio B                  9  11.141971        -       0.00%        1.40%      (6.55%)
 Fidelity VIP Equity-Income Portfolio B, Series I        9  11.130575        -       0.00%        1.55%      (6.69%)
 Fidelity VIP Equity-Income Portfolio B, Series K    3,615  11.122980       40       0.00%        1.65%      (6.79%)
 Fidelity VIP Equity-Income Portfolio B, Series N        9  11.111610        -       0.00%        1.80%      (6.93%)
 Fidelity High Income Portfolio B                       10   9.025089        -       0.00%        1.40%     (13.16%)
 Fidelity High Income Portfolio B, Series I             10   9.015854        -       0.00%        1.55%     (13.29%)
 Fidelity High Income Portfolio B, Series K             10   9.009707        -       0.00%        1.65%     (13.38%)
 Fidelity High Income Portfolio B, Series N             10   9.000486        -       0.00%        1.80%     (13.51%)
 American Century VP Income & Growth Fund          127,069   8.223442    1,046       0.40%        1.40%      (9.63%)
 American Century VP Income & Growth Fund, Series
   I                                                10,406   8.214478       85       0.40%        1.55%      (9.77%)
 American Century VP Income & Growth Fund, Series
   K                                                33,759   8.208521      277       0.40%        1.65%      (9.86%)
 American Century VP Income & Growth Fund, Series
   N                                                71,391   8.199582      585       0.40%        1.80%     (10.00%)
 American Century VP International Fund              5,918   7.187549       43       0.11%        1.40%     (30.17%)
 American Century VP International Fund, Series I      620   7.179717        4       0.11%        1.55%     (30.27%)
 American Century VP International Fund, Series K       12   7.174500        -       0.11%        1.65%     (30.34%)
 American Century VP International Fund, Series N       12   7.166682        -       0.11%        1.80%     (30.45%)
 American Century VP Value Fund                     58,263  12.429283      724       0.51%        1.40%      11.25%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                     As of December 31, 2001    For the Year ended December 31, 2001
                                                   ---------------------------- ----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                   Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------ ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 American Century VP Value Fund, Series I           4,249 $12.415765  $    53        0.51%       1.55%      11.08%
 American Century VP Value Fund, Series K          16,311  12.406758      202        0.51%       1.65%      10.97%
 American Century VP Value Fund, Series N          20,863  12.393257      259        0.51%       1.80%      10.80%
 Dreyfus Stock Index Fund                          15,789   8.014418      127        1.09%       1.40%     (13.41%)
 Dreyfus Stock Index Fund B                            12   7.968599        -        0.68%       1.40%     (13.69%)
 Dreyfus Stock Index Fund B, Series I                  12   7.959924        -        0.68%       1.55%     (13.82%)
 Dreyfus Stock Index Fund B, Series K                 322   7.954140        3        0.68%       1.65%     (13.91%)
 Dreyfus Stock Index Fund B, Series N                  12   7.945482        -        0.68%       1.80%     (14.04%)
 Dreyfus VIF Disciplined Stock Portfolio            7,556   7.910212       60        0.48%       1.40%     (14.48%)
 Dreyfus VIF Disciplined Stock Portfolio B          5,469   7.869049       43        0.55%       1.40%     (14.67%)
 Dreyfus VIF Disciplined Stock Portfolio B,
   Series I                                            12   7.860477        -        0.55%       1.55%     (14.80%)
 Dreyfus VIF Disciplined Stock Portfolio B,
   Series K                                            12   7.854776        -        0.55%       1.65%     (14.88%)
 Dreyfus VIF Disciplined Stock Portfolio B,
   Series N                                            12   7.846220        -        0.55%       1.80%     (15.01%)
 Dreyfus VIF Capital Appreciation Portfolio        41,676   8.883086      370        0.99%       1.40%     (10.58%)
 Dreyfus VIF Capital Appreciation Portfolio B      11,287   8.832633      100        1.17%       1.40%     (10.89%)
 Dreyfus VIF Capital Appreciation Portfolio B,
   Series I                                        10,609   8.823014       94        1.17%       1.55%     (11.03%)
 Dreyfus VIF Capital Appreciation Portfolio B,
   Series K                                        14,186   8.816609      125        1.17%       1.65%     (11.11%)
 Dreyfus VIF Capital Appreciation Portfolio B,
   Series N                                        30,020   8.807008      264        1.17%       1.80%     (11.25%)
 INVESCO VIF Dynamics Fund                         72,628   7.201833      523        0.00%       1.40%     (32.09%)
 INVESCO VIF Dynamics Fund, Series I                6,555   7.193990       47        0.00%       1.55%     (32.21%)
 INVESCO VIF Dynamics Fund, Series K               18,043   7.188752      130        0.00%       1.65%     (32.27%)
 INVESCO VIF Dynamics Fund, Series N               32,718   7.180915      235        0.00%       1.80%     (32.38%)
 INVESCO VIF High Yield Fund                       16,527   7.395337      123       14.73%       1.40%     (16.10%)
 INVESCO VIF High Yield Fund, Series I              3,157   7.387287       23       14.73%       1.55%     (16.25%)
 INVESCO VIF High Yield Fund, Series K              3,857   7.381925       28       14.73%       1.65%     (16.33%)
 INVESCO VIF High Yield Fund, Series N              4,829   7.373879       36       14.73%       1.80%     (16.46%)
 PIMCO High Yield Portfolio                         1,334   9.953420       14        7.70%       1.40%       0.91%
 PIMCO High Yield Portfolio, Series I                  10   9.942579        -        7.70%       1.55%       0.76%
 PIMCO High Yield Portfolio, Series K                 312   9.935372        3        7.70%       1.65%       0.65%
 PIMCO High Yield Portfolio, Series N                  10   9.924556        -        7.70%       1.80%       0.50%
 PIMCO Low Duration Portfolio                      13,281  11.348021      151        5.18%       1.40%       6.12%
 PIMCO Low Duration Portfolio, Series I               922  11.335672       10        5.18%       1.55%       5.97%
 PIMCO Low Duration Portfolio, Series K                 9  11.327448        -        5.18%       1.65%       5.86%
 PIMCO Low Duration Portfolio, Series N                 9  11.315125        -        5.18%       1.80%       5.70%
 PIMCO StocksPLUS Growth & Income Portfolio           195   8.109327        2        5.10%       1.40%     (12.61%)
 PIMCO StocksPLUS Growth & Income Portfolio,
   Series I                                         3,830   8.100489       31        5.10%       1.55%     (12.81%)
 PIMCO StocksPLUS Growth & Income Portfolio,
   Series K                                           258   8.094606        2        5.10%       1.65%     (12.89%)
 PIMCO StocksPLUS Growth & Income Portfolio,
   Series N                                            12   8.085799        -        5.10%       1.80%     (13.03%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                     As of December 31, 2001    For the Year ended December 31, 2001
                                                   ---------------------------- ----------------------------------
                                                             Unit    Net Assets  Investment     Expense     Total
                                                   Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                   ------ ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
 PIMCO Total Return Portfolio                      80,941 $11.492649  $   930       3.95%        1.40%       6.87%
 PIMCO Total Return Portfolio, Series I             5,980  11.480143       69       3.95%        1.55%       6.71%
 PIMCO Total Return Portfolio, Series K            14,604  11.471803      168       3.95%        1.65%       6.60%
 PIMCO Total Return Portfolio, Series N            31,005  11.459325      355       3.95%        1.80%       6.44%
 Scudder International Portfolio                   24,880   6.123726      152       0.35%        1.40%     (31.83%)
 Scudder International Portfolio B                  9,275   6.129472       57       0.00%        1.40%     (31.78%)
 Scudder International Portfolio B, Series I        3,466   6.122784       21       0.00%        1.55%     (31.88%)
 Scudder International Portfolio B, Series K        9,526   6.118329       58       0.00%        1.65%     (31.95%)
 Scudder International Portfolio B, Series N       21,291   6.111659      130       0.00%        1.80%     (32.05%)

Annuitization units:
 Met Investors Lord Abbett Growth and Income
   Portfolio                                        6,200  29.904617      185       0.91%        1.40%      (7.04%)
 Met Investors Bond Debenture Portfolio               500  12.440510        6       8.08%        1.40%       2.34%
 Met Investors Developing Growth Portfolio            442   9.441075        4       0.00%        1.40%      (8.14%)
 Met Investors Mid-Cap Value Portfolio                119  15.527953        2       0.48%        1.40%       6.58%
 Met Investors Enhanced Index Portfolio             9,025  15.258696      138       0.82%        1.40%     (12.65%)
 Met Investors International Equity Portfolio         250   9.359763        2       1.30%        1.40%     (21.44%)
 Met Investors Quality Bond Portfolio               2,078  11.916681       25       4.73%        1.40%       5.56%
 Met Investors Select Equity Portfolio              2,767  13.996056       39       0.48%        1.40%      (7.33%)
 Russell Multi-Style Fund                           6,954   9.570986       67       0.46%        1.40%     (15.41%)
 Russell Aggressive Equity Fund                     1,287   8.755088       11       0.11%        1.40%      (3.73%)
 Russell Non-US Fund                                3,992   8.475089       34       0.63%        1.40%     (23.12%)
 Russell Core Bond Fund                             7,106  10.634995       76       5.96%        1.40%       5.91%
 Russell Real Estate Fund                           1,097  11.640546       13       5.17%        1.40%       6.33%
 AIM V.I. Value Fund                                   86  10.797077        1       0.14%        1.40%     (13.79%)
 AIM V.I. Capital Appreciation Fund                   404   9.935100        4       0.00%        1.40%     (24.35%)
 Franklin Large Cap Growth Securities Fund            463  12.271831        6       0.63%        1.40%     (12.49%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

               Metlife Investors Insurance Company of California
               (Formerly Cova Financial Life Insurance Company)
      (a wholly owned subsidiary of MetLife Investors Insurance Company)
                             Financial Statements
                       December 31, 2002, 2001 and 2000
                                      and
                         Independent Auditors' Report

      Independent Auditors' Report

      The Board of Directors
      MetLife Investors Insurance Company of California
      (Formerly Cova Financial Life Insurance Company)
      Newport Beach, California

      We have audited the accompanying balance sheets of MetLife Investors Insurance Company of California (formerly Cova Financial Life Insurance Company) (the "Company") as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

      /s/  DELOITTE & TOUCHE LLP

      Tampa, Florida
      March 7, 2003

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                  (Formerly Cova Financial Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                   BALANCE SHEETS
                             DECEMBER 31, 2002 AND 2001
             (Dollars in thousands, except share and per share amounts)

                                                                       2002     2001
                                                                     -------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value
   (amortized cost: $134,607 and $114,616 respectively)              $139,987 $116,692
 Mortgage loans on real estate                                          3,508    4,249
 Policy loans                                                           1,044      957
 Short-term investments                                                    45      786
                                                                     -------- --------
   Total investments                                                  144,584  122,684
Cash and cash equivalents                                              17,179    9,949
Accrued investment income                                               1,714    1,655
Premiums and other receivables                                          4,125    1,382
Deferred policy acquisition costs                                      26,199   21,522
Current income taxes receivable                                           624      317
Other assets                                                            4,704    2,351
Separate account assets                                               229,994  215,822
                                                                     -------- --------
   Total assets                                                      $429,123 $375,682
                                                                     ======== ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                              $  7,894 $  6,824
 Policyholder account balances                                        148,701  112,572
 Other policyholder funds                                                 737        -
 Deferred income taxes payable                                          2,308      770
 Other liabilities                                                      1,576    4,417
 Separate account liabilities                                         229,994  215,822
                                                                     -------- --------
   Total liabilities                                                  391,210  340,405
                                                                     ======== ========

Commitments and contingencies (Note 5)

Stockholder's Equity:
Common stock, par value $233.34 per share; 30,000 shares authorized;
  12,000 shares issued and outstanding at December 31, 2002 and 2001    2,800    2,800
Additional paid-in capital                                             31,802   31,802
Retained earnings                                                       2,317      420
Accumulated other comprehensive income                                    994      255
                                                                     -------- --------
   Total stockholder's equity                                          37,913   35,277
                                                                     -------- --------
   Total liabilities and stockholder's equity                        $429,123 $375,682
                                                                     ======== ========


                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                  (Formerly Cova Financial Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                               (Dollars in thousands)

                                                                                              2002    2001     2000
                                                                                            -------  ------- -------
REVENUES
Premiums                                                                                    $ 1,710  $   684 $   543
Universal life and investment-type product policy fees                                        3,411    3,369   2,840
Net investment income                                                                         9,070    9,128   8,919
Other revenues                                                                                  229      100     221
Net investment (losses) gains (net of amounts allocable to deferred acquisition costs of
  $199, $397 and $(617), respectively)                                                         (631)     196  (1,193)
                                                                                            -------  ------- -------
   Total revenues                                                                            13,789   13,477  11,330
                                                                                            -------  ------- -------

EXPENSES
Policyholder benefits and claims                                                              2,967    2,141   1,026
Interest credited to policyholder account balances                                            6,720    4,947   6,133
Other expenses (excludes amounts directly related to net investment (losses) gains of $199,
  $397 and $(617), respectively)                                                              1,407    3,750   5,923
                                                                                            -------  ------- -------
   Total expenses                                                                            11,094   10,838  13,082
                                                                                            -------  ------- -------

Income (loss) before provision (benefit) for income taxes                                     2,695    2,639  (1,752)
Provision (benefit) for income taxes                                                            798      933    (466)
                                                                                            -------  ------- -------
Net income (loss)                                                                           $ 1,897  $ 1,706 $(1,286)
                                                                                            =======  ======= =======




                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                  (Formerly Cova Financial Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                               (Dollars in thousands)

                                                                              Retained    Accumulated
                                                                 Additional   Earnings       Other
                                                          Common  Paid-in   (Accumulated Comprehensive
                                                          Stock   Capital     Deficit)   Income (Loss)  Total
                                                          ------ ---------- ------------ ------------- -------
Balance at January 1, 2000                                $2,800  $18,802     $     -        $  -      $21,602
Capital contribution                                                4,000                                4,000
Comprehensive loss:
 Net loss                                                                      (1,286)                  (1,286)
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                            329          329
                                                                                                       -------
 Comprehensive loss                                                                                       (957)
                                                          ----------------------------------------------------
Balance at December 31, 2000                               2,800   22,802      (1,286)        329       24,645
Capital contribution                                                9,000                                9,000
Comprehensive income:
 Net income                                                                     1,706                    1,706
 Other comprehensive loss:
   Unrealized investment losses, net of related offsets,
     reclassification adjustments and income taxes                                            (74)         (74)
                                                                                                       -------
 Comprehensive income                                                                                    1,632
                                                          ----------------------------------------------------
Balance at December 31, 2001                               2,800   31,802         420         255       35,277
Comprehensive income:
 Net income                                                                     1,897                    1,897
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                            739          739
                                                                                                       -------
 Comprehensive income                                                                                    2,636
                                                          ----------------------------------------------------
Balance at December 31, 2002                              $2,800  $31,802     $ 2,317        $994      $37,913
                                                          ====================================================


                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                  (Formerly Cova Financial Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                               (Dollars in thousands)

                                                                                        2002      2001      2000
                                                                                     ---------  --------  --------
Cash flows from operating activities
Net income (loss)                                                                    $   1,897  $  1,706    (1,286)
 Adjustments to reconcile net income to net cash (used in) provided by operating activities:
   Depreciation and amortization expenses                                                    -       122       127
   Amortization of premiums and accretion of discounts associated with investments,
     net                                                                                (1,120)   (1,021)   (1,059)
   Losses (gains) from sales of investments, net                                           830      (593)    1,810
   Interest credited to other policyholder account balances                              6,720     4,947     6,133
   Universal life and investment-type product policy fees                               (3,411)   (3,369)   (2,840)
   Change in premiums and other receivables                                             (2,743)    2,193    13,435
   Change in deferred policy acquisition costs, net                                     (6,884)   (2,197)      855
   Change in insurance-related liabilities                                               1,612        (4)      320
   Change in income taxes payable                                                          873       932      (467)
   Change in other liabilities                                                          (3,856)      (40)   (1,480)
 Other, net                                                                              2,149     7,840    (1,457)
                                                                                     ---------  --------  --------
Net cash (used in) provided by operating activities                                     (3,933)   10,516    14,091
                                                                                     ---------  --------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities                                                                     89,078    50,732     8,311
   Mortgage loans on real estate                                                           754       100     1,067
 Purchases of:
   Fixed maturities                                                                   (107,779)  (65,556)  (12,065)
 Net change in short-term investments                                                      741      (502)     (284)
 Net change in policy loans                                                                (87)      145      (164)
 Other, net                                                                                  -         5         -
                                                                                     ---------  --------  --------
Net cash used in investing activities                                                  (17,293)  (15,076)   (3,135)
                                                                                     ---------  --------  --------

Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                             66,705    16,809    29,837
   Withdrawals                                                                         (38,249)  (17,433)  (40,859)
 Capital Contribution                                                                        -     9,000     4,000
                                                                                     ---------  --------  --------
Net cash provided by (used in) financing activities                                     28,456     8,376    (7,022)
                                                                                     ---------  --------  --------
Change in cash and cash equivalents                                                      7,230     3,816     3,934
Cash and cash equivalents, beginning of year                                             9,949     6,133     2,199
                                                                                     ---------  --------  --------
Cash and cash equivalents, end of year                                               $  17,179  $  9,949  $  6,133
                                                                                     =========  ========  ========


                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                  (Formerly Cova Financial Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      MetLife Investors Insurance Company of California ("MLIICCA") (formerly Cova Financial Life Insurance Company) (the "Company"), a California domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company) ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At December 31, 2002, Cova Corporation was sold from General American Life Insurance Company ("GALIC"), a wholly owned subsidiary of GenAmerica Financial. Inc. ("GenAmerica"), to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or morbidity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      Basis of Presentation

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The California State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the California Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

      On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly owned subsidiary of MetLife, Inc. The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $21,602 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

      The excess of the net purchase price over the fair value of net assets acquired of approximately $2,530 thousand was recorded as goodwill and was being amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Accounting Pronouncements" below).

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior year's financials statements have been reclassified to conform to the 2002 presentation.

      Investments

      The Company's principal investments are in fixed maturities and mortgage loans; both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, impairments and the determination of fair values. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) The length of time and the extent to which the market value has been below amortized cost; (ii) The potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) The potential for impairments in an entire industry sector or sub-sector; (iv) The potential for impairments in certain economically depressed geographic locations; (v) The potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) Other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values are based on valuation methodologies and assumptions deemed appropriate in the circumstances. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or net of policyholder related amounts and deferred income taxes. The cost of fixed maturities are adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of the interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded asset.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business (and additional charges to the policyholders) and certain economic variables, such as inflation. Of these factors the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs.

      Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation short-term markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The Company recorded VOBA of $20,180 thousand as a result of the acquisition of GenAmerica by Metropolitan Life.

      Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2002 is as follows:

                                  Value of             Deferred
                              Business Acquired Policy Acquisition Cost  Total
                              ----------------- ----------------------- -------
                                           (Dollars in thousands)
Balance at January 1               $13,539              $ 7,983         $21,522
Capitalizations                          -                8,650           8,650
                                   -------              -------         -------
    Total                           13,539               16,633          30,172
                                   -------              -------         -------
Amortization allocated to:
  Net investment gains                   -                  199             199
  Unrealized investment gains          783                1,424           2,207
  Other expenses                     1,333                  234           1,567
                                   -------              -------         -------
    Total amortization               2,116                1,857           3,973
                                   -------              -------         -------
Balance at December 31, 2002       $11,423              $14,776         $26,199
                                   =======              =======         =======

      Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2001 is as follows:

                                  Value of             Deferred
                              Business Acquired Policy Acquisition Cost  Total
                              ----------------- ----------------------- -------
                                           (Dollars in thousands)
Balance at January 1               $15,051              $4,274          $19,325
Capitalizations                          -               3,617            3,617
                                   -------              ------          -------
    Total                           15,051               7,891           22,942
                                   -------              ------          -------
Amortization allocated to:
  Net investment gains                   -                 397              397
  Unrealized investment gains          228                 122              350
  Other expenses                     1,284                (611)             673
                                   -------              ------          -------
    Total amortization               1,512                 (92)           1,420
                                   -------              ------          -------
Balance at December 31, 2001       $13,539              $7,983          $21,522
                                   =======              ======          =======

      Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2000 is as follows:

                                  Value of             Deferred
                              Business Acquired Policy Acquisition Cost  Total
                              ----------------- ----------------------- -------
                                            (Dollars in thousands)
Balance at January 1               $20,180              $    -          $20,180
Capitalization of policy
  acquisition costs                      -               4,298            4,298
                                   -------              ------          -------
    Total                           20,180               4,298           24,478
                                   -------              ------          -------
Amortization allocated to:
  Net investment losses                  -                (617)            (617)
  Unrealized investment gains          603                 617            1,220
  Other Expenses                     4,526                  24            4,550
                                   -------              ------          -------
    Total amortization               5,129                  24            5,153
                                   -------              ------          -------
Balance at December 31, 2000       $15,051              $4,274          $19,325
                                   =======              ======          =======

      The estimated future amortization expense for value of business acquired is $971 thousand in 2003, $857 thousand in 2004, $992 thousand in 2005, $1,028 thousand in 2006 and $1,066 thousand in 2007.

      Amortization of VOBA and deferred policy acquisition costs is allocated to (i) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of VOBA and deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of VOBA and deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Goodwill

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 20 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

      Changes in goodwill were as follows:

                                          Years ended December 31,
                                          ---------------------
                                           2002     2001    2000
                                          ------   ------  ------
                                          (Dollars in thousands)
               Net Balance at January 1   $2,278   $2,404  $2,530
               Amortization                    -     (126)   (126)
                                          ------   ------  ------
               Net Balance at December 31 $2,278   $2,278  $2,404
                                          ======   ======  ======

      Accumulated amortization from goodwill was as follows at:

                                                December 31,
                                                -------------------
                                                2002         2001
                                                ----         ----
                                                (Dollars in thousands)
                       Accumulated Amortization $252         $252
                                                ====         ====

      Future Policy Benefits and Policyholder Account Balances

      Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 9%.

      Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For SPDA and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuity contract holder.

      The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 3% to 13%, less expenses, mortality charges, and withdrawals.

      Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

      Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

      Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

      Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

      Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 60%, 87%, and 97% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 2002, 2001, and 2000, respectively.

      All policy reserves are established as the present value of estimated future policy benefits such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include asset management and advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Reinsurance

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      Income Taxes

      The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      The Company files a consolidated federal income tax return with MLIIC and First MetLife Investors Insurance Company ("FMLIIC"). The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

      Application of Accounting Pronouncements

      In November 2002, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN 45. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the initial adoption of FIN 45 to have a significant impact on the Company's financial statements.

      In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"), which must be adopted for exit and disposal activities initiated after December 31, 2002. SFAS 146 will require that a liability for a cost associated with an exit or disposal activity be recognized and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring) ("EITF 94-3"). As discussed in Note 13, in the fourth quarter of 2001, the Company recorded a charge of $330 million, net of income taxes of $169 million, associated with business realignment initiatives using the EITF 94-3 accounting guidance.

      Effective January 1, 2002 the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 was adopted January 1, 2002. The adoption of SFAS 144 by the Company did not have a material impact on the Company's financial statements at the date of adoption.

      Effective January 1, 2002, the Company adopted SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize goodwill during 2002. Amortization of goodwill was $126 thousand for both of the years ended December 31, 2001 and 2000, respectively. There were no impairments as of December 31, 2002.

      Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue ("EITF") No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's financial statements.

      Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's financial statements.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

      Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and
      (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's financial statements.

2.  INVESTMENTS

      Fixed Maturities

      Fixed maturities at December 31, 2002 were as follows:

                                                 Gross Unrealized Estimated
                                       Amortized ----------------   Fair
                                         Cost     Gain     Loss     Value
                                       ---------  ------  ------  ---------
                                            (Dollars in thousands)
       Bonds:
         U.S. corporate securities     $ 63,859  $4,623   $  991  $ 67,491
         Mortgage-backed securities      44,590   1,285        -    45,875
         Foreign corporate securities     7,778     463        -     8,241
         U.S. treasuries/agencies         3,456      70        -     3,526
         Asset-backed securities         13,983     627      756    13,854
         Foreign government securities      941      59        -     1,000
                                       --------   ------  ------  --------
         Total fixed maturities        $134,607  $7,127   $1,747  $139,987
                                       ========   ======  ======  ========

      Fixed maturities at December 31, 2001 were as follows:

                                                  Gross Unrealized Estimated
                                        Amortized ----------------   Fair
                                          Cost     Gain     Loss     Value
                                        ---------  ------   ----   ---------
                                            (Dollars in thousands)
        Bonds:
          U.S. corporate securities     $ 54,336  $2,182    $302   $ 56,216
          Mortgage-backed securities      29,827     209     343     29,693
          Foreign corporate securities     6,091     111      26      6,176
          U.S. treasuries/agencies         6,983       -     129      6,854
          Asset-backed securities         16,449     443     139     16,753
          Foreign government securities      930      70       -      1,000
                                        --------   ------    ----  --------
          Total fixed maturities        $114,616  $3,015    $939   $116,692
                                        ========   ======    ====  ========

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $8,122 thousand and $3,894 thousand at December 31, 2002 and 2001, respectively. The company did not have any non-income producing fixed maturities at December 31, 2002 and 2001.

      The amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date, are shown below:

                                                                Estimated
                                                    Amortized     Fair
                                                      Cost        Value
                                                    ---------   ---------
                                                    (Dollars in thousands)
        Due in one year or less                     $  6,474    $  6,537
        Due after one year through five years         41,314      44,149
        Due after five years through ten years        24,587      26,478
        Due after ten years                            3,659       3,094
                                                    --------    --------
            Subtotal                                  76,034      80,258
        Mortgage-backed and asset-backed securities   58,573      59,729
                                                    --------    --------
            Total fixed maturities                  $134,607    $139,987
                                                    ========    ========

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales of securities classified as available-for-sale were as follows:

                                        Years ended December 31,
                                        -----------------------
                                         2002     2001    2000
                                        -------  ------- -------
                                        (Dollars in thousands)
                Proceeds                $30,984  $34,259 $11,963
                Gross investment gains  $   674  $ 1,608 $    81
                Gross investment losses $ 1,282  $   677 $   774

      Gross investment losses above exclude writedowns recorded during 2002, 2001 and 2000 for other than temporarily impaired available-for-sale securities of $222 thousand, $354 thousand and $1,117 thousand, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      Mortgage Loans on Real Estate

      Mortgage loans on commercial real estate were $3,508 thousand and $4,249 thousand for the years ended December 31, 2002 and 2001, respectively. There was no valuation allowance in either year. There were no impaired mortgage loans on real estate for the years ended December 31, 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2002, approximately 26%, 27% and 26% of the properties were located in California, Georgia and South Carolina, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Net Investment Income

      The components of net investment income were as follows:

                                                      Years ended December 31,
                                                      ----------------------
                                                       2002      2001    2000
                                                      ------    ------  ------
                                                      (Dollars in thousands)
    Fixed maturities                                  $8,606    $8,106  $8,116
    Mortgage loans on real estate                        313       354     102
    Policy loans                                         104        75      81
    Cash, cash equivalents and short-term investments    134       652     719
    Other                                                (73)      (51)     23
                                                      ------    ------  ------
      Total                                            9,084     9,136   9,041
    Less: Investment expenses                             14         8     122
                                                      ------    ------  ------
      Total net investment income                     $9,070    $9,128  $8,919
                                                      ======    ======  ======

      Net Investment (Losses) Gains

                                                        Years ended December 31,
                                                        ---------------------
                                                          2002     2001    2000
                                                        ------   ------ -------
                                                        (Dollars in thousands)
  Fixed maturities                                      $(830)   $ 577  $(1,810)
  Real estate and real estate joint ventures                -       16        -
                                                        -----    -----  -------
    Total                                                (830)     593   (1,810)
  Amounts allocable to deferred policy acquisition cost   199     (397)     617
                                                        -----    -----  -------
    Total net realized investment (losses) gains        $(631)   $ 196  $(1,193)
                                                        =====    =====  =======

      Investment gains and losses have been reduced by deferred policy acquisition cost to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

      Net Unrealized Investment Gains

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                              Years ended December 31,
                                             -------------------------
                                               2002     2001     2000
                                             -------  -------  -------
                                               (Dollars in thousands)
         Fixed maturities                    $ 5,380  $ 2,076  $ 1,727
         Other invested assets                   (74)     (74)       -
                                             -------  -------  -------
             Total                             5,306    2,002    1,727
                                             -------  -------  -------
         Amounts allocable to:
           Deferred policy acquisition costs  (3,777)  (1,570)  (1,220)
           Deferred income taxes                (535)    (177)    (178)
                                             -------  -------  -------
             Total                            (4,312)  (1,747)  (1,398)
                                             -------  -------  -------
         Net unrealized investment gains     $   994  $   255  $   329
                                             =======  =======  =======

      The changes in net unrealized investment gains were as follows:

                                                  Years ended December 31,
                                                  -----------------------
                                                    2002    2001    2000
                                                  -------  -----  -------
                                                   (Dollars in thousands)
      Balance at January 1                        $   255  $ 329  $     -
      Unrealized investment gains during the year   3,304    275    1,727
      Unrealized investment losses relating to:
        Deferred policy acquisition costs          (2,207)  (350)  (1,220)
      Deferred income taxes                          (358)     1     (178)
                                                  -------  -----  -------
      Balance at December 31                      $   994  $ 255  $   329
                                                  =======  =====  =======
      Net change in unrealized investment gains   $   739  $ (74) $   329
                                                  =======  =====  =======

3.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                     Carrying   Estimated
                                                      Value     Fair Value
       December 31, 2002                             --------   ----------
                                                     (Dollars in thousands)
       Assets:
         Fixed maturities                            $139,987    $139,987
         Mortgage loans on real estate                  3,508       4,084
         Policy loans                                   1,044       1,044
         Short-term investments                            45          45
         Cash and cash equivalents                     17,179      17,179
       Liabilities:
         Policyholder account balances                148,701     140,642

                                                     Carrying   Estimated
                                                      Value     Fair Value
       December 31, 2001                             --------   ----------
                                                     (Dollars in thousands)
       Assets:
         Fixed maturities                            $116,692    $116,692
         Mortgage loans on real estate                  4,249       4,508
         Policy loans                                     957         957
         Short-term investments                           786         786
         Cash and cash equivalents                      9,949       9,949
       Liabilities:
         Policyholder account balances                112,572     102,648

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         Fixed Maturities

            The fair value of fixed maturities is based upon quotations published by applicable exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         Mortgage Loans on Real Estate

            Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

         Policy Loans

            The carrying values for policy loans approximate fair value.

         Cash and Cash Equivalents and Short-term Investments

            The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

         Policyholder Account Balances

            The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

4.  SEPARATE ACCOUNTS

      Separate accounts reflect one category of risk assumption: non-guaranteed separate accounts totaling $229,994 thousand and $215,822 thousand at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $3,411 thousand, $3,369 thousand, and $2,840 thousand for the years ended December 31, 2002, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk.

5.  COMMITMENTS AND CONTINGENCIES

      There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect on the Company.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                               Years ended December 31,
                                               ---------------------
                                                2002      2001    2000
                                               ------    ------  -----
                                               (Dollars in thousands)
          Current:
            Federal                            $ (382)   $ (242) $   -
          Deferred:
            Federal                             1,180     1,175   (466)
                                               ------    ------  -----
          Provision (benefit) for income taxes $  798    $  933  $(466)
                                               ======    ======  =====

      Income tax expense attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following:

                                                      Years ended December 31,
                                                      ------------------------
                                                       2002    2001     2000
                                                       -----   ----    -----
                                                      (Dollars in thousands)
       Tax provision (benefit) at U.S. statutory rate $ 943    $924    $(613)
       Tax effect of:
         Tax exempt investment income                  (145)    (36)       -
         Goodwill amortization                            -      44       44
         Return to provision adjustment                   -       -       99
         Other, net                                       -       1        4
                                                       -----    ----   -----
       Provision (benefit) for income taxes           $ 798    $933    $(466)
                                                       =====    ====   =====

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       December 31,
                                                       ----------------------
                                                        2002        2001
                                                         ------      ------
                                                       (Dollars in thousands)
            Deferred income tax assets:
              Reserve for future policy benefits       $  604      $1,383
              Tax basis of intangible assets purchased    620         697
              Investments                                  58       1,099
              Loss and credit carryforwards             4,488       3,132
                                                         ------      ------
                                                        5,770       6,311
              Less: valuation allowance                   173         173
                                                         ------      ------
            Total                                       5,597       6,138
                                                         ------      ------
            Deferred income tax liabilities:
              Deferred policy acquisition costs         7,219       6,624
              Net unrealized investment gains             535         177
              Other                                       151         107
                                                         ------      ------
                                                        7,905       6,908
                                                         ------      ------
            Net deferred income tax liability          $2,308      $  770
                                                         ======      ======

      The Company has net operating loss carryforwards amounting to $11,500 thousand at December 31, 2002, which expire between 2014 and 2017. The Company also has $1,400 thousand in capital loss carryforwards at December 31, 2002 which will expire in 2005 through 2006.

      The Company has recorded a valuation allowance related to certain tax benefits. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain impaired securities will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

      On June 1, 1995, Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company ("XFLIC"), from Xerox Financial Services, Inc. ("XFSI"), a wholly owned subsidiary of Xerox Corporation. XFSI and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of the election, the tax basis of the Company's assets as of the date of the GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2,900 thousand for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

      The Company has been audited by the Internal Revenue Service for the years through and including 1996. The Company is being audited for the years 1997 through 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

7.  REINSURANCE

      Effective April 1, 2001, the Company entered into a Yearly Renewable Term ("YRT") reinsurance agreement with Exeter Reassurance Company, Limited (a Metropolitan Life affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company ceded reserves of $20 thousand and $2 thousand at December 31, 2002 and 2001, respectively. The Company recognized operating income of approximately $62 thousand and $8 thousand from this transaction in 2002 and 2001, respectively.

      Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to Metropolitan Life. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to Metropolitan Life was approximately $10,000 thousand, $12,000 thousand and $14,000 thousand at December 31, 2002, 2001 and 2000, respectively. Net earnings to Metropolitan Life from that business are experience refunded to the Company. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by Metropolitan Life of new business and renewed SPDA business during this period.

      On June 1, 1995, when Cova Corporation purchased XFLIC from XFSI, it entered into a financing reinsurance transaction with OakRe Life Insurance Company ("OakRe"), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

      The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

      On July 1, 2000, the Company recaptured all of the existing SPDA ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized operating income of approximately $50 thousand related to the recapture.

      The Company currently reinsures 55% of the riders containing benefit guarantees related to variable annuities. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                                                  Years ended December 31,
                                                  -----------------------
                                                   2002      2001   2000
                                                   ------   -----   ----
                                                  (Dollars in thousands)
         Direct premiums                          $1,799    $ 787   $638
         Reinsurance ceded                           (89)    (103)   (95)
                                                   ------   -----   ----
         Net premiums                             $1,710    $ 684   $543
                                                   ======   =====   ====
         Reinsurance recoveries netted against
           policyholder benefits                  $  450    $  51
                                                   ======   =====

      Reinsurance recoverables, included in premiums and other receivables, were $1,100 thousand at both December 31, 2002 and 2001.

8.  RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2002 and 2001. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2002 and 2001 by the Company were $686 thousand and $1,833 thousand, respectively.

      Prior to the Company's 2001 agreement, the Company had a contractual agreement for management, operations, and servicing with its affiliated companies. The affiliated companies were Cova Life Management Company ("CLMC"), a Delaware corporation, which provided management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and Metropolitan Life, which provided investment advice; and Cova Life Administration Service Company, which provided underwriting, policy issuance, claims and other policy administration functions. Expenses and fees paid to affiliated companies in 2000 by the Company were $2,148 thousand.

      Since the company is a member of a controlled group of affiliate companies it's results may not be indicative of those of a stand alone entity.

      In 2001 and 2000, the Company received a cash capital contribution of $9,000 thousand and $4,000 thousand, respectively, from MLIIC. There were no capital contributions in 2002.

      On September 10, 2002, the Company's Board of Directors approved an Agreement and Plan of Merger providing for the merger of the Company with and into MLIIC, with MLIIC being the surviving corporation of the merger. MLIIC is pursuing the certificate of authority and authorizations to offer variable annuities and variable life insurance from the California Department of Insurance. Upon receipt of these approvals, the Agreement will be presented to COVA Corporation, as sole shareholder of MLIIC for approval. This merger should not impact the operations of the Separate Account. If approved, the Separate Account will become a separate account of MLI.

9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                                        Years ended December 31,
                                                       -------------------------
                                                         2002     2001     2000
                                                       -------  -------  -------
                                                         (Dollars in thousands)
Compensation                                           $   125  $   311  $   942
Commissions                                              7,061    3,340    3,123
Interest costs                                              37        -        -
Amortization of policy acquisition costs (excludes
  amortization of $199, $397 and $(617), respectively,
  related to realized investment gains (losses))         1,965      673    4,550
Capitalization of policy acquisition costs              (8,650)  (3,617)  (4,298)
Rent, net of sublease income                                 -      379      468
Other                                                      869    2,664    1,138
                                                       -------  -------  -------
  Total other expenses                                 $ 1,407  $ 3,750  $ 5,923
                                                       =======  =======  =======

10. STATUTORY CAPITAL AND RESTRICTIONS

      Dividend Restrictions

      Only dividends from earned surplus can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner. As such, no dividends are permissible in 2003 without prior approval of the insurance commissioner.

      Statutory Equity and Income

      Applicable insurance department regulations require that the insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. Statutory net losses of the Company, as filed with the Department, was $4,639 thousand, $2,759 thousand, and $4,470 thousand for the years ended December 31, 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed with the Department, was $10,600 thousand, $15,169 thousand at December 31, 2002, and 2001 respectively.

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective on January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance increased the Company's capital and surplus by approximately $420 thousand as of January 1, 2001 which primarily relates to accounting principles regarding income taxes. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

11. OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss):

                                                                    Years Ended December 31,
                                                                    -----------------------
                                                                      2002     2001    2000
                                                                    -------  -------  -----
                                                                     (Dollars in thousands)
Holding gains on investments arising during the year                $ 4,232  $ 1,881  $ 857
Income tax effect of holding gains                                   (1,382)       4   (300)
Reclassification adjustments:
  Recognized holding losses (gains) included in current
    year income                                                         768     (593)  (350)
  Amortization of premiums and accretion of discounts associated
    with investments                                                   (126)  (1,013)     -
  Recognized holding losses allocated to other
    policyholder amounts                                                199      397      -
  Income tax effect                                                    (274)      (1)   122
Allocation of holding losses on investments relating to other
  policyholder amounts                                               (3,976)    (747)     -
Income tax effect of allocation of holding gains or losses to other
  policyholder amounts                                                1,298       (2)     -
                                                                    -------  -------  -----
Other comprehensive income (loss)                                   $   739  $   (74) $ 329
                                                                    =======  =======  =====

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements
         ---------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Statement of Assets and Liabilities as of December 31, 2002.

3.   Statement of Operations for the year ended December 31, 2002.

4. Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001.

5.   Notes to Financial Statements - December 31, 2002 and 2001.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Balance Sheets as of December 31, 2002 and 2001.

3.   Statements of Income for the years ended December 31, 2002, 2001 and 2000.

4. Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

5.   Statements of Cash Flows for the years ended December 31, 2002, 2001 and
     2000.

6.   Notes to Financial Statements - December 31, 2002, 2001 and 2000.

b.       Exhibits
         ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.**

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.##

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.+++

          (ii) Enhanced Dollar Cost Averaging Rider+++

          (iii) Three Month Market Entry Rider+++

          (iv) Death Benefit Rider - (Compounded-Plus)+++

          (v)  Death Benefit Rider - (Annual Step-Up)+++

          (vi) Guaranteed Minimum Income Benefit Rider - (GMIB)+++

          (vii)Additional Death Benefit Rider - (Earnings Preservation
               Benefit)+++

          (viii) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider+++

          (ix) Terminal Illness Rider+++

          (x)  Individual Retirement Annuity Endorsement+++

          (xi) Roth Individual Retirement Annuity Endorsement+++

          (xii) 401 Plan Endorsement+++

          (xiii) Tax Sheltered Annuity Endorsement+++

          (xiv) Unisex Annuity Rates Rider+++

     5.   Variable Annuity Application.+++

     6.   (i)  Copy of Articles of Incorporation of the Company.#
          (ii) Copy of the Bylaws of the Company.#

     7. (i) Automatic Reinsurance Agreement between MetLife Investors Insurance Company of California and Exeter Reassurance Company, Ltd.

     8. (i) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

          (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.+

          (iii) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.***

          (iv) Form of Fund Participation Agreement - Dreyfus***

          (v) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company**

          (vi) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company++

          (vii) Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.***

          (viii) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company++

          (ix) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund***

          (x) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company++

          (xi) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company+

          (xii)Form of Fund Participation Agreement - PIMCO Variable Insurance Trust***

          (xiii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company++

          (xiv)Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.*

          (xv) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.*

          (xvi)Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company.*

          (xvii) Form of Participation Agreement between MetLife Investors Insurance Company and Met Investors Series Trust

          (xviii) Form of Amendment to Participation Agreement between MetLife
               Investors Insurance Company and Met Investors Series Trust

     9.   Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.**

     13.  Calculation of Performance Information.###

     14.  Company Organizational Chart.

     + incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997. ++ incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     +++ incorporated by reference to Registrant's N-4 (File Nos. 333-50540 and 811-5200) filed electronically November 22, 2000).

     * incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-52001) as electronically filed on April 29, 1998.

     ** incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     *** incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

     # incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     ## incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-5200) filed electronically March 6, 2001.

     ### incorporated by reference to Registrant's Post Effective No. 2 to Form N-4 (File nos. 333-54016 and 811-5200) filed on September 28, 2001

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------

Michael K. Farrell                Chairman of the Board, President,
22 Corporate Plaza Drive          Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                   Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                  Executive Vice President, Chief
22 Corporate Plaza Drive          Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                Director

501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget               Director
One Madison Avenue
New York, NY  10010

George Foulke                     Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                  Director
501 Boylston Street
Boston, MA  02116

Richard C. Pearson                Senior Vice President, General
22 Corporate Plaza Drive          Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                 Assistant Vice President and
22 Corporate Plaza Drive          Director
Newport Beach, CA 92660

Debora L. Buffington              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis                       Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                    Vice President, Appointed Actuary
501 Boylston Street
Boston, MA 02116

Anthony J. Williamson             Treasurer
One Madison Avenue
New York, NY 1001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart is filed as Exhibit 14 herewith.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 28, 2003, there were 512 qualified contract owners and 562 non-qualified contract owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article V, Section 9) provide that: This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officer in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal                      Positions and Offices
Business Address                        with Underwriter
----------------                        ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

A. Frank Beaz                           Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                          Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company of California ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach and State of California on this 25th day of April, 2003.

                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                             By:  METLIFE INVESTORS INSURANCE COMPANY

                             By:  /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor

                              By: /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ MICHAEL K. FARRELL        Chief Executive Officer, President             April 25, 2003
----------------------------- and Director                                   Date
Michael K. Farrell

/s/ JAMES P. BOSSERT          Executive Vice President and Chief Financial
---------------------------   Officer (Principal Accounting Officer) and     April 25, 2003
James P. Bossert              Director                                       Date

/s/ SUSAN A. BUFFUM*          Director
----------------------------                                                 April 25, 2003
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director
----------------------------                                                 April 25, 2003
Michael R. Fanning                                                           Date

                              Director                                       April 25, 2003
----------------------------                                                 Date
Elizabeth M. Forget

                              Director                                       April 25, 2003
----------------------------                                                 Date
George Foulke

/s/ HUGH C. MCHAFFIE*         Director
----------------------------                                                 April 25, 2003
Hugh C. McHaffie                                                             Date

/s/ RICHARD C. PEARSON        Director
----------------------------                                                 April 25, 2003
Richard C. Pearson                                                           Date

                              Director                                       April 25, 2003
----------------------------                                                 Date
Jeffrey A. Tupper

                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact


                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                                Power of Attorney

                               Michael K. Farrell
                        Chairman of the Board, President
                           and Chief Executive Officer

     KNOW ALL MEN BY THESE PRESENTS, that I, Chairman of the Board, President and Chief Executive Officer of MetLife Investors Insurance Company of California, a California company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account Five and MetLife Investors Variable Life Account Five, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of December, 2002.

                                             /s/ Michael K. Farrell
                                             ----------------------------
                                             Michael K. Farrell

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                                Power of Attorney

                                James P. Bossert
                Executive Vice President, Chief Financial Officer
                    Principal Accounting Officer and Director

     KNOW ALL MEN BY THESE PRESENTS, that I, Executive Vice President, Chief Financial Officer, Principal Accounting Officer and Director of MetLife Investors Insurance Company of California, a California company, do hereby appoint Michele H. Abate, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account Five and MetLife Investors Variable Life Account Five, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ James P. Bossert
                                             ----------------------------
                                             James P. Bossert

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                                Power of Attorney

                                 Susan A. Buffum
                                    Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors Insurance Company of California, a California company, do hereby appoint Michele
H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account Five and MetLife Investors Variable Life Account Five, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ Susan A. Buffum
                                             ----------------------------
                                             Susan A. Buffum

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                                Power of Attorney

                               Michael R. Fanning
                                    Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors Insurance Company of California, a California company, do hereby appoint Michele
H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account Five and MetLife Investors Variable Life Account Five, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of December, 2002.

                                             /s/ Michael R. Fanning
                                             ----------------------------
                                             Michael R. Fanning

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                                Power of Attorney

                                Hugh C. McHaffie
                                    Director

     KNOW ALL MEN BY THESE PRESENTS, that I, a Director of MetLife Investors Insurance Company of California, a California company, do hereby appoint Michele
H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account Five and MetLife Investors Variable Life Account Five, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 31st day of December, 2002.

                                             /s/ Hugh C. McHaffie
                                             ----------------------------
                                             Hugh C. McHaffie

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                                Power of Attorney

                               Richard C. Pearson
                       Executive Vice President, Secretary
                                  and Director

     KNOW ALL MEN BY THESE PRESENTS, that I, Executive Vice President, Secretary and Director of MetLife Investors Insurance Company of California, a California company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with MetLife Investors Variable Annuity Account Five and MetLife Investors Variable Life Account Five, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

     IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of December, 2002.

                                             /s/ Richard C. Pearson
                                             ----------------------------
                                             Richard C. Pearson

                                INDEX TO EXHIBITS

EX-99.B7. (i)       Automatic Reinsurance Agreement between MetLife Investors
                    USA Insurance Company and Exeter Reassurance Company, Ltd.

EX-99.B8(xvii)      Participation Agreement Among Met Investors Series Trust,
                    Met Investors Advisory Corp., MetLife Investors Distribution
                    Company and MetLife Investors Insurance Company of
                    California

EX-99.B8(xviii)     First Amendment to Participation Agreement Among Met
                    Investors Series Trust, Met Investors Advisory Corp.,
                    MetLife Investors Distribution Company and MetLife Investors
                    Insurance Company of California

EX-99.B9            Consent of Counsel.

EX-99.B10           Consents of Independent Auditors.

EX-99.B.14          Company Organizational Chart.